UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2019 is set forth below.

Schedule of Investments(a)

Invesco Canadian Energy Income ETF (ENY)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.7%
	Energy Equipment & Services - 12.6%
20,755	Computer Modelling Group Ltd. (Canada)(b)	$107,623
22,980	Enerflex Ltd. (Canada)	303,764
33,322	Ensign Energy Services, Inc. (Canada)	127,878
25,492	Mullen Group Ltd. (Canada)(b)	233,704
19,229	Pason Systems, Inc. (Canada)	302,645
41,896	Secure Energy Services, Inc. (Canada)	259,039
18,132	ShawCor Ltd. (Canada)	279,857

		1,614,510

	Oil, Gas & Consumable Fuels - 86.1%
85,611	ARC Resources Ltd. (Canada)(b)	619,283
68,793	Birchcliff Energy Ltd. (Canada)	164,479
22,817	Canadian Natural Resources Ltd. (Canada)	612,774
78,627	Cenovus Energy, Inc. (Canada)	614,264
19,850	Enbridge, Inc. (Canada)	725,652
23,882	Freehold Royalties Ltd. (Canada)(b)	162,026
37,307	Gibson Energy, Inc. (Canada)	565,585
51,586	Husky Energy, Inc. (Canada)	612,370
41,968	Inter Pipeline Ltd. (Canada)	674,914
28,761	Keyera Corp. (Canada)	611,442
9,019	Kinder Morgan Canada Ltd. (Canada)(c)	101,020
23,226	Parkland Fuel Corp. (Canada)	664,787
19,338	Pembina Pipeline Corp. (Canada)	689,412
42,654	Peyto Exploration & Development Corp. (Canada)(b)	219,554
49,521	PrairieSky Royalty Ltd. (Canada)(b)	715,684
20,892	Suncor Energy, Inc. (Canada)	674,182
38,495	TORC Oil & Gas Ltd. (Canada)(b)	138,351
50,189	Tourmaline Oil Corp. (Canada)	684,830
15,956	TransCanada Corp. (Canada)	678,917
28,373	Vermilion Energy, Inc. (Canada)(b)	695,660
107,561	Whitecap Resources, Inc. (Canada)	362,823

		10,988,009

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $17,059,556) - 98.7%	12,602,519

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 21.0%
2,683,275	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,683,275)	2,683,275

	Total Investments in Securities (Cost $19,742,831) - 119.7%	15,285,794
	Other assets less liabilities - (19.7)%	(2,520,140)

	Net Assets - 100.0%	$12,765,654

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	98.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China All-Cap ETF (YAO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 18.8%
1,288	58.com, Inc. ADR (China)(b)	$81,659
188,567	Alibaba Pictures Group Ltd. (Hong Kong)(b)	32,683
792	Autohome, Inc. ADR (China)(b)(c)	57,325
3,991	Baidu, Inc. ADR (China)(b)	688,966
610	Bilibili, Inc. ADR (China)(b)	11,230
532	Bitauto Holdings Ltd. ADR (China)(b)(c)	10,332
33,993	China Communications Services Corp. Ltd., H-Shares (China)	31,841
4,600	China Literature Ltd. (China)(b)(d)	22,599
79,170	China Mobile Ltd. (China)	830,373
199,693	China Telecom Corp. Ltd., H-Shares (China)	107,905
83,422	China Unicom Hong Kong Ltd. (China)	95,152
1,777	iQIYI, Inc. ADR (China)(b)(c)	35,753
1,983	Momo, Inc. ADR (China)(b)	60,343
3,857	NetDragon Websoft Holdings Ltd. (Hong Kong)	7,019
1,055	NetEase, Inc. ADR (China)	265,786
903	SINA Corp. (China)(b)	55,462
441	Sohu.com Ltd. ADR (China)(b)	9,129
21,993	Tencent Holdings Ltd. (China)	969,781
906	Weibo Corp. ADR (China)(b)	54,958
693	YY, Inc. ADR (China)(b)	48,115

		3,476,411

	Consumer Discretionary - 16.2%
6,054	Alibaba Group Holding Ltd. ADR (China)(b)	1,020,039
12,857	ANTA Sports Products Ltd. (China)	66,442
23,031	BAIC Motor Corp. Ltd., H-Shares (China)(d)	14,969
438	Baozun, Inc. ADR (China)(b)(c)	15,680
52,000	Bosideng International Holdings Ltd. (Hong Kong)	9,941
42,853	Brilliance China Automotive Holdings Ltd. (China)	40,304
9,000	BYD Co. Ltd., H-Shares (China)	52,818
52,713	China Dongxiang Group Co. Ltd. (China)	7,994
8,000	China Education Group Holdings Ltd. (Hong Kong)(b)(d)	11,276
44,285	China First Capital Group Ltd. (Hong Kong)(b)	23,027
20,571	China Maple Leaf Educational Systems Ltd. (China)	8,835
30,856	China Travel International Investment Hong Kong Ltd. (China)	8,887
17,500	China Yongda Automobiles Services Holdings Ltd. (China)	10,393
15,714	China ZhengTong Auto Services Holdings Ltd. (China)	8,291
5,477	Ctrip.com International Ltd. ADR (China)(b)	182,384
37,428	Dongfeng Motor Group Co. Ltd., H-Shares (China)	39,161
15,428	Fu Shou Yuan International Group Ltd. (China)	12,603

7,197	Fuyao Glass Industry Group Co. Ltd., H-Shares (China)(d)	$24,994
80,135	Geely Automobile Holdings Ltd. (China)	135,419
5,857	Golden Eagle Retail Group Ltd. (China)	6,277
166,560	GOME Retail Holdings Ltd. (China)(b)	14,434
44,285	Great Wall Motor Co. Ltd., H-Shares (China)	30,025
39,483	Guangzhou Automobile Group Co. Ltd., H-Shares (China)	42,670
17,857	Haier Electronics Group Co. Ltd. (Hong Kong)(b)	51,318
1,506	Huazhu Group Ltd. ADR (China)	47,816
11,749	JD.com, Inc. ADR (China)(b)	291,963
23,785	Li Ning Co. Ltd. (China)(b)	29,251
10,285	Minth Group Ltd. (China)	35,783
1,679	New Oriental Education & Technology Group, Inc. ADR (China)(b)	129,350
10,142	Shenzhou International Group Holdings Ltd. (China)	119,364
27,141	Skyworth Digital Holdings Ltd. (Hong Kong)	8,128
5,103	TAL Education Group ADR (China)(b)	158,346
10,285	Tianneng Power International Ltd. (China)	9,555
1,067	Tuniu Corp. ADR (China)(b)	4,908
5,997	Vipshop Holdings Ltd. ADR (China)(b)	46,117
22,999	Virscend Education Co. Ltd. (China)(d)	11,050
35,713	Xinyi Glass Holdings Ltd. (Hong Kong)	43,238
13,500	Xtep International Holdings Ltd. (China)	8,723
5,440	Yum China Holdings, Inc. (China)	198,288
7,286	Zhongsheng Group Holdings Ltd. (China)	13,055

		2,993,116

	Consumer Staples - 3.7%
9,000	Ausnutria Dairy Corp. Ltd. (China)	10,323
92,849	C.P. Pokphand Co. Ltd. (Hong Kong)	7,455
31,570	China Agri-Industries Holdings Ltd. (China)	11,225
59,000	China Huishan Dairy Holdings Co. Ltd. (China)(b)(e)	0
39,283	China Mengniu Dairy Co. Ltd. (China)(b)	121,403
20,571	China Resources Beer Holdings Co. Ltd. (China)	72,095
29,428	Dali Foods Group Co. Ltd. (China)(d)	20,027
3,000	Health and Happiness H&H International Holdings Ltd. (China)(b)	18,275
10,643	Hengan International Group Co. Ltd. (China)	83,552
31,570	Sun Art Retail Group Ltd. (Hong Kong)	31,221
24,714	Tibet Water Resources Ltd. (Hong Kong)(b)	9,008
27,427	Tingyi Cayman Islands Holding Corp. (China)	38,169
5,081	Tsingtao Brewery Co. Ltd., H-Shares (China)	22,308
17,714	Uni-President China Holdings Ltd. (China)	15,712
4,286	Vinda International Holdings Ltd. (Hong Kong)	7,472
91,277	Want Want China Holdings Ltd. (China)	73,634
134,782	WH Group Ltd. (Hong Kong)(d)	115,429
6,000	Yihai International Holding Ltd. (China)	18,275

		675,583

	Energy - 6.1%
29,850	China Coal Energy Co. Ltd., H-Shares (China)	12,554
25,427	China Oilfield Services Ltd., H-Shares (China)	25,146
365,862	China Petroleum & Chemical Corp., H-Shares (China)	306,334

Schedule of Investments(a)

48,567	China Shenhua Energy Co. Ltd., H-Shares (China)	$122,552
231,129	CNOOC Ltd. (China)	386,457
49,422	Kunlun Energy Co. Ltd. (China)	52,655
303,695	PetroChina Co. Ltd., H-Shares (China)	195,840
13,428	Sinopec Kantons Holdings Ltd. (China)	6,126
23,713	Yanzhou Coal Mining Co. Ltd., H-Shares (China)	21,638

		1,129,302

	Financials - 27.5%
406,117	Agricultural Bank of China Ltd., H-Shares (China)	190,981
1,091,515	Bank of China Ltd., H-Shares (China)	503,560
306,129	Bank of Communications Co. Ltd., H-Shares (China)	259,441
126,140	China Cinda Asset Management Co. Ltd., H-Shares (China)	32,473
166,276	China CITIC Bank Corp. Ltd., H-Shares (China)	107,648
1,043,017	China Construction Bank Corp., H-Shares (China)	931,799
44,000	China Everbright Bank Co. Ltd., H-Shares (China)	21,140
12,000	China Everbright Ltd. (China)	22,542
49,784	China Galaxy Securities Co. Ltd., H-Shares (China)	25,696
129,711	China Huarong Asset Management Co. Ltd., H-Shares (China)(d)	26,284
14,343	China International Capital Corp. Ltd., H-Shares (China)(d)	28,552
106,565	China Life Insurance Co. Ltd., H-Shares (China)	262,654
54,136	China Merchants Bank Co. Ltd., H-Shares (China)	235,953
11,885	China Merchants Securities Co. Ltd., H-Shares (China)(d)	16,237
98,044	China Minsheng Banking Corp. Ltd., H-Shares (China)	74,845
37,028	China Pacific Insurance Group Co. Ltd., H-Shares (China)	129,534
86,998	China Reinsurance Group Corp., H-Shares (China)	19,624
20,657	China Taiping Insurance Holdings Co. Ltd. (China)	56,600
200,437	Chong Sing Holdings FinTech GR (China)(b)	1,992
35,708	Chongqing Rural Commercial Bank Co. Ltd., H-Shares (China)	20,615
32,786	CITIC Securities Co. Ltd., H-Shares (China)	66,602
11,571	CSC Financial Co. Ltd., H-Shares (China)(d)	8,523
578	Fanhua, Inc. ADR (China)(c)	14,918
31,571	Far East Horizon Ltd. (China)	32,590
19,347	GF Securities Co. Ltd., H-Shares (China)	27,615
45,142	Guotai Junan International Holdings Ltd. (China)	7,882
7,657	Guotai Junan Securities Co. Ltd., H-Shares (China)(d)	16,316
44,913	Haitong Securities Co. Ltd., H-Shares (China)	50,484
22,737	Huatai Securities Co. Ltd., H-Shares (China)(d)	42,364
1,120,937	Industrial & Commercial Bank of China Ltd., H-Shares (China)	865,699
11,428	New China Life Insurance Co. Ltd., H-Shares (China)	48,353

11,600	Orient Securities Co. Ltd., H-Shares (China)(d)	$8,146
101,712	People’s Insurance Co. Group of China Ltd. (The), H-Shares (China)	41,998
98,848	PICC Property & Casualty Co. Ltd., H-Shares (China)	101,913
72,557	Ping An Insurance Group Co. of China Ltd., H-Shares (China)	701,833
116,854	Postal Savings Bank of China Co. Ltd., H-Shares (China)(d)	65,525
3,200	ZhongAn Online P&C Insurance Co. Ltd., H-Shares (China)(b)(c)(d)	11,011

		5,079,942

	Health Care - 4.0%
9,317	3SBio, Inc. (China)(d)	15,555
554	BeiGene Ltd. ADR (China)(b)	71,732
36,000	China Animal Healthcare Ltd. (China)(b)(e)	0
409	China Biologic Products Holdings, Inc. (China)(b)(c)	33,207
20,000	China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)(b)	10,629
20,138	China Medical System Holdings Ltd. (China)	20,865
9,428	China Resources Medical Holdings Co. Ltd. (China)	6,584
23,499	China Resources Pharmaceutical Group Ltd. (China)(d)	33,362
66,284	CSPC Pharmaceutical Group Ltd. (China)	113,701
12,902	Genertec Universal Medical Group Co. Ltd. (China)(d)	10,375
13,714	Genscript Biotech Corp. (China)(b)	21,043
3,280	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares (China)	12,603
91,200	Hua Han Health Industry Holdings Ltd. (Hong Kong)(b)(e)	0
1,683	Livzon Pharmaceutical Group, Inc., H-Shares (China)	5,405
22,642	Luye Pharma Group Ltd. (China)(d)	16,823
5,857	Microport Scientific Corp. (China)	5,620
7,400	Ping An Healthcare and Technology Co. Ltd. (China)(b)(d)	34,799
34,286	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares (China)	28,620
6,357	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares (China)	19,322
12,228	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares (China)	26,025
68,284	Sihuan Pharmaceutical Holdings Group Ltd. (China)	14,359
92,987	Sino Biopharmaceutical Ltd. (China)	78,213
17,029	Sinopharm Group Co. Ltd., H-Shares (China)	76,066
23,714	SSY Group Ltd. (Hong Kong)	21,246
8,571	Tong Ren Tang Technologies Co. Ltd., H-Shares (China)	11,513
6,428	Wuxi Biologics Cayman, Inc. (China)(b)(d)	55,255

		742,922

	Industrials - 7.2%
337	51job, Inc. ADR (China)(b)	23,469
27,141	Air China Ltd., H-Shares (China)	26,910
38,284	AviChina Industry & Technology Co. Ltd., H-Shares (China)	25,420
20,571	Beijing Capital International Airport Co. Ltd., H-Shares (China)	19,216
2,270	BEST, Inc. ADR (China)(b)	10,578
63,992	China Communications Construction Co. Ltd., H-Shares (China)	64,019

Schedule of Investments(a)

25,999	China Conch Venture Holdings Ltd. (China)	$86,645
21,999	China Eastern Airlines Corp. Ltd., H-Shares (China)	13,429
88,569	China Energy Engineering Corp. Ltd., H-Shares (China)	10,723
51,855	China Everbright International Ltd. (China)	52,075
6,000	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(c)	6,178
7,428	China International Marine Containers Group Co. Ltd., H-Shares (China)	7,933
14,571	China Lesso Group Holdings Ltd. (China)	8,133
18,274	China Merchants Port Holdings Co. Ltd. (China)	36,098
27,356	China Railway Construction Corp. Ltd., H-Shares (China)	37,931
55,421	China Railway Group Ltd., H-Shares (China)	51,701
29,142	China Southern Airlines Co. Ltd., H-Shares (China)	20,687
25,713	China State Construction International Holdings Ltd. (China)	24,446
92,141	CITIC Ltd. (China)	139,268
53,562	COSCO SHIPPING Development Co. Ltd., H-Shares (China)(b)	6,143
16,857	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares (China)	9,538
37,071	COSCO SHIPPING Holdings Co. Ltd., H-Shares (China)(b)	14,929
23,714	COSCO SHIPPING Ports Ltd. (China)	24,661
16,000	Country Garden Services Holdings Co. Ltd. (China)(b)	24,632
58,856	CRRC Corp. Ltd., H-Shares (China)	59,106
101,255	Fullshare Holdings Ltd. (Hong Kong)(b)	22,969
17,142	Greentown Service Group Co. Ltd. (China)(d)	15,642
20,571	Guangshen Railway Co. Ltd., H-Shares (China)	8,520
9,428	Haitian International Holdings Ltd. (China)	21,627
16,857	Jiangsu Expressway Co. Ltd., H-Shares (China)	24,405
22,999	Lonking Holdings Ltd. (China)	7,709
40,999	Metallurgical Corp. of China Ltd., H-Shares (China)	11,234
15,285	Qingdao Port International Co. Ltd., H-Shares (China)(b)(d)	9,506
946	Seaspan Corp. (Hong Kong)	8,798
35,997	Shanghai Electric Group Co. Ltd., H-Shares (China)	12,570
6,857	Shanghai Industrial Holdings Ltd. (China)	14,401
10,285	Shenzhen Expressway Co. Ltd., H-Shares (China)	11,639
14,420	Shenzhen International Holdings Ltd. (China)	27,933
17,571	Sinopec Engineering Group Co. Ltd., H-Shares (China)	17,243
30,714	Sinotrans Ltd., H-Shares (China)	14,052
9,357	Sinotruk Hong Kong Ltd. (China)	17,219
18,857	SITC International Holdings Co. Ltd. (China)	17,303
27,799	Weichai Power Co. Ltd., H-Shares (China)	37,199
9,268	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares (China)	11,091
32,871	Yangzijiang Shipbuilding Holdings Ltd. (China)	34,224
10,000	Yuexiu Transport Infrastructure Ltd. (China)	7,710

20,570	Zhejiang Expressway Co. Ltd., H-Shares (China)	$21,077
7,843	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares (China)	43,480
18,770	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares (China)	7,607
5,327	ZTO Express Cayman, Inc. ADR (China)	91,198

		1,320,224

	Information Technology - 3.3%
1,122	21Vianet Group, Inc. ADR (China)(b)	10,075
10,199	AAC Technologies Holdings, Inc. (China)	63,039
8,928	BYD Electronic International Co. Ltd. (China)	10,968
20,494	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(d)	16,219
30,856	Chinasoft International Ltd. (China)(b)	15,140
14,428	Digital China Holdings Ltd. (Hong Kong)(b)	6,932
22,285	FIT Hon Teng Ltd. (Taiwan)(d)	10,111
173,277	GCL-Poly Energy Holdings Ltd. (China)(b)	13,691
826	GDS Holdings Ltd. ADR (China)(b)(c)	23,458
788	Hollysys Automation Technologies Ltd. (China)	16,249
6,857	Hua Hong Semiconductor Ltd. (China)(d)	15,170
9,685	Kingboard Holdings Ltd. (China)	33,881
11,071	Kingboard Laminates Holdings Ltd. (Hong Kong)	11,400
26,428	Kingdee International Software Group Co. Ltd. (China)	25,328
14,571	Kingsoft Corp. Ltd. (China)	27,669
7,886	Legend Holdings Corp., H-Shares (China)(d)	20,552
90,565	Lenovo Group Ltd. (China)	65,788
22,071	Meitu, Inc. (China)(b)(d)	7,510
45,021	Semiconductor Manufacturing International Corp. (China)(b)	42,401
9,617	Sunny Optical Technology Group Co. Ltd. (China)	94,495
13,714	TravelSky Technology Ltd., H-Shares (China)	37,052
41,142	Xinyi Solar Holdings Ltd. (China)	17,303
2,571	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares (China)(d)	7,880
10,755	ZTE Corp., H-Shares (China)(b)	21,629

		613,940

	Materials - 2.6%
56,279	Aluminum Corp. of China Ltd., H-Shares (China)(b)	20,728
15,428	Angang Steel Co. Ltd., H-Shares (China)(c)	11,522
17,071	Anhui Conch Cement Co. Ltd., H-Shares (China)	92,244
33,142	BBMG Corp., H-Shares (China)	11,319
23,999	China BlueChemical Ltd., H-Shares (China)	7,799
28,500	China Hongqiao Group Ltd. (China)	18,161
16,000	China Metal Resources Utilization Ltd. (China)(b)(d)	8,870
50,999	China Molybdenum Co. Ltd., H-Shares (China)	20,603
56,283	China National Building Material Co. Ltd., H-Shares (China)	44,687
16,000	China Oriental Group Co. Ltd. (China)	10,787
30,571	China Resources Cement Holdings Ltd. (China)	30,896
20,456	China Zhongwang Holdings Ltd. (China)	10,245
17,000	Dongyue Group Ltd. (China)	10,833
16,857	Fufeng Group Ltd. (China)	7,476

Schedule of Investments(a)

11,143	Greatview Aseptic Packaging Co. Ltd. (China)	$7,072
16,999	Jiangxi Copper Co. Ltd., H-Shares (China)	21,534
18,570	Lee & Man Paper Manufacturing Ltd. (China)	16,495
25,714	Maanshan Iron & Steel Co. Ltd., H-Shares (China)	12,256
30,856	MMG Ltd. (China)(b)	11,247
23,856	Nine Dragons Paper Holdings Ltd. (Hong Kong)	24,200
47,713	Shougang Fushan Resources Group Ltd. (China)	10,094
44,283	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	20,937
15,000	Zhaojin Mining Industry Co. Ltd., H-Shares (China)	15,675
81,705	Zijin Mining Group Co. Ltd., H-Shares (China)	30,405

		476,085

	Real Estate - 7.6%
20,285	Agile Group Holdings Ltd. (China)	26,834
18,857	China Aoyuan Group Ltd. (China)	14,347
43,565	China Evergrande Group (China)	136,302
59,711	China Jinmao Holdings Group Ltd. (China)	30,134
22,999	China Logistics Property Holdings Co. Ltd. (China)(b)(d)	6,419
52,852	China Overseas Land & Investment Ltd. (China)	198,699
39,427	China Resources Land Ltd. (China)	153,252
27,428	China SCE Group Holdings Ltd. (China)	11,290
63,427	China South City Holdings Ltd. (China)	9,538
18,839	China Vanke Co. Ltd., H-Shares (China)	75,868
53,142	CIFI Holdings Group Co. Ltd. (China)	34,879
102,174	Country Garden Holdings Co. Ltd. (China)	144,276
23,714	Future Land Development Holdings Ltd. (China)	19,946
8,428	Greentown China Holdings Ltd. (China)	7,497
14,685	Guangzhou R&F Properties Co. Ltd., H-Shares (China)	29,158
10,285	Hopson Development Holdings Ltd. (China)	9,411
13,428	Jiayuan International Group Ltd. (China)	6,469
31,142	Kaisa Group Holdings Ltd. (China)	9,962
17,341	KWG Group Holdings Ltd. (China)(b)	17,017
18,857	Logan Property Holdings Co. Ltd. (China)	25,522
21,356	Longfor Group Holdings Ltd. (China)	66,000
27,427	Poly Property Group Co. Ltd. (China)	9,682
22,857	Powerlong Real Estate Holdings Ltd. (China)	10,137
9,746	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	9,092
302,790	Renhe Commercial Holdings Co. Ltd. (China)(b)	11,576
8,571	Ronshine China Holdings Ltd. (China)(b)(d)	10,213
46,284	Shenzhen Investment Ltd. (China)	16,103
15,356	Shimao Property Holdings Ltd. (China)	43,445
49,636	Shui On Land Ltd. (China)	12,272
44,993	Sino-Ocean Group Holding Ltd. (China)	22,019
26,856	SOHO China Ltd. (China)(b)	10,850
33,285	Sunac China Holdings Ltd. (China)	131,499
7,571	Times China Holdings Ltd. (China)	9,880
9,457	Yanlord Land Group Ltd. (China)	8,932
88,848	Yuexiu Property Co. Ltd. (China)	17,211
25,428	Yuzhou Properties Co. Ltd. (China)	12,541
58,856	Zall Smart Commerce Group Ltd. (China)(b)(c)	31,578
18,000	Zhenro Properties Group Ltd. (China)(d)	12,319

		1,412,169

	Utilities - 3.0%
456,300	Beijing Enterprises Clean Energy Group Ltd. (China)(b)	$7,036
6,786	Beijing Enterprises Holdings Ltd. (China)	38,441
80,272	Beijing Enterprises Water Group Ltd. (China)	46,342
145,800	CGN Power Co. Ltd., H-Shares (China)(d)	38,091
32,084	China Gas Holdings Ltd. (Hong Kong)	102,017
44,283	China Longyuan Power Group Corp. Ltd., H-Shares (China)	33,071
62,283	China Power International Development Ltd. (China)	16,034
12,000	China Resources Gas Group Ltd. (China)	46,950
25,713	China Resources Power Holdings Co. Ltd. (China)	51,448
12,000	China Water Affairs Group Ltd. (Hong Kong)	12,754
41,138	Datang International Power Generation Co. Ltd., H-Shares (China)	10,695
40,854	Guangdong Investment Ltd. (China)	77,890
28,856	Huadian Fuxin Energy Corp. Ltd., H-Shares (China)	6,546
23,999	Huadian Power International Corp. Ltd., H-Shares (China)	11,133
61,422	Huaneng Power International, Inc., H-Shares (China)	38,512
69,532	Huaneng Renewables Corp. Ltd., H-Shares (China)	19,938

		556,898

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $17,388,304)-100.0%	18,476,592

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
196,498	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $196,498)	196,498

	Total Investments in Securities (Cost $17,584,802) - 101.1%	18,673,090
	Other assets less liabilities - (1.1)%	(208,307)

	Net Assets - 100.0%	$18,464,783

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $797,065, which represented 4.32% of the Fund’s Net Assets.

Schedule of Investments(a)

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	96.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China Real Estate ETF (TAO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.3%
	Diversified Real Estate Activities - 26.0%
95,185	Chinese Estates Holdings Ltd. (Hong Kong)	$109,418
228,000	Far East Consortium International Ltd./HK (Hong Kong)	101,699
393,916	Hang Lung Properties Ltd. (Hong Kong)	858,445
298,834	Henderson Land Development Co. Ltd. (Hong Kong)	1,692,835
708,054	Joy City Property Ltd. (China)	80,310
119,020	Kerry Properties Ltd. (Hong Kong)	491,448
1,138,123	New World Development Co. Ltd. (Hong Kong)	1,784,051
652,551	Shenzhen Investment Ltd. (China)	227,034
129,070	Sun Hung Kai Properties Ltd. (Hong Kong)	2,158,103
97,582	Swire Pacific Ltd., Class A (Hong Kong)	1,152,822
179,733	Swire Pacific Ltd., Class B (Hong Kong)	320,678
230,993	Wharf Holdings Ltd. (The) (Hong Kong)	696,214
155,010	Wheelock & Co. Ltd. (Hong Kong)	991,691

		10,664,748

	Diversified REITs - 0.8%
203,954	Sunlight Real Estate Investment Trust REIT (Hong Kong)	141,918
261,380	Yuexiu Real Estate Investment Trust REIT (Hong Kong)	181,211

		323,129

	Office REITs - 1.0%
395,933	Champion REIT (Hong Kong)	300,228
239,044	Prosperity REIT (Hong Kong)	95,962

		396,190

	Real Estate Development - 52.8%
288,884	Agile Group Holdings Ltd. (China)	382,150
256,657	China Aoyuan Group Ltd. (China)	195,272
599,614	China Evergrande Group (China)(b)	1,876,015
828,818	China Jinmao Holdings Group Ltd. (China)	418,280
279,546	China Overseas Grand Oceans Group Ltd. (China)	107,590
549,530	China Overseas Land & Investment Ltd. (China)	2,065,982
491,247	China Resources Land Ltd. (China)	1,909,469
385,752	China SCE Group Holdings Ltd. (China)	158,790
873,243	China South City Holdings Ltd. (China)	131,320
262,017	China Vanke Co. Ltd., H-Shares (China)	1,055,187
730,061	CIFI Holdings Group Co. Ltd. (China)	479,159
252,310	CK Asset Holdings Ltd. (Hong Kong)	2,114,186
1,422,937	Country Garden Holdings Co. Ltd. (China)	2,009,270
341,103	Future Land Development Holdings Ltd. (China)	286,908
117,003	Greentown China Holdings Ltd. (China)	104,080
202,713	Guangzhou R&F Properties Co. Ltd., H-Shares (China)	402,496
132,472	Hopson Development Holdings Ltd. (China)	121,216
201,157	Jiayuan International Group Ltd. (China)	96,904
237,033	K Wah International Holdings Ltd. (Hong Kong)	130,196

435,848	Kaisa Group Holdings Ltd. (China)	$139,419
240,671	KWG Group Holdings Ltd. (China)	236,171
291,600	Landing International Development Ltd. (Hong Kong)(c)	95,878
253,663	Logan Property Holdings Co. Ltd. (China)	343,316
295,282	Longfor Group Holdings Ltd. (China)	912,561
387,680	Poly Property Group Co. Ltd. (China)	136,857
311,119	Powerlong Real Estate Holdings Ltd. (China)	137,981
117,717	Ronshine China Holdings Ltd. (China)(c)(d)	140,270
210,909	Shimao Property Holdings Ltd. (China)	596,707
691,142	Shui On Land Ltd. (China)	170,876
645,682	Sino Land Co. Ltd. (Hong Kong)	1,156,956
622,368	Sino-Ocean Group Holding Ltd. (China)	304,573
457,213	Sunac China Holdings Ltd. (China)	1,806,314
106,496	Times China Holdings Ltd. (China)	138,978
759,533	Wang On Properties Ltd. (Hong Kong)	115,188
130,890	Yanlord Land Group Ltd. (China)	123,623
1,236,757	Yuexiu Property Co. Ltd. (China)	239,575
352,726	Yuzhou Properties Co. Ltd. (China)	173,965
815,288	Zall Smart Commerce Group Ltd. (China)(b)(c)	437,428
254,000	Zhenro Properties Group Ltd. (China)(d)	173,829

		21,624,935

	Real Estate Management & Development - 0.0%
76,080	Asian Growth Properties Ltd. (Hong Kong)(c)(e)	0

	Real Estate Operating Companies - 13.9%
316,576	China Logistics Property Holdings Co. Ltd. (China)(c)(d)	88,356
170,653	Hang Lung Group Ltd. (Hong Kong)	500,213
232,497	Hongkong Land Holdings Ltd. (Hong Kong)	1,667,003
123,323	Hysan Development Co. Ltd. (Hong Kong)	639,663
134,250	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	125,239
4,213,677	Renhe Commercial Holdings Co. Ltd. (China)(c)	161,100
373,055	SOHO China Ltd. (China)(c)	150,711
209,874	Swire Properties Ltd. (Hong Kong)	815,777
229,743	Wharf Real Estate Investment Co. Ltd. (Hong Kong)	1,566,423

		5,714,485

	Retail REITs - 5.8%
279,550	Fortune Real Estate Investment Trust REIT (Hong Kong)	345,220
183,930	Link REIT (Hong Kong)	2,015,877

		2,361,097

	Total Common Stocks & Other Equity Interests (Cost $39,942,124)	41,084,584

	Money Market Fund - 0.0%
9,311	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(f) (Cost $9,311)	9,311

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $39,951,435) -100.3%	41,093,895

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
922,406	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $922,406)	$922,406

	Total Investments in Securities (Cost $40,873,841) -102.5%	42,016,301
	Other assets less liabilities - (2.5)%	(1,042,082)

	Net Assets - 100.0%	$40,974,219

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $527,694, which represented 1.29% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following countries:

Hong Kong	54.3%
China	46.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China Small Cap ETF (HAO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 4.0%
14,029	Bilibili, Inc. ADR (China)(b)(c)	$258,274
12,251	Bitauto Holdings Ltd. ADR (China)(b)(c)	237,914
5,293	Changyou.com Ltd. ADR (China)(b)	107,183
789,359	China Communications Services Corp. Ltd., H-Shares (China)	739,392
471,682	CITIC Telecom International Holdings Ltd. (China)	171,320
56,223	Fang Holdings Ltd. ADR (China)(c)	95,017
5,160	HUYA, Inc. ADR (China)(b)(c)	108,257
37,792	IMAX China Holding, Inc. (Hong Kong)(d)	96,230
426,149	Leyou Technologies Holdings Ltd. (China)(c)	118,394
86,188	NetDragon Websoft Holdings Ltd. (Hong Kong)	156,851
20,332	Sogou, Inc. ADR (China)(b)(c)	130,125
10,153	Sohu.com Ltd. ADR (China)(b)(c)	210,167
188,500	Tian Ge Interactive Holdings Ltd. (China)(d)	78,315

		2,507,439

	Consumer Discretionary - 13.9%
245,452	361 Degrees International Ltd. (China)	53,178
201,306	Ajisen China Holdings Ltd. (Hong Kong)	57,210
1,700,837	Asia Television Holdings Ltd. (Hong Kong)(c)	56,357
524,419	BAIC Motor Corp. Ltd., H-Shares (China)(d)	340,849
10,084	Baozun, Inc. ADR (China)(b)(c)	361,007
1,199,655	Bosideng International Holdings Ltd. (Hong Kong)	229,330
8,999	Bright Scholar Education Holdings Ltd. ADR (China)(b)(c)	90,800
179,787	Chaowei Power Holdings Ltd. (China)	69,195
163,248	China Animation Characters Co. Ltd. (Hong Kong)(d)	53,052
1,205,271	China Dongxiang Group Co. Ltd. (China)	182,787
174,000	China Education Group Holdings Ltd. (Hong Kong)(c)(d)	245,255
1,029,311	China First Capital Group Ltd. (Hong Kong)(c)	535,204
237,174	China Harmony New Energy Auto Holding Ltd. (China)	91,887
150,216	China Lilang Ltd. (China)	132,667
491,196	China Maple Leaf Educational Systems Ltd. (China)(b)	210,959
183,909	China New Higher Education Group Ltd. (China)(d)	91,173
720,823	China Travel International Investment Hong Kong Ltd. (China)	207,611
400,879	China Yongda Automobiles Services Holdings Ltd. (China)	238,074
365,685	China Yuhua Education Corp. Ltd. (China)(d)	146,801
356,360	China ZhengTong Auto Services Holdings Ltd. (China)	188,019

445,893	Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	$94,330
169,824	Cogobuy Group (China)(c)(d)	62,764
275,881	Cosmo Lady China Holdings Co. Ltd. (China)(d)	96,687
188,500	Crystal International Group Ltd. (Hong Kong)(d)	102,097
274,412	Dah Chong Hong Holdings Ltd. (China)	100,718
350,746	Fu Shou Yuan International Group Ltd. (China)	286,526
142,514	Golden Eagle Retail Group Ltd. (China)	152,745
3,844,348	GOME Retail Holdings Ltd. (China)(c)	333,154
297,568	Goodbaby International Holdings Ltd. (China)	92,152
215,499	Grand Baoxin Auto Group Ltd. (China)	65,913
436,128	Haichang Ocean Park Holdings Ltd. (China)(c)(d)	89,485
1,358	Hailiang Education Group, Inc. ADR (China)(b)(c)	46,851
120,425	Hisense Home Appliances Group Co. Ltd., H-Shares (China)	123,545
2,230,791	Huayi Tencent Entertainment Co. Ltd. (Hong Kong)(c)	55,154
17,474,239	Imperial Pacific International Holdings Ltd. (Hong Kong)(c)	113,575
58,500	JNBY Design Ltd. (China)(d)	87,526
24,564	Jumei International Holding Ltd. ADR (China)(c)	61,656
12,411	Kandi Technologies Group, Inc. (China)(b)(c)	68,757
247,000	Kasen International Holdings Ltd. (China)	115,840
541,775	Li Ning Co. Ltd. (China)(c)	666,284
352,332	Ozner Water International Holding Ltd. (China)(b)(d)	75,884
670,838	Pou Sheng International Holdings Ltd. (Hong Kong)(b)	129,949
126,804	Q Technology Group Co. Ltd. (China)(d)	71,266
245,301	Qingling Motors Co. Ltd., H-Shares (China)	63,149
403,555	Shanghai Jin Jiang International Hotels Group Co. Ltd., H-Shares (China)	101,317
617,180	Skyworth Digital Holdings Ltd. (Hong Kong)	184,839
10,954	Tarena International, Inc. ADR (China)(b)	71,858
208,434	TCL Electronics Holdings Ltd. (China)	98,815
237,999	Tianneng Power International Ltd. (China)	221,114
24,552	Tuniu Corp. ADR (China)(b)(c)	112,939
530,738	Virscend Education Co. Ltd. (China)(d)	254,997
181,209	Wisdom Education International Holdings Co. Ltd. (China)(d)	73,669
95,804	Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)(d)	137,479
261,072	Xingda International Holdings Ltd. (China)	75,859
145,663	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares (China)	104,884
310,979	Xtep International Holdings Ltd. (China)	200,933
335,988	Yadea Group Holdings Ltd. (China)(d)	129,313
165,425	Zhongsheng Group Holdings Ltd. (China)	296,414

		8,801,852

	Consumer Staples - 5.6%
209,000	Ausnutria Dairy Corp. Ltd. (China)	239,719
2,146,219	C.P. Pokphand Co. Ltd. (Hong Kong)	172,317
729,221	China Agri-Industries Holdings Ltd. (China)	259,284
241,706	China Foods Ltd. (China)	97,955

Schedule of Investments(a)

1,348,437	China Huishan Dairy Holdings Co. Ltd. (China)(c)(e)	$0
222,871	China Huiyuan Juice Group Ltd. (China)(c)(e)	14,344
789,311	China Modern Dairy Holdings Ltd. (China)(c)	95,562
678,008	Dali Foods Group Co. Ltd. (China)(d)	461,412
63,124	Health and Happiness H&H International Holdings Ltd. (China)(c)	384,534
568,760	Tibet Water Resources Ltd. (Hong Kong)(c)	207,304
123,887	Tsingtao Brewery Co. Ltd., H-Shares (China)	543,911
413,334	Uni-President China Holdings Ltd. (China)	366,626
98,913	Vinda International Holdings Ltd. (Hong Kong)	172,446
138,358	Yihai International Holding Ltd. (China)	421,420
196,732	Zhou Hei Ya International Holdings Co. Ltd. (China)(c)(d)	88,504

		3,525,338

	Energy - 2.1%
684,000	Anton Oilfield Services Group/Hong Kong (China)(c)	79,325
691,254	China Coal Energy Co. Ltd., H-Shares (China)	290,713
565,011	China Suntien Green Energy Corp. Ltd., H-Shares (China)	154,093
301,231	NewOcean Energy Holdings Ltd. (Hong Kong)(c)	97,125
326,917	Sinopec Kantons Holdings Ltd. (China)	149,154
697,675	Sinopec Oilfield Service Corp., H-Shares (China)(c)	59,572
554,535	Yanzhou Coal Mining Co. Ltd., H-Shares (China)	506,005

		1,335,987

	Financials - 8.4%
156,075	Bank of Chongqing Co. Ltd., H-Shares (China)	93,883
454,000	Bank of Gansu Co. Ltd., H-Shares (China)(c)(d)	127,868
367,309	Central China Securities Co. Ltd., H-Shares (China)(d)	84,259
1,005,000	China Everbright Bank Co. Ltd., H-Shares (China)	482,859
330,742	China International Capital Corp. Ltd., H-Shares (China)(d)	658,390
275,045	China Merchants Securities Co. Ltd., H-Shares (China)(b)(d)	375,761
3,340,663	China Minsheng Financial Holding Corp. Ltd. (Hong Kong)(c)	82,168
2,006,864	China Reinsurance Group Corp., H-Shares (China)	452,693
4,584,000	Chong Sing Holdings FinTech GR (China)(c)	45,567
830,000	Chongqing Rural Commercial Bank Co. Ltd., H-Shares (China)	479,170
262,334	CSC Financial Co. Ltd., H-Shares (China)(d)	193,239
90,679	Everbright Securities Co. Ltd., H-Shares (China)(d)	80,663
13,310	Fanhua, Inc. ADR (China)(b)	343,531
1,044,883	Guotai Junan International Holdings Ltd. (China)	182,432
178,074	Guotai Junan Securities Co. Ltd., H-Shares (China)(d)	379,446

286,882	Huishang Bank Corp. Ltd., H-Shares (China)	$127,963
16,031	LexinFintech Holdings Ltd. ADR (China)(b)(c)	156,783
2,010	Noah Holdings Ltd. ADR (China)(c)	94,470
271,232	Orient Securities Co. Ltd., H-Shares (China)(d)	190,461
19,465	PPDAI Group, Inc. ADR (China)(b)(c)	69,296
17,522	Qudian, Inc. ADR (China)(b)(c)	93,042
108,000	Sheng Ye Capital Ltd. (China)(c)(d)	95,245
3,608	Yirendai Ltd. ADR (China)(b)	40,301
626,500	Yixin Group Ltd. (China)(c)(d)	158,887
72,900	ZhongAn Online P&C Insurance Co. Ltd., H-Shares (China)(b)(c)(d)	250,844

		5,339,221

	Health Care - 7.3%
218,500	3SBio, Inc. (China)(d)	364,784
102,000	AK Medical Holdings Ltd. (China)(d)	52,906
863,000	China Animal Healthcare Ltd. (China)(c)(e)	0
444,000	China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)(c)	235,957
213,819	China Resources Medical Holdings Co. Ltd. (China)	149,328
93,253	China Shineway Pharmaceutical Group Ltd. (China)	108,861
101,049	Consun Pharmaceutical Group Ltd. (China)	75,980
272,408	Dawnrays Pharmaceutical Holdings Ltd. (China)	54,157
140,000	Essex Bio-Technology Ltd. (China)	91,886
294,611	Genertec Universal Medical Group Co. Ltd. (China)(d)	236,914
316,079	Genscript Biotech Corp. (China)(c)	484,993
72,654	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares (China)	279,164
2,279,911	Hua Han Health Industry Holdings Ltd. (Hong Kong)(c)(e)	0
729,959	Lifetech Scientific Corp. (China)(c)	157,216
39,800	Livzon Pharmaceutical Group, Inc., H-Shares (China)	127,819
519,081	Luye Pharma Group Ltd. (China)(d)	385,671
132,346	Microport Scientific Corp. (China)(b)	127,004
13,250	Shanghai Haohai Biological Technology Co. Ltd., H-Shares (China)(d)	64,927
1,563,292	Sihuan Pharmaceutical Holdings Group Ltd. (China)	328,728
8,228	Sinovac Biotech Ltd. (China)(c)	52,577
557,047	SSY Group Ltd. (Hong Kong)	499,068
195,846	Tong Ren Tang Technologies Co. Ltd., H-Shares (China)(b)	263,068
210,903	United Laboratories International Holdings Ltd. (The) (Hong Kong)	119,607
35,052	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H-Shares (China)(d)	141,830
8,443	Zai Lab Ltd. ADR (China)(b)(c)	227,877

		4,630,322

	Industrials - 18.9%
7,753	51job, Inc. ADR (China)(c)	539,919
67,250	A-Living Services Co. Ltd., H-Shares (China)(c)(d)	88,790
130,778	Anhui Expressway Co. Ltd., H-Shares (China)	83,333
886,672	AviChina Industry & Technology Co. Ltd., H-Shares (China)	588,727
52,241	BEST, Inc. ADR (China)(b)(c)	243,443
125,364	CAR, Inc. (China)(c)	104,327

Schedule of Investments(a)

93,910	China Aircraft Leasing Group Holdings Ltd. (China)(d)	$100,652
521,936	China Eastern Airlines Corp. Ltd., H-Shares (China)	318,615
2,050,108	China Energy Engineering Corp. Ltd., H-Shares (China)	248,207
140,855	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)	145,043
170,012	China International Marine Containers Group Co. Ltd., H-Shares (China)	181,567
328,415	China Lesso Group Holdings Ltd. (China)	183,320
239,798	China Machinery Engineering Corp., H-Shares (China)	117,963
654,000	China Southern Airlines Co. Ltd., H-Shares (China)	464,244
197,713	CIMC Enric Holdings Ltd. (China)	171,339
777,979	CITIC Resources Holdings Ltd. (China)	68,412
1,239,537	COSCO SHIPPING Development Co. Ltd., H-Shares (China)(c)	142,172
386,379	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares (China)	218,630
852,362	COSCO SHIPPING Holdings Co. Ltd., H-Shares (China)(b)(c)	343,261
170,242	COSCO SHIPPING International Hong Kong Co. Ltd. (China)	59,881
82,115	CSSC Offshore and Marine Engineering Group Co. Ltd., H-Shares (China)(c)	64,673
561,207	Dalian Port PDA Co. Ltd., H-Shares (China)	74,382
112,298	Dongfang Electric Corp. Ltd., H-Shares (China)(c)	83,722
66,122	Dongjiang Environmental Co. Ltd., H-Shares (China)	69,268
9,812	eHi Car Services Ltd. ADR (China)(b)(c)	102,928
394,657	Greentown Service Group Co. Ltd. (China)(d)	360,119
473,567	Guangshen Railway Co. Ltd., H-Shares (China)	196,145
217,000	Haitian International Holdings Ltd. (China)	497,789
248,001	Harbin Electric Co. Ltd., H-Shares (China)	132,428
403,325	Jiangsu Expressway Co. Ltd., H-Shares (China)	583,911
537,082	Lonking Holdings Ltd. (China)	180,015
948,480	Metallurgical Corp. of China Ltd., H-Shares (China)	259,884
363,536	Qingdao Port International Co. Ltd., H-Shares (China)(c)(d)	226,089
222,295	Qinhuangdao Port Co. Ltd., H-Shares (China)	48,444
301,000	Sany Heavy Equipment International Holdings Co. Ltd. (China)	99,736
21,760	Seaspan Corp. (Hong Kong)	202,368
813,633	Shanghai Electric Group Co. Ltd., H-Shares (China)	284,114
146,874	Shanghai Industrial Holdings Ltd. (China)	308,471
232,507	Shenzhen Expressway Co. Ltd., H-Shares (China)	263,125
327,899	Shenzhen International Holdings Ltd. (China)	635,180
2,364,773	Shougang Concord International Enterprises Co. Ltd. (China)(c)	63,891
276,141	Sichuan Expressway Co. Ltd., H-Shares (China)	88,332
120,000	SingAsia Holdings Ltd. (Singapore)(c)	91,758
400,683	Sinopec Engineering Group Co. Ltd., H-Shares (China)	393,192

708,686	Sinotrans Ltd., H-Shares (China)	$324,236
218,897	Sinotruk Hong Kong Ltd. (China)	402,828
423,414	SITC International Holdings Co. Ltd. (China)	388,518
528,521	Tianjin Port Development Holdings Ltd. (China)(c)	62,641
214,674	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares (China)	256,896
219,734	Yuexiu Transport Infrastructure Ltd. (China)	169,420
472,580	Zhejiang Expressway Co. Ltd., H-Shares (China)	484,222
430,985	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares (China)	174,663

		11,985,233

	Information Technology - 10.9%
25,809	21Vianet Group, Inc. ADR (China)(c)	231,765
1,042,009	AGTech Holdings Ltd. (Hong Kong)(c)	59,758
2,827,938	Anxin-China Holdings Ltd. (China)(c)(e)	0
208,561	BYD Electronic International Co. Ltd. (China)	256,226
132,984	Camsing International Holding Ltd. (Hong Kong)	128,803
12,856	Cheetah Mobile, Inc. ADR (China)(b)(c)	87,035
468,008	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(d)	370,389
706,089	Chinasoft International Ltd. (China)(c)	346,444
456,199	Comba Telecom Systems Holdings Ltd. (Hong Kong)(c)	104,650
1,155,484	Coolpad Group Ltd. (China)(c)(e)	0
3,101	Daqo New Energy Corp. ADR (China)(b)(c)	124,226
338,079	Digital China Holdings Ltd. (Hong Kong)(c)	162,432
512,470	FIT Hon Teng Ltd. (Taiwan)(d)	232,505
3,995,000	GCL-Poly Energy Holdings Ltd. (China)(c)	315,661
19,002	GDS Holdings Ltd. ADR (China)(b)(c)	539,657
603,519	Hi Sun Technology China Ltd. (Hong Kong)(c)	87,682
18,132	Hollysys Automation Technologies Ltd. (China)	373,882
148,212	Hua Hong Semiconductor Ltd. (China)(d)	327,903
8,915	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	148,524
282,131	Ju Teng International Holdings Ltd. (Hong Kong)	74,787
254,454	Kingboard Laminates Holdings Ltd. (Hong Kong)	262,020
598,218	Kingdee International Software Group Co. Ltd. (China)	573,311
180,647	Legend Holdings Corp., H-Shares (China)(d)	470,801
35,350	Link Motion, Inc. ADR (China)(c)(e)	2,720
510,500	Meitu, Inc. (China)(c)(d)	173,708
60,000	Nanjing Sample Technology Co. Ltd., H-Shares (China)	62,854
308,064	National Agricultural Holdings Ltd. (China)(c)(e)	0
132,134	O-Net Technologies Group Ltd. (China)(c)	63,653
88,198	Shanghai Fudan Microelectronics Group Co. Ltd., H-Shares (China)(c)	87,786
351,003	Vision Values Holdings Ltd. (Hong Kong)(c)	12,972
156,285	Wasion Holdings Ltd. (China)	81,860
935,026	Xinyi Solar Holdings Ltd. (China)	393,234
10,652	Xunlei Ltd. ADR (China)(c)	36,856
57,048	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares (China)(d)	174,851
249,483	ZTE Corp., H-Shares (China)(c)	501,719

		6,870,674

Schedule of Investments(a)

	Materials - 10.5%
1,304,000	Aluminum Corp. of China Ltd., H-Shares (China)(c)	$480,273
358,753	Angang Steel Co. Ltd., H-Shares (China)(b)	267,921
771,865	BBMG Corp., H-Shares (China)	263,627
548,733	China BlueChemical Ltd., H-Shares (China)	178,326
658,500	China Hongqiao Group Ltd. (China)	419,603
363,734	China Metal Resources Utilization Ltd. (China)(c)(d)	201,644
1,194,000	China Molybdenum Co. Ltd., H-Shares (China)	482,366
382,000	China Oriental Group Co. Ltd. (China)	257,533
228,320	China Sanjiang Fine Chemicals Co. Ltd. (China)	54,122
467,978	China Zhongwang Holdings Ltd. (China)	234,386
232,555	CPMC Holdings Ltd. (China)	110,547
384,000	Dongyue Group Ltd. (China)	244,689
394,735	Fufeng Group Ltd. (China)	175,064
247,737	Greatview Aseptic Packaging Co. Ltd. (China)	157,229
267,395	Huabao International Holdings Ltd. (Hong Kong)	121,656
394,000	Jiangxi Copper Co. Ltd., H-Shares (China)	499,109
1,291,000	Jinchuan Group International Resources Co. Ltd. (China)(c)	110,234
435,331	Lee & Man Paper Manufacturing Ltd. (China)	386,692
572,766	Maanshan Iron & Steel Co. Ltd., H-Shares (China)	272,999
718,767	MMG Ltd. (China)(c)	261,979
108,269	Shandong Chenming Paper Holdings Ltd., H-Shares (China)	62,919
1,120,514	Shougang Fushan Resources Group Ltd. (China)	237,049
402,000	Silver Grant International Industries Ltd. (China)(c)	82,995
580,568	Sinofert Holdings Ltd. (China)(b)(c)	68,070
1,016,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	480,375
336,000	Tiangong International Co. Ltd. (China)	71,510
753,784	West China Cement Ltd. (China)	107,592
346,515	Zhaojin Mining Industry Co. Ltd., H-Shares (China)	362,117

		6,652,626

	Real Estate - 14.0%
283,534	Beijing Capital Land Ltd., H-Shares (China)	117,797
234,546	Beijing North Star Co. Ltd., H-Shares (China)	68,749
539,150	C C Land Holdings Ltd. (Hong Kong)	124,366
225,836	Central China Real Estate Ltd. (China)(b)	97,280
425,284	China Aoyuan Group Ltd. (China)	323,569
524,977	China Logistics Property Holdings Co. Ltd. (China)(c)(d)	146,520
464,150	China Overseas Grand Oceans Group Ltd. (China)	178,640
426,127	China Overseas Property Holdings Ltd. (China)	147,171
639,233	China SCE Group Holdings Ltd. (China)	263,133
1,448,052	China South City Holdings Ltd. (China)	217,760
126,758	Colour Life Services Group Co. Ltd. (China)(c)(d)	71,402
475,445	Fantasia Holdings Group Co. Ltd. (China)	69,075

565,830	Future Land Development Holdings Ltd. (China)	$475,930
193,468	Greentown China Holdings Ltd. (China)	172,099
235,058	Guorui Properties Ltd. (China)(d)	42,837
220,846	Hopson Development Holdings Ltd. (China)	202,082
330,273	Jiayuan International Group Ltd. (China)	159,103
1,175,093	Joy City Property Ltd. (China)	133,283
721,328	Kaisa Group Holdings Ltd. (China)	230,738
398,304	KWG Group Holdings Ltd. (China)	390,857
416,198	Logan Property Holdings Co. Ltd. (China)	563,297
309,856	LVGEM China Real Estate Investment Co. Ltd. (China)	86,875
563,025	Mingfa Group International Co. Ltd. (Hong Kong)(c)(e)	0
420,000	Minmetals Land Ltd. (China)	75,471
641,164	Poly Property Group Co. Ltd. (China)	226,340
514,904	Powerlong Real Estate Holdings Ltd. (China)	228,359
222,453	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	207,521
293,306	Redco Group (China)(d)	115,877
6,984,197	Renhe Commercial Holdings Co. Ltd. (China)(c)	267,024
195,205	Ronshine China Holdings Ltd. (China)(c)(d)	232,603
460,837	Shanghai Industrial Urban Development Group Ltd. (China)	77,524
1,080,839	Shenzhen Investment Ltd. (China)	376,042
1,145,032	Shui On Land Ltd. (China)	283,095
1,031,000	Sino-Ocean Group Holding Ltd. (China)	504,548
705,015	Skyfame Realty Holdings Ltd. (China)	115,006
618,379	SOHO China Ltd. (China)(c)	249,820
480,000	Suncity Group Holdings Ltd. (China)(c)	72,795
258,000	Sunshine 100 China Holdings Ltd. (China)(c)(d)	55,239
175,897	Times China Holdings Ltd. (China)	229,547
11,914	Xinyuan Real Estate Co. Ltd. ADR (China)	56,949
216,799	Yanlord Land Group Ltd. (China)	204,763
2,048,190	Yuexiu Property Co. Ltd. (China)	396,759
583,267	Yuzhou Properties Co. Ltd. (China)	287,668
422,000	Zhenro Properties Group Ltd. (China)(d)	288,802

		8,834,315

	Utilities - 4.3%
10,478,148	Beijing Enterprises Clean Energy Group Ltd. (China)(b)(c)	161,578
655,596	Beijing Jingneng Clean Energy Co. Ltd., H-Shares (China)	142,871
751,074	China Datang Corp. Renewable Power Co. Ltd., H-Shares (China)	92,847
198,338	China Everbright Greentech Ltd. (China)(d)	156,715
1,464,849	China Oil & Gas Group Ltd. (China)(c)	98,942
1,425,235	China Power International Development Ltd. (China)	366,903
111,000	China Tian Lun Gas Holdings Ltd. (China)	112,603
282,223	China Water Affairs Group Ltd. (Hong Kong)	299,966
2,073,368	Concord New Energy Group Ltd. (Hong Kong)	87,197
928,264	Datang International Power Generation Co. Ltd., H-Shares (China)	241,332
669,234	Huadian Fuxin Energy Corp. Ltd., H-Shares (China)	151,814
539,216	Huadian Power International Corp. Ltd., H-Shares (China)	250,136
1,578,229	Huaneng Renewables Corp. Ltd., H-Shares (China)	452,549
309,884	SIIC Environment Holdings Ltd. (Singapore)	73,746

		2,689,199

Schedule of Investments(a)

	Total Common Stocks & Other Equity Interests (Cost $74,748,483)	$63,172,206

	Money Market Fund - 0.4%
250,537	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(f) (Cost $250,537)	250,537

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $74,999,020) - 100.3%	63,422,743

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.3%
3,351,519	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $3,351,519)	3,351,519

	Total Investments in Securities (Cost $78,350,539) - 105.6%	66,774,262
	Other assets less liabilities - (5.6)%	(3,513,472)

	Net Assets - 100.0%	$63,260,790

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $10,669,820, which represented 16.87% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	90.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China Technology ETF (CQQQ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Communications Equipment - 2.2%
2,069,332	BYD Electronic International Co. Ltd. (China)	$2,542,261
4,523,731	Comba Telecom Systems Holdings Ltd. (Hong Kong)(b)(c)	1,037,725
1,315,291	O-Net Technologies Group Ltd. (China)(c)	633,617
565,046	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares (China)(b)(d)	1,731,856
2,477,896	ZTE Corp., H-Shares (China)(c)	4,983,139

		10,928,598

	Electronic Equipment, Instruments & Components - 12.8%
2,356,970	AAC Technologies Holdings, Inc. (China)	14,568,296
2,144,054	Anxin-China Holdings Ltd. (China)(c)(e)	0
1,306,805	Camsing International Holding Ltd. (Hong Kong)	1,265,719
4,649,094	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(d)	3,679,365
28,659,444	China Youzan Ltd. (Hong Kong)(b)(c)	2,008,831
5,086,624	FIT Hon Teng Ltd. (Taiwan)(d)	2,307,770
180,106	Hollysys Automation Technologies Ltd. (China)	3,713,786
2,785,108	Ju Teng International Holdings Ltd. (Hong Kong)	738,275
2,202,613	Kingboard Holdings Ltd. (China)	7,705,370
2,526,222	Kingboard Laminates Holdings Ltd. (Hong Kong)	2,601,332
594,652	Nanjing Sample Technology Co. Ltd., H-Shares (China)	622,942
2,417,206	PAX Global Technology Ltd. (Hong Kong)	1,056,625
2,075,061	Sunny Optical Technology Group Co. Ltd. (China)	20,389,107
13,627,450	Tongda Group Holdings Ltd. (Hong Kong)	1,840,914
6,149,296	Truly International Holdings Ltd. (Hong Kong)(b)(c)	807,190
2,305,206	VSTECS Holdings Ltd. (China)	1,113,427
1,544,976	Wasion Holdings Ltd. (China)	809,238

		65,228,187

	Entertainment - 7.3%
139,349	Bilibili, Inc. ADR (China)(c)	2,565,415
52,572	Changyou.com Ltd. ADR (China)	1,064,583
51,249	HUYA, Inc. ADR (China)(b)(c)	1,075,204
4,201,158	Leyou Technologies Holdings Ltd. (China)(c)	1,167,182
853,748	NetDragon Websoft Holdings Ltd. (Hong Kong)(b)	1,553,713
118,368	NetEase, Inc. ADR (China)	29,820,450

		37,246,547

	Interactive Media & Services - 35.2%
294,414	58.com, Inc. ADR (China)(c)	18,665,847
181,000	Autohome, Inc. ADR (China)(b)(c)	13,100,780
218,950	Baidu, Inc. ADR (China)(c)	37,797,338
121,678	Bitauto Holdings Ltd. ADR (China)(b)(c)	2,362,987

558,422	Fang Holdings Ltd. ADR (China)(c)	$943,733
453,234	Momo, Inc. ADR (China)(c)	13,791,911
206,279	SINA Corp. (China)(c)	12,669,656
201,944	Sogou, Inc. ADR (China)(b)(c)	1,292,442
100,834	Sohu.com Ltd. ADR (China)(c)	2,087,264
1,184,670	Tencent Holdings Ltd. (China)	52,237,988
1,870,945	Tian Ge Interactive Holdings Ltd. (China)(b)(d)	777,305
207,007	Weibo Corp. ADR (China)(b)(c)	12,557,045
158,404	YY, Inc. ADR (China)(c)	10,997,990

		179,282,286

	Internet & Direct Marketing Retail - 24.4%
293,174	Alibaba Group Holding Ltd. ADR (China)(c)	49,396,887
100,144	Baozun, Inc. ADR (China)(b)(c)	3,585,155
678,326	Ctrip.com International Ltd. ADR (China)(c)	22,588,256
1,526,162	JD.com, Inc. ADR (China)(c)	37,925,126
1,370,636	Vipshop Holdings Ltd. ADR (China)(c)	10,540,191

		124,035,615

	IT Services - 4.7%
256,336	21Vianet Group, Inc. ADR (China)(c)	2,301,897
10,351,133	AGTech Holdings Ltd. (Hong Kong)(c)	593,627
7,012,248	Chinasoft International Ltd. (China)(c)	3,440,574
3,356,036	Digital China Holdings Ltd. (Hong Kong)(c)	1,612,430
188,738	GDS Holdings Ltd. ADR (China)(b)(c)	5,360,159
6,010,520	Hi Sun Technology China Ltd. (Hong Kong)(c)	873,233
1,983,505	SUNeVision Holdings Ltd. (Hong Kong)	1,263,910
3,058,210	TravelSky Technology Ltd., H-Shares (China)	8,262,588
3,978,997	Vision Values Holdings Ltd. (Hong Kong)(c)	147,057

		23,855,475

	Semiconductors & Semiconductor Equipment - 6.4%
835,667	ASM Pacific Technology Ltd. (Hong Kong)	8,972,555
30,795	Daqo New Energy Corp. ADR (China)(c)	1,233,648
39,679,021	GCL-Poly Energy Holdings Ltd. (China)(c)	3,135,202
1,473,481	Hua Hong Semiconductor Ltd. (China)(d)	3,259,922
88,537	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	1,475,026
10,247,942	Semiconductor Manufacturing International Corp. (China)(b)(c)	9,651,483
877,551	Shanghai Fudan Microelectronics Group Co. Ltd., H-Shares (China)(c)	873,447
9,295,894	Xinyi Solar Holdings Ltd. (China)	3,909,471

		32,510,754

	Software - 2.6%
127,684	Cheetah Mobile, Inc. ADR (China)(b)(c)	864,421
5,947,168	Kingdee International Software Group Co. Ltd. (China)	5,699,556
3,243,731	Kingsoft Corp. Ltd. (China)(b)	6,159,480
367,331	Link Motion, Inc. ADR (China)(c)(e)	28,266
534,446	National Agricultural Holdings Ltd. (China)(c)(e)	0
105,797	Xunlei Ltd. ADR (China)(c)	366,057

		13,117,780

	Technology Hardware, Storage & Peripherals - 4.5%
35,636,260	China Goldjoy Group Ltd. (Hong Kong)(b)	1,703,085
1,977,868	Coolpad Group Ltd. (China)(c)(e)	0

Schedule of Investments(a)

1,793,770	Legend Holdings Corp., H-Shares (China)(d)	$4,674,908
20,491,169	Lenovo Group Ltd. (China)	14,885,195
5,069,388	Meitu, Inc. (China)(c)(d)	1,724,963

		22,988,151

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $544,372,615) - 100.1%	509,193,393

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.5%
32,903,830	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $32,903,830)	32,903,830

	Total Investments in Securities (Cost $577,276,445) - 106.6%	542,097,223
	Other assets less liabilities - (6.6)%	(33,468,974)

	Net Assets - 100.0%	$508,628,249

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $18,156,089, which represented 3.57% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	94.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Developed Markets Momentum ETF (PIZ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 3.7%
32,945	CSL Ltd.	$4,677,534
232,746	Qantas Airways Ltd.	923,204
70,707	Woolworths Group Ltd.	1,514,200

		7,114,938

	Belgium - 0.5%
6,417	Ackermans & van Haaren NV	1,028,637

	Canada - 16.6%
109,146	Algonquin Power & Utilities Corp.	1,205,900
22,775	Bank of Nova Scotia (The)	1,297,167
60,718	Canadian Apartment Properties REIT	2,163,712
38,352	Canadian National Railway Co.	3,202,084
22,371	CGI Group, Inc., Class A(a)	1,479,760
7,201	Constellation Software, Inc.	5,376,871
43,275	Fortis, Inc.	1,544,100
160,794	Kirkland Lake Gold Ltd.	5,175,331
85,128	Metro, Inc.	3,096,447
42,228	Open Text Corp.	1,501,919
21,914	Royal Bank of Canada	1,668,955
7,941	Shopify, Inc., Class A(a)	1,337,387
45,425	Toronto-Dominion Bank (The)	2,559,545

		31,609,178

	Denmark - 8.9%
133,971	Ambu A/S, Class B	3,553,673
10,633	Chr. Hansen Holding A/S	1,009,881
13,463	Coloplast A/S, Class B	1,231,489
14,173	DSV A/S	1,131,331
68,277	Novo Nordisk A/S, Class B	3,191,975
35,511	Novozymes A/S, Class B	1,484,969
69,422	Royal Unibrew A/S	5,232,069

		16,835,387

	Finland - 2.2%
39,191	Elisa Oyj	1,643,643
30,431	Huhtamaki Oyj	1,001,100
16,469	Neste Oyj	1,514,433

		4,159,176

	France - 5.3%
10,153	Airbus SE	1,167,568
13,163	EssilorLuxottica SA	1,671,244
12,944	Pernod Ricard SA	2,153,625
11,133	Safran SA	1,462,687
7,706	Teleperformance	1,328,990
25,564	Vinci SA	2,255,152

		10,039,266

	Germany - 4.0%
13,042	adidas AG	3,108,238
20,222	Deutsche Wohnen SE	1,011,450
7,309	Hannover Rueck SE	1,055,887
6,512	MTU Aero Engines AG	1,406,266
12,845	Symrise AG	1,070,051

		7,651,892

	Hong Kong - 4.7%
682,526	China Gas Holdings Ltd.	$2,170,215
69,552	Jardine Matheson Holdings Ltd.	4,647,465
186,260	Link REIT	2,041,413

		8,859,093

	Ireland - 1.6%
51,035	Glanbia PLC	977,953
10,713	Kerry Group PLC, Class A	1,097,117
23,667	Kingspan Group PLC	969,494

		3,044,564

	Israel - 1.2%
21,411	Nice Ltd.(a)	2,357,818

	Italy - 0.6%
226,327	Snam SpA	1,082,944

	Japan - 11.8%
85,772	Asahi Intecc Co. Ltd.	3,719,965
21,908	Bandai Namco Holdings, Inc.	965,256
19,987	Daifuku Co. Ltd.	999,075
28,798	Daiwa House Industry Co. Ltd.	933,295
6,313	FamilyMart UNY Holdings Co. Ltd.	737,861
11,339	Hikari Tsushin, Inc.	1,810,823
1,634	Japan Hotel REIT Investment Corp. REIT	1,253,689
2,020	Keyence Corp.	1,036,821
18,211	Kikkoman Corp.	965,519
95,862	Nexon Co. Ltd.(a)	1,463,959
18,958	Nissan Chemical Corp.	1,006,866
12,391	OBIC Co. Ltd.	1,170,445
15,212	Oriental Land Co. Ltd.	1,555,725
27,747	PeptiDream, Inc.(a)	1,181,727
15,693	Shionogi & Co. Ltd.	964,104
20,090	Sohgo Security Services Co. Ltd.	875,003
18,946	Sony Corp.	951,739
21,146	Yamaha Corp.	924,883

		22,516,755

	Netherlands - 0.5%
38,930	Koninklijke Ahold Delhaize NV	1,028,308

	New Zealand - 8.1%
549,344	a2 Milk Co. Ltd.(a)	4,819,967
895,208	Auckland International Airport Ltd.	4,563,735
110,855	Fisher & Paykel Healthcare Corp. Ltd.	965,726
704,100	Ryman Healthcare Ltd.	5,118,053

		15,467,481

	Norway - 1.0%
46,796	Mowi ASA	1,031,084
47,570	Telenor ASA	900,179

		1,931,263

	Singapore - 0.6%
125,717	Oversea-Chinese Banking Corp. Ltd.	1,076,118

	South Africa - 0.7%
51,746	Anglo American PLC	1,322,450

	Spain - 2.4%
96,600	Inmobiliaria Colonial Socimi SA REIT	989,833
150,286	Red Electrica Corp. SA	3,466,157

		4,455,990

Schedule of Investments

	Sweden - 3.2%
84,185	Fabege AB	$1,226,776
40,078	Hexagon AB, Class B	1,956,224
107,718	Nibe Industrier AB, Class B	1,222,763
139,802	Tele2 AB, Class B	1,744,579

		6,150,342

	Switzerland - 5.1%
669	Givaudan SA	1,623,780
4,207	Lonza Group AG(a)	1,110,587
12,329	Nestle SA	1,074,205
2,352	Partners Group Holding AG	1,618,022
13,543	Schindler Holding AG-PC	2,880,328
10,023	Sika AG(b)	1,323,468

		9,630,390

	United Kingdom - 17.1%
65,416	Bunzl PLC	2,065,236
51,711	Compass Group PLC	1,109,119
60,264	Croda International PLC	3,821,814
31,045	Diageo PLC	1,184,919
63,268	Halma PLC	1,165,163
83,439	Hargreaves Lansdown PLC	1,792,378
125,487	Hiscox Ltd.	2,340,719
86,028	HomeServe PLC	1,067,717
93,431	InterContinental Hotels Group PLC(a)	5,334,641
108,912	Intermediate Capital Group PLC	1,455,606
371,399	Legal & General Group PLC	1,267,316
19,381	London Stock Exchange Group PLC	1,167,404
28,394	Reckitt Benckiser Group PLC	2,189,883
484,550	Rightmove PLC	3,008,535
42,339	Spirax-Sarco Engineering PLC	3,567,255

		32,537,705

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $176,541,365) - 99.8%	189,899,695

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
1,841,320	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $1,841,320)	1,841,320

	Total Investments in Securities (Cost $178,382,685) - 100.8%	191,741,015
	Other assets less liabilities - (0.8)%	(1,539,372)

	Net Assets - 100.0%	$190,201,643

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Emerging Markets Momentum ETF (PIE)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Brazil - 14.6%
99,200	B2W Cia Digital(a)	$1,361,590
90,338	Banco Bradesco SA ADR	1,121,998
84,353	Banco Santander Brasil SA ADR	1,121,895
345,500	Bradespar SA (Preference Shares)	2,667,979
48,348	Braskem SA ADR	1,377,918
133,600	Cia de Saneamento de Minas Gerais-COPASA	2,186,202
79,600	CVC Brasil Operadora e Agencia de Viagens SA	1,398,485
126,500	Equatorial Energia SA	3,061,100
75,120	GOL Linhas Aereas Inteligentes SA ADR(a)	1,019,378
107,300	Magazine Luiza SA	5,274,572
642,400	Rumo SA(a)	3,465,236
103,042	Vale SA ADR	1,281,842

		25,338,195

	Chile - 1.2%
35,871	Banco de Chile ADR	1,139,263
22,632	Sociedad Quimica y Minera de Chile SA ADR	965,481

		2,104,744

	China - 20.7%
656,482	ANTA Sports Products Ltd.	3,392,553
2,251,596	China Jinmao Holdings Group Ltd.	1,136,315
236,081	China Merchants Bank Co. Ltd., H-Shares	1,028,964
266,008	China Overseas Land & Investment Ltd.	1,000,068
250,244	China Vanke Co. Ltd., H-Shares	1,007,775
899,689	Geely Automobile Holdings Ltd.	1,520,368
1,134,347	Greentown Service Group Co. Ltd.(b)	1,035,075
936,139	Guangdong Investment Ltd.	1,784,781
71,170	Huazhu Group Ltd. ADR	2,259,647
951,939	Kingdee International Software Group Co. Ltd.	912,305
1,157,148	Logan Property Holdings Co. Ltd.	1,566,125
311,246	Longfor Group Holdings Ltd.	961,897
23,437	Noah Holdings Ltd. ADR(a)	1,101,539
101,036	Ping An Insurance Group Co. of China Ltd., H-Shares	977,307
988,047	Shenzhen Expressway Co. Ltd., H-Shares	1,118,159
335,000	Shenzhou International Group Holdings Ltd.	3,942,708
1,833,574	SITC International Holdings Co. Ltd.	1,682,457
166,862	TAL Education Group ADR(a)	5,177,728
688,792	TravelSky Technology Ltd., H-Shares	1,860,959
837,934	Yihai International Holding Ltd.	2,552,235

		36,018,965

	Egypt - 0.5%
924,534	ElSewedy Electric Co.	924,011

	Hong Kong - 0.5%
4,894,611	Bosideng International Holdings Ltd.	935,669

	Hungary - 0.6%
24,458	OTP Bank Nyrt	$1,009,240

	India - 1.7%
13,488	HDFC Bank Ltd. ADR	1,324,791
33,211	WNS Holdings Ltd. ADR(a)	1,620,365

		2,945,156

	Indonesia - 1.1%
3,027,686	PT Bukit Asam Tbk	933,929
1,860,277	PT Charoen Pokphand Indonesia Tbk	985,225

		1,919,154

	Malaysia - 8.8%
1,623,600	AirAsia Group Bhd	1,205,016
1,756,400	HAP Seng Consolidated Bhd	4,223,765
3,180,580	Hartalega Holdings Bhd	4,193,147
2,303,515	Press Metal Aluminium Holdings Bhd	2,423,865
1,309,700	QL Resources Bhd	2,161,516
883,400	Top Glove Corp. Bhd	1,039,548

		15,246,857

	Mexico - 2.8%
392,145	Gruma SAB de CV, Class B	4,801,178

	Philippines - 3.2%
1,329,475	Ayala Land, Inc.	1,132,771
121,581	Manila Electric Co.	853,470
124,302	SM Investments Corp.	2,361,524
1,618,638	SM Prime Holdings, Inc.	1,183,460

		5,531,225

	South Africa - 7.5%
118,951	Bidvest Group Ltd. (The)	1,816,087
16,636	Capitec Bank Holdings Ltd.	1,461,975
237,253	Clicks Group Ltd.	3,520,355
141,207	Discovery Ltd.	1,694,271
336,629	FirstRand Ltd.	1,760,263
338,330	Impala Platinum Holdings Ltd.(a)	985,415
274,160	RMB Holdings Ltd.	1,725,328

		12,963,694

	Taiwan - 22.3%
884,000	Accton Technology Corp.	3,093,273
528,000	Chailease Holding Co. Ltd.	1,942,093
1,503,000	Cheng Loong Corp.	951,560
1,565,000	China Life Insurance Co. Ltd.	1,413,627
291,000	China Steel Chemical Corp.	1,283,482
356,000	Chong Hong Construction Co. Ltd.	979,184
1,332,000	CTBC Financial Holding Co. Ltd.	897,495
1,632,199	E.Sun Financial Holding Co. Ltd.	1,134,302
276,000	Formosa Chemicals & Fibre Corp.	956,789
620,000	Fubon Financial Holding Co. Ltd.	899,077
704,509	International CSRC Investment Holdings Co.	986,081
1,197,000	King’s Town Bank Co. Ltd.	1,135,770
1,375,598	Lien Hwa Industrial Corp.	1,350,008
667,000	Lite-On Technology Corp.	982,431
1,041,000	Mega Financial Holding Co. Ltd.	901,343
234,740	President Chain Store Corp.	2,464,191
712,000	Primax Electronics Ltd.	1,168,068
189,000	Realtek Semiconductor Corp.	1,005,859
1,163,000	Sinbon Electronics Co. Ltd.	3,221,565
1,111,000	Taiwan High Speed Rail Corp.	1,126,496

Schedule of Investments

294,680	Taiwan Semiconductor Manufacturing Co. Ltd.	$2,119,828
1,109,000	Uni-President Enterprises Corp.	2,595,482
142,000	Voltronic Power Technology Corp.	2,435,884
351,000	Yageo Corp.	3,673,209

		38,717,097

	Thailand - 14.6%
649,557	Airports of Thailand PCL NVDR	1,434,566
1,980,550	Bangchak Corp. PCL NVDR	2,044,418
133,860	Bangkok Bank PCL (Foreign Shares)	921,178
1,706,562	Bangkok Chain Hospital PCL NVDR	890,356
4,163,938	Bangkok Dusit Medical Services PCL NVDR	3,145,361
149,567	Electricity Generating PCL NVDR	1,254,271
947,670	Hana Microelectronics PCL NVDR	1,046,479
1,862,147	Home Product Center PCL NVDR	929,807
563,559	Indorama Ventures PCL NVDR	865,834
172,214	Kasikornbank PCL NVDR	1,102,434
430,662	Kiatnakin Bank PCL NVDR	944,238
1,101,034	Minor International PCL NVDR	1,365,610
812,102	Muangthai Capital PCL NVDR	1,234,691
638,633	PTT PCL NVDR	991,396
1,424,806	Thanachart Capital PCL NVDR	2,451,255
1,353,684	Tisco Financial Group PCL NVDR	3,585,416
2,816,774	TTW PCL NVDR	1,145,012

		25,352,322

	Total Investments in Securities (Cost $159,885,491) - 100.1%	173,807,507
	Other assets less liabilities - (0.1)%	(182,150)

	Net Assets - 100.0%	$173,625,357

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Infrastructure ETF (PXR)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Argentina - 1.4%
16,403	Loma Negra Cia Industrial Argentina SA ADR(a)	$212,583

	Australia - 0.5%
2,178	CIMIC Group Ltd.	71,162

	Brazil - 8.9%
53,524	Cia Siderurgica Nacional SA ADR(a)	149,332
89,398	Gerdau SA (Preference Shares) ADR	387,094
40,454	Iochpe-Maxion SA	248,201
8,030	Magnesita Refratarios SA(a)(b)	130,938
30,237	Vale SA ADR	376,148
16,266	WEG SA	84,125

		1,375,838

	Chile - 1.6%
23,433	CAP SA	253,990

	China - 27.1%
348,455	Angang Steel Co. Ltd., H-Shares	260,230
26,463	Anhui Conch Cement Co. Ltd., H-Shares	142,994
748,307	BBMG Corp., H-Shares	255,580
379,504	China Communications Construction Co. Ltd., H-Shares	379,664
1,158,296	China Molybdenum Co. Ltd., H-Shares	467,942
331,331	China National Building Material Co. Ltd., H-Shares	263,065
98,132	China Oriental Group Co. Ltd.	66,157
162,101	China Railway Construction Corp. Ltd., H-Shares	224,764
331,471	China Railway Group Ltd., H-Shares	309,221
348,004	China Shanshui Cement Group Ltd.(a)	84,266
70,508	Huaxin Cement Co. Ltd., Class B	128,536
101,931	Jiangxi Copper Co. Ltd., H-Shares	129,124
520,181	Lonking Holdings Ltd.	174,350
555,418	Maanshan Iron & Steel Co. Ltd., H-Shares	264,731
918,274	Metallurgical Corp. of China Ltd., H-Shares	251,608
790,311	Shanghai Electric Group Co. Ltd., H-Shares	275,970
730,526	West China Cement Ltd.	104,272
208,086	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	249,013
417,494	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	169,196

		4,200,683

	France - 0.9%
3,543	Alstom SA	143,021

	Germany - 1.9%
3,257	HeidelbergCement AG	225,580
440	HOCHTIEF AG	65,887

		291,467

	India - 2.4%
19,834	Larsen & Toubro Ltd. GDR(c)	$364,946

	Indonesia - 5.7%
154,624	PT Indocement Tunggal Prakarsa Tbk	212,750
853,113	PT PP Persero Tbk	142,873
249,101	PT Semen Indonesia (Persero) Tbk	225,969
34,130	PT United Tractors Tbk	62,837
179,702	PT Vale Indonesia Tbk(a)	49,515
397,566	PT Waskita Karya Persero Tbk	56,196
1,004,658	PT Wijaya Karya Persero Tbk	136,255

		886,395

	Luxembourg - 0.9%
4,544	Ternium SA ADR	138,229

	Malaysia - 2.4%
333,710	Dialog Group Bhd	244,416
179,832	Gamuda Bhd	121,176

		365,592

	Mexico - 4.4%
33,583	Cemex SAB de CV-PC ADR(a)	182,692
10,693	Grupo Carso SAB de CV, Series A1	42,124
13,676	Grupo Cementos de Chihuahua SAB de CV	75,480
79,438	Grupo Mexico SAB de CV, Series B	191,161
18,898	Promotora y Operadora de Infraestructura SAB de CV	193,784

		685,241

	Philippines - 0.7%
1,080,202	Metro Pacific Investments Corp.	100,744

	Poland - 1.9%
11,658	KGHM Polska Miedz SA(a)	295,590

	Russia - 3.0%
7,388	Evraz PLC	48,418
3,065	Magnitogorsk Iron & Steel Works PJSC GDR(c)	26,420
13,341	MMC Norilsk Nickel PJSC ADR	277,493
2,138	Novolipetsk Steel PJSC GDR(c)	50,029
4,296	Severstal PJSC GDR(c)	65,557

		467,917

	Singapore - 0.5%
70,174	Sembcorp Marine Ltd.	83,500

	South Africa - 4.5%
7,380	African Rainbow Minerals Ltd.	82,381
3,486	Assore Ltd.	90,294
1,221	Kumba Iron Ore Ltd.	31,159
509,362	PPC Ltd.(a)	213,034
51,531	Reunert Ltd.	273,771

		690,639

	Spain - 1.6%
6,073	ACS Actividades de Construccion y Servicios SA	251,561

	Sweden - 2.4%
14,339	Atlas Copco AB, Class A	373,244

	Switzerland - 2.4%
19,784	ABB Ltd.	376,666

Schedule of Investments

	Taiwan - 13.1%
186,832	Asia Cement Corp.	$221,670
279,113	China Steel Corp.	231,220
272,088	Chung Hung Steel Corp.(a)	103,179
190,886	CTCI Corp.	292,031
17,956	King Slide Works Co. Ltd.	200,476
58,132	Run Long Construction Co. Ltd.	107,479
76,328	TA Chen Stainless Pipe	109,070
376,388	Taiwan Cement Corp.	457,598
240,732	Tung Ho Steel Enterprise Corp.	154,368
50,346	United Integrated Services Co. Ltd.	154,046

		2,031,137

	Thailand - 3.9%
135,592	CH Karnchang PCL NVDR	111,755
542,113	Italian-Thai Development PCL NVDR(a)	44,421
7,394	Siam City Cement PCL NVDR	54,906
239,175	Sino-Thai Engineering & Construction PCL NVDR(a)	173,779
4,314,010	Super Energy Corp. PCL NVDR(a)	80,087
195,522	Tipco Asphalt PCL NVDR	90,118
170,030	Unique Engineering & Construction PCL NVDR	56,055

		611,121

	Turkey - 4.4%
138,012	Eregli Demir ve Celik Fabrikalari TAS	226,380
237,188	Kardemir Karabuk Demir Celik Sanayi VE Ticaret As, Class D(a)	120,063
71,040	Tekfen Holding AS	338,462

		684,905

	United States - 3.4%
6,705	Caesarstone Ltd.(d)	103,123
3,132	Caterpillar, Inc.	417,057

		520,180

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $14,569,114) - 99.9%	15,476,351

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
96,545	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $96,545)	96,545

	Total Investments in Securities (Cost $14,665,659) - 100.5%	15,572,896
	Other assets less liabilities - (0.5)%	(79,027)

	Net Assets - 100.0%	$15,493,869

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $506,952, which represented 3.27% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2019.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Frontier Markets ETF (FRN)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.3%
	Argentina - 15.1%
24,138	Adecoagro SA(a)	$183,932
4,910	Banco Macro SA ADR	284,142
12,282	BBVA Banco Frances SA ADR	166,421
14,933	Central Puerto SA ADR	156,797
7,965	Cresud S.A.C.I.F.y A. ADR(a)	107,368
6,815	Despegar.com Corp.(a)(b)	102,361
2,394	Empresa Distribuidora y Comercializadora Norte ADR(a)	68,875
24,251	Grupo Financiero Galicia SA, Class B ADR	885,404
13,972	Grupo Supervielle SA ADR	146,566
5,012	IRSA Inversiones y Representaciones SA ADR(a)	77,385
12,331	Loma Negra Cia Industrial Argentina SA ADR(a)	159,810
10,874	MercadoLibre, Inc.(a)	3,958,136
14,991	Pampa Energia SA ADR(a)	534,429
10,521	Telecom Argentina SA ADR	173,491
9,927	Transportadora de Gas del Sur SA ADR	167,071
41,627	YPF SA ADR	680,602

		7,852,790

	Kazakhstan - 4.5%
300,024	KAZ Minerals PLC	2,341,952

	Kenya - 10.4%
3,616,800	Equity Group Holdings PLC/Kenya	1,434,155
2,938,545	KCB Group Ltd.	1,187,085
11,707,187	Safaricom PLC	2,771,379

		5,392,619

	Kuwait - 14.5%
237,794	Agility Public Warehousing Co. KSC	607,635
194,997	Boubyan Bank KSCP	372,741
120,802	Boubyan Petrochemicals Co. KSCP	373,693
183,692	Burgan Bank SAK	177,082
393,929	Commercial Real Estate Co. KSC	118,088
406,459	Gulf Bank KSCP	375,730
17,963	Humansoft Holding Co. KSC	189,771
45,501	Integrated Holding Co. KCSC(a)	112,663
742,165	Kuwait Finance House KSCP	1,489,720
124,210	Kuwait International Bank KSCP	118,920
624,103	Mobile Telecommunications Co. KSC	947,796
828,528	National Bank of Kuwait SAKP	2,374,256
25,808	National Gulf Holding(a)(c)	0
262,747	National Industries Group Holding SAK	144,862
200,021	Warba Bank KSCP(a)	145,278

		7,548,235

	Morocco - 9.9%
33,850	Attijariwafa Bank	1,604,139
32,644	Banque Centrale Populaire	943,285
21,429	BMCE Bank	405,079

26,139	Cosumar	$472,690
2,795	Lafargeholcim Maroc SA	475,777
63,732	Maroc Telecom	995,472
12,520	Societe d’Exploitation des Ports	235,420

		5,131,862

	Nigeria - 15.4%
1,724,941	Dangote Cement PLC	905,356
33,096,531	Guaranty Trust Bank PLC	3,058,229
303,067	Nestle Nigeria PLC	1,205,570
4,190,797	Nigerian Breweries PLC	856,682
32,129,007	Zenith Bank PLC	1,996,969

		8,022,806

	Oman - 3.5%
1,688,033	Bank Muscat SAOG	1,806,415

	Panama - 8.0%
36,068	Banco Latinoamericano de Comercio Exterior SA, Class E	677,357
36,533	Copa Holdings SA, Class A	3,465,155

		4,142,512

	Romania - 8.6%
4,046,308	Banca Transilvania SA	1,537,980
234,381	BRD-Groupe Societe Generale SA	567,433
13,335,297	OMV Petrom SA	1,039,563
148,341	Societatea Energetica Electrica SA	343,329
97,218	Societatea Nationala de Gaze Naturale ROMGAZ SA	659,017
4,059	Transgaz SA Medias	324,284

		4,471,606

	Uruguay - 0.5%
29,640	Arcos Dorados Holdings, Inc., Class A	271,799

	Vietnam - 9.9%
129,214	Bank for Foreign Trade of Vietnam JSC	316,365
4	FLC Faros Construction JSC(a)	5
275,845	Hoa Phat Group JSC(a)	329,364
151,065	Masan Group Corp.(a)	505,959
98,611	No Va Land Investment Group Corp.(a)	240,587
20,290	PetroVietnam Gas JSC	76,791
17,000	Saigon Beer Alcohol Beverage Corp.	170,740
242,970	Saigon Thuong Tin Commercial JSB(a)	128,822
150,180	Ssi Securities Corp.	168,960
170,784	Vietnam Dairy Products JSC	993,829
253,078	Vincom Retail JSC(a)	318,543
245,326	Vingroup JSC(a)	1,098,727
221,950	Vinhomes JSC(a)(d)	765,378

		5,114,070

	Total Common Stocks & Other Equity Interests (Cost $49,566,252)	52,096,666

	Money Market Fund - 0.0%
22,789	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $22,789)	22,789

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $49,589,041) - 100.3%	52,119,455

Schedule of Investments

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.0%
17,326	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $17,326)	$17,326

	Total Investments in Securities (Cost $49,606,367) -100.3%	52,136,781
	Other assets less liabilities - (0.3)%	(165,658)

	Net Assets - 100.0%	$51,971,123

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented 1.47% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.4%
	Australia - 40.6%
6,899	AGL Energy Ltd.	$107,751
11,356	Amcor Ltd.	113,025
31,402	AMP Ltd.	51,747
11,239	APA Group	75,229
1,057	ASX Ltd.	49,102
25,154	Aurizon Holdings Ltd.	80,701
30,192	Australia & New Zealand Banking Group Ltd.	551,023
5,798	Bank of Queensland Ltd.	42,995
7,564	Bendigo & Adelaide Bank Ltd.	59,455
656,750	BGP Holdings PLC(a)(b)	0
40,191	BHP Group Ltd.	1,020,702
4,286	BlueScope Steel Ltd.	38,908
8,242	Boral Ltd.	29,748
14,711	Brambles Ltd.	114,130
4,535	Caltex Australia Ltd.	88,752
3,792	Challenger Ltd.	20,018
1,073	CIMIC Group Ltd.	35,058
8,650	Coca-Cola Amatil Ltd.	52,980
10,564	Coles Group Ltd.(a)	96,361
14,337	Commonwealth Bank of Australia	730,827
2,695	Computershare Ltd.	34,919
4,362	Crown Resorts Ltd.	38,008
1,132	CSL Ltd.	160,721
8,819	Dexus REIT	73,821
10,278	Downer EDI Ltd.	53,584
24,594	Fortescue Metals Group Ltd.	101,320
11,798	Goodman Group REIT	100,305
16,924	GPT Group (The) REIT	71,573
21,688	Incitec Pivot Ltd.	52,344
22,767	Insurance Australia Group Ltd.	117,698
9,391	LendLease Group	83,744
3,114	Macquarie Group Ltd.	264,476
24,293	Medibank Private Ltd.	46,409
21,979	Metcash Ltd.	39,744
49,846	Mirvac Group REIT	87,229
26,863	National Australia Bank Ltd.	467,350
4,105	Newcrest Mining Ltd.	73,183
7,354	Oil Search Ltd.	41,879
5,446	Orica Ltd.	68,102
25,504	Origin Energy Ltd.(a)	133,149
9,614	Qantas Airways Ltd.	38,135
24,938	QBE Insurance Group Ltd.	195,109
727	Ramsay Health Care Ltd.	30,067
4,197	Rio Tinto Ltd.	266,394
17,017	Santos Ltd.	80,279
57,057	Scentre Group REIT	165,164
3,818	Sonic Healthcare Ltd.	64,085
25,950	South32 Ltd.	66,793
8,019	Star Entertainment Group Ltd. (The)	25,961

37,539	Stockland REIT	$103,465
15,781	Suncorp Group Ltd.	149,357
11,897	Tabcorp Holdings Ltd.	40,337
100,178	Telstra Corp. Ltd.	227,169
9,718	Transurban Group	86,235
2,504	Treasury Wine Estates Ltd.	28,208
34,616	Vicinity Centres REIT	65,877
10,520	Wesfarmers Ltd.	247,072
29,763	Westpac Banking Corp.	532,776
14,930	Woodside Petroleum Ltd.	373,615
12,808	Woolworths Group Ltd.	274,285
4,500	WorleyParsons Ltd.	45,543

		8,573,996

	China - 1.1%
33,392	BOC (Hong Kong) Holdings Ltd.	128,092
13,668	China Mengniu Dairy Co. Ltd.(a)	42,241
49,820	Noble Group Ltd.(a)(b)	750
30,760	Semiconductor Manufacturing International Corp.(a)	28,970
47,294	Want Want China Holdings Ltd.	38,152

		238,205

	Hong Kong - 15.5%
61,069	AIA Group Ltd.	548,685
25,465	CK Asset Holdings Ltd.	213,379
28,683	CK Hutchison Holdings Ltd.	288,596
13,133	CLP Holdings Ltd.	152,055
28,794	Hang Lung Properties Ltd.	62,750
4,926	Hang Seng Bank Ltd.	112,749
13,588	Henderson Land Development Co. Ltd.	76,973
46,486	Hong Kong & China Gas Co. Ltd.	100,831
2,419	Hong Kong Exchanges & Clearing Ltd.	75,221
10,506	Hongkong Land Holdings Ltd.	75,328
1,239	Jardine Matheson Holdings Ltd.	82,790
1,080	Jardine Strategic Holdings Ltd.	41,342
9,000	Kerry Properties Ltd.	37,162
88,765	Li & Fung Ltd.	15,045
18,000	Link REIT	197,280
16,313	MTR Corp. Ltd.	91,059
93,309	New World Development Co. Ltd.	146,265
8,967	Power Assets Holdings Ltd.	60,281
21,530	Sino Land Co. Ltd.	38,578
18,879	Sun Hung Kai Properties Ltd.	315,665
8,610	Swire Pacific Ltd., Class A	101,718
15,000	Swire Pacific Ltd., Class B	26,763
13,400	Swire Properties Ltd.	52,086
5,500	Techtronic Industries Co. Ltd.	31,857
74,347	WH Group Ltd.(c)	63,672
40,388	Wharf Holdings Ltd. (The)	121,730
13,388	Wharf Real Estate Investment Co. Ltd.	91,281
4,471	Wheelock & Co. Ltd.	28,604
9,698	Yue Yuen Industrial Holdings Ltd.	33,123

		3,282,868

	Ireland - 0.1%
1,824	James Hardie Industries PLC	20,389

	Macau - 1.0%
6,654	Galaxy Entertainment Group Ltd.	45,792
18,879	Sands China Ltd.	89,743
43,333	SJM Holdings Ltd.	45,394
10,114	Wynn Macau Ltd.	24,542

		205,471

Schedule of Investments

	New Zealand - 0.6%
14,449	Fletcher Building Ltd.(a)	$50,109
27,164	Spark New Zealand Ltd.	76,400

		126,509

	Singapore - 6.8%
20,951	Ascendas Real Estate Investment Trust REIT	42,692
29,902	CapitaLand Ltd.	74,052
22,394	CapitaLand Mall Trust REIT	39,970
4,030	City Developments Ltd.	27,543
31,299	ComfortDelGro Corp. Ltd.	54,235
14,481	DBS Group Holdings Ltd.	257,603
35,096	Genting Singapore Ltd.	28,710
24,395	Keppel Corp. Ltd.	110,668
21,921	Oversea-Chinese Banking Corp. Ltd.	187,640
16,132	Sembcorp Industries Ltd.	31,073
5,963	Singapore Airlines Ltd.	42,794
25,940	Singapore Press Holdings Ltd.	48,421
16,466	Singapore Technologies Engineering Ltd.	45,553
89,249	Singapore Telecommunications Ltd.	200,448
9,383	United Overseas Bank Ltd.	175,776
23,976	Wilmar International Ltd.	59,376

		1,426,554

	South Korea - 33.7%
5,092	BNK Financial Group, Inc.(a)	33,637
144	CJ CheilJedang Corp.(a)	44,327
27	CJ CheilJedang Corp. (Preference Shares)(a)	3,167
374	CJ Corp.(a)	40,504
56	CJ Corp. (Preference Shares)(a)(b)	2,489
659	Daelim Industrial Co. Ltd.(a)	63,078
753	DB Insurance Co. Ltd.	47,035
333	Doosan Corp.	35,166
3,582	Doosan Heavy Industries & Construction Co. Ltd.(a)	36,540
3,890	Doosan Infracore Co. Ltd.(a)	30,277
273	E-MART, Inc.	47,109
990	GS Holdings Corp.	48,403
4,188	Hana Financial Group, Inc.	150,371
1,005	Hankook Tire Co. Ltd.(a)	37,756
1,088	Hanwha Chemical Corp.(a)	21,953
1,059	Hanwha Corp.	33,455
489	Hanwha Corp. (Preference Shares)(a)	6,746
6,854	Hanwha Life Insurance Co. Ltd.(a)	26,488
66	Hyosung Advanced Materials Corp.(a)	6,792
47	Hyosung Chemical Corp.(a)	5,956
204	Hyosung Corp.(a)	12,834
138	Hyosung Heavy Industries Corp.(a)	5,625
64	Hyosung TNC Co. Ltd.(a)	9,865
1,888	Hyundai Engineering & Construction Co. Ltd.(a)	105,544
341	Hyundai Glovis Co. Ltd.(a)	43,520
898	Hyundai Heavy Industries Co. Ltd.(a)	111,781
1,082	Hyundai Marine & Fire Insurance Co. Ltd.(a)	36,321
1,098	Hyundai Mobis Co. Ltd.(a)	222,037
2,421	Hyundai Motor Co.	281,777
649	Hyundai Motor Co. (2nd Preference Shares)	49,055
390	Hyundai Motor Co. (Preference Shares)	26,955
2,097	Hyundai Steel Co.	96,496
5,426	Industrial Bank of Korea(a)	69,492
4,670	KB Financial Group, Inc.(a)	201,675
5,029	Kia Motors Corp.	164,296
7,353	Korea Electric Power Corp.(a)	227,995

1,151	Korea Gas Corp.(a)	$55,965
80	Korea Zinc Co. Ltd.(a)	31,672
1,809	Korean Air Lines Co. Ltd.(a)	59,181
1,041	KT&G Corp.(a)	92,718
5,984	Kumho Tire Co., Inc.(a)	27,321
395	LG Chem Ltd.	130,643
64	LG Chem Ltd. (Preference Shares)	11,648
848	LG Corp.(a)	59,219
5,803	LG Display Co. Ltd.(a)	98,572
2,085	LG Electronics, Inc.	124,802
331	LG Electronics, Inc. (Preference Shares)	8,047
3,919	LG Uplus Corp.	53,186
133	Lotte Chemical Corp.(a)	35,860
294	Lotte Shopping Co. Ltd.(a)	51,790
465	LS Corp.(a)	23,947
250	NAVER Corp.	30,558
1,349	POSCO	332,203
1,663	POSCO Daewoo Corp.	29,893
390	Samsung C&T Corp.	42,062
554	Samsung Electro-Mechanics Co. Ltd.	53,774
43,397	Samsung Electronics Co. Ltd.	1,800,001
7,778	Samsung Electronics Co. Ltd. (Preference Shares)	262,144
448	Samsung Fire & Marine Insurance Co. Ltd.	109,921
37	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	5,786
7,438	Samsung Heavy Industries Co. Ltd.(a)	60,833
878	Samsung Life Insurance Co. Ltd.	69,678
368	Samsung SDI Co. Ltd.	73,921
5,550	Shinhan Financial Group Co. Ltd.(a)	215,486
336	SK Holdings Co. Ltd.	79,572
3,484	SK Hynix, Inc.	231,400
1,162	SK Innovation Co. Ltd.	196,861
5,999	SK Networks Co. Ltd.	31,972
373	SK Telecom Co. Ltd.	86,491
520	S-Oil Corp.	48,838
6,877	Woori Bank(a)(b)	92,839

		7,105,321

	Total Investments in Securities (Cost $19,800,242) - 99.4%	20,979,313
	Other assets less liabilities - 0.6%	116,439

	Net Assets - 100.0%	$21,095,752

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 5.9%
59,055	AGL Energy Ltd.	$922,344
97,204	Amcor Ltd.	967,461
268,800	AMP Ltd.	442,950
96,201	APA Group	643,931
9,113	ASX Ltd.	423,337
215,290	Aurizon Holdings Ltd.	690,706
263,017	Australia & New Zealand Banking Group Ltd.	4,800,224
49,598	Bank of Queensland Ltd.	367,792
64,743	Bendigo & Adelaide Bank Ltd.	508,895
231,466	BGP Holdings PLC(a)(b)	0
349,070	BHP Group Ltd.	8,865,084
230,718	BHP Group PLC	5,129,724
36,647	BlueScope Steel Ltd.	332,678
70,538	Boral Ltd.	254,592
125,922	Brambles Ltd.	976,922
38,782	Caltex Australia Ltd.	758,979
32,404	Challenger Ltd.	171,062
9,214	CIMIC Group Ltd.	301,051
74,036	Coca-Cola Amatil Ltd.	453,460
90,869	Coles Group Ltd.(a)	828,877
124,807	Commonwealth Bank of Australia	6,362,021
23,022	Computershare Ltd.	298,296
37,301	Crown Resorts Ltd.	325,016
9,774	CSL Ltd.	1,387,713
75,494	Dexus REIT	631,933
87,987	Downer EDI Ltd.	458,713
210,503	Fortescue Metals Group Ltd.	867,209
100,992	Goodman Group REIT	858,623
144,883	GPT Group (The) REIT	612,720
185,655	Incitec Pivot Ltd.	448,076
194,869	Insurance Australia Group Ltd.	1,007,409
80,356	LendLease Group	716,575
26,771	Macquarie Group Ltd.	2,273,698
207,948	Medibank Private Ltd.	397,258
188,127	Metcash Ltd.	340,189
426,648	Mirvac Group REIT	746,617
232,085	National Australia Bank Ltd.	4,037,703
35,112	Newcrest Mining Ltd.	625,967
62,941	Oil Search Ltd.	358,428
46,599	Orica Ltd.	582,717
218,323	Origin Energy Ltd.(a)	1,139,802
82,292	Qantas Airways Ltd.	326,417
213,444	QBE Insurance Group Ltd.	1,669,939
6,278	Ramsay Health Care Ltd.	259,642
36,091	Rio Tinto Ltd.	2,290,786
104,013	Rio Tinto PLC	5,729,502
145,659	Santos Ltd.	687,161
488,365	Scentre Group REIT	1,413,683
32,735	Sonic Healthcare Ltd.	549,458
222,139	South32 Ltd.	571,763
68,655	Star Entertainment Group Ltd. (The)	222,265
321,310	Stockland REIT	885,590

135,042	Suncorp Group Ltd.	$1,278,087
101,805	Tabcorp Holdings Ltd.	345,175
857,463	Telstra Corp. Ltd.	1,944,431
84,892	Transurban Group	753,311
21,439	Treasury Wine Estates Ltd.	241,518
296,290	Vicinity Centres REIT	563,864
90,544	Wesfarmers Ltd.	2,126,509
259,451	Westpac Banking Corp.	4,644,337
128,366	Woodside Petroleum Ltd.	3,212,286
110,196	Woolworths Group Ltd.	2,359,862
39,357	WorleyParsons Ltd.	398,317

		84,790,655

	Austria - 0.2%
6,407	ANDRITZ AG	317,006
28,699	Erste Group Bank AG	1,001,092
19,536	OMV AG	972,879
14,889	Raiffeisen Bank International AG	394,307
14,156	voestalpine AG	452,863

		3,138,147

	Belgium - 0.7%
33,736	Ageas	1,570,866
48,867	Anheuser-Busch InBev SA/NV	3,734,984
8,516	bpost SA	78,125
6,652	Colruyt SA	478,884
19,399	KBC Group NV	1,319,536
21,485	Proximus SADP	577,126
7,912	Solvay SA	863,195
6,558	UCB SA	569,189
10,931	Umicore SA	462,201

		9,654,106

	Brazil - 0.0%
126,175	Yamana Gold, Inc.	355,477

	Canada - 7.4%
12,325	Agnico Eagle Mines Ltd.	536,339
28,519	Alimentation Couche-Tard, Inc., Class B	1,550,054
14,542	AltaGas Ltd.(c)	148,930
61,218	ARC Resources Ltd.(c)	442,832
8,529	Atco Ltd., Class I(c)	269,839
68,003	Bank of Montreal(c)	4,980,224
123,888	Bank of Nova Scotia (The)	7,056,135
108,797	Barrick Gold Corp.	1,457,199
151,528	Baytex Energy Corp.(a)	254,989
32,604	BCE, Inc.	1,418,310
27,882	BlackBerry Ltd.(a)	224,619
193,962	Bombardier, Inc., Class B(a)	293,904
68,282	Brookfield Asset Management, Inc., Class A	2,939,667
51,215	Cameco Corp.	620,835
10,919	Canadian Apartment Properties REIT	389,103
41,923	Canadian Imperial Bank of Commerce	3,556,416
34,352	Canadian National Railway Co.	2,868,116
103,339	Canadian Natural Resources Ltd.	2,775,273
5,494	Canadian Pacific Railway Ltd.	1,126,619
5,889	Canadian Tire Corp. Ltd., Class A(c)	670,152
12,363	Canadian Utilities Ltd., Class A	317,994
16,020	Capital Power Corp.	350,823
31,407	Celestica, Inc.(a)	312,324
265,713	Cenovus Energy, Inc.	2,075,851
14,592	CGI Group, Inc., Class A(a)	965,208
23,185	CI Financial Corp.	312,299
37,023	Cominar Real Estate Investment Trust REIT	328,705
205,802	Crescent Point Energy Corp.	614,288
28,004	Empire Co. Ltd., Class A	629,893

Schedule of Investments

96,300	Enbridge, Inc.	$3,520,417
72,171	Encana Corp.	495,684
30,401	Enerplus Corp.	263,199
2,057	Fairfax Financial Holdings Ltd.	973,523
16,770	Finning International, Inc.	317,957
36,056	Fortis, Inc.	1,286,518
5,090	Franco-Nevada Corp.	395,053
11,445	George Weston Ltd.	831,730
27,168	Gibson Energy, Inc.	411,875
10,137	Gildan Activewear, Inc.	343,252
85,833	Goldcorp, Inc.	960,744
25,780	Great-West Lifeco, Inc.	553,564
41,481	H&R Real Estate Investment Trust REIT	700,878
63,889	Husky Energy, Inc.	758,417
37,887	Hydro One Ltd.(d)	593,995
10,163	Ia Financial Corp., Inc.	377,717
10,557	IGM Financial, Inc.	271,542
31,679	Imperial Oil Ltd.	899,256
10,220	Intact Financial Corp.	808,231
36,611	Inter Pipeline Ltd.	588,764
14,429	Keyera Corp.	306,752
93,350	Kinross Gold Corp.(a)	312,043
22,795	Loblaw Cos. Ltd.	1,104,428
43,626	Magna International, Inc.	2,310,022
212,661	Manulife Financial Corp.	3,418,315
5,841	Methanex Corp.	318,446
21,250	Metro, Inc.	772,948
30,958	National Bank of Canada	1,456,792
10,964	Onex Corp.	620,122
8,116	Open Text Corp.	288,661
13,375	Parkland Fuel Corp.	382,827
31,985	Pembina Pipeline Corp.(c)	1,140,286
47,571	Power Corp. of Canada	946,132
30,976	Power Financial Corp.	635,889
37,396	RioCan Real Estate Investment Trust REIT	709,878
34,225	Rogers Communications, Inc., Class B	1,852,367
122,282	Royal Bank of Canada	9,312,911
13,537	Saputo, Inc.	397,050
50,822	Shaw Communications, Inc., Class B	1,032,461
12,049	SmartCentres Real Estate Investment Trust REIT	305,514
15,659	SNC-Lavalin Group, Inc.	436,039
60,691	Sun Life Financial, Inc.	2,190,477
163,304	Suncor Energy, Inc.	5,269,796
45,282	Teck Resources Ltd., Class B	1,103,346
20,526	TELUS Corp.	719,262
25,061	Thomson Reuters Corp.	1,311,156
149,978	Toronto-Dominion Bank (The)	8,450,752
28,060	Tourmaline Oil Corp.	382,879
66,439	TransCanada Corp.	2,826,933
11,386	Vermilion Energy, Inc.(c)	279,166
4,226	West Fraser Timber Co. Ltd.	251,861
22,856	Wheaton Precious Metals Corp.	481,729
7,204	WSP Global, Inc.	369,937

		106,536,433

	Chile - 0.1%
38,659	Antofagasta PLC	442,328
43,882	Lundin Mining Corp.	200,481

		642,809

	China - 0.1%
288,222	BOC (Hong Kong) Holdings Ltd.	1,105,622
113,536	China Mengniu Dairy Co. Ltd.(a)	350,880
264,747	Semiconductor Manufacturing International Corp.(a)(c)	249,338
401,433	Want Want China Holdings Ltd.	323,839

		2,029,679

	Denmark - 0.8%
672	AP Moller - Maersk A/S, Class A	$840,142
962	AP Moller - Maersk A/S, Class B	1,280,616
7,278	Carlsberg A/S, Class B	833,734
4,338	Coloplast A/S, Class B	396,806
54,997	Danske Bank A/S	1,018,479
6,322	DSV A/S	504,641
4,409	FLSmidth & Co. A/S	206,597
21,282	ISS A/S	602,623
6,196	Jyske Bank A/S	232,818
62,640	Novo Nordisk A/S, Class B	2,928,443
5,884	Novozymes A/S, Class B	246,052
7,910	Orsted A/S(d)	570,132
4,130	Pandora A/S	179,242
11,595	Vestas Wind Systems A/S	958,691

		10,799,016

	Finland - 1.1%
10,705	Elisa Oyj	448,960
55,552	Fortum Oyj	1,263,389
8,705	Kesko Oyj, Class B	501,625
19,807	Kone Oyj, Class B	963,420
11,321	Metso Oyj	332,551
8,478	Neste Oyj	779,608
500,703	Nokia Oyj	3,164,519
10,531	Nokian Renkaat Oyj	350,672
429,842	Nordea Bank Abp(a)	3,911,250
34,980	Outokumpu Oyj(c)	150,396
35,607	Sampo Oyj, Class A	1,633,064
44,594	Stora Enso Oyj, Class R	598,426
47,644	UPM-Kymmene Oyj	1,380,941
24,136	Wartsila Oyj Abp(c)	393,959

		15,872,780

	France - 9.5%
9,810	Accor SA	428,084
83,424	Air France-KLM(a)	1,052,973
27,998	Air Liquide SA	3,403,781
28,482	Airbus SE	3,275,356
12,906	Alstom SA	520,980
6,560	Arkema SA	624,161
5,463	Atos SE	499,726
322,319	AXA SA	7,487,508
151,813	BNP Paribas SA	7,136,011
76,837	Bollore SA	317,576
32,606	Bouygues SA	1,156,833
14,826	Bureau Veritas SA	330,034
9,442	Capgemini SE	1,045,285
149,840	Carrefour SA	2,971,876
25,289	Casino Guichard Perrachon SA(c)	1,248,058
72,062	Cie de Saint-Gobain	2,490,548
17,936	Cie Generale des Etablissements Michelin SCA	1,951,869
26,250	CNP Assurances	597,592
3,691	Covivio REIT	378,207
162,845	Credit Agricole SA	1,860,903
38,445	Danone SA	2,801,220
2,349	Dassault Systemes SE	295,277
11,710	Edenred	476,194
9,354	Eiffage SA	879,267
143,111	Electricite de France SA	2,369,589
14,127	Elior Group SA(d)	199,383
473,683	Engie SA	7,601,230
12,063	EssilorLuxottica SA	1,531,582
5,062	Eurazeo SE	376,965

Schedule of Investments

22,051	Eutelsat Communications SA	$468,095
7,732	Faurecia SA	338,559
2,647	Gecina SA REIT	389,382
24,431	Getlink SE	358,266
712	Hermes International	428,426
3,373	ICADE REIT	284,858
2,749	Imerys SA	145,100
2,593	Kering SA(c)	1,301,710
17,898	Klepierre SA REIT	615,290
23,605	Lagardere SCA	618,363
12,974	Legrand SA	770,552
10,613	L’Oreal SA	2,558,573
10,559	LVMH Moet Hennessy Louis Vuitton SE	3,389,429
90,030	Natixis SA	461,979
10,967	Neopost SA	275,843
4,976	Nexity SA	232,956
355,492	Orange SA	5,535,327
10,553	Pernod Ricard SA	1,755,810
74,024	Peugeot SA	1,867,804
15,110	Publicis Groupe SA	924,113
29,745	Renault SA	2,110,995
58,575	Rexel SA	669,430
4,311	Rubis SCA	257,473
14,203	Safran SA	1,866,032
126,037	Sanofi	10,965,172
42,879	Schneider Electric SE	3,054,429
25,073	SCOR SE	1,056,435
149,761	Societe Generale SA	4,663,824
7,947	Sodexo SA(c)	829,809
78,364	Suez	1,005,741
2,627	Teleperformance	453,057
6,202	Thales SA	687,879
365,530	TOTAL SA	20,124,119
10,570	Unibail-Rodamco-Westfield REIT	1,906,122
18,990	Valeo SA	594,215
51,732	Vallourec SA(a)(c)	93,195
88,990	Veolia Environnement SA	1,880,895
40,656	Vinci SA	3,586,507
143,465	Vivendi SA	3,661,123
2,736	Wendel SA	334,348

		137,829,303

	Germany - 8.4%
7,270	Aareal Bank AG	235,243
7,659	adidas AG	1,825,333
59,403	Allianz SE	12,604,507
5,834	Aurubis AG	319,515
96,455	BASF SE	7,063,422
65,741	Bayer AG	4,993,763
56,437	Bayerische Motoren Werke AG	4,757,168
9,496	Bayerische Motoren Werke AG (Preference Shares)	702,259
3,330	Beiersdorf AG	333,574
7,745	Bilfinger SE	247,414
14,148	Brenntag AG	669,657
26,716	CECONOMY AG	125,687
168,879	Commerzbank AG(a)	1,213,257
8,177	Continental AG	1,291,528
7,318	Covestro AG(d)	404,569
157,554	Daimler AG	9,339,367
381,972	Deutsche Bank AG	3,395,022
8,342	Deutsche Boerse AG	1,112,748
37,203	Deutsche Lufthansa AG	941,710
17,387	Deutsche Pfandbriefbank AG(d)	196,415
88,495	Deutsche Post AG	2,615,762
498,076	Deutsche Telekom AG	8,109,827

16,534	Deutsche Wohnen SE	$826,986
595,322	E.ON SE	6,612,427
17,753	Evonik Industries AG	486,044
14,837	Freenet AG	316,319
12,412	Fresenius Medical Care AG & Co. KGaA	916,624
27,617	Fresenius SE & Co. KGaA	1,435,517
11,222	GEA Group AG	309,298
7,316	Hannover Rueck SE	1,056,898
15,401	HeidelbergCement AG	1,066,674
5,978	Henkel AG & Co. KGaA	549,099
9,267	Henkel AG & Co. KGaA (Preference Shares)	902,564
2,408	HOCHTIEF AG	360,579
5,867	HUGO BOSS AG	421,698
34,970	Infineon Technologies AG	779,052
25,205	Innogy SE(d)	1,197,349
29,408	K+S AG	572,976
3,859	KION Group AG	223,260
8,724	LANXESS AG	480,697
3,756	LEG Immobilien AG	441,757
4,558	Leoni AG(c)	168,984
3,392	MAN SE	351,461
6,952	Merck KGaA	730,540
60,602	METRO AG	1,026,725
2,668	MTU Aero Engines AG	576,155
26,974	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,020,029
5,688	OSRAM Licht AG	242,206
7,966	Porsche Automobil Holding SE (Preference Shares)	519,185
28,071	ProSiebenSat.1 Media SE	503,443
3,109	Rheinmetall AG	323,137
168,230	RWE AG	4,177,287
10,928	RWE AG (Preference Shares)	268,342
6,645	Salzgitter AG	200,685
37,582	SAP SE	3,891,891
72,822	Siemens AG	8,003,336
15,938	Suedzucker AG(c)	259,325
4,546	Symrise AG	378,704
8,110	Talanx AG	301,694
85,169	Telefonica Deutschland Holding AG	299,045
60,295	thyssenkrupp AG	1,070,299
46,533	TUI AG	706,385
65,764	Uniper SE	1,906,896
5,628	Volkswagen AG	981,593
36,158	Volkswagen AG (Preference Shares)	6,166,167
26,955	Vonovia SE	1,355,021

		121,882,100

	Hong Kong - 2.0%
527,826	AIA Group Ltd.	4,742,342
218,946	CK Asset Holdings Ltd.	1,834,618
247,042	CK Hutchison Holdings Ltd.	2,485,627
114,084	CLP Holdings Ltd.	1,320,878
250,912	Hang Lung Properties Ltd.	546,802
42,043	Hang Seng Bank Ltd.	962,306
115,613	Henderson Land Development Co. Ltd.	654,925
398,759	Hong Kong & China Gas Co. Ltd.	864,934
20,750	Hong Kong Exchanges & Clearing Ltd.	645,239
90,134	Hongkong Land Holdings Ltd.	646,261
10,775	Jardine Matheson Holdings Ltd.	719,985
9,507	Jardine Strategic Holdings Ltd.	363,928
75,655	Kerry Properties Ltd.	312,389
755,582	Li & Fung Ltd.	128,070
157,007	Link REIT	1,720,800
139,819	MTR Corp. Ltd.	780,465

Schedule of Investments

802,437	New World Development Co. Ltd.	$1,257,850
74,846	Power Assets Holdings Ltd.	503,158
186,284	Sino Land Co. Ltd.	333,790
163,764	Sun Hung Kai Properties Ltd.	2,738,200
74,969	Swire Pacific Ltd., Class A	885,675
133,901	Swire Pacific Ltd., Class B	238,905
114,882	Swire Properties Ltd.	446,545
49,504	Techtronic Industries Co. Ltd.	286,739
636,517	WH Group Ltd.(d)	545,120
350,153	Wharf Holdings Ltd. (The)	1,055,363
115,839	Wharf Real Estate Investment Co. Ltd.	789,808
42,112	Wheelock & Co. Ltd.	269,415
83,410	Yue Yuen Industrial Holdings Ltd.	284,883

		28,365,020

	Ireland - 0.3%
45,553	AIB Group PLC	203,852
105,038	Bank of Ireland Group PLC	630,350
75,242	CRH PLC	2,167,599
15,645	James Hardie Industries PLC	174,878
4,982	Kerry Group PLC, Class A	510,206
3,556	Paddy Power Betfair PLC	293,060
23,451	Smurfit Kappa Group PLC	679,287

		4,659,232

	Israel - 0.4%
93,028	Bank Hapoalim BM	629,618
121,584	Bank Leumi Le-Israel BM	802,807
396,889	Bezeq The Israeli Telecommunication Corp. Ltd.	318,210
86,773	Israel Chemicals Ltd.	502,738
171,321	Teva Pharmaceutical Industries Ltd.(a)	3,433,729

		5,687,102

	Italy - 3.0%
193,784	A2A SpA	353,993
291,523	Assicurazioni Generali SpA	5,116,299
40,701	Atlantia SpA	963,936
334,962	Banco BPM SpA(a)	650,170
100,524	BPER Banca SpA	340,963
1,341,915	Enel SpA	8,108,480
610,614	Eni SpA	10,373,806
100,498	Hera SpA	340,414
1,674,924	Intesa Sanpaolo SpA	3,833,788
78,177	Leonardo SpA	758,718
53,518	Mediobanca Banca di Credito Finanziario SpA	466,464
32,079	Pirelli & C SpA(a)(d)	209,959
103,214	Poste Italiane SpA(d)	889,904
19,068	Prysmian SpA	409,804
126,965	Saipem SpA(a)	604,742
261,028	Snam SpA	1,248,984
30,956	Societa Cattolica di Assicurazioni SC	286,295
2,522,562	Telecom Italia SpA(a)	1,406,733
1,328,213	Telecom Italia SpA-RSP	650,925
126,710	Terna Rete Elettrica Nazionale SpA	781,053
307,749	UniCredit SpA	3,562,340
188,593	Unione di Banche Italiane SpA	484,522
179,323	Unipol Gruppo SpA	822,645
196,933	UnipolSai Assicurazioni SpA(c)	492,616

		43,157,553

	Japan - 21.7%
96,847	Aeon Co. Ltd.	1,965,328
29,341	AGC, Inc.	993,491
16,277	Air Water, Inc.	271,159
24,483	Aisin Seiki Co. Ltd.	965,102
46,786	Ajinomoto Co., Inc.	808,642
27,667	Alfresa Holdings Corp.	761,904

17,121	Alps Alpine Co. Ltd.	$359,788
27,748	Amada Holdings Co. Ltd.	278,423
12,637	ANA Holdings, Inc.	465,396
11,987	Aozora Bank Ltd.	368,983
21,430	Asahi Group Holdings Ltd.	894,968
125,026	Asahi Kasei Corp.	1,369,393
143,695	Astellas Pharma, Inc.	2,125,123
15,215	Bandai Namco Holdings, Inc.	670,366
7,744	Bank of Kyoto Ltd. (The)	329,100
18,408	Bic Camera, Inc.	215,828
70,418	Bridgestone Corp.	2,709,828
21,511	Brother Industries Ltd.	362,107
104,839	Canon, Inc.	2,999,804
20,158	Casio Computer Co. Ltd.	268,020
15,902	Central Japan Railway Co.	3,432,307
62,136	Chiba Bank Ltd. (The)	377,966
76,372	Chubu Electric Power Co., Inc.	1,206,668
6,427	Chugai Pharmaceutical Co. Ltd.	379,136
24,095	Chugoku Bank Ltd. (The)	221,622
47,625	Chugoku Electric Power Co., Inc. (The)	650,725
144,984	Concordia Financial Group Ltd.	596,828
17,266	Cosmo Energy Holdings Co. Ltd.	389,647
22,318	Credit Saison Co. Ltd.	293,253
39,215	Dai Nippon Printing Co. Ltd.	906,597
38,541	Daicel Corp.	403,719
5,265	Daido Steel Co. Ltd.	219,637
201,060	Dai-ichi Life Holdings, Inc.	3,250,621
39,153	Daiichi Sankyo Co. Ltd.	1,355,227
13,109	Daikin Industries Ltd.	1,417,140
5,596	Daito Trust Construction Co. Ltd.	778,751
60,404	Daiwa House Industry Co. Ltd.	1,957,594
217,867	Daiwa Securities Group, Inc.	1,084,631
9,831	Denka Co. Ltd.	315,264
47,618	Denso Corp.	2,182,473
20,165	Dentsu, Inc.	956,091
13,765	DIC Corp.	440,789
32,128	East Japan Railway Co.	2,975,744
10,100	Ebara Corp.	277,859
18,484	Eisai Co. Ltd.	1,429,907
26,384	Electric Power Development Co. Ltd.	658,691
4,867	FamilyMart UNY Holdings Co. Ltd.	568,853
6,949	FANUC Corp.	1,172,321
1,626	Fast Retailing Co. Ltd.	744,497
12,689	Fuji Electric Co. Ltd.	390,592
43,833	FUJIFILM Holdings Corp.	1,878,902
52,000	Fujikura Ltd.	227,437
39,267	Fujitsu Ltd.	2,628,143
19,845	Fukuoka Financial Group, Inc.	437,819
7,942	Furukawa Electric Co. Ltd.	237,173
57,505	Gunma Bank Ltd. (The)	253,629
15,201	H2O Retailing Corp.	213,565
51,555	Hachijuni Bank Ltd. (The)	228,333
26,442	Hakuhodo DY Holdings, Inc.	405,753
15,900	Hankyu Hanshin Holdings, Inc.	566,866
7,931	Hanwa Co. Ltd.	219,719
27,933	Haseko Corp.	309,283
39,509	Hino Motors Ltd.	396,070
44,305	Hiroshima Bank Ltd. (The)	256,475
7,805	Hitachi Construction Machinery Co. Ltd.	197,079
164,295	Hitachi Ltd.	5,152,429
26,489	Hitachi Metals Ltd.	296,702
48,930	Hokuriku Electric Power Co.(a)	429,818
205,204	Honda Motor Co. Ltd.	6,126,140
17,744	Hoya Corp.	1,026,847
34,295	Idemitsu Kosan Co. Ltd.	1,208,502

Schedule of Investments

20,802	IHI Corp.	$656,573
22,349	Iida Group Holdings Co. Ltd.	406,812
147,453	Inpex Corp.	1,416,541
60,652	Isetan Mitsukoshi Holdings Ltd.	623,072
59,252	Isuzu Motors Ltd.	879,824
176,706	ITOCHU Corp.	3,233,575
35,925	J Front Retailing Co. Ltd.	411,307
15,001	Japan Airlines Co. Ltd.	546,393
196,994	Japan Display, Inc.(a)(c)	130,328
23,084	Japan Exchange Group, Inc.	405,343
52,922	Japan Post Bank Co. Ltd.	616,118
324,723	Japan Post Holdings Co. Ltd.	3,989,292
19,469	Japan Post Insurance Co. Ltd.	444,014
97,360	Japan Tobacco, Inc.	2,460,167
93,705	JFE Holdings, Inc.	1,648,426
21,778	JGC Corp.	332,183
18,070	JSR Corp.	291,564
37,866	JTEKT Corp.	490,243
703,162	JXTG Holdings, Inc.	3,834,019
46,076	Kajima Corp.	654,539
7,147	Kaneka Corp.	279,103
97,038	Kansai Electric Power Co., Inc. (The)	1,474,785
19,756	Kao Corp.	1,392,705
22,159	Kawasaki Heavy Industries Ltd.	556,876
21,989	Kawasaki Kisen Kaisha Ltd.(a)(c)	286,708
184,407	KDDI Corp.	4,613,988
16,587	Keikyu Corp.	282,115
8,840	Keio Corp.	507,673
10,134	Kewpie Corp.	229,535
1,260	Keyence Corp.	646,730
6,910	Kikkoman Corp.	366,358
12,638	Kintetsu Group Holdings Co. Ltd.	551,018
63,998	Kirin Holdings Co. Ltd.	1,523,062
88,415	Kobe Steel Ltd.	706,800
5,805	Koito Manufacturing Co. Ltd.	348,311
60,807	Komatsu Ltd.	1,542,943
82,155	Konica Minolta, Inc.	825,098
78,389	Kubota Corp.	1,234,575
38,660	Kuraray Co. Ltd.	593,594
30,565	Kyocera Corp.	1,717,122
73,041	Kyushu Electric Power Co., Inc.	903,365
12,115	Kyushu Railway Co.	412,999
4,223	Lawson, Inc.	260,372
36,687	LIXIL Group Corp.	538,018
10,942	Makita Corp.	387,087
322,547	Marubeni Corp.	2,509,127
17,047	Marui Group Co. Ltd.	345,545
117,821	Mazda Motor Corp.	1,298,056
104,152	Mebuki Financial Group, Inc.	291,890
21,115	Medipal Holdings Corp.	486,986
10,049	MEIJI Holdings Co. Ltd.	776,551
19,922	MinebeaMitsumi, Inc.	326,206
205,109	Mitsubishi Chemical Holdings Corp.	1,758,589
165,571	Mitsubishi Corp.	4,839,487
174,933	Mitsubishi Electric Corp.	2,194,900
79,074	Mitsubishi Estate Co. Ltd.	1,398,309
15,958	Mitsubishi Gas Chemical Co., Inc.	251,475
61,035	Mitsubishi Heavy Industries Ltd.	2,357,164
30,416	Mitsubishi Materials Corp.(c)	869,188
72,476	Mitsubishi Motors Corp.	448,188
16,944	Mitsubishi Tanabe Pharma Corp.	264,833
1,808,071	Mitsubishi UFJ Financial Group, Inc.	9,695,766
258,312	Mitsui & Co. Ltd.	4,207,094
25,646	Mitsui Chemicals, Inc.	641,916
20,060	Mitsui E&S Holdings Co. Ltd.(a)	225,428

79,119	Mitsui Fudosan Co. Ltd.	$1,917,089
6,485	Mitsui Mining & Smelting Co. Ltd.	152,129
28,702	Mitsui OSK Lines Ltd.	715,242
4,377,842	Mizuho Financial Group, Inc.	7,216,621
78,451	MS&AD Insurance Group Holdings, Inc.	2,331,255
10,235	Murata Manufacturing Co. Ltd.	1,450,186
19,537	Nagoya Railroad Co. Ltd.	517,013
37,777	NEC Corp.	1,266,986
22,903	NGK Insulators Ltd.	351,447
16,018	NGK Spark Plug Co. Ltd.	344,115
15,501	NH Foods Ltd.	612,463
31,357	NHK Spring Co. Ltd.	290,721
5,697	Nidec Corp.	682,091
33,125	Nikon Corp.	567,353
1,592	Nintendo Co. Ltd.	494,876
13,691	Nippon Electric Glass Co. Ltd.	379,921
12,140	Nippon Express Co. Ltd.	767,465
19,102	Nippon Paper Industries Co. Ltd.	374,036
46,905	Nippon Sheet Glass Co. Ltd.	422,804
139,056	Nippon Steel & Sumitomo Metal Corp.	2,568,249
115,215	Nippon Telegraph & Telephone Corp.	4,945,045
51,891	Nippon Yusen K.K.	866,837
409,451	Nissan Motor Co. Ltd.	3,486,899
19,894	Nisshin Seifun Group, Inc.	400,512
19,636	Nisshinbo Holdings, Inc.	170,685
2,014	Nitori Holdings Co. Ltd.	262,044
10,743	Nitto Denko Corp.	606,101
18,061	NOK Corp.(c)	290,921
438,011	Nomura Holdings, Inc.	1,778,527
15,939	Nomura Real Estate Holdings, Inc.	309,465
45,770	NSK Ltd.	445,377
82,027	NTN Corp.	268,323
61,615	NTT Data Corp.	733,741
120,386	NTT DoCoMo, Inc.	2,882,162
85,898	Obayashi Corp.	815,332
22,210	Odakyu Electric Railway Co. Ltd.	498,975
138,932	OJI Holdings Corp.	802,979
14,077	Olympus Corp.	578,188
11,540	Omron Corp.	471,864
15,724	Ono Pharmaceutical Co. Ltd.	342,495
4,235	Oriental Land Co. Ltd.	433,112
132,041	ORIX Corp.	1,989,775
45,790	Osaka Gas Co. Ltd.	903,346
31,566	Otsuka Holdings Co. Ltd.	1,291,587
5,709	Pan Pacific International Holdings Corp.	332,059
249,639	Panasonic Corp.	2,436,062
46,499	Rakuten, Inc.(a)	349,928
38,716	Recruit Holdings Co. Ltd.	1,036,115
35,462	Rengo Co. Ltd.	309,555
300,848	Resona Holdings, Inc.	1,520,135
129,427	Ricoh Co. Ltd.	1,377,161
4,789	Rohm Co. Ltd.	336,194
18,518	Santen Pharmaceutical Co. Ltd.	255,063
16,339	SBI Holdings, Inc.	348,009
14,058	Secom Co. Ltd.	1,175,612
21,527	Sega Sammy Holdings, Inc.	302,640
18,408	Seibu Holdings, Inc.	319,176
31,550	Seiko Epson Corp.	500,950
18,482	Seino Holdings Co. Ltd.	254,737
35,793	Sekisui Chemical Co. Ltd.	556,480
78,033	Sekisui House Ltd.(c)	1,165,870
86,453	Seven & i Holdings Co. Ltd.	3,764,594
11,464	Sharp Corp.	121,455
28,988	Shikoku Electric Power Co., Inc.	365,979
2,878	Shimano, Inc.	402,492

Schedule of Investments

72,211	Shimizu Corp.	$613,757
20,119	Shin-Etsu Chemical Co. Ltd.	1,696,333
20,843	Shinsei Bank Ltd.	281,916
11,452	Shionogi & Co. Ltd.	703,557
11,555	Shiseido Co. Ltd.	687,482
54,526	Shizuoka Bank Ltd. (The)	456,930
9,927	Showa Denko K.K.	332,025
43,343	Showa Shell Sekiyu K.K.	645,187
1,910	SMC Corp.	627,073
74,306	SoftBank Group Corp.	5,821,308
297,158	Sojitz Corp.	1,141,340
52,582	Sompo Holdings, Inc.	1,974,180
95,175	Sony Corp.	4,781,051
21,712	Sony Financial Holdings, Inc.	411,576
8,719	Stanley Electric Co. Ltd.	252,765
65,528	Subaru Corp.	1,536,593
234,221	Sumitomo Chemical Co. Ltd.	1,218,130
162,339	Sumitomo Corp.	2,508,252
114,831	Sumitomo Electric Industries Ltd.	1,631,776
23,196	Sumitomo Forestry Co. Ltd.	302,445
12,201	Sumitomo Heavy Industries Ltd.	412,007
18,095	Sumitomo Metal Mining Co. Ltd.	521,418
207,041	Sumitomo Mitsui Financial Group, Inc.	7,695,312
54,734	Sumitomo Mitsui Trust Holdings, Inc.	2,075,597
28,774	Sumitomo Realty & Development Co. Ltd.	1,098,028
27,470	Sumitomo Rubber Industries Ltd.	380,890
9,234	Suntory Beverage & Food Ltd.	408,543
9,295	Suzuken Co. Ltd.	486,828
32,038	Suzuki Motor Corp.	1,670,345
82,004	T&D Holdings, Inc.	1,014,595
17,324	Taiheiyo Cement Corp.	592,165
18,511	Taisei Corp.	869,165
23,424	Takashimaya Co. Ltd.(c)	317,687
99,949	Takeda Pharmaceutical Co. Ltd.	4,030,839
11,971	TDK Corp.	942,676
26,144	Teijin Ltd.	451,148
10,629	Terumo Corp.	606,311
19,067	Tobu Railway Co. Ltd.	537,864
9,335	Toho Gas Co. Ltd.	399,287
45,060	Tohoku Electric Power Co., Inc.	609,467
84,721	Tokio Marine Holdings, Inc.	4,135,238
344,226	Tokyo Electric Power Co. Holdings, Inc.(a)	2,116,027
4,617	Tokyo Electron Ltd.	663,299
53,399	Tokyo Gas Co. Ltd.	1,402,564
18,742	Tokyo Tatemono Co. Ltd.	227,666
48,259	Tokyu Corp.	824,789
67,652	Tokyu Fudosan Holdings Corp.	368,005
47,196	Toppan Printing Co. Ltd.	772,361
146,374	Toray Industries, Inc.	1,085,263
49,290	Toshiba Corp.	1,555,740
27,012	Tosoh Corp.	382,978
7,710	TOTO Ltd.	298,609
29,724	Toyo Seikan Group Holdings Ltd.	668,059
7,303	Toyo Suisan Kaisha Ltd.	262,044
13,395	Toyoda Gosei Co. Ltd.	291,827
18,113	Toyota Industries Corp.	893,750
297,038	Toyota Motor Corp.	18,218,585
30,133	Toyota Tsusho Corp.	958,010
15,126	Ube Industries Ltd.	341,075
13,043	Unicharm Corp.	401,968
22,082	West Japan Railway Co.	1,610,852
65,778	Yahoo! Japan Corp.	177,092
112,692	Yamada Denki Co. Ltd.	555,021
26,710	Yamaguchi Financial Group, Inc.	271,690
8,046	Yamaha Corp.	351,915

24,309	Yamaha Motor Co. Ltd.	$519,551
33,576	Yamato Holdings Co. Ltd.	893,622
16,691	Yamazaki Baking Co. Ltd.	326,673
15,241	Yokogawa Electric Corp.	283,169
14,172	Yokohama Rubber Co. Ltd. (The)	300,030

		313,880,498

	Luxembourg - 0.3%
85,521	ArcelorMittal	1,981,756
4,929	RTL Group SA	270,120
63,930	SES SA FDR, Class A	1,307,212
40,794	Tenaris SA	513,262

		4,072,350

	Macau - 0.1%
58,755	Galaxy Entertainment Group Ltd.	404,345
161,627	Sands China Ltd.	768,309
369,301	SJM Holdings Ltd.	386,870
85,741	Wynn Macau Ltd.	208,050

		1,767,574

	Mongolia - 0.0%
108,172	Turquoise Hill Resources Ltd.(a)	181,206

	Netherlands - 4.8%
43,551	ABN AMRO Group NV CVA(d)	1,085,404
486,040	Aegon NV	2,499,640
15,603	Akzo Nobel NV	1,349,219
39,617	Altice Europe NV, Class A(a)	81,030
5,908	Altice Europe NV, Class B(a)	12,141
6,056	ASML Holding NV	1,064,719
19,176	ASR Nederland NV	811,049
10,692	Boskalis Westminster NV(c)	282,054
5,719	Gemalto NV(a)	332,444
8,656	Heineken Holding NV	752,870
13,008	Heineken NV	1,169,902
428,688	ING Groep NV	5,072,451
157,376	Koninklijke Ahold Delhaize NV	4,156,975
63,635	Koninklijke BAM Groep NV	228,035
12,062	Koninklijke DSM NV	1,129,111
418,777	Koninklijke KPN NV	1,291,172
79,748	Koninklijke Philips NV	3,144,174
49,523	NN Group NV	2,097,984
11,476	Randstad NV	554,510
715,371	Royal Dutch Shell PLC, Class A	22,227,245
592,006	Royal Dutch Shell PLC, Class B	18,444,799
18,812	SBM Offshore NV	311,268
12,960	Signify NV(d)	322,253
15,201	Wolters Kluwer NV	948,866

		69,369,315

	New Zealand - 0.1%
123,846	Fletcher Building Ltd.(a)	429,498
232,484	Spark New Zealand Ltd.	653,872

		1,083,370

	Norway - 0.8%
104,371	DNB ASA	1,850,514
175,673	Equinor ASA	4,020,865
20,106	Gjensidige Forsikring ASA	346,816
36,643	Mowi ASA	807,377
123,541	Norsk Hydro ASA	570,810
60,141	Orkla ASA	484,783
54,263	Storebrand ASA	415,758
69,911	Telenor ASA	1,322,943
26,056	Yara International ASA	1,076,761

		10,896,627

	Portugal - 0.2%
884,888	Banco Comercial Portugues SA, Class R(a)	244,703
419,123	EDP-Energias de Portugal SA	1,534,143
52,947	Galp Energia SGPS SA	828,988
17,861	Jeronimo Martins SGPS SA	253,518

		2,861,352

Schedule of Investments

	Singapore - 0.9%
179,351	Ascendas Real Estate Investment Trust REIT	$365,464
255,663	CapitaLand Ltd.	633,145
191,352	CapitaLand Mall Trust REIT	341,535
34,916	City Developments Ltd.	238,633
267,972	ComfortDelGro Corp. Ltd.	464,340
124,966	DBS Group Holdings Ltd.	2,223,022
301,544	Genting Singapore Ltd.	246,680
208,822	Keppel Corp. Ltd.	947,320
187,436	Oversea-Chinese Banking Corp. Ltd.	1,604,424
138,040	Sembcorp Industries Ltd.	265,886
51,446	Singapore Airlines Ltd.	369,207
222,287	Singapore Press Holdings Ltd.	414,934
140,766	Singapore Technologies Engineering Ltd.	389,432
763,780	Singapore Telecommunications Ltd.	1,715,402
80,463	United Overseas Bank Ltd.	1,507,354
205,111	Wilmar International Ltd.	507,953

		12,234,731

	South Africa - 0.2%
84,303	Anglo American PLC	2,154,495
68,158	Investec PLC	438,609

		2,593,104

	South Korea - 4.2%
43,592	BNK Financial Group, Inc.(a)	287,962
1,276	CJ CheilJedang Corp.(a)	392,783
170	CJ CheilJedang Corp. (Preference Shares)(a)	19,939
3,113	CJ Corp.(a)	337,138
447	CJ Corp. (Preference Shares)(a)(b)	19,866
5,664	Daelim Industrial Co. Ltd.(a)	542,143
6,443	DB Insurance Co. Ltd.	402,452
2,855	Doosan Corp.	301,499
30,686	Doosan Heavy Industries & Construction Co. Ltd.(a)	313,024
33,301	Doosan Infracore Co. Ltd.(a)	259,189
2,288	E-MART, Inc.	394,820
8,502	GS Holdings Corp.	415,682
35,827	Hana Financial Group, Inc.	1,286,378
8,599	Hankook Tire Co. Ltd.(a)	323,047
9,306	Hanwha Chemical Corp.(a)	187,768
9,125	Hanwha Corp.(a)	288,270
4,229	Hanwha Corp. (Preference Shares)(a)	58,343
58,660	Hanwha Life Insurance Co. Ltd.(a)	226,700
590	Hyosung Advanced Materials Corp.(a)	60,715
460	Hyosung Chemical Corp.(a)	58,293
1,667	Hyosung Corp.(a)	104,876
1,216	Hyosung Heavy Industries Corp.(a)	49,562
574	Hyosung TNC Co. Ltd.(a)	88,474
16,235	Hyundai Engineering & Construction Co. Ltd.(a)	907,578
2,904	Hyundai Glovis Co. Ltd.(a)	370,618
7,734	Hyundai Heavy Industries Co. Ltd.(a)	962,710
9,269	Hyundai Marine & Fire Insurance Co. Ltd.(a)	311,146
9,385	Hyundai Mobis Co. Ltd.(a)	1,897,834
20,804	Hyundai Motor Co.	2,421,353
5,599	Hyundai Motor Co. (2nd Preference Shares)	423,202
3,406	Hyundai Motor Co. (Preference Shares)	235,403
17,929	Hyundai Steel Co.	825,026
46,453	Industrial Bank of Korea(a)	594,936

39,990	KB Financial Group, Inc.(a)	$1,726,976
43,013	Kia Motors Corp.	1,405,224
63,181	Korea Electric Power Corp.(a)	1,959,057
9,896	Korea Gas Corp.(a)	481,170
694	Korea Zinc Co. Ltd.(a)	274,756
15,550	Korean Air Lines Co. Ltd.(a)	508,713
8,825	KT&G Corp.(a)	786,013
51,215	Kumho Tire Co., Inc.(a)	233,831
3,422	LG Chem Ltd.	1,131,799
593	LG Chem Ltd. (Preference Shares)	107,925
7,229	LG Corp.(a)	504,825
49,632	LG Display Co. Ltd.(a)	843,073
17,853	LG Electronics, Inc.	1,068,629
2,849	LG Electronics, Inc. (Preference Shares)	69,263
33,565	LG Uplus Corp.	455,517
1,198	Lotte Chemical Corp.(a)	323,013
2,534	Lotte Shopping Co. Ltd.(a)	446,379
4,058	LS Corp.(a)	208,982
2,263	NAVER Corp.	276,608
11,621	POSCO	2,861,775
14,253	POSCO Daewoo Corp.	256,199
3,400	Samsung C&T Corp.	366,692
4,809	Samsung Electro-Mechanics Co. Ltd.	466,788
374,717	Samsung Electronics Co. Ltd.	15,542,344
66,621	Samsung Electronics Co. Ltd. (Preference Shares)	2,245,349
3,832	Samsung Fire & Marine Insurance Co. Ltd.	940,220
236	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	36,906
63,659	Samsung Heavy Industries Co. Ltd.(a)	520,646
7,422	Samsung Life Insurance Co. Ltd.	589,011
3,142	Samsung SDI Co. Ltd.	631,139
47,465	Shinhan Financial Group Co. Ltd.(a)	1,842,887
2,870	SK Holdings Co. Ltd.	679,679
29,891	SK Hynix, Inc.	1,985,301
9,964	SK Innovation Co. Ltd.	1,688,055
51,383	SK Networks Co. Ltd.	273,852
3,186	SK Telecom Co. Ltd.	738,766
4,408	S-Oil Corp.	413,999
58,818	Woori Bank(a)(b)	794,036

		61,054,126

	Spain - 3.7%
4,912	Acciona SA	468,374
61,912	ACS Actividades de Construccion y Servicios SA	2,564,576
2,785	Aena SME SA(d)	481,904
12,956	Amadeus IT Group SA	943,716
775,986	Banco Bilbao Vizcaya Argentaria SA	4,603,393
724,709	Banco de Sabadell SA	831,068
2,893,290	Banco Santander SA(c)	13,717,845
142,515	Bankia SA	415,363
44,358	Bankinter SA	346,517
380,478	CaixaBank SA	1,439,839
126,216	Distribuidora Internacional de Alimentacion SA(c)	61,884
24,543	Enagas SA	716,156
88,133	Endesa SA	2,206,617
53,023	Ferrovial SA	1,190,663
13,359	Grifols SA	348,730
10,118	Grifols SA (Preference Shares), Class B	189,241
678,083	Iberdrola SA	5,602,076
43,815	Industria de Diseno Textil SA	1,224,208
210,354	Mapfre SA	586,048
54,878	Naturgy Energy Group SA	1,533,313
37,328	Red Electrica Corp. SA	860,923
270,668	Repsol SA	4,761,159
1,039,949	Telefonica SA	8,943,701

		54,037,314

Schedule of Investments

	Sweden - 2.0%
19,530	Alfa Laval AB	$442,095
42,754	Assa Abloy AB, Class B	795,088
28,901	Atlas Copco AB, Class A	752,293
17,351	Atlas Copco AB, Class B	414,441
17,545	Boliden AB	437,886
20,221	Castellum AB	383,087
22,912	Electrolux AB, Series B	541,192
28,901	Epiroc AB, Class A(a)	276,959
17,351	Epiroc AB, Class B(a)	155,171
36,032	Essity AB, Class B	996,458
25,610	Getinge AB, Class B	288,448
133,333	Hennes & Mauritz AB, Class B	2,072,079
8,342	Hexagon AB, Class B	407,176
26,496	Husqvarna AB, Class B	202,075
8,134	ICA Gruppen AB(c)	285,900
17,544	Industrivarden AB, Class A	369,990
13,872	Industrivarden AB, Class C	285,421
684	NCC AB, Class A	10,244
15,656	NCC AB, Class B(c)	236,642
72,695	Sandvik AB	1,159,456
36,510	Securitas AB, Class B	586,154
161,496	Skandinaviska Enskilda Banken AB, Class A	1,692,207
2,247	Skandinaviska Enskilda Banken AB, Class C	24,315
55,507	Skanska AB, Class B	970,287
41,505	SKF AB, Class B	696,624
25,675	SSAB AB, Class A	101,539
54,760	SSAB AB, Class B	182,912
30,548	Svenska Cellulosa AB SCA, Class B	268,296
153,368	Svenska Handelsbanken AB, Class A	1,664,676
3,619	Svenska Handelsbanken AB, Class B	41,841
117,575	Swedbank AB, Class A	2,665,410
11,605	Swedish Match AB	519,113
43,056	Tele2 AB, Class B	537,293
6,444	Telefonaktiebolaget LM Ericsson, Class A	57,978
515,211	Telefonaktiebolaget LM Ericsson, Class B	4,576,237
436,352	Telia Co. AB	1,899,311
16,311	Trelleborg AB, Class B	274,126
132,667	Volvo AB, Class B	1,907,026

		29,177,446

	Switzerland - 6.4%
165,683	ABB Ltd.	3,165,529
19,814	Adecco Group AG	993,196
75,289	Aryzta AG(a)	84,654
5,765	Baloise Holding AG	893,136
3	Chocoladefabriken Lindt & Spruengli AG	220,744
35	Chocoladefabriken Lindt & Spruengli AG-PC	223,138
27,492	Cie Financiere Richemont SA	1,895,981
14,931	Clariant AG(a)	296,784
11,927	Coca-Cola HBC AG(a)	401,334
251,293	Credit Suisse Group AG(a)	3,043,328
2,214	Dufry AG(a)	221,556
1,318	Geberit AG	515,589
226	Georg Fischer AG	200,350
454	Givaudan SA	1,101,937
1,723,792	Glencore PLC	7,016,972
872	Helvetia Holding AG	516,819
10,095	Julius Baer Group Ltd.(a)	405,184
3,662	Kuehne + Nagel International AG	496,092

49,926	LafargeHolcim Ltd.(a)	$2,346,587
2,005	Lonza Group AG(a)	529,291
207,212	Nestle SA	18,054,032
150,119	Novartis AG	13,088,694
3,008	PSP Swiss Property AG	309,866
46,335	Roche Holding AG	12,327,511
1,747	Roche Holding AG-BR	459,598
772	Schindler Holding AG	163,100
1,686	Schindler Holding AG-PC	358,579
259	SGS SA	625,244
4,122	Sika AG(c)	544,282
2,036	Sonova Holding AG	382,122
28,118	STMicroelectronics NV	447,340
3,288	Swatch Group AG (The)	183,274
2,109	Swatch Group AG (The)-BR	606,276
4,593	Swiss Life Holding AG(a)	1,894,885
6,408	Swiss Prime Site AG(a)	543,527
55,525	Swiss RE AG	5,326,952
2,178	Swisscom AG	1,044,983
298,794	UBS Group AG	3,870,077
2,321	Vifor Pharma AG	295,477
23,671	Zurich Insurance Group AG	7,437,003

		92,531,023

	United Kingdom - 14.2%
65,971	3i Group PLC	737,296
17,435	Admiral Group PLC	474,981
39,220	Aggreko PLC	357,635
22,178	Ashtead Group PLC	562,622
23,486	Associated British Foods PLC	737,765
104,444	AstraZeneca PLC	7,600,464
628,209	Aviva PLC	3,422,030
36,642	Babcock International Group PLC	255,849
326,646	BAE Systems PLC	2,199,136
127,441	Balfour Beatty PLC	459,340
2,952,677	Barclays PLC	6,143,869
98,096	Barratt Developments PLC	695,012
65,065	BBA Aviation PLC	202,677
44,162	Beazley PLC	286,979
9,216	Bellway PLC	343,935
12,711	Berkeley Group Holdings PLC (The)	627,527
3,257,898	BP PLC	22,289,419
120,370	British American Tobacco PLC	4,254,616
98,120	British Land Co. PLC (The) REIT	740,099
1,329,927	BT Group PLC	4,065,728
25,128	Bunzl PLC	793,311
28,737	Burberry Group PLC	681,005
295,632	Capita PLC(a)	451,500
1,505,134	Centrica PLC	2,700,623
13,714	Close Brothers Group PLC	267,895
103,428	CNH Industrial NV, Class A	1,016,362
193,335	Cobham PLC(a)	274,287
102,420	Compass Group PLC	2,196,747
6,423	Croda International PLC	407,333
86,080	CYBG PLC	198,499
8,781	DCC PLC	719,048
7,388	Derwent London PLC REIT	314,784
121,989	Diageo PLC	4,656,050
229,068	Direct Line Insurance Group PLC	1,014,570
218,421	Dixons Carphone PLC	396,361
85,965	DS Smith PLC	381,315
21,837	easyJet PLC	363,090
45,243	Experian PLC	1,137,925
228,722	Fiat Chrysler Automobiles NV(a)	3,915,184
205,568	G4S PLC	528,795
549,288	GlaxoSmithKline PLC	10,673,671

Schedule of Investments

58,362	Greene King PLC	$460,634
86,531	Hammerson PLC REIT	423,323
110,993	Hays PLC	220,031
24,938	Hiscox Ltd.	465,171
2,396,047	HSBC Holdings PLC	20,137,365
26,333	IG Group Holdings PLC	219,962
21,541	IMI PLC	271,177
107,845	Imperial Brands PLC	3,582,084
64,304	Inchcape PLC	484,693
80,662	Informa PLC	717,707
71,917	Inmarsat PLC	349,559
11,797	InterContinental Hotels Group PLC(a)	673,575
25,631	Intermediate Capital Group PLC	342,558
107,919	International Consolidated Airlines Group SA	914,236
5,186	Intertek Group PLC	334,820
150,629	Intu Properties PLC REIT(c)	229,056
406,299	ITV PLC	691,065
491,077	J Sainsbury PLC	1,842,356
52,185	John Wood Group PLC(c)	371,516
25,471	Johnson Matthey PLC	1,019,582
323,787	Kingfisher PLC	948,536
90,213	Land Securities Group PLC REIT	1,026,739
955,303	Legal & General Group PLC	3,259,759
7,770,500	Lloyds Banking Group PLC	5,918,368
9,253	London Stock Exchange Group PLC	557,350
131,073	Man Group PLC	245,957
366,677	Marks & Spencer Group PLC	1,393,013
79,610	Meggitt PLC	540,161
10,056	Micro Focus International PLC	191,941
27,386	Mondi PLC	662,678
581,778	National Grid PLC	6,315,256
13,635	Next PLC	869,366
117,961	Pearson PLC	1,405,857
52,385	Pennon Group PLC	525,644
19,299	Persimmon PLC	602,938
76,461	Petrofac Ltd.	553,194
47,256	Phoenix Group Holdings PLC	394,610
62,927	Provident Financial PLC(a)	435,078
235,811	Prudential PLC	4,607,986
210,751	Quilter PLC(d)	340,441
34,322	Reckitt Benckiser Group PLC	2,647,079
81,525	RELX PLC	1,808,638
79,856	Rentokil Initial PLC	354,007
147,226	Rolls-Royce Holdings PLC	1,712,804
366,895	Royal Bank of Scotland Group PLC	1,162,661
149,739	Royal Mail PLC	528,088
25,796	RPC Group PLC	269,770
104,376	RSA Insurance Group PLC	704,082
54,587	Sage Group PLC (The)	449,509
6,551	Schroders PLC	225,003
56,437	Segro PLC REIT	480,333
29,322	Severn Trent PLC	770,854
47,282	Smith & Nephew PLC	892,529
32,863	Smiths Group PLC	624,452
211,779	SSE PLC	3,259,441
40,286	St. James’s Place PLC	497,086
436,120	Standard Chartered PLC	3,521,908
301,555	Standard Life Aberdeen PLC	998,247
37,268	Subsea 7 SA	423,581
64,806	Tate & Lyle PLC	586,343
269,772	Taylor Wimpey PLC	586,070
47,624	TechnipFMC PLC	1,108,770
1,585,249	Tesco PLC	4,652,340
224,812	Thomas Cook Group PLC	102,500

34,135	Travis Perkins PLC	$549,611
90,616	Unilever NV CVA	4,850,021
67,940	Unilever PLC	3,561,015
98,720	United Utilities Group PLC	1,078,887
4,552,857	Vodafone Group PLC	8,299,635
15,580	Weir Group PLC (The)	308,445
12,766	Whitbread PLC	820,676
92,560	William Hill PLC	214,538
482,827	WM Morrison Supermarkets PLC	1,487,803
124,452	WPP PLC	1,423,953

		205,051,355

	United States - 0.3%
62,658	Bausch Health Cos., Inc.(a)	1,539,136
10,609	Carnival PLC	601,208
23,206	Ferguson PLC	1,555,012
8,832	QIAGEN NV(a)	326,323
7,410	Waste Connections, Inc.	618,675

		4,640,354

	Zambia - 0.0%
51,527	First Quantum Minerals Ltd.	596,761

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,429,326,757) - 99.8%	1,441,427,918

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
27,513,337	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $27,513,337)	27,513,337

	Total Investments in Securities (Cost $1,456,840,094) - 101.7%	1,468,941,255
	Other assets less liabilities - (1.7)%	(24,349,099)

	Net Assets - 100.0%	$1,444,592,156

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $7,036,828, which represented less than 1% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 5.7%
66,318	Abacus Property Group REIT	$177,949
72,122	Adelaide Brighton Ltd.	235,067
84,961	ALS Ltd.	449,132
126,208	Alumina Ltd.	223,620
23,000	Ansell Ltd.	392,764
145,066	Ardent Leisure Group Ltd.	143,325
26,592	Aristocrat Leisure Ltd.	477,565
65,656	Ausdrill Ltd.	60,320
409,347	AusNet Services	492,484
141,772	Australian Agricultural Co. Ltd.(a)(b)	110,609
205,089	Australian Pharmaceutical Industries Ltd.	188,421
101,699	Automotive Holdings Group Ltd.(a)	115,309
26,872	Bapcor Ltd.	120,893
155,263	Beach Energy Ltd.	203,778
23,085	Bega Cheese Ltd.(a)	85,340
13,394	Breville Group Ltd.	107,233
11,283	Brickworks Ltd.	135,499
78,291	BWP Trust REIT	207,793
18,421	carsales.com Ltd.	169,373
44,037	Charter Hall Group REIT	264,262
77,905	Charter Hall Retail REIT	258,460
197,993	Cleanaway Waste Management Ltd.	260,582
3,058	Cochlear Ltd.	431,276
361,010	Cromwell Property Group REIT	279,024
110,911	CSR Ltd.	236,143
3,336	Domino’s Pizza Enterprises Ltd.	110,676
58,496	DuluxGroup Ltd.	292,169
39,118	Eclipx Group Ltd.	63,606
26,059	Elders Ltd.	118,946
67,972	Evolution Mining Ltd.	198,743
108,703	FlexiGroup Ltd.	104,228
9,671	Flight Centre Travel Group Ltd.	303,431
84,498	G8 Education Ltd.	195,309
145,014	Genworth Mortgage Insurance Australia Ltd.(a)	234,736
100,910	GrainCorp Ltd., Class A	698,996
17,953	GUD Holdings Ltd.	147,136
57,890	GWA Group Ltd.	118,189
120,002	Harvey Norman Holdings Ltd.	294,873
181,809	Healius Ltd.	385,767
342,824	Healthscope Ltd.	589,929
51,700	Iluka Resources Ltd.	327,964
33,677	Independence Group NL	107,553
42,441	Inghams Group Ltd.(a)	142,351
14,958	InvoCare Ltd.	133,061
56,177	IOOF Holdings Ltd.(a)	206,036
17,876	IRESS Ltd.	153,153
23,115	JB Hi-Fi Ltd.(a)	377,031
24,177	Link Administration Holdings Ltd.	125,869
6,605	Magellan Financial Group Ltd.	137,450
9,863	McMillan Shakespeare Ltd.(a)	110,391
20,965	Mineral Resources Ltd.	241,834

27,052	Monadelphous Group Ltd.	$291,338
497,313	Myer Holdings Ltd.(a)(b)	135,981
44,671	MYOB Group Ltd.	110,419
56,450	Navitas Ltd.	231,734
50,695	nib Holdings Ltd.	197,389
329,417	Nine Entertainment Co. Holdings Ltd.	349,483
34,359	Northern Star Resources Ltd.	219,714
92,233	NRW Holdings Ltd.	129,460
45,021	Nufarm Ltd.	204,841
114,416	OceanaGold Corp.	408,597
178,463	Orora Ltd.	411,199
69,797	OZ Minerals Ltd.	496,711
39,090	Pact Group Holdings Ltd.	108,024
23,135	Pendal Group Ltd.	126,517
6,320	Perpetual Ltd.	150,643
377,051	Perseus Mining Ltd.(b)	114,095
18,125	Platinum Asset Management Ltd.(a)	59,603
15,746	Premier Investments Ltd.	158,670
148,135	Qube Holdings Ltd.(a)	290,554
65,739	RCR Tomlinson Ltd.(c)	20,851
1,854	REA Group Ltd.	102,362
49,233	Regis Resources Ltd.	186,671
129,778	Resolute Mining Ltd.	106,929
65,898	Retail Food Group Ltd.(a)(b)	14,655
23,689	Sandfire Resources NL	120,737
28,576	SEEK Ltd.	354,007
17,199	Seven Group Holdings Ltd.	198,017
288,438	Seven West Media Ltd.(b)	113,570
128,639	Shopping Centres Australasia Property Group REIT	233,555
335,076	Sigma Healthcare Ltd.	131,933
249,858	Southern Cross Media Group Ltd.	191,293
45,820	Super Retail Group Ltd.	243,556
100,455	Sydney Airport	480,499
40,535	Tassal Group Ltd.	128,865
41,684	TPG Telecom Ltd.(a)	212,453
112,977	Virgin Australia Holdings Ltd.(b)(c)	0
139,652	Vocus Group Ltd.(b)	343,158
15,072	Washington H Soul Pattinson & Co. Ltd.	289,140
105,729	Whitehaven Coal Ltd.	381,607

		19,794,478

	Austria - 0.9%
4,006	Agrana Beteiligungs AG	83,935
1,389	ams AG(b)	37,354
9,837	CA Immobilien Anlagen AG	352,846
7,361	EVN AG	119,263
22,271	IMMOFINANZ AG	590,317
2,567	Lenzing AG	251,841
4,779	Oesterreichische Post AG	180,193
1,211	Schoeller-Bleckmann Oilfield Equipment AG	94,351
18,812	Telekom Austria AG, Class A(b)	144,193
27,288	UNIQA Insurance Group AG	249,710
6,547	Verbund AG	335,201
10,033	Vienna Insurance Group AG Wiener Versicherung Gruppe	243,832
22,624	Wienerberger AG	508,814
12,011	Zumtobel Group AG(b)	108,809

		3,300,659

	Belgium - 1.4%
3,268	Ackermans & van Haaren NV	523,856
1,382	Aedifica SA REIT	133,047
35,667	AGFA-Gevaert NV(b)	140,540
1,592	Barco NV	195,096
3,995	Befimmo SA REIT	240,205
9,445	Bekaert SA NV	254,468

Schedule of Investments

1,354	Cie d’Entreprises CFE	$144,023
4,123	Cofinimmo SA REIT	546,423
5,407	D’Ieteren SA/NV	205,361
19,209	Econocom Group SA/NV(a)	69,783
3,030	Elia System Operator SA/NV	222,166
44,539	Euronav NV	349,056
2,350	Gimv NV	134,825
999	Melexis NV	70,612
29,195	Nyrstar NV(a)(b)	18,927
10,106	Ontex Group NV	215,572
8,246	Orange Belgium SA	158,202
2,115	Sofina SA	420,331
7,596	Telenet Group Holding NV	352,302
4,237	Tessenderlo Group SA(b)	150,471
1,668	Warehouses De Pauw CVA REIT	244,220

		4,789,486

	Cambodia - 0.1%
159,013	NagaCorp Ltd.	195,151

	Canada - 7.9%
60,718	Advantage Oil & Gas Ltd.(b)	94,778
21,200	Aecon Group, Inc.	294,924
25,706	Air Canada(b)	580,749
43,099	Alamos Gold, Inc., Class A	191,981
43,683	Algonquin Power & Utilities Corp.	482,632
15,438	Allied Properties Real Estate Investment Trust REIT	554,842
43,155	Artis Real Estate Investment Trust REIT	335,500
10,878	ATS Automation Tooling Systems, Inc.(b)	140,148
81,428	B2Gold Corp.(b)	257,931
92,200	Birchcliff Energy Ltd.	220,443
12,085	Boardwalk Real Estate Investment Trust REIT	369,277
32,272	CAE, Inc.	686,084
15,614	Canadian Western Bank	349,778
13,850	Canfor Corp.(b)	191,093
24,056	Cascades, Inc.	182,623
9,402	CCL Industries, Inc., Class B	396,612
60,400	Centerra Gold, Inc.(b)	306,300
44,516	CES Energy Solutions Corp.	112,536
27,565	Chartwell Retirement Residences	308,120
15,267	Cineplex, Inc.	330,613
2,379	Cogeco Communications, Inc.	135,697
2,790	Colliers International Group, Inc.	178,260
709	Constellation Software, Inc.	529,399
46,281	Corus Entertainment, Inc., Class B	196,288
31,304	Detour Gold Corp.(b)	313,684
8,964	Dollarama, Inc.	241,420
4,708	Dorel Industries, Inc., Class B	58,541
25,630	Dream Global Real Estate Investment Trust, Class Trust Unit REIT	253,119
32,295	Dream Office Real Estate Investment Trust REIT	578,128
90,776	ECN Capital Corp.	264,040
95,770	Eldorado Gold Corp.(b)	358,782
92,051	Element Fleet Management Corp.	496,247
10,398	Emera, Inc.(a)	364,203
23,051	Enerflex Ltd.	304,702
54,436	Ensign Energy Services, Inc.	208,907
78,952	Entertainment One Ltd.	409,406
32,760	First Capital Realty, Inc.	511,867
22,135	First Majestic Silver Corp.(b)	135,510
2,327	FirstService Corp.	189,147
10,744	Genworth MI Canada, Inc.	365,769
8,015	Granite Real Estate Investment Trust REIT	363,553
5,171	Great Canadian Gaming Corp.(b)	211,439

29,625	Home Capital Group, Inc.(a)(b)	$379,420
33,767	Hudbay Minerals, Inc.	202,350
66,373	Hudson’s Bay Co.	411,388
66,823	IAMGOLD Corp.(b)	250,338
16,704	Innergex Renewable Energy, Inc.	182,901
43,325	Ivanhoe Mines Ltd., Class A(b)	93,690
62,735	Just Energy Group, Inc.	230,724
12,436	Kirkland Lake Gold Ltd.	400,266
10,015	Laurentian Bank of Canada	336,833
9,679	Linamar Corp.	375,427
11,095	Maple Leaf Foods, Inc.	247,194
31,439	Martinrea International, Inc.	301,391
139,630	MEG Energy Corp.(b)	577,317
20,961	Mullen Group Ltd.	192,165
163,108	New Gold, Inc.(a)(b)	185,054
5,607	NFI Group, Inc.	146,995
7,283	Norbord, Inc.	210,732
12,428	North West Co., Inc. (The)	294,967
21,094	Northland Power, Inc.	383,396
12,667	Northview Apartment Real Estate Investment Trust REIT	257,333
19,827	NuVista Energy Ltd.(b)	59,633
305,583	Obsidian Energy Ltd.(b)	123,322
10,362	Osisko Gold Royalties Ltd.	101,466
18,029	Pan American Silver Corp.	269,069
12,924	Pason Systems, Inc.	203,411
69,200	Peyto Exploration & Development Corp.	356,196
13,412	PrairieSky Royalty Ltd.(a)	193,832
151,010	Precision Drilling Corp.(b)	332,307
2,172	Premium Brands Holdings Corp., Class Common Subscription Receipt	128,024
28,691	Quebecor, Inc., Class B	675,712
8,861	Restaurant Brands International, Inc.	555,693
9,968	Ritchie Bros Auctioneers, Inc.	358,478
19,660	Russel Metals, Inc.	347,751
36,262	Secure Energy Services, Inc.	224,204
53,935	SEMAFO, Inc.(b)	121,973
38,447	Seven Generations Energy Ltd., Class A(b)	298,606
14,985	ShawCor Ltd.	231,284
17,917	SSR Mining, Inc.(b)	245,842
16,083	Stantec, Inc.	382,573
11,788	Stars Group, Inc. (The)(b)	213,536
4,009	Stella-Jones, Inc.	129,431
31,566	Superior Plus Corp., Class Common Subscription Receipt(a)	261,027
23,135	TFI International, Inc.	681,384
8,438	TMX Group Ltd.	508,606
29,508	TORC Oil & Gas Ltd.	106,052
8,107	Toromont Industries Ltd.	360,441
86,665	TransAlta Corp.	473,150
13,626	TransAlta Renewables, Inc.	120,977
20,132	Transcontinental, Inc., Class A	320,843
10,312	Westshore Terminals Investment Corp.	171,566
82,072	Whitecap Resources, Inc.	276,844
4,416	Winpak Ltd.	157,568

		27,705,754

	China - 0.7%
27,949	AAC Technologies Holdings, Inc.	172,751
105,679	CapitaLand Retail China Trust REIT	117,888
88,464	China Gold International Resources Corp. Ltd.(b)	110,471
178,347	China Harmony New Energy Auto Holding Ltd.	69,096
550,431	China Travel International Investment Hong Kong Ltd.	158,535
459,897	FIH Mobile Ltd.(b)	49,819

Schedule of Investments

58,817	Minth Group Ltd.	$204,634
242,144	MMG Ltd.(b)	88,258
85,841	Nexteer Automotive Group Ltd.	129,089
760,360	Noble Group Ltd.(b)(c)	11,451
910,062	Shougang Fushan Resources Group Ltd.	192,527
1,510,338	Shui On Land Ltd.	373,412
127,159	SITC International Holdings Co. Ltd.	116,679
307,568	Tingyi Cayman Islands Holding Corp.	428,032
173,182	Towngas China Co. Ltd.(b)	137,721
181,654	Uni-President China Holdings Ltd.	161,127
273,918	Xinyi Solar Holdings Ltd.	115,199

		2,636,689

	Colombia - 0.1%
73,338	Gran Tierra Energy, Inc.(b)	172,554
16,526	Parex Resources, Inc.(b)	247,896

		420,450

	Denmark - 1.2%
13,436	Alm. Brand A/S	115,427
3,744	Chr. Hansen Holding A/S	355,591
7,101	D/S Norden A/S(a)(b)	99,090
3,793	DFDS A/S	179,306
725	Genmab A/S(b)	105,537
9,684	GN Store Nord A/S	417,905
2,770	H. Lundbeck A/S	121,623
13,498	Matas A/S	153,507
4,062	Nilfisk Holding A/S(b)	150,759
4,255	NKT A/S(b)	76,966
662	Rockwool International A/S, Class B	177,431
4,664	Royal Unibrew A/S	351,508
14,018	Scandinavian Tobacco Group A/S(d)	181,718
1,888	Schouw & Co. A/S	152,911
2,149	SimCorp A/S	169,921
12,792	Spar Nord Bank A/S	108,322
12,285	Sydbank A/S	284,332
5,171	Topdanmark A/S	246,832
19,377	Tryg A/S(a)	495,227
6,372	William Demant Holding A/S(b)	201,338

		4,145,251

	Egypt - 0.1%
170,340	Centamin PLC	263,735

	Faroe Islands - 0.1%
4,255	Bakkafrost P/F	221,249

	Finland - 1.5%
18,213	Amer Sports Oyj(b)	810,862
7,507	Cargotec Oyj, Class B	251,354
24,533	Caverion Oyj(b)	150,886
63,635	Citycon Oyj(a)	130,264
10,807	Cramo Oyj	206,840
6,564	DNA OYJ	138,436
11,682	Finnair Oyj	98,188
13,939	Huhtamaki Oyj(a)	458,557
22,996	Kemira Oyj(a)	279,963
8,626	Konecranes Oyj, Class B	298,719
27,081	Metsa Board Oyj, Class B(a)	197,010
17,426	Orion Oyj, Class B	616,460
23,999	Outotec Oyj(b)	98,309
16,942	Ramirent Oyj	116,252
21,443	Sanoma Oyj	208,648
14,177	Tieto Oyj(a)	407,010
10,399	Uponor Oyj(a)	118,309
20,779	Valmet Oyj	468,512
40,998	YIT Oyj	265,558

		5,320,137

	France - 2.9%
2,729	Aeroports de Paris	$523,568
4,445	Albioma SA	99,764
25,972	ALD SA(d)	378,182
3,128	Alten SA	300,238
20,968	Altran Technologies SA	198,132
6,546	Amundi SA(d)	377,062
2,411	bioMerieux	170,693
2,830	Bonduelle SCA	102,127
7,982	CIE Plastic Omnium SA	219,906
17,393	Coface SA	160,060
213	Dassault Aviation SA	317,973
15,788	Derichebourg SA	72,174
15,750	Elis SA	255,362
1,144	Eramet	79,877
21,947	Europcar Mobility Group(d)	193,658
4,005	Fnac Darty SA(b)	282,625
1,690	Gaztransport Et Technigaz SA	143,015
2,349	Iliad SA	269,805
5,427	Ingenico Group SA	296,477
1,640	Ipsen SA	207,000
6,545	IPSOS	152,304
8,616	JCDecaux SA	255,861
11,700	Korian SA	417,254
2,600	LISI	82,639
4,439	Maisons DU Monde SA(d)	114,808
11,294	Mercialys SA REIT	173,655
11,723	Metropole Television SA	179,578
8,927	Nexans SA(a)	267,350
4,151	Orpea	412,958
12,277	Rallye SA(a)	141,577
2,051	Remy Cointreau SA	238,872
2,746	SEB SA	422,220
5,683	Societe BIC SA	570,910
1,663	Sopra Steria Group	168,495
23,869	SPIE SA	360,432
7,105	Tarkett SA(a)	154,737
153,324	Technicolor SA(a)(b)	171,973
30,506	Television Francaise 1(a)	247,829
5,650	Ubisoft Entertainment SA(b)	502,440
3,767	Vicat SA	188,891
1,257	Vilmorin & Cie SA	81,781
2,595	Worldline SA(b)(d)	139,413

		10,093,675

	Georgia - 0.1%
7,100	Bank of Georgia Group PLC	143,103
7,100	Georgia Capital PLC(b)	101,392

		244,495

	Germany - 3.3%
3,124	ADO Properties SA(d)	187,656
17,169	alstria office REIT-AG REIT	258,865
6,066	Axel Springer SE	371,687
3,581	BayWa AG	98,000
3,105	Bechtle AG	247,082
2,628	CANCOM SE	102,105
3,312	CTS Eventim AG & Co. KGaA	140,917
9,646	Deutsche EuroShop AG	300,615
25,445	Deutz AG	181,167
10,608	DIC Asset AG	120,017
2,136	DMG Mori AG	107,474
1,118	Draegerwerk AG & Co. KGaA	54,072
2,162	Draegerwerk AG & Co. KGaA (Preference Shares)	120,219
6,784	Duerr AG(a)	277,899
8,945	ElringKlinger AG(a)	78,827
2,317	Fielmann AG	157,524

Schedule of Investments

4,892	Fraport AG Frankfurt Airport Services Worldwide	$386,983
3,334	FUCHS PETROLUB SE	146,520
7,020	FUCHS PETROLUB SE (Preference Shares)	329,615
4,681	Gerresheimer AG	317,439
11,999	Grand City Properties SA	298,771
1,146	GRENKE AG(a)	105,461
4,442	Hamburger Hafen und Logistik AG, Class A	99,136
9,844	Hapag-Lloyd AG(d)	248,501
102,332	Heidelberger Druckmaschinen AG(a)(b)	207,130
6,896	Hella GmbH & Co. KGaA	313,822
1,859	Hornbach Holding AG & Co. KGaA	96,843
2,819	Indus Holding AG	140,061
4,539	Jenoptik AG	146,873
6,181	Jungheinrich AG (Preference Shares)	187,665
42,865	Kloeckner & Co. SE	320,443
1,454	Koenig & Bauer AG	69,071
2,118	Krones AG	177,290
23,987	Nordex SE(a)(b)	273,863
3,493	Norma Group SE	184,931
694	Pfeiffer Vacuum Technology AG	97,312
214	Rational AG	134,318
5,187	RHOEN-KLINIKUM AG	135,583
7,579	Rocket Internet SE(b)(d)	191,497
1,210	Sartorius AG (Preference Shares)	181,743
20,633	Schaeffler AG (Preference Shares)	183,247
7,555	Scout24 AG(d)	355,255
1,398	Siltronic AG	139,046
1,875	Sixt SE	170,611
2,541	Sixt SE (Preference Shares)	162,694
5,473	Software AG	199,076
1,646	Stabilus SA	102,934
1,424	Stroeer SE & Co. KGaA	79,868
23,437	TAG Immobilien AG	592,717
5,225	Takkt AG	88,373
7,283	TLG Immobilien AG	223,964
9,006	United Internet AG	357,451
2,312	Vossloh AG	108,902
2,559	VTG AG	144,908
2,348	Wacker Chemie AG	248,299
3,775	Wacker Neuson SE	84,423
2,742	Wirecard AG	455,271
4,909	Wuestenrot & Wuerttembergische AG	92,716
3,504	Zalando SE(a)(b)(d)	107,151

		11,491,903

	Ghana - 0.2%
210,541	Tullow Oil PLC(b)	566,929

	Hong Kong - 2.9%
26,605	ASM Pacific Technology Ltd.	285,658
96,210	Bank of East Asia Ltd. (The)	323,083
160,687	Brightoil Petroleum Holdings Ltd.(b)(c)	7,679
249,343	Cathay Pacific Airways Ltd.	382,593
340,959	Champion REIT	258,543
121,482	Chinese Estates Holdings Ltd.	139,647
259,025	Chow Tai Fook Jewellery Group Ltd.	230,415
53,502	CK Infrastructure Holdings Ltd.	431,946
68,659	Dah Sing Banking Group Ltd.	133,876
29,077	Dah Sing Financial Holdings Ltd.	160,454
49,718	Dairy Farm International Holdings Ltd.	448,954
455,603	Esprit Holdings Ltd.(b)	94,643
260,172	First Pacific Co. Ltd.	112,402
219,276	Fortune Real Estate Investment Trust REIT	270,787
4,846,167	Global Brands Group Holding Ltd.(b)	243,954

377,259	Haitong International Securities Group Ltd.	$131,736
68,470	Hang Lung Group Ltd.	200,697
101,880	HKBN Ltd.	157,104
83,134	Hongkong & Shanghai Hotels Ltd. (The)	117,178
138,338	Hopewell Holdings Ltd.	637,328
183,251	Huabao International Holdings Ltd.	83,373
1,398,433	Hutchison Port Holdings Trust	349,608
374,984	Hutchison Telecommunications Hong Kong Holdings Ltd.	148,145
84,082	Hysan Development Co. Ltd.	436,124
63,764	Johnson Electric Holdings Ltd.	144,972
400,911	K Wah International Holdings Ltd.	220,211
96,213	Luk Fook Holdings International Ltd.	278,951
184,321	Man Wah Holdings Ltd.	86,679
338,848	Mapletree North Asia Commercial Trust REIT(d)	322,556
89,657	Melco International Development Ltd.	208,183
159,496	NWS Holdings Ltd.	365,064
884,151	Pacific Basin Shipping Ltd.	174,651
129,312	Pacific Textiles Holdings Ltd.	112,722
758,403	PCCW Ltd.	451,367
84,771	Road King Infrastructure Ltd.	153,408
287,005	Sa Sa International Holdings Ltd.(a)	108,998
154,762	Shangri-La Asia Ltd.	200,782
379,702	Shun Tak Holdings Ltd.	150,493
406,864	Sun Art Retail Group Ltd.	402,368
47,164	Television Broadcasts Ltd.	87,996
734,516	Truly International Holdings Ltd.(a)(b)	96,416
59,397	Vitasoy International Holdings Ltd.	241,473
22,577	VTech Holdings Ltd.	215,363
262,653	Xinyi Glass Holdings Ltd.	317,994
235,388	Yuexiu Real Estate Investment Trust REIT	163,191

		10,289,765

	India - 0.0%
2,175	Rhi Magnesita NV	121,997

	Indonesia - 0.1%
1,093,388	Golden Agri-Resources Ltd.	207,351

	Ireland - 0.5%
41,240	C&C Group PLC	156,159
16,920	Dalata Hotel Group PLC	110,859
20,957	Glanbia PLC	401,587
81,434	Green REIT PLC REIT	135,303
117,997	Greencore Group PLC	299,573
75,796	Hibernia REIT PLC REIT	114,281
10,674	Kingspan Group PLC	437,249
27,530	UDG Healthcare PLC	210,043

		1,865,054

	Israel - 1.4%
9,209	Airport City Ltd.(b)	121,410
15,763	Alony Hetz Properties & Investments Ltd.	166,773
4,942	Azrieli Group Ltd.	263,066
15,808	Cellcom Israel Ltd.(b)	83,407
2,182	Delek Group Ltd.(a)	380,518
2,583	Elbit Systems Ltd.	319,351
12,612	First International Bank of Israel Ltd.	298,356
25,789	Gazit-Globe Ltd.(a)	210,883
28,717	Harel Insurance Investments & Financial Services Ltd.	200,128
1,452	Israel Corp. Ltd. (The)	418,026
206,724	Israel Discount Bank Ltd., Class A	729,999
28,165	Mizrahi Tefahot Bank Ltd.	523,338
3,978	Nice Ltd.(b)	438,064
416,398	Oil Refineries Ltd.	202,626

Schedule of Investments

26,960	Partner Communications Co. Ltd.(b)	$122,436
1,393	Paz Oil Co. Ltd.	208,150
21,246	Phoenix Holdings Ltd. (The)	119,234
16,250	Shufersal Ltd.	114,498
8,268	Tower Semiconductor Ltd.(b)	123,408

		5,043,671

	Italy - 2.6%
11,249	ACEA SpA	171,930
7,677	Amplifon SpA	137,772
32,472	Anima Holding SpA(d)	133,763
10,378	ASTM SpA	249,478
22,282	Autogrill SpA	200,705
19,305	Azimut Holding SpA	245,217
15,520	Banca Farmafactoring SpA(d)	91,179
8,090	Banca Generali SpA	191,227
3,108	Banca Ifis SpA	59,842
45,926	Banca Mediolanum SpA	280,616
68,592	Banca Popolare di Sondrio SCPA	183,227
15,738	Brembo SpA	180,044
11,804	Buzzi Unicem SpA(a)	225,787
5,960	Buzzi Unicem SpA-RSP	72,765
19,633	Cerved Group SpA	173,239
17,229	Credito Emiliano SpA	98,452
2,535	Danieli & C. Officine Meccaniche SpA	52,358
7,301	Danieli & C. Officine Meccaniche SpA RSP	118,793
42,434	Davide Campari-Milano SpA	381,980
8,043	De’Longhi SpA	201,191
1,404	DiaSorin SpA	128,801
39,093	Enav SpA(d)	200,512
15,233	ERG SpA	298,893
4,468	Ferrari NV	556,771
84,205	Fincantieri SpA	97,587
29,604	FinecoBank Banca Fineco SpA	322,299
1,425	IMA Industria Macchine Automatiche SpA	94,592
25,118	Infrastrutture Wireless Italiane SpA(d)	200,310
5,486	Interpump Group SpA	177,013
132,152	Iren SpA	324,808
103,035	Italgas SpA	624,005
5,670	MARR SpA	135,976
89,656	Mediaset SpA(a)(b)	295,253
6,360	Moncler SpA	240,097
39,722	OVS SpA(a)(b)(d)	60,757
43,147	Piaggio & C. SpA	99,216
92,765	PRADA SpA	306,194
7,695	Recordati SpA	279,369
101,615	Salini Impregilo SpA(a)	223,868
4,762	Salvatore Ferragamo SpA	95,595
275,997	Saras SpA	589,048
15,751	Societa Iniziative Autostradali e Servizi SpA	242,908
2,780	Tod’s SpA(a)	129,510

		9,172,947

	Ivory Coast - 0.0%
5,960	Endeavour Mining Corp.(b)	102,744

	Japan - 33.8%
17,864	77 Bank Ltd. (The)	314,996
3,243	ABC-Mart, Inc.	185,944
40,632	Acom Co. Ltd.(a)	142,247
7,987	Adastria Co. Ltd.	146,412
22,908	ADEKA Corp.	360,786
12,448	Advantest Corp.	282,862
3,727	Aeon Delight Co. Ltd.	138,183
25,205	AEON Financial Service Co. Ltd.	487,981
21,674	Aeon Mall Co. Ltd.	359,673

7,051	Aica Kogyo Co. Ltd.	$247,170
3,565	Aichi Bank Ltd. (The)	116,125
3,564	Aichi Steel Corp.	112,163
10,586	Aida Engineering Ltd.	76,358
44,034	Aiful Corp.(b)	112,482
3,560	Ain Holdings, Inc.	260,384
13,400	Aisan Industry Co. Ltd.	92,715
50,197	Akebono Brake Industry Co. Ltd.(a)(b)	76,105
6,166	Alconix Corp.	63,739
5,687	Alpen Co. Ltd.	87,267
9,245	Amano Corp.	192,240
21,824	Anritsu Corp.	386,628
9,238	AOKI Holdings, Inc.	108,652
4,720	Aomori Bank Ltd. (The)	121,437
12,316	Aoyama Trading Co. Ltd.	307,476
4,429	Arata Corp.	177,640
7,030	Arcland Sakamoto Co. Ltd.	88,303
8,675	Arcs Co. Ltd.	193,539
11,014	Asahi Diamond Industrial Co. Ltd.	72,867
7,536	Asahi Holdings, Inc.	160,511
34,525	Asics Corp.	498,063
3,059	ASKUL Corp.	61,641
16,239	Autobacs Seven Co. Ltd.	271,719
12,213	Avex, Inc.	164,179
6,187	Awa Bank Ltd. (The)	171,403
20,135	Azbil Corp.	422,940
7,324	Bank of the Ryukyus Ltd.	76,450
9,249	Belluna Co. Ltd.	87,280
15,687	Benesse Holdings, Inc.	409,508
15,113	Bunka Shutter Co. Ltd.	103,873
7,503	Calbee, Inc.	240,609
10,160	Canon Marketing Japan, Inc.	196,609
8,271	Capcom Co. Ltd.	177,078
5,667	Cawachi Ltd.	111,070
15,076	Central Glass Co. Ltd.	332,467
5,723	Chiyoda Co. Ltd.	96,233
38,384	Chiyoda Corp.	116,390
7,130	Chubu Shiryo Co. Ltd.	72,394
6,358	Chudenko Corp.	135,304
15,269	Chugoku Marine Paints Ltd.(a)	136,233
73,531	Citizen Watch Co. Ltd.	391,877
6,133	CKD Corp.	57,594
12,751	Coca-Cola Bottlers Japan Holdings, Inc.	393,087
4,237	cocokara fine, Inc.	196,219
7,075	Colowide Co. Ltd.	153,488
16,983	COMSYS Holdings Corp.	442,404
1,180	Cosmos Pharmaceutical Corp.	225,743
7,338	CyberAgent, Inc.	235,992
5,404	Daifuku Co. Ltd.	270,126
4,032	Daihen Corp.	90,213
5,229	Daiho Corp.	167,205
6,327	Daiichikosho Co. Ltd.	298,822
10,307	Daikyonishikawa Corp.	106,167
2,647	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	67,689
19,972	Daio Paper Corp.	256,555
4,451	Daiseki Co. Ltd.	104,905
3,479	Daishi Hokuetsu Financial Group, Inc.	100,058
8,622	Daiwabo Holdings Co. Ltd.	461,879
42,287	DCM Holdings Co. Ltd.	430,913
27,790	DeNA Co. Ltd.	490,277
7,515	Descente Ltd.	156,819
8,959	Dexerials Corp.	72,607
1,690	Disco Corp.	249,703
12,706	DMG Mori Co. Ltd.	171,741
5,005	Doshisha Co. Ltd.	76,710

Schedule of Investments

5,360	Doutor Nichires Holdings Co. Ltd.	$102,442
16,044	Dowa Holdings Co. Ltd.	513,031
3,083	DTS Corp.	108,923
9,702	Duskin Co. Ltd.	233,390
2,399	DyDo Group Holdings, Inc.	115,288
7,505	Eagle Industry Co. Ltd.	88,408
2,884	Earth Corp.	137,535
37,123	EDION Corp.	375,903
3,269	Eizo Corp.	126,759
8,842	Exedy Corp.	222,614
8,191	Ezaki Glico Co. Ltd.	407,179
7,082	Fancl Corp.	153,184
7,995	FCC Co. Ltd.	202,465
59,027	Feed One Co. Ltd.	93,831
7,135	Foster Electric Co. Ltd.	109,159
3,294	FP Corp.	186,750
5,684	Fuji Co. Ltd.	96,466
10,322	Fuji Corp.	134,396
16,279	Fuji Media Holdings, Inc.	240,528
63,522	Fuji Oil Co. Ltd.	178,023
8,258	Fuji Oil Holdings, Inc.	260,647
5,305	Fuji Seal International, Inc.	176,216
4,597	Fuji Soft, Inc.	186,490
4,040	Fujimori Kogyo Co. Ltd.	105,353
16,674	Fujitec Co. Ltd.	181,556
10,847	Fujitsu General Ltd.	139,238
5,150	Fukuyama Transporting Co. Ltd.	206,558
9,264	Furukawa Co. Ltd.	117,811
7,997	Futaba Corp.	125,874
30,694	Futaba Industrial Co. Ltd.	159,350
3,780	Fuyo General Lease Co. Ltd.	188,253
12,729	Geo Holdings Corp.	194,625
10,878	Glory Ltd.	269,776
7,013	GMO Internet, Inc.	94,469
30,409	Gree, Inc.	137,753
19,702	GS Yuasa Corp.	410,225
50,404	GungHo Online Entertainment, Inc.	119,028
3,808	Gunze Ltd.	158,681
4,004	Hamakyorex Co. Ltd.	143,118
9,915	Hamamatsu Photonics K.K.	354,400
6,828	Happinet Corp.	99,757
57,418	Hazama Ando Corp.	379,867
17,921	Heiwa Corp.	378,082
8,779	Heiwa Real Estate Co. Ltd.	161,899
9,625	Heiwado Co. Ltd.	223,047
2,767	Hikari Tsushin, Inc.	441,886
4,045	Hirose Electric Co. Ltd.	433,380
6,673	HIS Co. Ltd.	251,701
6,381	Hisamitsu Pharmaceutical Co., Inc.	325,412
10,608	Hitachi Capital Corp.	241,246
24,377	Hitachi Chemical Co. Ltd.(a)	400,497
10,843	Hitachi High-Technologies Corp.	390,559
12,840	Hitachi Transport System Ltd.	358,076
83,724	Hitachi Zosen Corp.	277,721
3,495	Hogy Medical Co. Ltd.	116,735
84,265	Hokkaido Electric Power Co., Inc.	583,034
4,073	Hokkoku Bank Ltd. (The)	122,568
47,809	Hokuetsu Corp.	258,748
36,423	Hokuhoku Financial Group, Inc.	417,678
4,461	Horiba Ltd.	218,480
4,398	Hoshizaki Corp.	311,978
12,429	Hosiden Corp.	94,220
10,754	House Foods Group, Inc.	373,025
34,221	Hulic Co. Ltd.	315,388
40,287	Hyakugo Bank Ltd. (The)	145,852
3,923	Hyakujushi Bank Ltd. (The)	91,343

36,591	Ibiden Co. Ltd.	$532,239
6,362	IBJ Leasing Co. Ltd.	146,379
4,709	Inaba Denki Sangyo Co. Ltd.	183,678
11,066	Inabata & Co. Ltd.	145,710
6,318	Internet Initiative Japan, Inc.	148,560
7,128	Iseki & Co. Ltd.	103,747
15,309	Ishihara Sangyo Kaisha Ltd.(b)	155,861
9,088	Ito EN Ltd.	403,753
21,014	Itochu Enex Co. Ltd.	183,629
15,662	ITOCHU Techno-Solutions Corp.	325,530
29,351	Itoham Yonekyu Holdings, Inc.	186,360
11,250	Iwatani Corp.(a)	385,062
73,531	Iyo Bank Ltd. (The)	406,066
6,621	Izumi Co. Ltd.	333,392
24,006	J Trust Co. Ltd.(a)	89,998
10,784	Jaccs Co. Ltd.	184,903
6,124	JAFCO Co. Ltd.	214,393
5,199	Japan Airport Terminal Co. Ltd.	198,730
12,476	Japan Aviation Electronics Industry Ltd.	162,097
16,045	Japan Petroleum Exploration Co. Ltd.	300,761
27,818	Japan Securities Finance Co. Ltd.	152,343
10,397	Japan Steel Works Ltd. (The)	191,642
12,062	Japan Wool Textile Co. Ltd. (The)	96,979
12,480	Joyful Honda Co. Ltd.	164,214
8,045	Juki Corp.	87,672
7,355	Juroku Bank Ltd. (The)	161,252
93,059	JVC Kenwood Corp.	218,047
16,208	Kadokawa Dwango Corp.	175,439
6,784	Kaga Electronics Co. Ltd.	125,731
7,335	Kagome Co. Ltd.	195,119
7,262	Kakaku.com, Inc.	127,050
4,539	Kaken Pharmaceutical Co. Ltd.	213,958
22,156	Kamigumi Co. Ltd.	490,229
7,056	Kanamoto Co. Ltd.	195,154
27,817	Kandenko Co. Ltd.	261,224
36,978	Kanematsu Corp.	444,769
20,487	Kansai Paint Co. Ltd.	359,553
10,814	Kasai Kogyo Co. Ltd.	86,945
4,919	Kato Sangyo Co. Ltd.	143,507
5,016	Kato Works Co. Ltd.	125,135
14,849	Keihan Holdings Co. Ltd.	611,943
16,747	Keihin Corp.	298,839
17,487	Keisei Electric Railway Co. Ltd.	554,352
18,540	Keiyo Bank Ltd. (The)	116,865
18,086	Kenedix, Inc.	94,892
5,598	Kh Neochem Co. Ltd.	131,218
34,042	Kinden Corp.	559,286
11,088	Kintetsu World Express, Inc.	160,161
6,306	Kissei Pharmaceutical Co. Ltd.	170,876
20,686	Kitz Corp.	168,978
10,809	Kiyo Bank Ltd. (The)	155,635
4,656	Kobayashi Pharmaceutical Co. Ltd.	295,198
7,313	Koei Tecmo Holdings Co. Ltd.	122,432
13,411	Kohnan Shoji Co. Ltd.	338,510
16,522	Kokuyo Co. Ltd.	241,385
7,348	Komeri Co. Ltd.	185,810
12,730	Komori Corp.	135,102
8,051	Konami Holdings Corp.	370,629
9,427	Konoike Transport Co. Ltd.	141,193
1,326	Kose Corp.	194,824
42,176	K’s Holdings Corp.	419,319
8,912	Kumagai Gumi Co. Ltd.	279,242
4,720	Kurabo Industries Ltd.	101,877
4,008	Kureha Corp.	251,168
19,372	Kurita Water Industries Ltd.	491,287
8,028	KYB Corp.	217,168

Schedule of Investments

8,420	Kyoei Steel Ltd.	$137,406
8,449	Kyokuto Kaihatsu Kogyo Co. Ltd.	119,092
4,047	Kyokuyo Co. Ltd.	102,337
12,222	KYORIN Holdings, Inc.	259,421
3,052	Kyoritsu Maintenance Co. Ltd.	138,957
14,623	Kyowa Exeo Corp.	358,756
28,580	Kyowa Hakko Kirin Co. Ltd.	546,232
5,382	Kyudenko Corp.	193,115
88,896	Kyushu Financial Group, Inc.	361,857
71,500	Leopalace21 Corp.	338,349
10,572	Lintec Corp.	234,210
23,724	Lion Corp.	493,314
6,063	Lixil Viva Corp.	87,299
6,548	M3, Inc.	94,162
7,529	Mabuchi Motor Co. Ltd.	263,581
5,920	Macnica Fuji Electronics Holdings, Inc.	77,189
31,287	Maeda Corp.	308,759
15,716	Maeda Road Construction Co. Ltd.	305,713
4,669	Makino Milling Machine Co. Ltd.	190,269
3,956	Mandom Corp.	92,657
13,468	Maruha Nichiro Corp.	457,885
11,578	Maruichi Steel Tube Ltd.	371,288
13,464	Marusan Securities Co. Ltd.	99,096
15,085	Matsui Securities Co. Ltd.	161,620
12,229	Matsumotokiyoshi Holdings Co. Ltd.	376,433
11,512	Maxell Holdings Ltd.	164,170
15,503	Megmilk Snow Brand Co. Ltd.	409,548
14,050	Meidensha Corp.	189,261
3,028	Meitec Corp.	132,021
12,694	Miraca Holdings, Inc.	313,647
16,744	Mirait Holdings Corp.	241,706
15,577	MISUMI Group, Inc.	354,966
17,340	Mitsuba Corp.	107,230
17,478	Mitsubishi Logistics Corp.	446,787
4,958	Mitsubishi Pencil Co. Ltd.	101,638
5,011	Mitsubishi Steel Manufacturing Co. Ltd.	77,170
91,038	Mitsubishi UFJ Lease & Finance Co. Ltd.	465,103
7,839	Mitsui-Soko Holdings Co. Ltd.(b)	138,297
7,015	Miura Co. Ltd.	174,037
2,598	Mochida Pharmaceutical Co. Ltd.	229,888
5,410	Modec, Inc.	121,045
39,914	Monex Group, Inc.	139,367
4,889	Morinaga & Co. Ltd.	200,358
13,699	Morinaga Milk Industry Co. Ltd.	396,507
6,839	Morita Holdings Corp.	110,600
10,822	Musashi Seimitsu Industry Co. Ltd.	157,214
4,764	Musashino Bank Ltd. (The)	109,305
11,772	Nabtesco Corp.	310,120
4,294	Nachi-Fujikoshi Corp.	171,436
19,294	Nagase & Co. Ltd.	281,884
27,238	Namura Shipbuilding Co. Ltd.	113,127
19,073	Nankai Electric Railway Co. Ltd.	510,343
9,087	Nanto Bank Ltd. (The)	185,447
7,053	NEC Networks & System Integration Corp.	155,603
15,964	NET One Systems Co. Ltd.	332,100
19,332	Nexon Co. Ltd.(b)	295,229
10,785	Nichias Corp.	186,703
13,333	Nichicon Corp.	105,605
4,309	Nichiha Corp.	110,348
13,545	NichiiGakkan Co. Ltd.	119,855
11,488	Nichi-iko Pharmaceutical Co. Ltd.	173,011
23,015	Nichirei Corp.	620,895
10,418	Nifco, Inc.	253,294
10,795	Nihon Kohden Corp.	338,739
10,125	Nihon Parkerizing Co. Ltd.	119,643

11,262	Nihon Unisys Ltd.	$268,330
16,202	Nikkiso Co. Ltd.	150,214
8,959	Nikkon Holdings Co. Ltd.	225,395
13,492	Nippo Corp.	257,616
6,339	Nippon Chemi-Con Corp.	126,512
5,459	Nippon Densetsu Kogyo Co. Ltd.	119,684
11,848	Nippon Flour Mills Co. Ltd.	198,573
4,721	Nippon Gas Co. Ltd.	172,868
35,566	Nippon Kayaku Co. Ltd.	447,394
4,522	Nippon Koei Co. Ltd.	105,914
219,316	Nippon Light Metal Holdings Co. Ltd.	485,667
13,208	Nippon Paint Holdings Co. Ltd.	441,763
3,130	Nippon Shinyaku Co. Ltd.	198,447
8,190	Nippon Shokubai Co. Ltd.	541,836
14,325	Nippon Signal Co. Ltd.	124,519
8,768	Nippon Soda Co. Ltd.	222,201
5,392	Nippon Steel & Sumikin Bussan Corp.	225,430
112,076	Nippon Suisan Kaisha Ltd.	689,984
12,523	Nippon Television Holdings, Inc.	196,654
38,878	Nippon Yakin Kogyo Co. Ltd.	90,738
32,652	Nipro Corp.	437,440
17,179	Nishimatsu Construction Co. Ltd.	399,838
10,792	Nishimatsuya Chain Co. Ltd.	88,950
32,762	Nishi-Nippon Financial Holdings, Inc.	295,319
11,350	Nishi-Nippon Railroad Co. Ltd.	289,616
3,996	Nishio Rent All Co. Ltd.	125,208
13,153	Nissan Chemical Corp.	698,561
17,665	Nissan Shatai Co. Ltd.	161,343
5,479	Nissha Co. Ltd.	71,590
8,669	Nisshin Oillio Group Ltd. (The)	248,130
8,003	Nissin Foods Holdings Co. Ltd.	508,139
12,846	Nissin Kogyo Co. Ltd.	174,459
2,092	Nittetsu Mining Co. Ltd.	86,310
6,142	Nitto Boseki Co. Ltd.	107,963
7,791	Nitto Kogyo Corp.	140,529
12,372	NOF Corp.	407,550
8,517	Nojima Corp.	167,867
12,444	Nomura Research Institute Ltd.	507,685
2,892	Noritake Co. Ltd.	137,120
8,384	Noritz Corp.	116,558
115,830	North Pacific Bank Ltd.	309,717
4,477	NS Solutions Corp.	117,736
5,596	NS United Kaiun Kaisha Ltd.	142,432
3,539	OBIC Co. Ltd.	334,291
12,962	Ogaki Kyoritsu Bank Ltd. (The)	269,650
2,580	Okamoto Industries, Inc.	132,520
18,668	Okamura Corp.	240,319
50,878	Okasan Securities Group, Inc.	222,997
42,710	Oki Electric Industry Co. Ltd.	550,211
9,428	Okinawa Electric Power Co., Inc. (The)	178,372
5,142	OKUMA Corp.	265,061
6,842	Okumura Corp.	215,954
38,059	Onward Holdings Co. Ltd.	222,066
2,119	Open House Co. Ltd.	88,202
3,326	Oracle Corp. Japan	242,046
121,008	Orient Corp.	142,323
4,720	Osaka Soda Co. Ltd.	108,036
10,390	OSG Corp.	212,230
11,031	Otsuka Corp.	355,773
12,290	Pacific Industrial Co. Ltd.	173,345
8,539	PALTAC CORPORATION	409,571
2,769	Paramount Bed Holdings Co. Ltd.	116,022
14,494	Park24 Co. Ltd.	345,336
64,666	Penta-Ocean Construction Co. Ltd.	378,501
15,976	Persol Holdings Co. Ltd.	283,760
5,840	Pigeon Corp.	227,526

Schedule of Investments

2,122	Pilot Corp.	$103,536
270,814	Pioneer Corp.(a)(b)	161,747
6,588	Plenus Co. Ltd.	111,142
4,265	Pola Orbis Holdings, Inc.	127,170
37,097	Press Kogyo Co. Ltd.	201,114
6,740	Prima Meat Packers Ltd.	127,393
11,617	Raito Kogyo Co. Ltd.	141,650
8,922	Relia, Inc.	77,636
5,179	Relo Group, Inc.	136,197
51,549	Renesas Electronics Corp.(b)	296,041
9,622	Resorttrust, Inc.	134,476
5,405	Rinnai Corp.	357,585
10,203	Rohto Pharmaceutical Co. Ltd.	274,036
9,467	Round One Corp.	107,518
4,201	Royal Holdings Co. Ltd.	102,333
10,853	Ryobi Ltd.	278,530
1,468	Ryohin Keikaku Co. Ltd.	346,665
5,832	Ryosan Co. Ltd.	162,908
6,357	Ryoyo Electro Corp.	86,859
3,836	S Foods, Inc.	138,347
3,834	Saizeriya Co. Ltd.	72,678
4,047	Sakai Chemical Industry Co. Ltd.	84,450
11,541	Sakata INX Corp.	126,089
3,313	Sakata Seed Corp.	109,134
3,080	San-A Co. Ltd.	122,260
16,755	Sanden Holdings Corp.(b)	124,858
10,420	Sangetsu Corp.	190,630
31,234	San-In Godo Bank Ltd. (The)	226,441
5,803	Sanken Electric Co. Ltd.	120,987
11,917	Sanki Engineering Co. Ltd.	124,393
11,983	Sankyo Co. Ltd.	463,553
9,686	Sankyo Tateyama, Inc.	119,796
10,541	Sankyu, Inc.	513,345
11,597	Sanrio Co. Ltd.	239,229
34,655	Sanwa Holdings Corp.	398,041
3,004	Sanyo Chemical Industries Ltd.	143,810
9,374	Sanyo Special Steel Co. Ltd.	202,588
20,528	Sapporo Holdings Ltd.	467,977
3,960	Sato Holdings Corp.	93,624
7,381	Sawai Pharmaceutical Co. Ltd.	379,800
3,512	SCREEN Holdings Co. Ltd.	149,574
6,093	SCSK Corp.	246,060
9,835	Seiko Holdings Corp.	207,129
7,569	Seiren Co. Ltd.	126,092
47,383	Senko Group Holdings Co. Ltd.	385,316
75,539	Senshu Ikeda Holdings, Inc.	206,842
103,487	Seven Bank Ltd.	308,093
13,545	SG Holdings Co. Ltd.	363,050
9,406	Shiga Bank Ltd. (The)	218,923
2,394	Shima Seiki Manufacturing Ltd.	77,982
13,455	Shimachu Co. Ltd.	385,117
24,014	Shimadzu Corp.	550,537
4,893	Shimamura Co. Ltd.	423,074
1,658	Shindengen Electric Manufacturing Co. Ltd.	65,586
21,419	Shinko Electric Industries Co. Ltd.	147,215
31,388	Shinmaywa Industries Ltd.(a)	423,390
9,896	Ship Healthcare Holdings, Inc.	373,271
2,076	SHO-BOND Holdings Co. Ltd.	146,692
984	Shochiku Co. Ltd.	98,735
16,675	Showa Corp.	214,509
7,817	Siix Corp.	109,537
14,160	Sintokogio Ltd.	119,572
46,985	SKY Perfect JSAT Holdings, Inc.	206,798
38,166	Skylark Holdings Co. Ltd.	634,756
8,522	Sohgo Security Services Co. Ltd.	371,169

12,891	Sotetsu Holdings, Inc.	$385,557
7,206	Square Enix Holdings Co. Ltd.	238,368
6,534	Starts Corp., Inc.	146,434
5,667	Sugi Holdings Co. Ltd.	235,366
17,614	SUMCO Corp.	243,744
6,543	Sumitomo Bakelite Co. Ltd.	243,491
28,543	Sumitomo Dainippon Pharma Co. Ltd.	667,743
63,297	Sumitomo Mitsui Construction Co. Ltd.	403,640
11,045	Sumitomo Osaka Cement Co. Ltd.	489,175
2,347	Sumitomo Seika Chemicals Co. Ltd.	92,948
17,905	Sumitomo Warehouse Co. Ltd. (The)	230,167
7,052	Sundrug Co. Ltd.	225,174
27,469	Suruga Bank Ltd.	117,620
2,792	Sushiro Global Holdings Ltd.	163,164
5,892	Sysmex Corp.	327,381
9,445	Tachi-S Co. Ltd.	129,659
22,153	Tadano Ltd.	251,392
6,640	Taikisha Ltd.	176,509
6,629	Taisho Pharmaceutical Holdings Co. Ltd.	670,636
2,410	Taiyo Holdings Co. Ltd.	73,188
25,320	Taiyo Nippon Sanso Corp.	400,169
25,591	Taiyo Yuden Co. Ltd.	447,719
26,832	Takara Holdings, Inc.	306,708
7,803	Takara Standard Co. Ltd.	112,066
14,404	Takasago Thermal Engineering Co. Ltd.	226,853
13,254	Takuma Co. Ltd.	167,700
15,106	Tamura Corp.	83,560
2,385	TechnoPro Holdings, Inc.	124,915
4,487	Tekken Corp.	108,640
5,591	T-Gaia Corp.	109,066
11,682	THK Co. Ltd.	276,620
16,268	TIS, Inc.	729,467
7,913	Toa Corp.	99,976
28,030	Toagosei Co. Ltd.	325,810
57,041	Toda Corp.	365,318
1,398	Toei Co. Ltd.	171,747
14,090	Toho Co. Ltd.	513,341
16,016	Toho Holdings Co. Ltd.	391,901
3,350	Toho Zinc Co. Ltd.	110,353
12,206	Tokai Carbon Co. Ltd.(a)	166,665
24,455	Tokai Holdings Corp.	194,822
19,323	Tokai Rika Co. Ltd.	342,498
51,202	Tokai Tokyo Financial Holdings, Inc.	224,888
1,480	Token Corp.	87,171
15,455	Tokuyama Corp.	359,571
7,504	Tokyo Broadcasting System Holdings, Inc.	130,318
6,343	Tokyo Century Corp.	296,080
25,547	Tokyo Dome Corp.(a)	214,320
8,193	Tokyo Kiraboshi Financial Group, Inc.	115,408
7,385	Tokyo Ohka Kogyo Co. Ltd.	207,307
4,648	Tokyo Seimitsu Co. Ltd.	135,387
18,354	Tokyo Steel Manufacturing Co. Ltd.	154,651
16,501	Tokyu Construction Co. Ltd.	153,441
35,585	TOMONY Holdings, Inc.	131,772
20,213	Tomy Co. Ltd.	213,218
9,837	Topcon Corp.	132,148
12,986	Toppan Forms Co. Ltd.	108,823
8,285	Topre Corp.	181,261
4,893	Topy Industries Ltd.	104,892
4,303	Toshiba Machine Co. Ltd.	86,234
6,838	Toshiba Plant Systems & Services Corp.	128,428
7,834	Toshiba TEC Corp.	187,662
5,213	Totetsu Kogyo Co. Ltd.	140,300
11,268	Towa Bank Ltd. (The)	73,926
25,957	Toyo Construction Co. Ltd.	98,981
16,687	Toyo Engineering Corp.(b)	108,252

Schedule of Investments

6,563	Toyo Ink SC Holdings Co. Ltd.	$148,592
32,158	Toyo Tire Corp.	451,506
29,990	Toyobo Co. Ltd.	444,766
23,067	Toyota Boshoku Corp.	374,312
6,575	TPR Co. Ltd.	140,164
5,720	transcosmos, Inc.	118,994
10,546	Trend Micro, Inc.(b)	560,102
6,820	Trusco Nakayama Corp.	179,790
14,388	TS Tech Co. Ltd.	430,992
27,772	TSI Holdings Co. Ltd.	187,052
5,202	Tsubaki Nakashima Co. Ltd.	85,704
9,193	Tsubakimoto Chain Co.	339,574
8,476	Tsukishima Kikai Co. Ltd.	110,827
11,021	Tsumura & Co.	320,513
3,582	Tsuruha Holdings, Inc.	330,454
6,365	TV Asahi Holdings Corp.	117,673
16,171	UACJ Corp.	349,185
11,198	UKC Holdings Corp.	197,352
4,299	Ulvac, Inc.	141,022
16,933	Unipres Corp.	327,053
4,760	United Arrows Ltd.	168,610
15,167	United Super Markets Holdings, Inc.	162,359
30,503	Unitika Ltd.(b)	144,065
4,731	Unizo Holdings Co. Ltd.	89,334
22,580	Ushio, Inc.	256,652
17,810	USS Co. Ltd.	311,589
9,867	Valor Holdings Co. Ltd.	239,263
29,184	VT Holdings Co. Ltd.	114,773
14,099	Wacoal Holdings Corp.	382,693
23,906	Wacom Co. Ltd.	105,439
12,951	Wakita & Co. Ltd.	137,566
6,594	Warabeya Nichiyo Holdings Co. Ltd.	110,637
5,611	Welcia Holdings Co. Ltd.	212,417
7,490	Xebio Holdings Co. Ltd.	87,680
7,263	Yakult Honsha Co. Ltd.	482,509
7,807	Yamabiko Corp.	77,259
8,491	Yamato Kogyo Co. Ltd.	220,877
14,802	Yamazen Corp.	148,523
2,865	Yaoko Co. Ltd.	150,055
11,917	Yaskawa Electric Corp.	335,073
3,705	Yellow Hat Ltd.	87,289
4,307	Yodogawa Steel Works Ltd.	87,541
4,704	Yokogawa Bridge Holdings Corp.	85,496
13,918	Yokohama Reito Co. Ltd.(a)	118,168
7,787	Yorozu Corp.	107,614
12,066	Yoshinoya Holdings Co. Ltd.	190,697
3,592	Yuasa Trading Co. Ltd.	105,123
3,580	Zenkoku Hosho Co. Ltd.	125,167
16,211	Zensho Holdings Co. Ltd.	373,882
27,786	Zeon Corp.	284,422
6,575	ZERIA Pharmaceutical Co. Ltd.	108,687
4,047	ZOZO, Inc.	81,550

		118,148,079

	Jordan - 0.2%
28,648	Hikma Pharmaceuticals PLC	606,917

	Kazakhstan - 0.0%
13,931	KAZ Minerals PLC	108,744
41,451	Nostrum Oil & Gas PLC(b)	75,465

		184,209

	Luxembourg - 0.2%
9,860	APERAM SA	302,080
439	Eurofins Scientific SE	177,112
77,153	L’Occitane International SA	137,655

		616,847

	Macau - 0.1%
103,684	MGM China Holdings Ltd.	$199,263

	Mexico - 0.1%
16,043	Fresnillo PLC	212,093

	Netherlands - 1.6%
11,735	Aalberts Industries NV	411,904
2,374	AMG Advanced Metallurgical Group NV	86,080
20,011	Arcadis NV(a)	259,926
4,273	ASM International NV	208,135
3,726	BE Semiconductor Industries NV	96,902
9,410	Corbion NV	267,346
10,420	Eurocommercial Properties NV CVA	338,367
4,896	Euronext NV(d)	302,525
3,581	Flow Traders(d)	110,943
12,210	Forfarmers NV	118,948
32,267	Fugro NV CVA(a)(b)	356,697
5,405	GrandVision NV(d)	120,814
4,879	IMCD NV	357,738
6,383	Intertrust NV(d)	104,076
9,420	Koninklijke Volkerwessels NV	161,918
11,681	Koninklijke Vopak NV	595,243
3,122	NSI NV REIT	131,830
14,166	OCI NV(b)	300,388
115,635	PostNL NV	300,267
5,491	TKH Group NV CVA	265,635
19,264	TomTom NV(b)	173,299
4,072	Vastned Retail NV REIT	159,096
11,679	Wereldhave NV REIT(a)	374,962

		5,603,039

	New Zealand - 1.0%
112,360	Air New Zealand Ltd.	218,992
108,802	Auckland International Airport Ltd.	554,668
125,312	Chorus Ltd.	425,890
137,705	Contact Energy Ltd.	576,894
29,006	Fisher & Paykel Healthcare Corp. Ltd.	252,689
120,604	Kiwi Property Group Ltd.	118,784
51,397	Mercury NZ Ltd.	125,841
101,785	Meridian Energy Ltd.	248,505
27,639	Ryman Healthcare Ltd.	200,906
79,009	Sky Network Television Ltd.	103,573
132,612	SKYCITY Entertainment Group Ltd.	353,202
55,690	Trade Me Group Ltd.	244,893
60,235	Z Energy Ltd.	250,674

		3,675,511

	Norway - 1.4%
5,129	Aker BP ASA	170,977
59,210	Aker Solutions ASA(b)(d)	323,200
7,764	Atea ASA	107,471
28,187	Austevoll Seafood ASA	359,385
18,375	Borregaard ASA	163,169
17,482	Entra ASA(d)	253,197
6,393	Kongsberg Gruppen ASA	89,100
46,762	Leroy Seafood Group ASA	372,719
5,866	Norwegian Air Shuttle ASA(a)(b)	89,660
158,844	Petroleum Geo-Services ASA(b)	358,193
7,733	Salmar ASA	404,850
7,904	Schibsted ASA, Class B	251,003
6,781	Schibsted ASA, Class A	237,800
13,388	SpareBank 1 SMN	137,639
25,753	Sparebank 1 SR-Bank ASA	278,824
23,591	TGS Nopec Geophysical Co. ASA	700,434
10,633	Tomra Systems ASA	275,813
15,317	Veidekke ASA(a)	167,108
13,212	XXL ASA(d)	44,309

		4,784,851

Schedule of Investments

	Portugal - 0.5%
78,594	CTT-Correios de Portugal SA	$283,715
40,862	Mota-Engil SGPS SA(b)	90,492
64,320	Navigator Co. SA (The)	315,438
41,356	NOS SGPS SA	268,826
96,342	REN - Redes Energeticas Nacionais SGPS SA	289,856
5,408	Semapa-Sociedade de Investimento e Gestao	94,694
289,582	Sonae SGPS SA	302,874

		1,645,895

	Russia - 0.3%
91,469	Evraz PLC	599,449
43,928	Polymetal International PLC	501,690

		1,101,139

	Singapore - 2.0%
193,886	Ascott Residence Trust REIT	171,587
47,533	BOC Aviation Ltd.(d)	401,626
52,195	BW LPG Ltd.(b)(d)	160,176
296,959	CapitaLand Commercial Trust REIT	415,188
114,729	CDL Hospitality Trusts	142,489
177,436	Ezion Holdings Ltd. Wts. expiring 04/16/23(b)(c)	0
1,165,297	Ezra Holdings Ltd.(b)(c)	0
91,590	Frasers Centrepoint Trust REIT	155,982
125,734	Frasers Commercial Trust REIT	139,325
133,381	Frasers Logistics & Industrial Trust REIT(d)	107,129
21,316	Jardine Cycle & Carriage Ltd.	598,747
279,658	Keppel REIT	245,414
315,878	Keppel Infrastructure Trust	119,807
280,947	Mapletree Commercial Trust REIT	367,729
188,791	Mapletree Industrial Trust REIT	280,803
309,194	Mapletree Logistics Trust REIT	315,023
437,769	Netlink Nbn Trust(d)	255,567
82,538	SATS Ltd.	297,091
182,374	Sembcorp Marine Ltd.	217,007
47,110	SIA Engineering Co. Ltd.	86,887
84,118	Singapore Exchange Ltd.	477,940
263,587	Singapore Post Ltd.	193,086
249,899	Starhill Global REIT REIT	132,881
168,479	StarHub Ltd.	223,027
383,406	Suntec Real Estate Investment Trust REIT	550,309
92,702	UOL Group Ltd.	457,771
28,695	Venture Corp. Ltd.	346,991
80,407	Wing Tai Holdings Ltd.	122,585

		6,982,167

	South Africa - 0.0%
162,981	Petra Diamonds Ltd.(b)	70,621

	South Korea - 6.6%
1,828	Amorepacific Corp.(b)	298,191
647	Amorepacific Corp. (Preference Shares)(b)	59,312
2,652	AMOREPACIFIC Group(b)	163,270
73,295	Asiana Airlines, Inc.(b)	287,541
685	Celltrion, Inc.(b)	134,827
10,625	Cheil Worldwide, Inc.	224,408
1,951	CJ ENM Co. Ltd.(b)	372,262
2,088	CJ Logistics Corp.(b)	315,269
6,819	Coway Co. Ltd.	511,126
8,023	Daesang Corp.(b)	181,710
101,002	Daewoo Engineering & Construction Co. Ltd.(b)	470,220
10,888	Daishin Securities Co. Ltd.(b)	113,514
7,548	Daishin Securities Co. Ltd. (Preference Shares)(b)	58,951

5,206	Daou Technology, Inc.(b)	$98,959
9,189	DB HiTek Co. Ltd.(b)	106,537
47,680	DGB Financial Group, Inc.(b)	371,961
42,166	Dongkuk Steel Mill Co. Ltd.(b)	315,681
5,609	Doosan Bobcat, Inc.	167,365
8,679	Fila Korea Ltd.(b)	371,294
19,363	GS Engineering & Construction Corp.	818,792
674	GS Home Shopping, Inc.	115,095
7,479	GS Retail Co. Ltd.	242,321
2,824	Halla Holdings Corp.	110,914
484	Hanil Cement Co. Ltd./New	61,770
433	Hanil Holdings Co. Ltd.	22,571
4,947	Hanjin Transportation Co. Ltd.(b)	178,957
22,525	Hanon Systems	259,129
8,661	Hansol Paper Co. Ltd.	133,498
12,310	Hanwha Aerospace Co. Ltd.(b)	347,399
30,372	Hanwha General Insurance Co. Ltd.(b)	147,950
5,156	HDC Holdings Co. Ltd.(b)	86,424
7,771	HDC Hyundai Development Co-Engineering & Construction(b)	343,973
9,892	Hite Jinro Co. Ltd.(b)	150,249
3,098	Hotel Shilla Co. Ltd.	213,281
5,174	Hyundai Department Store Co. Ltd.(b)	444,555
10,804	Hyundai Greenfood Co. Ltd.(b)	133,515
1,187	Hyundai Home Shopping Network Corp.(b)	109,883
120,052	Hyundai Merchant Marine Co. Ltd.(b)	432,129
4,658	Hyundai Mipo Dockyard Co. Ltd.	262,906
11,724	Hyundai Rotem Co. Ltd.(b)	278,704
11,558	Hyundai Wia Corp.(b)	453,428
35,330	Interpark Holdings Corp.(b)	79,383
34,907	JB Financial Group Co. Ltd.	194,825
1,705	Kakao Corp.(b)	152,165
16,885	Kangwon Land, Inc.(b)	515,966
1,620	KCC Corp.	476,107
4,413	KEPCO Plant Service & Engineering Co. Ltd.(b)	134,653
1,173	KIWOOM Securities Co. Ltd.(b)	90,770
3,507	Kolon Corp.(b)	104,959
6,555	Kolon Industries, Inc.(b)	349,357
6,399	Korea Aerospace Industries Ltd.(b)	196,114
5,488	Korea Investment Holdings Co. Ltd.(b)	317,151
469	Korea Petrochemical Industries Co. Ltd.(b)	71,447
25,455	Korean Reinsurance Co.(b)	205,214
3,987	Kumho Petrochemical Co. Ltd.	322,500
5,715	LF Corp.(b)	126,612
2,892	LG Hausys Ltd.	181,944
509	LG Household & Health Care Ltd.	578,695
176	LG Household & Health Care Ltd. (Preference Shares)	120,218
3,945	LG Innotek Co. Ltd.	345,695
23,374	LG International Corp.	362,379
2,578	LIG Nex1 Co. Ltd.(b)	78,778
107	Lotte Chilsung Beverage Co. Ltd.(b)	137,999
1,913	Lotte Corp.(b)	89,920
2,167	LOTTE Fine Chemical Co. Ltd.	88,226
3,581	LOTTE Himart Co. Ltd.(b)	162,853
3,587	LS Industrial Systems Co. Ltd.(b)	168,929
11,521	Mando Corp.	351,537
15,221	Meritz Fire & Marine Insurance Co. Ltd.	303,695
41,800	Meritz Securities Co. Ltd.	172,249
57,577	Mirae Asset Daewoo Co. Ltd.(b)	392,765
27,193	Mirae Asset Life Insurance Co. Ltd.(b)	118,533
916	NCSoft Corp.(b)	385,697
10,860	Nexen Tire Corp.	96,336
22,150	NH Investment & Securities Co. Ltd.(b)	277,709
1,653	NHN Entertainment Corp.(b)	87,653

Schedule of Investments

721	NongShim Co. Ltd.	$181,117
3,064	OCI Co. Ltd.(b)	294,655
9,601	Orange Life Insurance Ltd.(d)	258,437
38,149	Pan Ocean Co. Ltd.(b)	155,147
5,443	Paradise Co. Ltd.(b)	89,278
11,501	Partron Co. Ltd.	93,649
6,306	Poongsan Corp.	172,860
2,098	S-1 Corp.	194,216
10,967	Samsung Card Co. Ltd.	328,719
35,330	Samsung Engineering Co. Ltd.(b)	531,863
2,529	Samsung SDS Co. Ltd.	508,005
11,984	Samsung Securities Co. Ltd.	360,279
1,935	Samyang Holdings Corp.(b)	144,692
5,427	Seah Besteel Corp.(b)	86,576
884	Seah Steel Corp./New(b)	53,152
983	Seah Steel Holdings Corp.(b)	46,383
5,205	Seoul Semiconductor Co. Ltd.(b)	110,869
1,410	Shinsegae, Inc.	335,186
2,612	SK Gas Co. Ltd.(b)	193,438
6,080	SKC Co. Ltd.	211,474
24,750	Sungwoo Hitech Co. Ltd.(b)	91,535
11,831	Taeyoung Engineering & Construction Co. Ltd.(b)	141,421
20,682	Tongyang Life Insurance Co. Ltd.(b)	91,267
193	Young Poong Corp.(b)	133,217
7,267	Youngone Corp.(b)	226,635
929	Yuhan Corp.(b)	198,717

		23,041,661

	Spain - 2.1%
37,833	Acerinox SA	412,583
13,700	Almirall SA	232,657
26,018	Applus Services SA	298,543
11,794	Bolsas y Mercados Espanoles SHMSF SA(a)	357,001
5,855	Cellnex Telecom SA(d)	165,203
19,207	Cia de Distribucion Integral Logista Holdings SA	496,761
6,317	CIE Automotive SA	177,587
4,435	Construcciones y Auxiliar de Ferrocarriles SA	200,250
13,148	Ebro Foods SA	271,409
22,178	EDP Renovaveis SA	199,768
20,211	Ence Energia y Celulosa SA	157,120
17,684	Euskaltel SA(d)	162,332
36,769	Faes Farma SA	138,385
45,584	Gestamp Automocion SA(d)	267,019
5,609	Grupo Catalana Occidente SA	222,687
20,680	Indra Sistemas SA(b)	213,089
23,535	Inmobiliaria Colonial Socimi SA REIT	241,157
531,737	Liberbank SA(b)	263,459
24,854	Mediaset Espana Comunicacion SA	175,390
16,159	Melia Hotels International SA	162,517
36,160	MERLIN Properties SOCIMI SA REIT	485,869
28,702	NH Hotel Group SA	143,593
89,982	Obrascon Huarte Lain SA(a)	82,290
35,638	Prosegur Cash SA(d)	83,626
44,275	Prosegur Cia de Seguridad SA	240,097
152,306	Sacyr SA(a)	367,702
15,268	Siemens Gamesa Renewable Energy SA(a)(b)	216,888
11,032	Tecnicas Reunidas SA	282,668
257,451	Unicaja Banco SA(d)	302,797
4,927	Viscofan SA	274,985
13,696	Zardoya Otis SA	108,672

		7,404,104

	Sweden - 3.3%
18,929	AAK AB	$271,991
9,245	AF AB, Class B	162,475
44,036	Ahlsell AB(d)	265,513
14,956	Attendo AB(d)	114,890
23,299	Axfood AB	407,921
28,346	Betsson AB(b)	261,082
28,280	Bilia AB, Class A	248,658
38,066	BillerudKorsnas AB	480,282
15,604	Bonava AB, Class B	195,239
35,093	Bravida Holding AB(d)	257,168
10,606	Clas Ohlson AB, Class B(a)	92,142
46,147	Dometic Group AB(a)(d)	329,248
46,196	Elekta AB, Class B	617,325
39,626	Fabege AB	577,445
12,585	Fastighets AB Balder, Class B(b)	396,444
28,178	Hemfosa Fastigheter AB	249,786
1,937	Hemfosa Fastigheter AB (Preference Shares)	36,397
35,905	Hexpol AB, Class B	317,687
17,559	Holmen AB, Class B	375,663
14,904	Hufvudstaden AB, Class A	247,432
8,968	Indutrade AB	225,210
5,849	Intrum AB(a)	166,925
9,717	Investment AB Latour, Class B(a)	120,506
19,530	JM AB(a)	393,957
88,301	Klovern AB, Class B	107,457
2,309	Klovern AB (Preference Shares)	81,924
33,745	Kungsleden AB	255,869
2,787	Lifco AB, Class B	111,514
13,416	Loomis AB, Class B	480,157
7,741	Mekonomen AB	61,690
8,230	Modern Times Group MTG AB, Class B	277,085
35,258	Nibe Industrier AB, Class B	400,232
24,482	Nobia AB	141,931
1,610	Nolato AB, Class B	74,029
28,178	Nyfosa AB(b)	152,301
9,853	Pandox AB, Class B	171,418
58,287	Peab AB, Class B	485,121
107,516	Ratos AB, Class B	308,504
6,042	Saab AB, Class B(a)	208,563
99,262	SAS AB(b)	268,144
18,567	Scandic Hotels Group AB(d)	177,107
8,000	Sweco AB, Class B	164,116
9,643	Thule Group AB(d)	196,329
23,230	Wallenstam AB, Class B	233,783
23,127	Wihlborgs Fastigheter AB	301,024

		11,469,684

	Switzerland - 3.1%
2,355	Allreal Holding AG(b)	382,649
1,411	Alpiq Holding AG(b)	109,512
1,151	ALSO Holding AG(b)	149,197
6,777	Arbonia AG(b)	82,108
621	Autoneum Holding AG(a)	101,841
428	Banque Cantonale Vaudoise	339,950
196	Barry Callebaut AG	333,878
35	Belimo Holding AG	152,228
2,644	BKW AG	186,287
888	Bucher Industries AG	270,848
457	Burckhardt Compression Holding AG	117,647
4,127	Cembra Money Bank AG	356,500
167	Conzzeta AG	145,605
759	Daetwyler Holding AG-BR	114,604
5,415	DKSH Holding AG	406,084
249	dormakaba Holding AG(b)	164,143
11,194	EFG International AG(b)	66,345
258	Emmi AG	218,186

Schedule of Investments

535	EMS-Chemie Holding AG	$267,473
1,788	Flughafen Zurich AG	316,293
137	Forbo Holding AG	191,256
8,052	Galenica AG(b)(d)	367,985
33,488	GAM Holding AG	146,225
2,548	Huber + Suhner AG	196,988
3,085	Implenia AG	108,835
129,132	IWG PLC	380,332
10,802	Kudelski SA-BR(a)(b)	72,187
5,595	Landis+Gyr Group AG(a)(b)	361,777
9,780	Logitech International SA	357,348
58,745	Mediclinic International PLC	242,956
797	Mobimo Holding AG	195,615
25,406	OC Oerlikon Corp. AG(b)	328,298
3,265	Oriflame Holding AG(a)	72,682
2,282	Panalpina Welttransport Holding AG	401,610
758	Partners Group Holding AG	521,454
497	Rieter Holding AG(a)	68,882
189	Schweiter Technologies AG-BR	179,075
1,889	SFS Group AG(b)	151,943
413	Siegfried Holding AG(b)	145,909
220	St. Galler Kantonalbank AG	110,211
301	Straumann Holding AG	218,597
2,794	Sulzer AG	256,701
4,907	Sunrise Communications Group AG(b)(d)	414,234
693	Tecan Group AG	140,123
1,385	Temenos AG(b)	186,928
1,589	Valiant Holding AG	171,697
789	Valora Holding AG(b)	209,955
1,117	Vat Group AG(b)(d)	115,629
3,242	Vontobel Holding AG	182,834
2,467	Wizz Air Holdings PLC(b)(d)	98,362

		10,878,006

	Tanzania - 0.0%
57,366	Acacia Mining PLC(b)	147,227

	Ukraine - 0.0%
45,687	Ferrexpo PLC	155,296

	United Kingdom - 9.2%
35,303	888 Holdings PLC	77,972
270,016	AA PLC	296,515
35,531	Ascential PLC	177,609
52,320	Ashmore Group PLC	278,188
189,689	Assura PLC REIT	149,217
31,053	Auto Trader Group PLC(d)	186,678
8,856	AVEVA Group PLC	317,103
64,825	B&M European Value Retail SA	276,459
137,298	Bca Marketplace PLC	362,120
18,609	Big Yellow Group PLC REIT	234,633
29,578	Bodycote PLC	295,898
27,827	Bovis Homes Group PLC	371,175
36,240	Brewin Dolphin Holdings PLC	142,539
49,841	Britvic PLC	577,285
31,172	BTG PLC(b)	341,163
109,339	Cairn Energy PLC(b)	268,962
102,002	Capital & Counties Properties PLC	334,641
90,071	Card Factory PLC	213,626
71,507	Cineworld Group PLC	245,507
160,048	Coats Group PLC	184,639
13,937	Computacenter PLC	191,768
139,389	ConvaTec Group PLC(a)(d)	261,837
41,232	Countryside Properties PLC(d)	166,730
6,299	Cranswick PLC	238,969
50,639	Crest Nicholson Holdings PLC	251,398

55,150	Daily Mail & General Trust PLC NV, Class A	$439,635
29,095	Dairy Crest Group PLC	185,012
3,833	Dechra Pharmaceuticals PLC	119,297
13,925	Dialog Semiconductor PLC(b)	407,924
11,097	Dignity PLC	107,219
10,638	Diploma PLC	177,721
39,691	Domino’s Pizza Group PLC	138,256
109,532	Drax Group PLC	578,929
21,664	Dunelm Group PLC	205,897
64,804	EI Group PLC(b)	171,772
51,128	Electrocomponents PLC	365,067
94,767	Elementis PLC	227,257
30,886	Equiniti Group PLC(d)	84,305
58,196	Essentra PLC	285,546
206,936	Firstgroup PLC(b)	251,798
46,052	Galliford Try PLC	429,506
5,363	Genus PLC	157,039
12,270	Go-Ahead Group PLC (The)	290,369
41,933	Grafton Group PLC	405,156
62,038	Grainger PLC	186,392
47,867	Great Portland Estates PLC REIT	460,727
14,575	Greggs PLC	297,177
57,494	GVC Holdings PLC	508,237
67,412	Halfords Group PLC	205,376
27,808	Halma PLC	512,121
126,963	Hansteen Holdings PLC REIT	153,903
12,611	Hargreaves Lansdown PLC	270,901
29,591	Hastings Group Holdings PLC(d)	81,666
9,182	Hill & Smith Holdings PLC	133,346
32,531	HomeServe PLC	403,751
68,124	Howden Joinery Group PLC	452,908
28,623	Hunting PLC	210,287
61,736	Ibstock PLC(d)	197,017
74,296	Indivior PLC(b)	110,878
13,136	J D Wetherspoon PLC	209,776
14,423	Jardine Lloyd Thompson Group PLC	360,482
26,105	JD Sports Fashion PLC	158,925
62,717	Jupiter Fund Management PLC	270,109
13,186	Just Eat PLC(b)	120,760
207,120	Just Group PLC	276,270
32,427	Kier Group PLC	220,105
71,242	Lancashire Holdings Ltd.	528,554
80,246	LondonMetric Property PLC REIT	198,135
22,764	Marshalls PLC	152,270
287,024	Marston’s PLC	356,045
99,030	McCarthy & Stone PLC(d)	174,951
97,249	Merlin Entertainments PLC(d)	432,519
2,659	Metro Bank PLC(a)(b)	38,021
48,406	Mitchells & Butlers PLC(b)	180,330
142,374	Mitie Group PLC	219,874
64,935	Moneysupermarket.com Group PLC	258,819
39,578	Morgan Advanced Materials PLC	138,904
56,883	N Brown Group PLC	65,399
74,055	National Express Group PLC	384,013
35,536	Newriver REIT PLC REIT	103,075
33,606	Northgate PLC	163,478
22,647	Ocado Group PLC(b)	295,288
21,625	Onesavings Bank PLC	106,959
46,675	Pagegroup PLC	271,136
50,794	Paragon Group of Cos. PLC (The)	277,157
115,006	Pets at Home Group PLC	199,393
56,412	Playtech PLC	287,330
22,962	Polypipe Group PLC	119,432
314,800	Premier Oil PLC(a)(b)	306,230
36,805	PZ Cussons PLC	86,615

Schedule of Investments

114,188	QinetiQ Group PLC	$455,132
3,074	Rathbone Brothers PLC	93,571
298,252	RDI REIT PLC REIT	121,820
30,164	Redrow PLC	230,338
115,398	Renewi PLC	38,709
1,925	Renishaw PLC	118,256
93,172	Restaurant Group PLC (The)	182,742
31,337	Rightmove PLC	194,569
87,028	Rotork PLC	314,594
23,061	Safestore Holdings PLC REIT	175,036
336,548	Saga PLC	482,999
21,550	Savills PLC	235,855
79,213	Senior PLC	235,702
376,803	Serco Group PLC(b)	547,215
24,693	Shaftesbury PLC REIT	286,495
231,724	SIG PLC	363,042
14,101	Softcat PLC	128,917
15,781	Spectris PLC	539,945
7,018	Spirax-Sarco Engineering PLC	591,299
75,248	Spire Healthcare Group PLC(d)	123,236
72,243	Sports Direct International PLC(b)	264,379
43,540	SSP Group PLC	381,793
28,152	St. Modwen Properties PLC	151,908
170,958	Stagecoach Group PLC	347,675
5,373	Superdry PLC	36,470
38,786	Synthomer PLC	182,859
248,354	TalkTalk Telecom Group PLC(a)	364,594
7,958	Telecom Plus PLC	147,604
69,911	TP ICAP PLC	289,688
120,049	Tritax Big Box REIT PLC REIT	220,612
15,658	Tritax Big Box REIT PLC Rts. expiring 02/13/19(b)	1,998
14,496	Ultra Electronics Holdings PLC	244,843
30,130	Unite Group PLC (The) REIT	360,872
51,828	Vesuvius PLC	383,496
9,374	Victrex PLC	281,887
13,135	WH Smith PLC	337,621
16,992	Workspace Group PLC REIT	212,345

		32,285,493

	United States - 0.5%
99,991	Alacer Gold Corp.(b)	230,696
26,030	Cott Corp.	394,226
6,560	Maxar Technologies, Inc.	36,863
131,885	Samsonite International SA(b)(d)	387,417
39,826	Sims Metal Management Ltd.	301,136
90,885	Tahoe Resources, Inc.(b)	344,634

		1,694,972

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $351,666,041) - 99.7%	348,900,644

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.0%
13,906,167	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $13,906,167)	13,906,167

	Total Investments in Securities (Cost $365,572,208) - 103.7%	362,806,811
	Other assets less liabilities - (3.7)%	(13,052,953)

	Net Assets - 100.0%	$349,753,858

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Rts. - Rights

Wts. - Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2019.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $11,339,775, which represented 3.24% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE RAFI Emerging Markets ETF (PXH)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.4%
	Brazil - 15.3%
1,169,550	Ambev SA	$5,621,725
382,185	B3 SA - Brasil Bolsa Balcao	3,301,681
445,091	Banco Bradesco SA	4,919,118
1,684,734	Banco Bradesco SA (Preference Shares)	20,931,992
1,185,758	Banco do Brasil SA	16,880,809
232,700	Banco Santander Brasil SA	3,070,684
357,455	BR Malls Participacoes SA	1,427,740
111,909	Braskem SA (Preference Shares), Class A	1,605,459
408,900	BRF SA(a)	2,642,337
444,400	CCR SA	1,815,272
243,710	Centrais Eletricas Brasileiras SA(a)	2,502,129
179,300	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	2,003,269
142,179	Cia Brasileira de Distribuicao (Preference Shares), Class A	3,796,852
180,092	Cia de Saneamento Basico do Estado de Sao Paulo	2,144,117
178,080	Cia Energetica de Minas Gerais, Class A	792,922
2,054,623	Cia Energetica de Minas Gerais (Preference Shares)	7,811,719
244,800	Cia Energetica de Sao Paulo (Preference Shares), Class B	1,531,512
37,000	Cia Paranaense de Energia	335,791
185,708	Cia Paranaense de Energia (Preference Shares), Class B	1,800,085
496,382	Cia Siderurgica Nacional SA(a)	1,389,891
314,222	Cielo SA	1,029,925
83,900	Cosan SA	1,022,379
403,167	Embraer SA	2,140,455
663,917	Gerdau SA (Preference Shares)	2,852,284
2,411,275	Itau Unibanco Holding SA (Preference Shares)	25,669,607
985,009	Itausa - Investimentos Itau SA (Preference Shares)	3,650,385
210,400	Klabin SA	1,073,717
412,900	Kroton Educacional SA	1,295,555
60,010	Lojas Americanas SA	257,812
210,220	Lojas Americanas SA (Preference Shares)	1,215,915
121,960	Lojas Renner SA	1,523,328
1,558,500	Metalurgica Gerdau SA (Preference Shares)	3,187,335
381,800	Petrobras Distribuidora SA	2,793,173
2,149,062	Petroleo Brasileiro SA	17,432,959
2,756,747	Petroleo Brasileiro SA (Preference Shares)	19,358,073
197,368	Suzano Papel e Celulose SA	2,492,294
264,643	Telefonica Brasil SA (Preference Shares)	3,537,243
392,166	TIM Participacoes SA	1,334,923
222,896	Ultrapar Participacoes SA	3,499,959
1,624,038	Vale SA	20,284,871

		201,977,296

	Chile - 1.2%
8,487,365	Banco de Chile	1,351,887
14,954	Banco de Credito e Inversiones SA	1,070,095

22,442,520	Banco Santander Chile	$1,817,584
902,051	Cencosud SA	1,829,844
437,877	Empresas CMPC SA	1,588,794
118,890	Empresas COPEC SA	1,638,155
10,985,394	Enel Americas SA	2,253,656
13,032,264	Enel Chile SA	1,378,685
134,354	Latam Airlines Group SA	1,612,421
130,248	S.A.C.I. Falabella	1,049,872

		15,590,993

	China - 30.6%
1,020,517	Agile Group Holdings Ltd.	1,349,990
18,341,591	Agricultural Bank of China Ltd., H-Shares	8,625,342
24,321	Alibaba Group Holding Ltd. ADR(a)	4,097,845
3,131,032	Aluminum Corp. of China Ltd., H-Shares(a)	1,153,183
332,879	Anhui Conch Cement Co. Ltd., H-Shares	1,798,727
14,215	Baidu, Inc. ADR(a)	2,453,935
57,500,231	Bank of China Ltd., H-Shares	26,527,182
6,766,511	Bank of Communications Co. Ltd., H-Shares	5,734,551
299,688	Beijing Enterprises Holdings Ltd.	1,697,673
120,750	BYD Co. Ltd., H-Shares	708,647
4,445,988	CGN Power Co. Ltd., H-Shares(b)	1,161,543
7,017,600	China Cinda Asset Management Co. Ltd., H-Shares	1,806,562
6,243,297	China CITIC Bank Corp. Ltd., H-Shares	4,041,947
3,277,370	China Communications Construction Co. Ltd., H-Shares	3,278,748
59,585,272	China Construction Bank Corp., H-Shares	53,231,646
2,278,529	China Everbright Bank Co. Ltd., H-Shares	1,094,735
859,498	China Evergrande Group	2,689,115
5,717,106	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,158,474
2,092,830	China Jinmao Holdings Group Ltd.	1,056,190
2,218,907	China Life Insurance Co. Ltd., H-Shares	5,469,008
2,170,878	China Longyuan Power Group Corp. Ltd., H-Shares	1,621,235
1,532,662	China Merchants Bank Co. Ltd., H-Shares	6,680,138
628,975	China Merchants Port Holdings Co. Ltd.	1,242,447
4,808,505	China Minsheng Banking Corp. Ltd., H-Shares	3,670,708
3,393,105	China Mobile Ltd.	35,588,533
4,443,446	China National Building Material Co. Ltd., H-Shares	3,527,938
1,683,231	China Overseas Land & Investment Ltd.	6,328,178
844,489	China Pacific Insurance Group Co. Ltd., H-Shares	2,954,264
27,073,419	China Petroleum & Chemical Corp., H-Shares	22,668,429
6,128,818	China Power International Development Ltd.	1,577,760
2,106,785	China Railway Construction Corp. Ltd., H-Shares	2,921,205
3,300,219	China Railway Group Ltd., H-Shares	3,078,696
908,143	China Resources Beer Holdings Co. Ltd.	3,182,731
1,059,529	China Resources Land Ltd.	4,118,373
1,034,236	China Resources Pharmaceutical Group Ltd.(b)	1,468,310
1,937,017	China Resources Power Holdings Co. Ltd.	3,875,663
2,160,020	China Shenhua Energy Co. Ltd., H-Shares	5,450,495
498,032	China Taiping Insurance Holdings Co. Ltd.	1,364,610
14,223,734	China Telecom Corp. Ltd., H-Shares	7,685,859
4,018,962	China Unicom Hong Kong Ltd.	4,584,056
359,277	China Vanke Co. Ltd., H-Shares	1,446,870
1,860,876	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,074,307
2,022,744	CITIC Ltd.	3,057,304

Schedule of Investments

701,749	CITIC Securities Co. Ltd., H-Shares	$1,425,552
11,974,065	CNOOC Ltd.	20,021,121
1,333,142	Country Garden Holdings Co. Ltd.	1,882,475
151,722	Country Garden Services Holdings Co. Ltd.(a)	233,576
23,479	Ctrip.com International Ltd. ADR(a)	781,851
1,787,402	Dongfeng Motor Group Co. Ltd., H-Shares	1,870,158
193,263	ENN Energy Holdings Ltd.	1,844,775
912,520	Fosun International Ltd.	1,360,634
9,834,968	GCL-Poly Energy Holdings Ltd.(a)	777,101
470,413	Geely Automobile Holdings Ltd.	794,943
11,563,255	GOME Retail Holdings Ltd.(a)(c)	1,002,079
1,467,316	Great Wall Motor Co. Ltd., H-Shares	994,829
883,087	Guangdong Investment Ltd.	1,683,635
772,907	Guangzhou R&F Properties Co. Ltd., H-Shares	1,534,644
1,306,807	Haitong Securities Co. Ltd., H-Shares	1,468,903
198,876	Hengan International Group Co. Ltd.	1,561,263
5,112,747	Huaneng Power International, Inc., H-Shares	3,205,770
529,687	Huatai Securities Co. Ltd., H-Shares(b)	986,915
44,606,415	Industrial & Commercial Bank of China Ltd., H-Shares	34,449,498
723,000	Inner Mongolia Yitai Coal Co. Ltd., Class B	837,957
31,817	JD.com, Inc. ADR(a)	790,652
1,002,653	Jiangxi Copper Co. Ltd., H-Shares	1,270,135
407,372	Kingboard Holdings Ltd.	1,425,104
1,955,965	Kunlun Energy Co. Ltd.	2,083,917
482,535	Legend Holdings Corp., H-Shares(b)	1,257,578
11,299,027	Lenovo Group Ltd.	8,207,839
518,148	Longfor Group Holdings Ltd.	1,601,321
3,446	NetEase, Inc. ADR	868,151
258,010	New China Life Insurance Co. Ltd., H-Shares	1,091,660
6,180,050	People’s Insurance Co. Group of China Ltd. (The), H-Shares	2,551,820
15,711,548	PetroChina Co. Ltd., H-Shares	10,131,703
3,790,285	PICC Property & Casualty Co. Ltd., H-Shares	3,907,809
1,062,094	Ping An Insurance Group Co. of China Ltd., H-Shares	10,273,482
3,282,794	Postal Savings Bank of China Co. Ltd., H-Shares(b)	1,840,811
847,977	Shimao Property Holdings Ltd.	2,399,109
2,226,140	Sino-Ocean Group Holding Ltd.	1,089,423
1,104,280	Sinopec Engineering Group Co. Ltd., H-Shares	1,083,635
686,208	Sinopharm Group Co. Ltd., H-Shares	3,065,185
1,964,566	SOHO China Ltd.(a)	793,668
324,583	Sunac China Holdings Ltd.	1,282,332
152,743	Tencent Holdings Ltd.	6,735,198
1,037,491	Yangzijiang Shipbuilding Holdings Ltd.	1,080,197
659,699	Yanzhou Coal Mining Co. Ltd., H-Shares	601,966
6,278,431	Yuexiu Property Co. Ltd.	1,216,208

		403,669,734

	Hong Kong - 0.1%
349,276	Haier Electronics Group Co. Ltd.(a)	1,003,756
2,943,024	Skyworth Digital Holdings Ltd.	881,403

		1,885,159

	India - 7.2%
93,508	Axis Bank Ltd. GDR(a)(b)(c)	4,759,557
34,681	GAIL India Ltd. GDR(b)	971,068
66,675	HDFC Bank Ltd. ADR	6,548,819
1,462,488	Infosys Ltd. ADR	15,794,870
357,567	Invesco India ETF(d)	8,531,549

730,751	iShares MSCI India ETF(c)	$23,968,633
81,804	Larsen & Toubro Ltd. GDR(b)	1,505,194
168,924	Mahindra & Mahindra Ltd. GDR(b)	1,635,184
451,186	Reliance Industries Ltd. GDR(b)	15,543,358
111,940	State Bank of India GDR(a)(b)	4,662,301
187,662	Tata Motors Ltd. ADR(a)	2,452,742
389,218	Tata Steel Ltd. GDR(b)(c)	2,638,898
330,255	Vedanta Ltd. ADR	3,688,948
631,854	Wipro Ltd. ADR	3,595,249

		96,296,370

	Indonesia - 1.8%
5,857,569	Astra International Tbk PT	3,542,420
5,521,840	Bank Mandiri (Persero) Tbk PT	2,944,191
2,493,241	Bank Negara Indonesia (Persero) Tbk PT	1,619,335
14,775,359	Bank Rakyat Indonesia (Persero) Tbk PT	4,071,221
2,013,389	Indofood Sukses Makmur Tbk PT	1,116,748
9,404,802	Perusahaan Gas Negara (Persero) Tbk PT	1,729,851
1,379,236	PT Bank Central Asia Tbk	2,781,175
479,196	PT United Tractors Tbk	882,256
16,821,709	Telekomunikasi Indonesia (Persero) Tbk PT	4,695,270

		23,382,467

	Malaysia - 2.3%
1,371,600	Axiata Group Bhd	1,342,802
2,615,700	CIMB Group Holdings Bhd	3,588,924
863,400	DiGi.com Bhd	982,286
658,800	Genting Bhd	1,116,229
983,500	Genting Malaysia Bhd	789,969
925,500	IOI Corp. Bhd	1,050,677
2,287,500	Malayan Banking Bhd	5,327,820
934,700	Petronas Chemicals Group Bhd	1,928,275
855,900	Public Bank Bhd	5,178,028
7,886,200	Sapura Energy Bhd(a)	510,216
2,263,400	Sime Darby Bhd	1,237,797
874,500	Sime Darby Plantation Bhd	1,103,800
1,811,100	Tenaga Nasional Bhd	5,703,904

		29,860,727

	Mexico - 3.8%
1,996,219	Alfa SAB de CV, Class A	2,525,140
16,498,352	America Movil SAB de CV, Series L	13,274,461
11,131,718	Cemex SAB de CV, Series CPO(a)(e)	6,043,154
238,197	Coca-Cola Femsa SAB de CV, Series L	1,495,909
1,253,845	Fibra Uno Administracion SA de CV REIT	1,729,055
705,350	Fomento Economico Mexicano SAB de CV, Series CPO(f)	6,448,819
497,145	Grupo Bimbo SAB de CV, Series A	987,850
750,464	Grupo Financiero Banorte SAB de CV, Class O	4,186,894
1,616,625	Grupo Mexico SAB de CV, Series B	3,890,282
890,824	Grupo Televisa SAB, Series CPO(g)	2,238,266
46,633	Industrias Penoles SAB de CV	639,762
449,094	Mexichem SAB de CV	1,205,561
2,027,505	Wal-Mart de Mexico SAB de CV	5,348,929

		50,014,082

	Poland - 1.5%
96,884	Bank Polska Kasa Opieki SA	2,885,401
94,855	KGHM Polska Miedz SA(a)	2,405,059
376,395	PGE Polska Grupa Energetyczna SA(a)	1,202,064
162,795	Polski Koncern Naftowy ORLEN SA	4,589,726
722,746	Polskie Gornictwo Naftowe i Gazownictwo SA	1,484,941
261,470	Powszechna Kasa Oszczednosci Bank Polski SA	2,781,813
322,480	Powszechny Zaklad Ubezpieczen SA	3,878,114

		19,227,118

Schedule of Investments

	Russia - 9.8%
6,984,372	Gazprom PJSC ADR	$34,111,673
391,120	LUKOIL PJSC ADR	31,367,824
277,857	Magnit PJSC GDR(b)	4,423,483
309,989	MMC Norilsk Nickel PJSC ADR	6,447,771
526,093	Mobile TeleSystems PJSC ADR	4,524,400
27,662	Novatek PJSC GDR(b)	5,075,977
1,222,066	Rosneft Oil Co. PJSC GDR(b)	7,637,913
1,105,512	RusHydro PJSC ADR	811,446
1,146,299	Sberbank of Russia PJSC ADR	15,561,009
122,427	Severstal PJSC GDR(b)	1,868,236
385,632	Sistema PJSFC GDR(b)	1,075,142
454,765	Surgutneftegas PJSC ADR	1,881,818
493,233	Surgutneftegas PJSC (Preference Shares) ADR	3,038,315
112,372	Tatneft PJSC ADR	8,245,857
2,334,607	VTB Bank PJSC GDR(b)	2,953,278

		129,024,142

	South Africa - 6.3%
407,532	Absa Group Ltd.	5,675,044
229,661	AngloGold Ashanti Ltd.	3,236,022
66,817	Aspen Pharmacare Holdings Ltd.	731,513
125,672	Barloworld Ltd.	1,145,916
102,741	Bid Corp. Ltd.	2,193,873
77,959	Bidvest Group Ltd. (The)	1,190,241
113,749	Exxaro Resources Ltd.	1,319,471
917,286	FirstRand Ltd.	4,796,569
59,326	Foschini Group Ltd. (The)	757,111
648,510	Gold Fields Ltd.	2,627,272
918,876	Growthpoint Properties Ltd. REIT	1,798,283
595,708	Impala Platinum Holdings Ltd.(a)	1,735,050
113,307	Imperial Logistics Ltd.	579,855
140,893	Investec Ltd.	924,351
507,224	Life Healthcare Group Holdings Ltd.	1,036,618
526,373	MMI Holdings Ltd.(a)	667,585
113,307	Motus Holdings Ltd.(a)	762,154
45,226	Mr. Price Group Ltd.	760,015
895,627	MTN Group Ltd.	5,873,882
18,725	Naspers Ltd., Class N	4,289,676
103,977	Nedbank Group Ltd.	2,239,149
616,087	Netcare Ltd.	1,149,070
1,670,077	Redefine Properties Ltd. REIT	1,327,755
119,501	Remgro Ltd.	1,900,489
520,458	Sanlam Ltd.	3,298,849
279,611	Sappi Ltd.	1,643,953
351,547	Sasol Ltd.	10,607,871
121,030	Shoprite Holdings Ltd.	1,492,582
1,051,239	Sibanye Gold Ltd.(a)	891,216
85,800	SPAR Group Ltd. (The)	1,289,263
531,272	Standard Bank Group Ltd.	7,806,936
11,038,618	Steinhoff International Holdings NV(a)	1,380,867
274,800	Telkom SA SOC Ltd.	1,389,945
39,555	Tiger Brands Ltd.	823,382
140,059	Truworths International Ltd.	845,420
233,537	Vodacom Group Ltd.	2,122,072
383,350	Woolworths Holdings Ltd.	1,451,068

		83,760,388

	Taiwan - 13.6%
2,340,000	Acer, Inc.(a)	1,485,279
1,673,000	ASE Technology Holding Co. Ltd.(a)	3,267,419
1,213,000	Asia Cement Corp.	1,439,183
261,738	Asustek Computer, Inc.	2,010,649
10,976,000	AU Optronics Corp.	4,251,563
249,000	Catcher Technology Co. Ltd.	1,876,324
3,530,440	Cathay Financial Holding Co. Ltd.	5,010,406
346,760	Chailease Holding Co. Ltd.	1,275,455

939,894	Cheng Shin Rubber Industry Co. Ltd.	$1,320,132
6,833,000	China Development Financial Holding Corp.	2,219,727
1,332,376	China Life Insurance Co. Ltd.	1,203,504
3,358,360	China Steel Corp.	2,782,099
1,562,000	Chunghwa Telecom Co. Ltd.	5,440,294
1,913,054	Compal Electronics, Inc.	1,133,330
8,037,838	CTBC Financial Holding Co. Ltd.	5,415,857
871,506	Delta Electronics, Inc.	4,283,561
2,805,947	E.Sun Financial Holding Co. Ltd.	1,950,001
1,945,000	Far Eastern New Century Corp.	1,880,328
651,000	Far EasTone Telecommunications Co. Ltd.	1,517,231
2,990,321	First Financial Holding Co. Ltd.	1,985,663
1,283,920	Formosa Chemicals & Fibre Corp.	4,450,873
434,000	Formosa Petrochemical Corp.	1,518,643
1,380,280	Formosa Plastics Corp.	4,582,737
623,102	Foxconn Technology Co. Ltd.	1,200,711
3,327,928	Fubon Financial Holding Co. Ltd.	4,825,910
7,735,064	Hon Hai Precision Industry Co. Ltd.	17,624,611
571,233	HTC Corp.(a)	679,608
11,746,490	Innolux Corp.	3,995,600
2,008,000	Inventec Corp.	1,545,797
13,000	Largan Precision Co. Ltd.	1,599,531
1,517,313	Lite-On Technology Corp.	2,234,865
649,091	MediaTek, Inc.	5,134,161
3,293,080	Mega Financial Holding Co. Ltd.	2,851,291
1,458,940	Nan Ya Plastics Corp.	3,623,427
303,000	Novatek Microelectronics Corp.	1,558,322
2,056,106	Pegatron Corp.	3,466,832
851,740	Pou Chen Corp.	1,020,264
364,200	Powertech Technology, Inc.	838,141
159,000	President Chain Store Corp.	1,669,108
1,478,000	Quanta Computer, Inc.	2,689,328
5,865,998	Shin Kong Financial Holding Co. Ltd.	1,659,278
3,290,120	SinoPac Financial Holdings Co. Ltd.	1,108,434
3,166,326	Taishin Financial Holding Co. Ltd.	1,401,690
2,256,697	Taiwan Cement Corp.	2,743,604
1,919,980	Taiwan Cooperative Financial Holding Co. Ltd.	1,156,181
550,400	Taiwan Mobile Co. Ltd.	1,961,779
4,963,000	Taiwan Semiconductor Manufacturing Co. Ltd.	35,702,130
1,401,000	Tatung Co. Ltd.(a)	1,226,727
482,000	TPK Holding Co. Ltd.	798,587
1,453,941	Uni-President Enterprises Corp.	3,402,775
9,104,000	United Microelectronics Corp.	3,363,456
2,295,000	Walsin Lihwa Corp.	1,307,309
3,482,875	Wistron Corp.	2,392,092
4,619,671	Yuanta Financial Holding Co. Ltd.	2,556,334

		179,638,141

	Thailand - 3.9%
525,981	Advanced Info Service PCL NVDR	3,005,125
921,482	Bangchak Corp. PCL NVDR	951,198
237,531	Bangkok Bank PCL (Foreign Shares)	1,634,605
2,372,299	Banpu PCL NVDR	1,260,468
3,410,705	Charoen Pokphand Foods PCL NVDR	2,974,849
852,051	CP ALL PCL NVDR	2,120,412
4,942,479	IRPC PCL NVDR	909,634
313,461	Kasikornbank PCL NVDR	2,006,632
435,372	Kasikornbank PCL (Foreign Shares)	2,787,050
3,766,129	Krung Thai Bank PCL NVDR	2,386,792
895,028	PTT Exploration & Production PCL NVDR	3,523,676
1,054,202	PTT Global Chemical PCL NVDR	2,294,494
8,887,393	PTT PCL NVDR	13,796,545
370,013	Siam Cement PCL (The) NVDR	5,542,645

Schedule of Investments

1,027,341	Siam Commercial Bank PCL (The) NVDR	$4,373,413
580,051	Thai Oil PCL NVDR	1,336,758
668,491	Thanachart Capital PCL NVDR	1,150,080

		52,054,376

	Turkey - 1.4%
1,511,473	Akbank T.A.S.	2,067,511
70,733	BIM Birlesik Magazalar AS	1,233,342
626,115	Eregli Demir ve Celik Fabrikalari TAS	1,027,013
933,760	Haci Omer Sabanci Holding AS	1,690,398
644,731	KOC Holding AS	2,154,958
91,024	Tupras Turkiye Petrol Rafinerileri AS	2,444,471
344,878	Turk Hava Yollari AO(a)	1,027,458
615,516	Turkcell Iletisim Hizmetleri AS	1,725,523
1,161,562	Turkiye Garanti Bankasi AS	2,033,221
935,385	Turkiye Halk Bankasi AS	1,373,467
1,304,300	Turkiye Is Bankasi AS, Class C	1,431,330
861,826	Turkiye Vakiflar Bankasi TAO, Class D	795,906

		19,004,598

	United Kingdom - 0.1%
41,794	Mondi Ltd.	1,033,386

	United States - 0.5%
1,606,582	JBS SA	6,655,134

	Total Common Stocks & Other Equity Interests (Cost $1,193,485,267)	1,313,074,111

	Money Market Fund - 0.1%
1,544,755	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(h) (Cost $1,544,755)	1,544,755

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,195,030,022) - 99.5%	1,314,618,866

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
2,053,321	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(h)(i) (Cost $2,053,321)	2,053,321

	Total Investments in Securities (Cost $1,197,083,343) - 99.7%	1,316,672,187
	Other assets less liabilities - 0.3%	3,886,583

	Net Assets - 100.0%	$1,320,558,770

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $62,623,220, which represented 4.74% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2019	Dividend Income
Invesco India ETF	$7,884,352	$—	$—	$647,197	$—	$8,531,549	$82,459

(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Agriculture ETF (PAGG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Australia - 4.4%
44,562	Costa Group Holdings Ltd.	$179,683
21,668	Elders Ltd.	98,903
42,984	GrainCorp Ltd., Class A	297,747
53,670	Nufarm Ltd.	244,193
17,730	Select Harvests Ltd.	77,696

		898,222

	Brazil - 0.6%
9,500	SLC Agricola SA	115,529

	Chile - 3.9%
18,628	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	797,104

	China - 1.8%
465,726	China Agri-Industries Holdings Ltd.	165,595
322,105	China BlueChemical Ltd., H-Shares	104,677
504,794	China Modern Dairy Holdings Ltd.(a)	61,115
371,539	Sinofert Holdings Ltd.(a)	43,562

		374,949

	France - 0.4%
1,257	Vilmorin & Cie SA	81,781

	Germany - 3.6%
38,372	K+S AG	747,628

	Hong Kong - 0.5%
1,370,807	C.P. Pokphand Co. Ltd.	110,060

	Indonesia - 3.9%
81,241	Astra Agro Lestari Tbk PT	81,401
1,397,450	Golden Agri-Resources Ltd.	265,013
761,331	PT Charoen Pokphand Indonesia Tbk	403,210
590,372	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	62,111

		811,735

	Ireland - 0.6%
18,552	Origin Enterprises PLC	121,977

	Israel - 4.9%
140,404	Israel Chemicals Ltd.	813,460
695	Israel Corp. Ltd. (The)	200,088

		1,013,548

	Japan - 2.5%
5,729	Hokuto Corp.	104,389
19,998	Kumiai Chemical Industry Co. Ltd.	124,034
8,580	Sakata Seed Corp.	282,636

		511,059

	Malaysia - 8.9%
141,800	Boustead Plantations Bhd	32,196
315,700	FGV Holdings Bhd(a)	77,075
56,100	Genting Plantations Bhd	139,976
411,090	IOI Corp. Bhd	466,691
74,374	Kuala Lumpur Kepong Bhd	448,132

459,300	Sime Darby Plantation Bhd	$579,732
13,200	United Plantations Bhd	83,467

		1,827,269

	Netherlands - 1.8%
17,753	OCI NV(a)	376,450

	Norway - 4.1%
20,484	Yara International ASA	846,499

	Russia - 4.1%
61,721	PhosAgro PJSC GDR(b)	840,640

	Singapore - 4.9%
80,301	First Resources Ltd.	102,120
371,008	Wilmar International Ltd.	918,794

		1,020,914

	South Korea - 0.2%
3,984	Namhae Chemical Corp.(a)	50,308

	Taiwan - 1.1%
157,099	Taiwan Fertilizer Co. Ltd.(a)	221,677

	United Kingdom - 1.2%
961,729	Sirius Minerals PLC(a)(c)	249,100

	United States - 46.5%
4,735	American Vanguard Corp.	82,957
35,729	Archer-Daniels-Midland Co.	1,604,232
23,259	Bunge Ltd.	1,280,873
31,775	CF Industries Holdings, Inc.	1,386,979
27,451	Darling Ingredients, Inc.(a)	583,883
19,873	FMC Corp.	1,585,865
5,717	Fresh Del Monte Produce, Inc.	182,830
7,870	Ingredion, Inc.	779,130
17,984	Intrepid Potash, Inc.(a)	55,930
45,674	Mosaic Co. (The)	1,474,357
7,706	Scotts Miracle-Gro Co. (The)(c)	572,941

		9,589,977

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $20,573,230) - 99.9%	20,606,426

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.9%
793,797	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $793,797)	793,797

	Total Investments in Securities (Cost $21,367,027) - 103.8%	21,400,223
	Other assets less liabilities - (3.8)%	(781,085)

	Net Assets - 100.0%	$20,619,138

Schedule of Investments

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented 4.08% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Clean Energy ETF (PBD)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Austria - 0.8%
7,388	Verbund AG(a)	$378,260

	Canada - 5.6%
39,269	Ballard Power Systems, Inc.(b)	136,648
50,123	Boralex, Inc., Class A	713,317
35,969	Canadian Solar, Inc.(b)	775,851
33,193	Innergex Renewable Energy, Inc.	363,447
85,606	TransAlta Renewables, Inc.	760,044

		2,749,307

	Chile - 1.6%
18,351	Sociedad Quimica y Minera de Chile SA ADR	782,854

	China - 12.6%
107,069	BYD Co. Ltd., H-Shares	628,357
921,088	China Longyuan Power Group Corp. Ltd., H-Shares	687,878
6,633	Daqo New Energy Corp. ADR(b)	265,718
8,402,546	GCL-Poly Energy Holdings Ltd.(b)	663,920
2,378,221	Huaneng Renewables Corp. Ltd., H-Shares	681,942
15,345	JinkoSolar Holding Co. Ltd. ADR(a)(b)	255,648
58,521	Kandi Technologies Group, Inc.(a)(b)	324,206
122,150	NIO, Inc. ADR(a)(b)	962,542
428,588	Wasion Holdings Ltd.	224,489
706,867	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	845,895
1,449,652	Xinyi Solar Holdings Ltd.	609,664

		6,150,259

	Denmark - 3.6%
10,995	Novozymes A/S, Class B	459,779
9,055	Orsted A/S(c)	652,660
8,132	Vestas Wind Systems A/S	672,366

		1,784,805

	Finland - 0.5%
37,226	Caverion Oyj(b)	228,952

	France - 0.6%
6,700	Albioma SA	150,375
6,874	Neoen SA(b)(c)	159,329

		309,704

	Germany - 6.6%
27,302	Cropenergies AG	157,265
23,487	Encavis AG(a)	155,502
70,261	Nordex SE(a)(b)	802,178
17,083	OSRAM Licht AG	727,426
63,632	Pne AG	173,044
74,238	Senvion SA(a)(b)	151,628
27,485	SMA Solar Technology AG	695,721
17,857	VERBIO Vereinigte BioEnergie AG	143,225
16,011	Voltabox AG(a)(b)	236,262

		3,242,251

	Guernsey - 1.4%
436,392	Renewables Infrastructure Group Ltd. (The)	677,381

	Hong Kong - 2.4%
278,304	Canvest Environmental Protection Group Co. Ltd.(c)	$144,708
836,766	China High Speed Transmission Equipment Group Co. Ltd.(a)	861,645
24,221,856	FDG Electric Vehicles Ltd.(a)(b)	169,779

		1,176,132

	Ireland - 1.5%
17,863	Kingspan Group PLC	731,739

	Italy - 0.4%
63,632	Falck Renewables SpA	204,076

	Japan - 5.4%
28,762	EF-ON, Inc.	228,341
26,510	eRex Co. Ltd.	150,783
33,675	GS Yuasa Corp.	701,163
17,726	Meidensha Corp.	238,779
23,767	Renova, Inc.(b)	231,708
41,575	Takuma Co. Ltd.	526,038
27,582	Tanaka Chemical Corp.(b)	221,761
13,645	West Holdings Corp.	142,180
21,856	W-Scope Corp.	227,738

		2,668,491

	Netherlands - 1.6%
31,970	Signify NV(c)	794,942

	New Zealand - 2.1%
81,088	Contact Energy Ltd.	339,706
134,916	Mercury NZ Ltd.	330,329
140,472	Meridian Energy Ltd.	342,959

		1,012,994

	Norway - 0.6%
177,958	NEL ASA(b)	117,779
17,998	Scatec Solar ASA(a)(c)	179,478

		297,257

	South Korea - 4.5%
7,384	CS Wind Corp.	183,165
6,645	Ecopro Co. Ltd.(b)	194,396
3,573	Samsung SDI Co. Ltd.	717,715
43,006	Seoul Semiconductor Co. Ltd.(b)	916,049
126,797	Unison Co. Ltd.(b)	173,788

		2,185,113

	Spain - 3.5%
26,689	Atlantica Yield PLC	480,135
115,055	Audax Renovables SA(b)	355,133
20,855	EDP Renovaveis SA	187,851
50,060	Siemens Gamesa Renewable Energy SA(a)(b)	711,124

		1,734,243

	Sweden - 1.7%
73,788	Nibe Industrier AB, Class B	837,606

	Switzerland - 3.1%
1,648	Credit Suisse Real Estate Fund Green Property(b)	216,611
201	Gurit Holding AG(b)	187,000
13,344	Landis+Gyr Group AG(a)(b)	862,834
254,446	Meyer Burger Technology AG(a)(b)	241,340

		1,507,785

Schedule of Investments

	Taiwan - 4.5%
893,131	Epistar Corp.	$754,415
218,000	Everlight Electronics Co. Ltd.	216,783
51,000	Gigasolar Materials Corp.(b)	142,268
368,000	Lextar Electronics Corp.(b)	208,427
626,000	Motech Industries, Inc.(b)	181,963
250,000	Sino-American Silicon Products, Inc.(b)	524,877
592,241	United Renewable Energy Co. Ltd./Taiwan(b)	158,463

		2,187,196

	Thailand - 2.9%
1,011,387	BCPG PCL NVDR	543,852
355,654	Energy Absolute PCL NVDR	540,724
256,445	SPCG PCL NVDR	155,956
9,116,757	Super Energy Corp. PCL NVDR(b)	169,248

		1,409,780

	United Kingdom - 4.1%
108,779	Drax Group PLC	574,949
320,510	GCP Infrastructure Investments Ltd.	531,235
388,748	Greencoat UK Wind PLC	684,224
27,401	Ricardo PLC	223,477

		2,013,885

	United States - 28.3%
6,967	Acuity Brands, Inc.	842,380
15,486	Ameresco, Inc., Class A(b)	231,206
32,696	Bloom Energy Corp., Class A(a)(b)	308,977
37,539	Clearway Energy, Inc., Class C	566,464
18,439	Cree, Inc.(b)	929,879
31,047	Enphase Energy, Inc.(a)(b)	224,470
12,703	First Solar, Inc.(b)	642,645
39,297	Green Plains, Inc.	558,410
37,926	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	856,748
15,998	Itron, Inc.(b)	873,971
93,504	Maxwell Technologies, Inc.(a)(b)	278,642
6,302	Ormat Technologies, Inc.	363,689
34,050	Pattern Energy Group, Inc., Class A	724,584
92,316	Plug Power, Inc.(a)(b)	126,473
2,086,589	REC Silicon ASA(b)	142,062
21,096	Renewable Energy Group, Inc.(b)	609,674
14,947	SolarEdge Technologies, Inc.(b)	654,529
101,594	SunPower Corp.(a)(b)	590,261
47,254	Sunrun, Inc.(b)	628,478
48,547	TerraForm Power, Inc., Class A	576,738
2,318	Tesla, Inc.(b)	711,672
26,502	TPI Composites, Inc.(b)	802,216
8,611	Universal Display Corp.(a)	894,080
32,541	Veeco Instruments, Inc.(a)(b)	319,227
38,028	Vivint Solar, Inc.(a)(b)	166,943
6,585	Willdan Group, Inc.(b)	221,585

		13,846,003

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $43,812,337) - 99.9%	48,911,015

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 14.4%
7,072,592	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $7,072,592)	7,072,592

	Total Investments in Securities (Cost $50,884,929) -114.3%	55,983,607
	Other assets less liabilities - (14.3)%	(7,019,060)

	Net Assets - 100.0%	$48,964,547

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2019.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $1,931,117, which represented 3.94% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Gold and Precious Metals ETF (PSAU)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 18.4%
281,206	Evolution Mining Ltd.	$822,216
120,833	Newcrest Mining Ltd.	2,154,177
117,732	Northern Star Resources Ltd.	752,854
113,869	OceanaGold Corp.	406,644
93,398	Regis Resources Ltd.	354,126
139,467	Resolute Mining Ltd.	114,912
134,410	Saracen Mineral Holdings Ltd.(a)	330,277
91,702	St. Barbara Ltd.	334,991

		5,270,197

	Brazil - 1.6%
164,246	Yamana Gold, Inc.	462,735

	Canada - 50.1%
40,540	Agnico Eagle Mines Ltd.	1,764,152
71,876	Alamos Gold, Inc., Class A	320,166
156,691	B2Gold Corp.(a)	496,333
216,594	Barrick Gold Corp.	2,901,004
39,237	Centerra Gold, Inc.(a)	198,979
32,275	Detour Gold Corp.(a)	323,414
29,238	Eldorado Gold Corp.(a)	109,534
31,733	First Majestic Silver Corp.(a)	194,269
27,677	Fortuna Silver Mines, Inc.(a)	111,484
26,574	Franco-Nevada Corp.	2,062,505
99,221	Goldcorp, Inc.	1,110,598
79,888	IAMGOLD Corp.(a)	299,283
230,182	Kinross Gold Corp.(a)	769,435
31,889	Kirkland Lake Gold Ltd.	1,026,382
14,017	MAG Silver Corp.(a)	125,943
106,554	New Gold, Inc.(a)(b)	120,891
15,840	Osisko Gold Royalties Ltd.	155,107
26,534	Pan American Silver Corp.	396,000
56,952	SEMAFO, Inc.(a)	128,796
22,136	SSR Mining, Inc.(a)	303,732
15,634	Torex Gold Resources, Inc.(a)	170,113
58,600	Wheaton Precious Metals Corp.	1,235,093

		14,323,213

	China - 1.9%
150,531	Zhaojin Mining Industry Co. Ltd., H-Shares	157,309
1,055,434	Zijin Mining Group Co. Ltd., H-Shares	392,760

		550,069

	Egypt - 1.2%
212,598	Centamin PLC	329,162

	Ivory Coast - 0.8%
13,883	Endeavour Mining Corp.(a)	239,329

	Japan - 0.5%
6,994	Asahi Holdings, Inc.	148,967

	Mexico - 1.6%
33,918	Fresnillo PLC(b)	448,405

	Peru - 0.4%
45,910	Hochschild Mining PLC	114,051

	Russia - 2.2%
49,571	Highland Gold Mining Ltd.	$107,267
45,324	Polymetal International PLC	517,634

		624,901

	South Africa - 9.6%
11,419	Anglo American Platinum Ltd.	549,007
63,032	AngloGold Ashanti Ltd.	888,148
119,357	Gold Fields Ltd.	483,544
81,333	Harmony Gold Mining Co. Ltd.(a)	162,788
81,169	Impala Platinum Holdings Ltd.(a)	236,412
84,471	Northam Platinum Ltd.(a)	307,584
146,036	Sibanye Gold Ltd.(a)	123,806

		2,751,289

	Tanzania - 0.3%
27,180	Acacia Mining PLC(a)	69,756

	Turkey - 0.3%
8,423	Koza Altin Isletmeleri AS(a)	87,307

	United States - 11.1%
35,180	Coeur Mining, Inc.(a)	181,177
83,106	Hecla Mining Co.	224,386
56,879	Newmont Mining Corp.	1,940,143
9,528	Royal Gold, Inc.	832,461

		3,178,167

	Total Common Stocks (Cost $29,548,337)	28,597,548

	Money Market Fund - 0.0%
7,861	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $7,861)	7,861

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $29,556,198) - 100.0%	28,605,409

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.5%
122,709	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $122,709)	122,709

	Total Investments in Securities (Cost $29,678,907) - 100.5%	28,728,118
	Other assets less liabilities - (0.5)%	(138,081)

	Net Assets - 100.0%	$28,590,037

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Water ETF (PIO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Brazil - 2.6%
368,441	Cia de Saneamento Basico do Estado de Sao Paulo	$4,386,540

	Canada - 0.6%
40,470	Stantec, Inc.	962,676

	Cayman Islands - 0.0%
6,346	Consolidated Water Co. Ltd.	82,815

	China - 2.6%
2,546,245	Beijing Enterprises Water Group Ltd.	1,469,980
10,797,897	CT Environmental Group Ltd.	529,801
1,320,534	Guangdong Investment Ltd.	2,517,643

		4,517,424

	Finland - 0.3%
43,242	Uponor Oyj(a)	491,963

	France - 6.5%
355,591	Suez	4,563,734
311,676	Veolia Environnement SA	6,587,591

		11,151,325

	Hong Kong - 0.3%
480,740	China Water Affairs Group Ltd.	510,963

	Italy - 0.9%
19,060	ACEA SpA	291,314
347,429	Hera SpA	1,176,836

		1,468,150

	Japan - 5.1%
66,769	Kurita Water Industries Ltd.	1,693,305
10,733	METAWATER Co. Ltd.	298,824
61,057	Miura Co. Ltd.	1,514,783
3,946	Torishima Pump Manufacturing Co. Ltd.	33,068
132,990	TOTO Ltd.	5,150,720

		8,690,700

	Netherlands - 1.9%
73,121	Aalberts Industries NV	2,566,582
51,253	Arcadis NV(a)	665,732

		3,232,314

	Singapore - 0.0%
84,164	CITIC Envirotech Ltd.	27,227
141,793	SIIC Environment Holdings Ltd.	33,744

		60,971

	South Korea - 2.0%
44,776	Coway Co. Ltd.	3,356,238

	Spain - 1.3%
22,636	Acciona SA	2,158,412

	Switzerland - 7.4%
32,199	Geberit AG	12,595,940

	Taiwan - 0.0%
15,000	Forest Water Environment Engineering Co. Ltd.	28,172

	United Kingdom - 13.6%
220,038	Halma PLC	$4,052,286
136,203	HomeServe PLC	1,690,453
301,116	Pennon Group PLC	3,021,474
86,152	Polypipe Group PLC	448,102
198,523	Severn Trent PLC	5,219,025
39,797	Spirax-Sarco Engineering PLC	3,353,080
490,717	United Utilities Group PLC	5,362,929

		23,147,349

	United States - 54.7%
139,822	A.O. Smith Corp.	6,691,881
49,732	American Water Works Co., Inc.	4,757,860
120,955	Danaher Corp.	13,416,329
82,556	Ecolab, Inc.	13,057,882
179,498	Ferguson PLC	12,027,988
122,729	HD Supply Holdings, Inc.(b)	5,147,254
25,316	IDEX Corp.	3,490,064
266,979	Pentair PLC	10,996,865
846,536	Reliance Worldwide Corp. Ltd.(a)	2,968,981
22,262	Roper Technologies, Inc.	6,305,934
29,090	Toro Co. (The)	1,730,855
33,359	Waters Corp.(b)	7,713,268
67,836	Xylem, Inc.	4,833,993

		93,139,154

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $146,407,853) - 99.8%	169,981,106

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
3,115,541	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $3,115,541)	3,115,541

	Total Investments in Securities (Cost $149,523,394) - 101.6%	173,096,647
	Other assets less liabilities - (1.6)%	(2,752,526)

	Net Assets - 100.0%	$170,344,121

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2019.
(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco International BuyBack Achievers™ ETF (IPKW)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 9.4%
779,913	Coca-Cola Amatil Ltd.	$4,776,858
538,574	Crown Resorts Ltd.	4,692,779
2,206,387	Qantas Airways Ltd.	8,751,801

		18,221,438

	Brazil - 2.6%
2,962,500	Minerva SA(a)	4,960,813

	Canada - 20.7%
86,054	Canadian Tire Corp. Ltd., Class A(b)	9,792,713
147,107	CGI Group, Inc., Class A(a)	9,730,591
275,467	Dream Office Real Estate Investment Trust REIT	4,931,264
198,216	Magna International, Inc.	10,495,653
93,538	Methanex Corp.	5,099,612

		40,049,833

	China - 2.6%
6,039,329	CAR, Inc.(a)	5,025,912

	Denmark - 4.4%
455,467	Danske Bank A/S	8,434,704

	Germany - 5.2%
124,013	AURELIUS Equity Opportunities SE & Co. KGaA(b)	5,321,970
174,831	GEA Group AG	4,818,646

		10,140,616

	India - 5.3%
944,704	Infosys Ltd. ADR	10,202,803

	Indonesia - 2.3%
160,313,441	Waskita Beton Precast Tbk PT	4,405,823

	Japan - 29.4%
704,046	Astellas Pharma, Inc.	10,412,221
232,994	Bridgestone Corp.	8,966,084
229,913	Doutor Nichires Holdings Co. Ltd.	4,394,184
141,179	JAFCO Co. Ltd.	4,942,497
316,330	Nissan Shatai Co. Ltd.	2,889,204
92,522	Pilot Corp.	4,514,305
670,313	Rakuten, Inc.(a)	5,044,439
143,660	Ryosan Co. Ltd.	4,012,923
559,485	TSI Holdings Co. Ltd.	3,768,285
316,136	Tsugami Corp.	2,062,451
211,801	Yurtec Corp.	1,790,471
250,126	ZERIA Pharmaceutical Co. Ltd.	4,134,675

		56,931,739

	Mexico - 2.4%
3,300,724	Corp. Inmobiliaria Vesta SAB de CV	4,645,377

	Netherlands - 2.7%
108,665	ASM International NV	5,292,989

	South Korea - 2.1%
7,076	Lotte Food Co. Ltd.(a)	4,070,139

	Taiwan - 2.8%
5,367,000	Lextar Electronics Corp.(a)	$3,039,754
3,953,000	Taiwan Mask Corp.(a)	2,444,770

		5,484,524

	United Kingdom - 7.8%
3,810,873	Hansteen Holdings PLC REIT	4,619,492
914,709	Paragon Group of Cos. PLC (The)	4,991,098
90,508	Sole Realisation Co. PLC(a)(c)	0
1,484,766	Sports Direct International PLC(a)	5,433,624

		15,044,214

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $221,700,467) - 99.7%	192,910,924

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.0%
13,554,988	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $13,554,988)	13,554,988

	Total Investments in Securities (Cost $235,255,455) - 106.7%	206,465,912
	Other assets less liabilities - (6.7)%	(13,035,716)

	Net Assets - 100.0%	$193,430,196

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco MSCI Global Timber ETF (CUT)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Australia - 6.4%
841,455	Amcor Ltd.	$8,374,915
943,461	Orora Ltd.	2,173,841
20,883	Quintis Ltd.(a)(b)	0

		10,548,756

	Brazil - 5.4%
241,142	Duratex SA	810,250
549,934	Klabin SA	2,806,433
424,953	Suzano Papel e Celulose SA	5,366,157

		8,982,840

	Canada - 4.8%
54,809	Canfor Corp.(a)	756,216
22,749	Canfor Pulp Products, Inc.	320,630
55,000	Cascades, Inc.	417,536
54,262	Interfor Corp.(a)	739,993
32,835	Mercer International, Inc.	484,973
30,227	Norbord, Inc.	874,611
37,614	Stella-Jones, Inc.(c)	1,214,371
44,595	West Fraser Timber Co. Ltd.	2,657,771
304,668	Western Forest Products, Inc.	466,293

		7,932,394

	Chile - 2.1%
975,441	Empresas CMPC SA	3,539,293

	China - 0.9%
569,450	Greatview Aseptic Packaging Co. Ltd.	361,408
1,198,893	Lee & Man Paper Manufacturing Ltd.	1,064,942
289,183	Youyuan International Holdings Ltd.(a)	106,877

		1,533,227

	Finland - 10.9%
84,117	Huhtamaki Oyj(c)	2,767,229
148,786	Metsa Board Oyj, Class B(c)	1,082,393
429,783	Stora Enso Oyj, Class R	5,767,439
289,045	UPM-Kymmene Oyj	8,377,847

		17,994,908

	Hong Kong - 0.8%
1,267,322	Nine Dragons Paper Holdings Ltd.	1,285,621
6,703,220	Sino Haijing Holdings Ltd.(a)(c)	52,111

		1,337,732

	India - 0.1%
4,386	Invesco India ETF(d)	104,650

	Indonesia - 1.8%
2,119,309	PT Indah Kiat Pulp & Paper Corp. Tbk	1,971,803
1,085,427	PT Pabrik Kertas Tjiwi Kimia Tbk	1,046,780

		3,018,583

	Ireland - 3.1%
175,769	Smurfit Kappa Group PLC	5,078,455

	Japan - 5.0%
7,821	Daiken Corp.	134,315
52,166	Daio Paper Corp.(c)	670,110
97,271	Hokuetsu Corp.	526,441
72,054	Nippon Paper Industries Co. Ltd.	1,410,889
673,005	OJI Holdings Corp.	3,889,738

9,297	Pack Corp. (The)	$246,115
136,480	Rengo Co. Ltd.	1,191,363
6,603	Tokushu Tokai Paper Co. Ltd.	232,679

		8,301,650

	Pakistan - 0.0%
24,000	Packages Ltd.	64,067

	Portugal - 1.1%
47,678	Altri SGPS SA	395,539
30,912	Corticeira Amorim SGPS SA	345,832
166,764	Navigator Co. SA (The)	817,844
18,889	Semapa-Sociedade de Investimento e Gestao	330,748

		1,889,963

	South Africa - 1.5%
413,696	Sappi Ltd.	2,432,296

	South Korea - 0.2%
12,908	Hansol Paper Co. Ltd.	198,959
16,912	Moorim P&P Co. Ltd.(a)	90,895

		289,854

	Spain - 0.7%
104,939	Ence Energia y Celulosa SA	815,793
15,359	Miquel y Costas & Miquel SA	300,307

		1,116,100

	Sweden - 4.6%
137,120	BillerudKorsnas AB(c)	1,730,056
81,833	Holmen AB, Class B	1,750,764
472,711	Svenska Cellulosa AB SCA, Class B	4,151,716

		7,632,536

	Taiwan - 0.6%
558,000	Cheng Loong Corp.	353,274
299,000	Chung Hwa Pulp Corp.	93,238
395,000	Long Chen Paper Co. Ltd.	194,790
900,000	YFY, Inc.	336,898

		978,200

	Thailand - 0.1%
241,336	Polyplex Thailand PCL NVDR	107,372

	United Kingdom - 8.5%
1,067,624	DS Smith PLC	4,735,658
92,510	Mondi Ltd.	2,287,374
286,465	Mondi PLC	6,931,796

		13,954,828

	United States - 41.4%
68,180	Avery Dennison Corp.	7,121,401
71,042	Bemis Co., Inc.	3,469,691
30,132	Boise Cascade Co.	827,726
38,053	CatchMark Timber Trust, Inc., Class A REIT	349,707
12,753	Clearwater Paper Corp.(a)	430,031
49,168	Domtar Corp.	2,305,979
242,537	Graphic Packaging Holding Co.(c)	2,927,422
179,662	International Paper Co.	8,521,369
111,400	Louisiana-Pacific Corp.	2,715,932
13,041	Neenah, Inc.	908,566
33,918	P.H. Glatfelter Co.	433,472
73,684	Packaging Corp. of America	6,949,875
49,733	PotlatchDeltic Corp. REIT	1,834,153
101,152	Rayonier, Inc. REIT	3,079,067
45,495	Resolute Forest Products, Inc.	354,861
23,829	Schweitzer-Mauduit International, Inc.	763,958
123,948	Sealed Air Corp.	4,895,946
77,746	Sonoco Products Co.	4,476,615
26,770	Verso Corp., Class A(a)	660,416
176,868	WestRock Co.	7,200,296
308,196	Weyerhaeuser Co. REIT	8,087,063

		68,313,546

Schedule of Investments

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $142,092,812) - 100.0%	$165,151,250

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.6%
5,936,341	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $5,936,341)	5,936,341

	Total Investments in Securities (Cost $148,029,153) - 103.6%	171,087,591
	Other assets less liabilities - (3.6)%	(5,948,233)

	Net Assets - 100.0%	$165,139,358

Investment Abbreviations:

ETF - Exchange-Traded Fund

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco India ETF	$237,787	$—	$(154,575)	$29,954	$(8,516)	$104,650	$1,011

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Global Dividend Opportunities Index ETF (LVL)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 14.2%
65,229	Amcor Ltd.	$649,217
124,094	AusNet Services	149,297
15,706	Charter Hall Group REIT	94,250
11,557	Commonwealth Bank of Australia	589,117
109,479	DuluxGroup Ltd.	546,812
23,376	GPT Group (The) REIT	98,859
61,781	Mirvac Group REIT	108,114
31,559	Sonic Healthcare Ltd.	529,719
54,485	Stockland REIT	150,171
80,504	Transurban Group	714,373
65,952	Vicinity Centres REIT	125,512
39,399	Westpac Banking Corp.	705,267

		4,460,708

	Canada - 17.6%
16,403	BCE, Inc.	713,549
6,012	Canadian Imperial Bank of Commerce	510,010
2,734	Fortis, Inc.	97,552
24,387	Great-West Lifeco, Inc.	523,653
7,718	H&R Real Estate Investment Trust REIT	130,406
3,549	Intact Financial Corp.	280,666
30,234	Power Corp. of Canada	601,319
31,603	Power Financial Corp.	648,760
6,316	RioCan Real Estate Investment Trust REIT	119,895
28,035	Shaw Communications, Inc., Class B	569,538
11,028	Sun Life Financial, Inc.	398,026
16,761	TELUS Corp.	587,330
6,655	Toronto-Dominion Bank (The)	374,987

		5,555,691

	Finland - 1.6%
11,719	Elisa Oyj	491,486

	France - 8.0%
5,180	Cie Generale des Etablissements Michelin SCA	563,709
1,039	Covivio REIT	106,463
6,078	Danone SA	442,862
647	Gecina SA REIT	95,176
1,487	ICADE REIT	125,580
43,364	Orange SA	675,216
5,690	Vinci SA	501,949

		2,510,955

	Germany - 1.4%
2,012	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	449,036

	Hong Kong - 0.2%
23,578	Hong Kong & China Gas Co. Ltd.	51,142

	Italy - 0.3%
17,682	Terna Rete Elettrica Nazionale SpA	108,994

	Japan - 1.0%
81	GLP J-Reit REIT	86,113
11	Kenedix Office Investment Corp. REIT	75,503
2,935	Osaka Gas Co. Ltd.	57,902
54	United Urban Investment Corp. REIT	86,188

		305,706

	Singapore - 4.1%
81,679	Mapletree Commercial Trust REIT	$106,909
80,727	Singapore Exchange Ltd.	458,673
327,662	Singapore Telecommunications Ltd.	735,908

		1,301,490

	South Korea - 1.3%
5,448	Hyundai Motor Co. (2nd Preference Shares)	411,789

	Spain - 0.4%
14,735	Iberdrola SA	121,735

	Sweden - 2.8%
14,026	ICA Gruppen AB(a)	492,997
24,426	Securitas AB, Class B	392,150

		885,147

	Switzerland - 6.6%
648	Helvetia Holding AG	384,058
4,744	Nestle SA	413,337
939	PSP Swiss Property AG	96,730
1,832	Roche Holding AG-BR	481,959
1,586	Swiss Prime Site AG(b)	134,525
1,178	Swisscom AG	565,193

		2,075,802

	United Kingdom - 4.6%
140,671	DS Smith PLC	623,974
9,761	Experian PLC	245,503
15,850	RELX PLC	351,633
14,656	SSE PLC	225,567

		1,446,677

	United States - 35.7%
2,526	Air Products & Chemicals, Inc.	415,249
1,104	American Electric Power Co., Inc.	87,348
1,835	American National Insurance Co.	255,414
1,370	Apartment Investment & Management Co., Class A REIT	67,842
1,857	Aqua America, Inc.	65,088
48,364	Arbor Realty Trust, Inc. REIT(a)	578,433
346	AvalonBay Communities, Inc. REIT	66,750
728	Camden Property Trust REIT	70,580
2,289	Clorox Co. (The)	339,642
6,166	Colgate-Palmolive Co.	398,817
4,410	Cracker Barrel Old Country Store, Inc.	737,705
725	Crown Castle International Corp. REIT	84,869
1,796	Dominion Energy, Inc.	126,151
713	DTE Energy Co.	83,956
1,258	Duke Energy Corp.	110,427
2,367	Eli Lilly & Co.	283,709
1,214	Entergy Corp.	108,277
218	Essex Property Trust, Inc. REIT	59,122
1,150	Everest Re Group Ltd.	251,908
1,122	Eversource Energy	77,878
8,841	Exxon Mobil Corp.	647,868
4,364	Genuine Parts Co.	435,614
4,025	Hubbell, Inc.	440,053
3,020	Johnson & Johnson	401,902
1,457	NorthWestern Corp.	93,117
4,259	PepsiCo, Inc.	479,862
10,865	Pfizer, Inc.	461,219
1,604	Portland General Electric Co.	77,505
4,935	Procter & Gamble Co. (The)	476,079
397	PS Business Parks, Inc. REIT	57,640
1,667	Public Service Enterprise Group, Inc.	90,935
717	Sempra Energy	83,875

Schedule of Investments

12,590	Six Flags Entertainment Corp.	$775,418
2,716	Southern Co. (The)	131,998
969	Spire, Inc.	76,910
25,660	Starwood Property Trust, Inc. REIT	566,573
6,174	Telephone & Data Systems, Inc.	223,622
2,015	Travelers Cos., Inc. (The)	252,963
1,459	UDR, Inc. REIT	63,831
5,011	United Parcel Service, Inc., Class B	528,159
9,218	Verizon Communications, Inc.	507,543
1,637	WP Carey, Inc. REIT	122,595

		11,264,446

	Total Common Stocks & Other Equity Interests (Cost $31,701,979)	31,440,804

	Money Market Fund - 0.0%
695	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $695)	695

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $31,702,674) - 99.8%	31,441,499

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.0%
945,737	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $945,737)	945,737

	Total Investments in Securities (Cost $32,648,411) - 102.8%	32,387,236
	Other assets less liabilities - (2.8)%	(886,852)

	Net Assets - 100.0%	$31,500,384

Investment Abbreviations:

BR - Bearer Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2019.
(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Global Water Index ETF (CGW)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Austria - 1.8%
199,791	ANDRITZ AG	$9,885,264

	Brazil - 2.3%
1,091,657	Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,936,135

	Canada - 3.0%
1,503,349	Algonquin Power & Utilities Corp.	16,609,757

	China - 5.0%
17,738,489	Beijing Enterprises Water Group Ltd.	10,240,656
9,188,410	Guangdong Investment Ltd.	17,518,016

		27,758,672

	France - 8.4%
1,354,012	Suez	17,377,692
1,376,115	Veolia Environnement SA	29,085,596

		46,463,288

	Hong Kong - 0.5%
2,723,409	China Water Affairs Group Ltd.	2,894,622

	Italy - 0.4%
142,855	ACEA SpA	2,183,400

	Japan - 2.8%
263,954	Ebara Corp.	7,261,585
297,588	Kurita Water Industries Ltd.	7,547,026
30,272	METAWATER Co. Ltd.	842,821

		15,651,432

	Netherlands - 1.7%
267,848	Aalberts Industries NV	9,401,594

	Singapore - 1.0%
2,910,527	Sembcorp Industries Ltd.	5,606,117

	South Korea - 2.0%
149,993	Coway Co. Ltd.	11,242,903

	Sweden - 3.4%
834,261	Alfa Laval AB	18,884,927

	Switzerland - 4.4%
62,749	Geberit AG	24,546,807

	United Kingdom - 13.8%
1,052,070	Halma PLC	19,375,240
1,330,253	Pennon Group PLC	13,348,097
767,190	Severn Trent PLC	20,168,867
2,178,129	United Utilities Group PLC	23,804,250

		76,696,454

	United States - 49.2%
114,119	Advanced Drainage Systems, Inc.	2,910,035
103,210	Aegion Corp.(a)	1,873,261
117,341	American States Water Co.	7,946,333
576,539	American Water Works Co., Inc.	55,157,486

568,305	Aqua America, Inc.	$19,919,090
41,605	AquaVenture Holdings Ltd.(a)	874,953
81,056	Badger Meter, Inc.	4,278,946
153,548	California Water Service Group	7,603,697
38,477	Connecticut Water Service, Inc.	2,610,280
263,941	Danaher Corp.	29,276,336
86,521	Energy Recovery, Inc.(a)(b)	657,560
161,715	Evoqua Water Technologies Corp.(a)(b)	1,748,139
51,802	Forterra, Inc.(a)(b)	265,744
107,953	Franklin Electric Co., Inc.	5,157,994
53,083	Gorman-Rupp Co. (The)	1,834,018
195,599	IDEX Corp.	26,965,278
29,947	Lindsay Corp.	2,571,848
52,360	Middlesex Water Co.	2,942,632
440,363	Mueller Water Products, Inc., Class A	4,350,786
464,954	Olin Corp.	10,977,564
449,284	Pentair PLC	18,506,008
69,979	PICO Holdings, Inc.(a)	679,496
1,979,907	Reliance Worldwide Corp. Ltd.(b)	6,943,952
187,533	Select Energy Services, Inc., Class A(a)(b)	1,594,031
50,711	SJW Group	3,040,124
176,752	Tetra Tech, Inc.	9,754,943
77,415	Watts Water Technologies, Inc., Class A	5,796,061
500,081	Xylem, Inc.	35,635,772
41,253	York Water Co. (The)	1,357,224

		273,229,591

	Total Common Stocks & Other Equity Interests (Cost $468,842,822)	553,990,963

	Money Market Fund - 0.0%
44,279	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $44,279)	44,279

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $468,887,101) - 99.7%	554,035,242

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
7,621,724	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $7,621,724)	7,621,724

	Total Investments in Securities (Cost $476,508,825) - 101.1%	561,656,966
	Other assets less liabilities - (1.1)%	(6,156,618)

	Net Assets - 100.0%	$555,500,348

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed Quality ETF (IDHQ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 7.0%
5,765	AGL Energy Ltd.	$90,040
22,519	Alumina Ltd.	39,900
6,644	Aristocrat Leisure Ltd.	119,319
4,426	BlueScope Steel Ltd.	40,179
14,898	Brambles Ltd.	115,581
1,098	CIMIC Group Ltd.	35,875
4,892	Coca-Cola Amatil Ltd.	29,963
749	Cochlear Ltd.	105,633
16,782	Coles Group Ltd.(a)	153,080
4,455	Computershare Ltd.	57,723
3,056	Crown Resorts Ltd.	26,628
4,528	CSL Ltd.	642,886
581	Domino’s Pizza Enterprises Ltd.	19,276
1,230	Magellan Financial Group Ltd.	25,596
24,713	Medibank Private Ltd.	47,211
10,801	Rio Tinto PLC	594,968
40,561	South32 Ltd.	104,400
99,304	Telstra Corp. Ltd.	225,187
11,242	Woolworths Group Ltd.	240,749

		2,714,194

	Belgium - 0.5%
136	Sofina SA	27,029
607	Solvay SA	66,223
1,043	UCB SA	90,525

		183,777

	Canada - 4.1%
8,299	Canadian National Railway Co.	692,900
1,514	Canadian Pacific Railway Ltd.	310,466
2,032	CGI Group, Inc., Class A(a)	134,409
2,381	CI Financial Corp.	32,072
248	Constellation Software, Inc.	185,178
1,822	Gildan Activewear, Inc.	61,695
851	Methanex Corp.	46,396
3,798	Teck Resources Ltd., Class B	92,542
585	West Fraser Timber Co. Ltd.	34,865

		1,590,523

	Chile - 0.1%
6,408	Lundin Mining Corp.	29,276

	Denmark - 5.1%
964	Chr. Hansen Holding A/S	91,557
1,524	Coloplast A/S, Class B	139,403
1,990	DSV A/S	158,848
488	Genmab A/S(a)	71,037
1,403	GN Store Nord A/S	60,545
639	H. Lundbeck A/S	28,057
21,141	Novo Nordisk A/S, Class B	988,350
2,419	Novozymes A/S, Class B	101,156
1,233	Pandora A/S	53,512
68	Rockwool International A/S, Class B	18,226
2,693	Vestas Wind Systems A/S	222,661
978	William Demant Holding A/S(a)	30,902

		1,964,254

	Finland - 1.9%
1,402	Elisa Oyj	$58,799
3,269	Fortum Oyj	74,345
4,483	Kone Oyj, Class B	218,055
1,048	Neste Oyj	96,371
1,152	Nokian Renkaat Oyj	38,360
1,262	Orion Oyj, Class B	44,644
4,713	UPM-Kymmene Oyj	136,604
3,709	Wartsila Oyj Abp(b)	60,540

		727,718

	France - 4.7%
2,306	Accor SA	100,628
2,355	Bureau Veritas SA	52,424
23	Dassault Aviation SA	34,335
1,610	EssilorLuxottica SA	204,414
387	Hermes International	232,867
875	Kering SA	439,258
2,257	L’Oreal SA	544,116
1,843	Publicis Groupe SA	112,716
866	Thales SA	96,050

		1,816,808

	Germany - 10.4%
1,973	adidas AG	470,216
8,320	BASF SE	609,276
8,103	Bayer AG	615,513
921	Continental AG	145,469
2,806	Covestro AG(c)	155,127
2,162	Fresenius Medical Care AG & Co. KGaA	159,663
508	Hannover Rueck SE	73,388
163	HOCHTIEF AG	24,408
8,951	Infineon Technologies AG	199,408
1,063	Merck KGaA	111,704
1,414	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	315,575
10,160	SAP SE	1,052,142
4,992	TUI AG	75,780

		4,007,669

	Hong Kong - 2.6%
12,787	Bank of East Asia Ltd. (The)	42,940
2,653	Dairy Farm International Holdings Ltd.	23,957
7,123	Hang Seng Bank Ltd.	163,036
12,718	Hong Kong Exchanges & Clearing Ltd.	395,477
17,502	Link REIT	191,822
13,567	Power Assets Holdings Ltd.	91,205
11,442	Techtronic Industries Co. Ltd.	66,275
12,507	Wharf Holdings Ltd. (The)	37,696

		1,012,408

	Ireland - 0.6%
7,498	AIB Group PLC	33,554
8,358	Bank of Ireland Group PLC	50,158
1,648	Glanbia PLC	31,580
1,184	Kingspan Group PLC	48,501
1,068	Ryanair Holdings PLC ADR(a)	75,828

		239,621

	Israel - 0.7%
1,301	Check Point Software Technologies Ltd.(a)	145,608
8,164	Israel Chemicals Ltd.	47,300
66	Israel Corp. Ltd. (The)	19,001
11,104	Israel Discount Bank Ltd., Class A	39,211
373	Mellanox Technologies Ltd.(a)	34,842

		285,962

	Italy - 1.9%
5,043	Davide Campari-Milano SpA	45,396
237	DiaSorin SpA	21,742
21,944	Eni SpA	372,809
1,315	Ferrari NV	163,866
1,964	Moncler SpA	74,143
893	Salvatore Ferragamo SpA	17,927
8,272	UnipolSai Assicurazioni SpA(b)	20,692

		716,575

Schedule of Investments

	Japan - 15.3%
2,478	Advantest Corp.	$56,309
17,771	Astellas Pharma, Inc.	262,817
954	Capcom Co. Ltd.	20,425
7,046	Chiba Bank Ltd. (The)	42,860
348	Disco Corp.	51,418
2,970	Eisai Co. Ltd.	229,757
742	Fancl Corp.	16,049
8,867	GungHo Online Entertainment, Inc.	20,939
4,314	Gunma Bank Ltd. (The)	19,027
2,669	Haseko Corp.	29,552
738	Hisamitsu Pharmaceutical Co., Inc.	37,636
587	Hoshizaki Corp.	41,640
2,945	Hoya Corp.	170,427
5,032	Japan Exchange Group, Inc.	88,359
768	Kagome Co. Ltd.	20,430
423	Kaken Pharmaceutical Co. Ltd.	19,939
3,735	Kao Corp.	263,300
10,360	Kirin Holdings Co. Ltd.	246,553
1,279	Koito Manufacturing Co. Ltd.	76,742
918	Konami Holdings Corp.	42,260
254	Kose Corp.	37,319
3,481	M3, Inc.	50,058
580	McDonald’s Holdings Co. Japan Ltd.	25,661
1,858	Mitsubishi Gas Chemical Co., Inc.	29,279
832	Mixi, Inc.	21,047
1,267	MonotaRO Co. Ltd.	26,928
1,377	Nihon M&A Center, Inc.	34,378
3,523	Nikon Corp.	60,341
1,060	Nintendo Co. Ltd.	329,503
1,263	Nissan Chemical Corp.	67,078
983	Nomura Research Institute Ltd.	40,104
10,394	NTT DoCoMo, Inc.	248,843
496	Oracle Corp. Japan	36,096
954	Otsuka Corp.	30,769
1,143	Pigeon Corp.	44,531
16,760	Recruit Holdings Co. Ltd.	448,530
242	Ryohin Keikaku Co. Ltd.	57,148
3,348	Santen Pharmaceutical Co. Ltd.	46,115
494	Seria Co. Ltd.	15,206
742	Shimano, Inc.	103,770
2,595	Shionogi & Co. Ltd.	159,425
4,531	Shiseido Co. Ltd.	269,578
1,484	Showa Denko K.K.	49,635
2,142	Showa Shell Sekiyu K.K.	31,885
11,456	Sony Corp.	575,484
5,787	Subaru Corp.	135,702
2,334	SUMCO Corp.	32,298
1,748	Sumitomo Dainippon Pharma Co. Ltd.	40,893
514	Sundrug Co. Ltd.	16,412
865	Suzuken Co. Ltd.	45,305
2,411	Taisei Corp.	113,206
2,546	Tokai Carbon Co. Ltd.	34,764
6,470	Tokio Marine Holdings, Inc.	315,801
1,783	Tokyo Electron Ltd.	256,154
3,061	Tosoh Corp.	43,399
3,160	Unicharm Corp.	97,387
12,345	Yahoo! Japan Corp.	33,236
1,267	Yamaha Corp.	55,416
2,341	Yaskawa Electric Corp.	65,822
528	Zenkoku Hosho Co. Ltd.	18,460

		5,899,405

	Luxembourg - 0.1%
449	RTL Group SA	24,606

	Macau - 0.4%
29,291	Sands China Ltd.	$139,237

	Mexico - 0.1%
1,779	Fresnillo PLC(b)	23,519

	Netherlands - 5.0%
3,833	ASML Holding NV	673,888
10,635	Koninklijke Ahold Delhaize NV	280,916
1,515	Koninklijke DSM NV	141,818
8,096	Koninklijke Philips NV	319,196
3,672	NXP Semiconductors NV	319,574
3,125	Wolters Kluwer NV	195,066

		1,930,458

	New Zealand - 0.3%
5,193	Fisher & Paykel Healthcare Corp. Ltd.	45,239
16,348	Spark New Zealand Ltd.	45,980
4,734	Z Energy Ltd.	19,701

		110,920

	Norway - 0.9%
1,372	Austevoll Seafood ASA	17,493
1,400	Kongsberg Gruppen ASA	19,512
2,645	Leroy Seafood Group ASA	21,082
3,316	Mowi ASA	73,063
8,058	Orkla ASA	64,954
703	Salmar ASA	36,805
6,883	Telenor ASA	130,249

		363,158

	Portugal - 0.3%
4,356	Galp Energia SGPS SA	68,202
2,174	Jeronimo Martins SGPS SA	30,858
4,549	Navigator Co. SA (The)	22,309

		121,369

	Singapore - 0.6%
17,342	ComfortDelGro Corp. Ltd.	30,050
51,582	Genting Singapore Ltd.	42,197
5,872	SATS Ltd.	21,136
10,288	Singapore Exchange Ltd.	58,454
17,079	Singapore Technologies Engineering Ltd.	47,249
2,637	Venture Corp. Ltd.	31,888

		230,974

	South Korea - 6.9%
141	BGF Retail Co. Ltd.(a)	23,317
586	Coway Co. Ltd.	43,924
78	Hyundai Heavy Industries Holdings Co. Ltd.(a)	25,167
342	Hyundai Mipo Dockyard Co. Ltd.	19,303
1,014	KT&G Corp.(a)	90,314
250	Kumho Petrochemical Co. Ltd.	20,222
79	LG Household & Health Care Ltd.	89,817
40	Medy-Tox, Inc.	18,622
187	OCI Co. Ltd.(a)	17,983
722	Orange Life Insurance Ltd.(c)	19,435
114	Pearl Abyss Corp.(a)	19,805
45,444	Samsung Electronics Co. Ltd.	1,884,906
6,201	SK Hynix, Inc.	411,858

		2,684,673

	Spain - 2.4%
609	Aena SME SA(c)	105,379
5,068	Amadeus IT Group SA	369,154
2,317	Endesa SA	58,012
12,896	Industria de Diseno Textil SA	360,319
8,797	Mapfre SA	24,508

		917,372

Schedule of Investments

	Sweden - 3.1%
2,683	Alfa Laval AB	$60,734
9,062	Atlas Copco AB, Class A	235,884
1,110	Axfood AB	19,434
2,652	Boliden AB	66,188
7,989	Epiroc AB, Class A(a)	76,559
7,734	Hennes & Mauritz AB, Class B	120,191
2,252	Hexpol AB, Class B	19,926
12,784	Sandvik AB	203,900
3,782	SKF AB, Class B	63,478
5,998	Svenska Cellulosa AB SCA, Class B	52,679
1,784	Swedish Orphan Biovitrum AB(a)	42,119
16,109	Volvo AB, Class B	231,559

		1,192,651

	Switzerland - 11.5%
399	Geberit AG	156,085
63	Givaudan SA	152,912
580	Kuehne + Nagel International AG	78,573
20,849	Novartis AG	1,817,799
256	Partners Group Holding AG	176,111
7,163	Roche Holding AG	1,905,729
58	SGS SA	140,016

		4,427,225

	United Kingdom - 12.7%
3,092	Admiral Group PLC	84,235
4,958	Ashtead Group PLC	125,777
8,123	Barratt Developments PLC	57,552
1,401	Berkeley Group Holdings PLC (The)	69,166
5,783	Burberry Group PLC	137,045
16,949	Compass Group PLC	363,529
23,672	Diageo PLC	903,508
11,638	Direct Line Insurance Group PLC	51,546
2,210	easyJet PLC	36,746
8,256	Experian PLC	207,650
3,282	Hargreaves Lansdown PLC	70,502
2,735	IMI PLC	34,431
10,107	International Consolidated Airlines Group SA	85,621
1,930	Intertek Group PLC	124,605
39,608	ITV PLC	67,368
76,957	Legal & General Group PLC	262,599
3,022	Mondi PLC	73,126
28,527	National Grid PLC	309,663
1,257	Next PLC	80,146
8,217	Pearson PLC	97,930
3,348	Persimmon PLC	104,598
19,522	RELX PLC	433,097
7,925	Royal Mail PLC	27,949
9,390	RSA Insurance Group PLC	63,341
10,020	Sage Group PLC (The)	82,512
4,935	St. James’s Place PLC	60,893
29,128	Standard Life Aberdeen PLC	96,423
31,219	Taylor Wimpey PLC	67,822
13,711	Unilever NV CVA	733,851

		4,913,231

	United States - 0.6%
2,651	Ferguson PLC	177,641
484	ICON PLC(a)	67,702

		245,343

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $38,436,387) - 99.8%	38,512,926

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
96,292	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $96,292)	$96,292

	Total Investments in Securities (Cost $38,532,679) - 100.0%	38,609,218
	Other assets less liabilities - (0.0)%	(12,808)

	Net Assets - 100.0%	$38,596,410

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $279,941, which represented less than 1% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Zacks International Multi-Asset Income ETF (HGI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 90.0%
	Argentina - 1.4%
1,798	Banco Macro SA ADR	$104,050
899	Grupo Financiero Galicia SA ADR	32,823

		136,873

	Australia - 3.8%
34,648	Alumina Ltd.	61,390
22,545	Beach Energy Ltd.	29,590
24,539	Fortescue Metals Group Ltd.	101,093
2,674	National Australia Bank Ltd.	46,521
31,681	Telstra Corp. Ltd.	71,842
2,473	Westpac Banking Corp.	44,268

		354,704

	Austria - 0.6%
1,771	voestalpine AG	56,656

	Belgium - 0.3%
3,391	bpost SA	31,109

	Brazil - 3.7%
3,924	Banco Santander Brasil SA ADR	52,189
2,060	Braskem SA ADR	58,710
10,691	Cia de Saneamento Basico do Estado de Sao Paulo ADR	126,688
1,376	Embraer SA ADR	29,281
6,301	Telefonica Brasil SA (Preference Shares) ADR	84,434

		351,302

	Canada - 1.7%
3,217	Canadian Natural Resources Ltd.	86,408
8,886	Enerplus Corp.	76,953

		163,361

	Chile - 3.4%
1,448	Banco de Chile ADR	45,989
1,933	Banco Santander Chile ADR	62,513
1,251	Cia Cervecerias Unidas SA ADR	34,915
13,132	Enel Americas SA ADR	135,785
931	Sociedad Quimica y Minera de Chile SA ADR	39,716

		318,918

	China - 7.2%
25,000	Beijing Enterprises Holdings Ltd.	141,620
3,084	China Life Insurance Co. Ltd. ADR	38,026
6,000	China Mengniu Dairy Co. Ltd.(a)	18,543
28,000	China Merchants Port Holdings Co. Ltd.	55,310
1,935	China Petroleum & Chemical Corp. ADR	161,476
44,611	China Resources Power Holdings Co. Ltd.	89,259
969	China Southern Airlines Co. Ltd. ADR	34,758
939	China Telecom Corp. Ltd. ADR	51,241
1,936	Sinopec Shanghai Petrochemical Co. Ltd. ADR	92,618

		682,851

	Colombia - 0.6%
1,173	Bancolombia SA ADR	52,316

	Denmark - 0.8%
81	DSV A/S	$6,466
179	GN Store Nord A/S	7,725
890	H. Lundbeck A/S	39,077
556	Novozymes A/S, Class B	23,250

		76,518

	Finland - 1.1%
4,899	Nordea Bank Abp	44,495
4,223	Stora Enso Oyj, Class R	56,670

		101,165

	France - 3.8%
298	Airbus SE	34,269
498	Alstom SA	20,103
1,091	Danone SA	79,494
97	Ipsen SA	12,243
547	Safran SA	71,866
822	Sodexo SA(b)	85,832
2,036	Vivendi SA	51,957

		355,764

	Germany - 4.6%
122	adidas AG	29,076
3,104	Deutsche Lufthansa AG	78,571
7,479	E.ON SE	83,072
739	HeidelbergCement AG	51,183
1,495	Infineon Technologies AG	33,305
522	KION Group AG	30,200
138	MTU Aero Engines AG	29,801
1,948	Vonovia SE	97,925

		433,133

	Hong Kong - 5.5%
7,620	AIA Group Ltd.	68,463
16,000	Cathay Pacific Airways Ltd.	24,550
15,000	Haier Electronics Group Co. Ltd.(a)	43,107
1,200	Jardine Matheson Holdings Ltd.	80,184
68,861	Nine Dragons Paper Holdings Ltd.	69,855
139,289	PCCW Ltd.	82,899
7,326	Power Assets Holdings Ltd.	49,250
30,000	Yue Yuen Industrial Holdings Ltd.	102,464

		520,772

	India - 2.1%
4,402	Infosys Ltd. ADR	47,542
13,153	Vedanta Ltd. ADR	146,919

		194,461

	Indonesia - 0.7%
2,348	PT Telekomunikasi Indonesia Persero Tbk ADR	65,674

	Ireland - 1.9%
2,779	CRH PLC	80,038
4,277	Glanbia PLC	81,958
206	Kerry Group PLC, Class A	21,096

		183,092

	Israel - 1.0%
8,782	Bank Hapoalim BM	59,437
1,370	Delta Galil Industries Ltd.	39,630

		99,067

	Italy - 2.0%
22,712	Enel SpA	137,237
21,522	Intesa Sanpaolo SpA	49,262

		186,499

	Japan - 4.7%
2,300	Ajinomoto Co., Inc.	39,753
3,676	Asahi Kasei Corp.	40,263
2,300	Kirin Holdings Co. Ltd.	54,737
2,600	Komatsu Ltd.	65,974
1,800	MinebeaMitsumi, Inc.	29,473
3,585	Mitsubishi Corp.	104,786

Schedule of Investments

55,200	Mizuho Financial Group, Inc.	$90,994
100	Shiseido Co. Ltd.	5,950
177	Sony Corp.	8,891

		440,821

	Mexico - 2.0%
1,889	America Movil SAB de CV, Class L ADR	30,318
245	Fomento Economico Mexicano SAB de CV ADR	22,300
899	Grupo Aeroportuario del Centro Norte SAB de CV ADR	40,293
764	Grupo Aeroportuario del Pacifico SAB de CV ADR	68,867
144	Grupo Aeroportuario del Sureste SAB de CV ADR	26,201

		187,979

	Netherlands - 3.3%
116	ASML Holding NV	20,394
4,161	BE Semiconductor Industries NV	108,215
3,625	Koninklijke Ahold Delhaize NV	95,752
1,752	Randstad NV	84,655

		309,016

	Norway - 0.9%
18,035	Norsk Hydro ASA	83,329

	Portugal - 0.6%
3,730	Jeronimo Martins SGPS SA	52,943

	Russia - 3.7%
40,596	Mobile TeleSystems PJSC ADR	349,126

	Singapore - 1.7%
42,500	CapitaLand Ltd.	105,250
23,000	Singapore Telecommunications Ltd.	51,657

		156,907

	Spain - 0.9%
445	Amadeus IT Group SA	32,414
2,083	Grifols SA	54,375

		86,789

	Sweden - 2.1%
3,139	Electrolux AB, Series B	74,144
3,773	Sandvik AB	60,178
4,330	Volvo AB, Class B	62,242

		196,564

	Switzerland - 0.7%
1,389	Adecco Group AG	69,625

	Taiwan - 0.6%
542	Silicon Motion Technology Corp. ADR	21,122
938	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,287

		56,409

	United Kingdom - 16.0%
2,466	Ashtead Group PLC	62,559
10,740	B&M European Value Retail SA	45,803
13,167	Balfour Beatty PLC	47,458
38,085	Barclays PLC	79,247
2,136	Berkeley Group Holdings PLC (The)	105,452
26,690	BT Group PLC	81,594
48,545	Centrica PLC	87,103
9,856	Dairy Crest Group PLC	62,673
320,994	Debenhams PLC(b)	15,776
12,906	Greene King PLC	101,863
10,411	International Consolidated Airlines Group SA	88,197
15,593	Marks & Spencer Group PLC	59,238
57,237	Mitie Group PLC	88,393

3,374	Mondi PLC	$81,643
5,797	National Grid PLC	62,927
2,261	Persimmon PLC	70,638
3,179	Rolls-Royce Holdings PLC	36,984
8,802	Royal Mail PLC	31,042
5,279	SSE PLC	81,248
7,150	Superdry PLC	48,532
18,902	Thomas Cook Group PLC	8,618
5,625	United Utilities Group PLC	61,474
38,164	Vodafone Group PLC	69,571
15,665	William Hill PLC	36,309

		1,514,342

	United States - 6.6%
1,707	Anadarko Petroleum Corp.	80,792
2,507	Apache Corp.	82,280
1,533	BP Prudhoe Bay Royalty Trust(b)	37,099
4,613	Cabot Oil & Gas Corp.	115,094
1,302	Cimarex Energy Co.	98,093
2,561	Devon Energy Corp.	68,251
2,324	Murphy Oil Corp.	63,561
3,698	Noble Energy, Inc.	82,613

		627,783

	Total Common Stocks & Other Equity Interests (Cost $8,950,109)	8,495,868

	Closed-End Funds - 9.9%
4,800	AllianceBernstein Global High Income Fund, Inc.	54,960
3,900	Ares Dynamic Credit Allocation Fund, Inc.	57,057
3,812	Barings Global Short Duration High Yield Fund	66,786
5,700	BlackRock Corporate High Yield Fund, Inc.	57,057
5,176	BlackRock Debt Strategies Fund, Inc.	54,296
3,972	BlackRock Multi-Sector Income Trust	66,094
3,752	DoubleLine Income Solutions Fund	72,827
3,100	Eaton Vance Tax-Advantaged Global Dividend Income Fund(b)	46,717
3,102	First Trust Intermediate Duration Preferred & Income Fund	66,476
9,940	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	67,592
4,210	Nuveen Global High Income Fund	62,645
4,055	PGIM Global Short Duration High Yield Fund, Inc.	56,162
6,900	Templeton Emerging Markets Income Fund	72,036
4,500	Western Asset Emerging Markets Debt Fund, Inc.	61,380
10,611	Western Asset High Income Fund II, Inc.	67,698

	Total Closed-End Funds (Cost $975,208)	929,783

	Money Market Fund - 0.9%
87,795	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $87,795)	87,795

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $10,013,112) - 100.8%	9,513,446

Schedule of Investments

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
141,304	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $141,304)	$141,304

	Total Investments in Securities (Cost $10,154,416) -102.3%	9,654,750
	Other assets less liabilities - (2.3)%	(215,539)

	Net Assets - 100.0%	$9,439,211

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)

January 31, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 69.3%
		Australia - 6.8%
CNH	10,000,000	Australia & New Zealand Banking Group Ltd., EMTN	4.750%	01/30/2025	$1,503,016
CNH	20,000,000	Commonwealth Bank of Australia, EMTN	4.200	10/26/2020	3,022,404

					4,525,420

		China - 42.5%
CNH	7,000,000	Bank of China Ltd., EMTN	4.880	04/20/2020	1,063,389
CNH	8,000,000	Bank of China Ltd., EMTN	4.500	11/22/2020	1,215,898
CNH	6,000,000	China Development Bank	4.200	01/19/2027	913,846
CNH	20,000,000	Chong Qing Grain Group Co. Ltd.	4.020	07/14/2019	2,988,902
CNH	20,000,000	CNI Capital Ltd.	4.300	11/11/2019	2,978,962
CNH	15,000,000	Fantasia Holdings Group Co. Ltd.	9.500	05/04/2019	2,224,729
CNH	5,000,000	Franshion Brilliant Ltd.	5.200	03/08/2021	746,497
CNH	20,000,000	Greenland Global Investment Ltd., EMTN	7.125	03/20/2021	2,950,100
CNH	7,000,000	Industrial & Commercial Bank of China Ltd., EMTN	4.500	10/22/2021	1,067,898
CNH	21,000,000	Lenovo Group Ltd.	4.950	06/10/2020	3,137,762
CNH	20,000,000	Shimao Property Holdings Ltd.	5.750	03/15/2021	2,989,520
CNH	20,000,000	Shui On Development Holding Ltd.	6.875	03/02/2021	2,998,563
CNH	20,000,000	Sinochem Offshore Capital Co. Ltd., EMTN	4.400	02/14/2021	3,017,144

					28,293,210

		France - 2.3%
CNH	10,000,000	BNP Paribas SA, EMTN	5.000	03/17/2025	1,503,101

		Germany - 3.2%
CNH	14,000,000	BMW Finance NV, EMTN	4.250	10/18/2020	2,109,461

		India - 2.1%
CNH	20,000,000	ITNL Offshore Pte Ltd.	7.500	01/18/2021	1,370,512

		New Zealand - 2.2%
CNH	9,890,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	1,480,964

		Singapore - 3.4%
CNH	15,000,000	BOC Aviation Ltd., EMTN	4.500	10/17/2020	2,270,193

		South Korea - 4.6%
CNH	20,000,000	Korea Development Bank (The), EMTN	4.500	11/10/2020	3,038,719

		Supranational - 2.2%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,483,638

		Total Corporate Bonds (Cost $48,555,826)			46,075,218

		Sovereign Debt Obligations - 22.9%
		China - 22.9%
CNH	15,000,000	China Government Bond	3.990	06/26/2020	2,268,762
CNH	20,000,000	China Government Bond	3.650	07/09/2020	3,012,165
CNH	6,000,000	China Government Bond	2.480	12/01/2020	887,173
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,468,641
CNH	15,000,000	China Government Bond	3.550	12/12/2021	2,267,934
CNH	6,500,000	China Government Bond	3.100	06/29/2022	969,777
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,340,883
CNH	5,000,000	China Government Bond	3.380	11/21/2024	750,261
CNH	15,000,000	China Government Bond	3.850	12/12/2026	2,309,025

		Total Sovereign Debt Obligations (Cost $15,424,395)			15,274,621

Schedule of Investments

Number of Shares
	Money Market Fund - 6.7%
4,440,708	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $4,440,708)	$4,440,708

	Total Investments in Securities (Cost $68,420,929) - 98.9%	65,790,547
	Other assets less liabilities - 1.1%	707,267

	Net Assets - 100.0%	$66,497,814

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Sovereign Debt ETF (PCY)

January 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 98.3%
	Argentina - 2.3%
$33,723,000	Argentine Republic Government International Bond	7.125%	07/06/2036	$26,771,846
32,592,000	Argentine Republic Government International Bond	7.625	04/22/2046	26,525,814
34,730,000	Argentine Republic Government International Bond	7.125	06/28/2117	27,081,065

				80,378,725

	Bahrain - 2.9%
33,675,000	Bahrain Government International Bond(a)	6.750	09/20/2029	34,209,422
38,130,000	Bahrain Government International Bond(a)	6.000	09/19/2044	33,328,899
32,692,000	Bahrain Government International Bond(a)	7.500	09/20/2047	32,712,073

				100,250,394

	Brazil - 2.9%
25,136,000	Brazil Government International Bond	8.250	01/20/2034	32,142,660
32,960,000	Brazil Government International Bond	5.625	01/07/2041	33,364,090
34,300,000	Brazilian Government International Bond	5.625	02/21/2047	34,201,730

				99,708,480

	Chile - 2.8%
31,997,000	Chile Government International Bond	3.125	01/21/2026	31,610,636
34,141,000	Chile Government International Bond	3.240	02/06/2028	33,714,237
33,962,000	Chile Government International Bond	3.860	06/21/2047	33,016,838

				98,341,711

	China - 2.7%
68,800,000	China Government International Bond	3.500	10/19/2028	69,972,834
24,200,000	China Government International Bond	4.000	10/19/2048	24,250,844

				94,223,678

	Colombia - 2.9%
25,687,000	Colombia Government International Bond	7.375	09/18/2037	32,783,034
27,911,000	Colombia Government International Bond	6.125	01/18/2041	31,958,095
30,908,000	Colombia Government International Bond	5.625	02/26/2044	33,766,990

				98,508,119

	Costa Rica - 2.4%
35,633,000	Costa Rica Government International Bond(a)	5.625	04/30/2043	28,788,970
29,554,000	Costa Rica Government International Bond(a)	7.000	04/04/2044	26,527,670
29,360,000	Costa Rica Government International Bond(a)	7.158	03/12/2045	26,680,900

				81,997,540

	Croatia - 2.7%
44,155,000	Croatia Government International Bond(a)	5.500	04/04/2023	47,245,938
43,191,000	Croatia Government International Bond(a)	6.000	01/26/2024	47,598,987

				94,844,925

	Dominican Republic - 2.6%
27,250,000	Dominican Republic International Bond(a)	7.450	04/30/2044	29,753,594
28,824,000	Dominican Republic International Bond(a)	6.850	01/27/2045	29,904,900
30,755,000	Dominican Republic International Bond(a)	6.500	02/15/2048	30,601,225

				90,259,719

	Ecuador - 2.5%
29,558,000	Ecuador Government International Bond(a)	9.650	12/13/2026	29,009,699
28,415,000	Ecuador Government International Bond(a)	9.625	06/02/2027	27,774,242
30,423,000	Ecuador Government International Bond(a)	8.875	10/23/2027	28,520,041

				85,303,982

	Egypt - 2.4%
31,190,000	Egypt Government International Bond(a)	6.875	04/30/2040	27,009,729
28,303,000	Egypt Government International Bond, GMTN(a)	8.500	01/31/2047	27,323,745
30,062,000	Egypt Government International Bond(a)	7.903	02/21/2048	27,772,057

				82,105,531

	El Salvador - 2.6%
27,260,000	El Salvador Government International Bond(a)	8.250	04/10/2032	28,721,954
29,790,000	El Salvador Government International Bond(a)	7.650	06/15/2035	29,938,950
30,032,000	El Salvador Government International Bond(a)	7.625	02/01/2041	29,809,162

				88,470,066

	Hungary - 2.7%
28,771,500	Hungary Government International Bond	5.750	11/22/2023	31,469,317
28,954,000	Hungary Government International Bond	5.375	03/25/2024	31,323,624
21,333,000	Hungary Government International Bond	7.625	03/29/2041	30,757,600

				93,550,541

Schedule of Investments

	Indonesia - 2.7%
$22,123,000	Indonesia Government International Bond(a)	8.500%	10/12/2035	$30,892,756
26,046,000	Indonesia Government International Bond(a)	6.625	02/17/2037	31,102,284
23,647,000	Indonesia Government International Bond(a)	7.750	01/17/2038	31,725,076

				93,720,116

	Jordan - 2.6%
30,851,000	Jordan Government International Bond(a)	6.125	01/29/2026	30,749,562
31,486,000	Jordan Government International Bond(a)	5.750	01/31/2027	30,505,967
29,209,000	Jordan Government International Bond(a)	7.375	10/10/2047	27,839,448

				89,094,977

	Kazakhstan - 2.8%
29,304,000	Kazakhstan Government International Bond, EMTN(a)	5.125	07/21/2025	31,621,624
30,925,000	Kazakhstan Government International Bond(a)	4.875	10/14/2044	32,219,985
25,588,000	Kazakhstan Government International Bond, EMTN(a)	6.500	07/21/2045	32,031,186

				95,872,795

	Lebanon - 2.4%
29,891,000	Lebanon Government International Bond	6.650	04/22/2024	25,860,498
33,460,000	Lebanon Government International Bond	6.750	11/29/2027	27,753,732
35,321,000	Lebanon Government International Bond, EMTN	6.650	02/26/2030	28,420,689

				82,034,919

	Lithuania - 1.3%
42,386,000	Lithuania Government International Bond(a)	6.625	02/01/2022	46,423,267

	Mexico - 2.8%
29,255,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	32,107,362
35,359,750	Mexico Government International Bond	4.600	01/23/2046	32,681,603
30,800,000	Mexico Government International Bond, GMTN	5.750	10/12/2110	30,299,500

				95,088,465

	Nigeria - 2.5%
29,050,000	Nigeria Government International Bond(a)	7.875	02/16/2032	28,936,705
30,860,000	Nigeria Government International Bond(a)	7.696	02/23/2038	29,730,215
30,560,000	Nigeria Government International Bond, EMTN(a)	7.625	11/28/2047	28,763,989

				87,430,909

	Oman - 2.4%
31,982,000	Oman Government International Bond(a)	5.625	01/17/2028	29,212,487
32,715,000	Oman Government International Bond(a)	6.500	03/08/2047	27,559,476
31,966,000	Oman Government International Bond(a)	6.750	01/17/2048	27,357,813

				84,129,776

	Pakistan - 2.7%
29,116,000	Pakistan Government International Bond(a)	8.250	04/15/2024	31,094,432
28,544,000	Pakistan Government International Bond(a)	8.250	09/30/2025	30,435,040
31,674,000	Pakistan Government International Bond(a)	6.875	12/05/2027	30,961,335

				92,490,807

	Panama - 2.7%
25,928,500	Panama Government International Bond	7.125	01/29/2026	31,144,018
22,249,500	Panama Government International Bond	8.875	09/30/2027	29,869,954
32,392,000	Panama Government International Bond	3.875	03/17/2028	33,072,556

				94,086,528

	Paraguay - 2.7%
29,591,000	Paraguay Government International Bond(a)	5.000	04/15/2026	30,589,696
28,925,000	Paraguay Government International Bond(a)	6.100	08/11/2044	31,672,875
29,970,000	Paraguay Government International Bond(a)	5.600	03/13/2048	31,093,875

				93,356,446

	Peru - 2.8%
30,300,000	Peruvian Government International Bond	4.125	08/25/2027	32,163,753
20,616,500	Peruvian Government International Bond	8.750	11/21/2033	31,130,915
26,473,000	Peruvian Government International Bond	5.625	11/18/2050	32,297,060

				95,591,728

	Philippines - 2.7%
20,852,000	Philippine Government International Bond	9.500	02/02/2030	31,492,901
23,090,000	Philippine Government International Bond	7.750	01/14/2031	31,852,794
24,518,000	Philippine Government International Bond	6.375	10/23/2034	31,667,326

				95,013,021

	Poland - 2.8%
32,387,000	Republic of Poland Government International Bond	3.000	03/17/2023	32,268,464
31,053,000	Republic of Poland Government International Bond	4.000	01/22/2024	32,199,321
32,242,000	Republic of Poland Government International Bond	3.250	04/06/2026	32,068,216

				96,536,001

Schedule of Investments

	Qatar - 2.9%
$26,143,000	Qatar Government International Bond(a)	6.400%	01/20/2040	$32,838,719
29,393,000	Qatar Government International Bond(a)	5.750	01/20/2042	34,628,187
31,120,000	Qatar Government International Bond(a)	5.103	04/23/2048	33,460,940

				100,927,846

	Romania - 2.6%
30,451,000	Romanian Government International Bond, EMTN(a)	4.875	01/22/2024	31,675,435
26,342,000	Romanian Government International Bond, EMTN(a)	6.125	01/22/2044	29,410,843
30,650,000	Romanian Government International Bond(a)	5.125	06/15/2048	30,270,859

				91,357,137

	Russia - 2.7%
29,800,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	30,954,899
28,600,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/2042	30,675,988
28,400,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/2043	31,463,366

				93,094,253

	Saudi Arabia - 2.8%
34,507,000	Saudi Government International Bond, EMTN(a)	4.500	10/26/2046	32,263,010
33,575,000	Saudi Government International Bond, EMTN(a)	4.625	10/04/2047	31,680,530
32,438,000	Saudi Government International Bond, EMTN(a)	5.000	04/17/2049	32,220,990

				96,164,530

	Slovenia - 1.4%
43,379,000	Slovenia Government International Bond(a)	5.250	02/18/2024	47,289,053

	South Africa - 2.6%
28,475,000	Republic of South Africa Government International Bond	6.250	03/08/2041	29,484,069
33,360,000	Republic of South Africa Government International Bond	5.375	07/24/2044	31,122,945
30,059,000	Republic of South Africa Government International Bond	6.300	06/22/2048	30,572,077

				91,179,091

	Sri Lanka - 2.6%
31,291,000	Sri Lanka Government International Bond(a)	6.125	06/03/2025	30,005,503
29,740,000	Sri Lanka Government International Bond(a)	6.850	11/03/2025	29,410,421
30,430,000	Sri Lanka Government International Bond(a)	6.825	07/18/2026	29,750,407

				89,166,331

	Trinidad and Tobago - 2.5%
32,705,000	Trinidad & Tobago Government International Bond(a)	4.375	01/16/2024	32,167,657
58,501,000	Trinidad & Tobago Government International Bond(a)	4.500	08/04/2026	54,771,561

				86,939,218

	Turkey - 2.6%
28,053,000	Turkey Government International Bond	8.000	02/14/2034	30,522,085
30,434,000	Turkey Government International Bond	6.875	03/17/2036	29,994,351
28,257,000	Turkey Government International Bond	7.250	03/05/2038	28,844,067

				89,360,503

	Ukraine - 2.4%
30,925,000	Ukraine Government International Bond(a)	7.750	09/01/2025	28,497,233
31,015,000	Ukraine Government International Bond(a)	7.750	09/01/2026	28,274,049
30,152,000	Ukraine Government International Bond(a)	7.750	09/01/2027	27,272,786

				84,044,068

	United Arab Emirates - 2.9%
34,550,000	Abu Dhabi Government International Bond(a)	3.125	10/11/2027	33,820,995
33,200,000	Abu Dhabi Government International Bond(a)	4.125	10/11/2047	32,858,040
32,451,000	Emirate of Dubai Government International Bonds, EMTN	5.250	01/30/2043	33,576,076

				100,255,111

	Total Sovereign Debt Obligations (Cost $3,533,522,805)			3,398,590,307

Number of Shares
	Money Market Fund - 0.5%
17,296,838	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $17,296,838)			17,296,838

	Total Investments in Securities (Cost $3,550,819,643) - 98.8%			3,415,887,145
	Other assets less liabilities - 1.2%			43,008,628

	Net Assets - 100.0%			$3,458,895,773

Schedule of Investments

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $2,061,412,721, which represented 59.60% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Global Short Term High Yield Bond ETF (PGHY)

January 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 85.8%
	Argentina - 0.5%
$500,000	Banco Hipotecario SA(a)	9.750%	11/30/2020	$501,250
125,000	Cia General de Combustibles SA(a)	9.500	11/07/2021	120,625
500,000	YPF SA(a)	8.500	03/23/2021	511,118

				1,132,993

	Australia - 0.3%
669	Emeco Pty Ltd., Series B	9.250	03/31/2022	701
500,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	509,375

				510,076

	Bahrain - 0.7%
600,000	Batelco International Finance No.1 Ltd., EMTN	4.250	05/01/2020	597,174
600,000	BBK BSC	3.500	03/24/2020	591,396
200,000	Mumtalakat Sukuk Holding Co.	4.000	11/25/2021	194,098

				1,382,668

	Bermuda - 0.2%
400,000	Teekay Corp.	8.500	01/15/2020	399,200

	Brazil - 6.0%
600,000	B3 SA - Brasil Bolsa Balcao(a)	5.500	07/16/2020	615,906
700,000	Banco Bradesco SA(a)	6.750	09/29/2019	715,397
500,000	Banco Bradesco SA(a)	5.900	01/16/2021	515,932
700,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	701,750
450,000	Banco Daycoval SA(a)	5.750	03/19/2019	451,406
500,000	Banco do Brasil SA(a)	6.000	01/22/2020	512,875
500,000	Banco do Brasil SA(a)	5.375	01/15/2021	513,500
550,000	Banco do Nordeste do Brasil SA(a)	4.375	05/03/2019	550,688
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	501,040
670,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	679,728
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	5.500	07/12/2020	515,000
400,000	Banco Pan SA(a)	8.500	04/23/2020	415,480
500,000	Banco Safra SA(a)	6.750	01/27/2021	527,783
475,000	Banco Votorantim SA(a)	7.375	01/21/2020	490,409
500,000	Caixa Economica Federal(a)	4.250	05/13/2019	501,020
500,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	506,875
200,000	Centrais Eletricas Brasileiras SA(a)	5.750	10/27/2021	204,950
475,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	478,206
500,000	CSN Resources SA(a)	6.500	07/21/2020	494,850
500,000	Itau Unibanco Holding SA, EMTN(a)	6.200	04/15/2020	516,437
500,000	Itau Unibanco Holding SA, EMTN(a)	5.750	01/22/2021	516,875
700,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	707,000
400,000	Petrobras Global Finance BV	5.375	01/27/2021	413,000
500,000	Petrobras Global Finance BV	8.375	05/23/2021	551,375

				12,597,482

	Canada - 1.7%
500,000	Air Canada(a)	7.750	04/15/2021	535,625
150,000	Baytex Energy Corp.(a)	5.125	06/01/2021	148,125
500,000	Bombardier, Inc.(a)	7.750	03/15/2020	516,875
400,000	Brookfield Residential Properties, Inc.(a)	6.500	12/15/2020	401,000
600,000	Canbriam Energy, Inc.(a)	9.750	11/15/2019	493,500
500,000	Eldorado Gold Corp.(a)	6.125	12/15/2020	477,500
478,000	Encana Corp.	6.500	05/15/2019	482,199
600,000	Imperial Metals Corp.(a)	7.000	03/15/2019	399,054
485,000	NCSG Crane & Heavy Haul Services, Inc.(a)(b)	9.500	08/15/2019	121,250

				3,575,128

	Chile - 0.2%
400,000	Latam Airlines Group SA(a)	7.250	06/09/2020	413,500

	China - 11.1%
500,000	Central China Real Estate Ltd.	6.875	10/23/2020	500,199
500,000	Central China Real Estate Ltd.	8.750	01/23/2021	510,706
500,000	Central China Real Estate Ltd.	6.500	03/05/2021	489,113
200,000	CFLD Cayman Investment Ltd.	6.500	12/21/2020	188,803
200,000	CFLD Cayman Investment Ltd.	9.000	07/31/2021	186,381
200,000	China Aoyuan Group Ltd.	7.500	05/10/2021	202,062

Schedule of Investments

$500,000	China Evergrande Group	7.000%	03/23/2020	$496,126
200,000	China Evergrande Group	6.250	06/28/2021	188,589
500,000	China SCE Property Holdings Ltd.	7.450	04/17/2021	500,258
600,000	China South City Holdings Ltd.	5.750	03/09/2020	539,071
500,000	Dr Peng Holding Hongkong Ltd.	5.050	06/01/2020	407,253
500,000	Easy Tactic Ltd.	7.000	04/25/2021	494,309
500,000	Fantasia Holdings Group Co. Ltd.	8.375	03/08/2021	432,518
400,000	Fortune Star BVI Ltd.	5.375	12/05/2020	394,076
500,000	Full Dragon Hong Kong International Development Ltd.	5.600	02/14/2021	490,770
200,000	Future Land Development Holdings Ltd.	6.500	09/12/2020	201,604
600,000	Greenland Global Investment Ltd.	4.375	07/03/2019	596,123
600,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	590,643
700,000	Greenland Global Investment Ltd., EMTN	4.850	08/17/2020	684,611
500,000	Greenland Global Investment Ltd., EMTN	5.250	02/12/2021	477,765
900,000	Hanrui Overseas Investment Co. Ltd.	4.900	06/28/2019	836,359
400,000	Huachen Energy Co. Ltd.(b)	6.625	05/18/2020	273,000
500,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	495,562
600,000	Huayi Finance I Ltd.	4.000	12/02/2019	587,955
500,000	Jiangsu Nantong Sanjian International Co. Ltd.	7.800	10/26/2020	368,415
500,000	Jiuding Group Finance Co. Ltd.	6.500	07/25/2020	383,082
500,000	Logan Property Holdings Co. Ltd.	6.375	03/07/2021	497,023
500,000	Logan Property Holdings Co. Ltd.	6.875	04/24/2021	498,028
200,000	Logan Property Holdings Co. Ltd.	7.500	08/27/2021	199,293
500,000	New Metro Global Ltd.	6.500	04/23/2021	494,656
600,000	Oceanwide Holdings International 2017 Co. Ltd.	8.500	05/28/2019	583,665
700,000	Oceanwide Holdings International 2017 Co. Ltd.	7.750	07/27/2020	596,039
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	237,323
600,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	568,200
800,000	Qinghai Provincial Investment Group Co. Ltd.	7.250	02/22/2020	736,401
400,000	Rock International Investment, Inc.	6.625	03/27/2020	310,001
200,000	Scenery Journey Ltd.	11.000	11/06/2020	206,635
400,000	Shandong Energy Australia Pty Ltd.	4.550	07/26/2020	394,006
500,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	492,500
200,000	Sunac China Holdings Ltd.	7.350	07/19/2021	199,811
900,000	Tahoe Group Global Co. Ltd.	7.875	01/17/2021	676,666
500,000	Times China Holdings Ltd.	6.250	01/17/2021	494,955
400,000	Top Wise Excellence Enterprise Co. Ltd.	6.000	03/16/2020	188,000
600,000	Tunghsu Venus Holdings Ltd.	7.000	06/12/2020	425,939
640,000	West China Cement Ltd.	6.500	09/11/2019	642,930
500,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	489,492
400,000	Xin Jiang Guang Hui Industry Investment Group Co. Ltd.	7.875	03/30/2020	385,602
500,000	Xinhu BVI Holding Co. Ltd.	6.000	03/01/2020	472,001
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	396,874
600,000	Yango Justice International Ltd.	7.500	11/16/2020	530,179
600,000	Zhongrong International Bond 2016 Ltd.	6.950	06/21/2019	588,152
600,000	Zhongrong International Resources Co. Ltd.	7.250	10/26/2020	396,849

				23,216,573

	Colombia - 0.5%
600,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.(a)	8.375	05/10/2020	583,500
500,000	Bancolombia SA	6.125	07/26/2020	518,255

				1,101,755

	Costa Rica - 0.2%
500,000	Banco Nacional de Costa Rica(a)	5.875	04/25/2021	495,000

	El Salvador - 0.3%
500,000	Agricola Senior Trust(a)	6.750	06/18/2020	509,880

	Finland - 0.2%
500,000	Nokia OYJ	5.375	05/15/2019	503,750

	Georgia - 0.2%
500,000	Georgian Oil and Gas Corp JSC(a)	6.750	04/26/2021	509,122

	Guatemala - 0.2%
500,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	500,975

	Hong Kong - 0.6%
800,000	Studio City Co. Ltd.(a)	5.875	11/30/2019	813,000
507,000	Studio City Finance Ltd.(a)	8.500	12/01/2020	508,268

				1,321,268

	India - 2.0%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	402,624
500,000	IDBI Bank Ltd./GIFT-IFC, EMTN	5.000	09/25/2019	501,988

Schedule of Investments

$600,000	IDBI Bank Ltd./GIFT-IFC, EMTN	4.125%	04/23/2020	$595,126
200,000	IDBI Bank Ltd./GIFT-IFC, GMTN	4.250	11/30/2020	197,727
300,000	IDBI Bank Ltd./GIFT-IFC, GMTN	4.250	11/30/2020	296,591
500,000	JSW Steel Ltd.	4.750	11/12/2019	499,140
400,000	Reliance Communications Ltd.(b)	6.500	11/06/2020	101,540
500,000	Syndicate Bank/London, EMTN	3.875	12/04/2019	498,906
500,000	Tata Motors Ltd.	4.625	04/30/2020	503,078
600,000	Union Bank of India, EMTN	4.500	10/28/2019	603,082

				4,199,802

	Indonesia - 0.3%
500,000	Global Prime Capital Pte Ltd.	7.250	04/26/2021	513,919

	Israel - 0.7%
150,000	Teva Pharmaceutical Finance Co. BV, Series 2	3.650	11/10/2021	144,978
150,000	Teva Pharmaceutical Finance IV BV	3.650	11/10/2021	144,978
600,000	Teva Pharmaceutical Finance IV LLC	2.250	03/18/2020	586,138
500,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/2019	494,377
150,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/2021	141,869

				1,512,340

	Italy - 0.3%
530,000	Telecom Italia Capital SA	7.175	06/18/2019	536,625

	Jordan - 0.2%
500,000	Hikma Pharmaceuticals PLC	4.250	04/10/2020	498,855

	Kazakhstan - 0.3%
500,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	01/28/2021	525,560

	Kuwait - 0.4%
800,000	Kuwait Energy PLC	9.500	08/04/2019	767,600

	Mexico - 0.8%
500,000	BBVA Bancomer SA(a)	7.250	04/22/2020	518,610
700,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	722,750
700,000	Grupo Idesa SA de CV(a)	7.875	12/18/2020	476,000

				1,717,360

	Mongolia - 0.3%
600,000	Trade & Development Bank of Mongolia LLC, EMTN(a)	9.375	05/19/2020	626,615

	Netherlands - 0.2%
500,000	Lincoln Finance Ltd.(a)	7.375	04/15/2021	506,875

	Nigeria - 0.4%
800,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	801,186

	Philippines - 0.2%
450,000	Security Bank Corp.	3.950	02/03/2020	451,354

	Qatar - 0.1%
200,000	Ezdan Sukuk Co. Ltd.	4.375	05/18/2021	168,430

	Russia - 4.3%
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	408,764
500,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.750	04/28/2021	532,392
200,000	ALROSA Finance SA(a)	7.750	11/03/2020	211,373
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)	10.000	04/26/2019	51,540
700,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	4.500	11/11/2019	697,816
800,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)(c)	10.000	12/17/2019	60,000
200,000	Credit Europe Bank Ltd. Via CEB Capital SA	8.500	11/15/2019	198,760
600,000	Evraz Group SA(a)	6.500	04/22/2020	613,842
500,000	Evraz Group SA	8.250	01/28/2021	531,750
500,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	504,510
400,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	401,614
400,000	Metalloinvest Finance DAC(a)	5.625	04/17/2020	404,620
500,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	8.625	06/22/2020	528,896
500,000	Polyus Finance PLC(a)	5.625	04/29/2020	505,830
200,000	Promsvyazbank OJSC Via PSB Finance SA, EMTN(a)(b)	10.200	11/06/2019	31,000
500,000	Rosneft Finance SA(a)	7.250	02/02/2020	516,230
600,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	603,733
500,000	Sberbank of Russia Via SB Capital SA, Series 18	4.150	03/06/2019	500,007
600,000	TMK OAO Via TMK Capital SA(a)	6.750	04/03/2020	610,864
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	7.748	02/02/2021	543,438
500,000	VTB Bank OJSC Via VTB Capital SA(a)	6.551	10/13/2020	516,713

				8,973,692

Schedule of Investments

	Saudi Arabia - 0.2%
$400,000	Dar Al-Arkan Sukuk Co. Ltd.	6.500%	05/28/2019	$402,046

	Singapore - 0.2%
500,000	Avation Capital SA(a)	6.500	05/15/2021	500,625

	South Africa - 1.0%
600,000	AngloGold Ashanti Holdings PLC	5.375	04/15/2020	609,690
500,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	490,976
500,000	FirstRand Bank Ltd., EMTN	4.250	04/30/2020	502,726
400,000	Gold Fields Orogen Holdings BVI Ltd.(a)	4.875	10/07/2020	402,400

				2,005,792

	Sri Lanka - 0.3%
600,000	National Savings Bank(a)	5.150	09/10/2019	599,598

	Trinidad and Tobago - 0.2%
500,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	474,375

	Turkey - 5.3%
500,000	Akbank T.A.S., EMTN(a)	4.000	01/24/2020	495,028
500,000	Albaraka Turk Katilim Bankasi AS	6.250	06/30/2019	501,075
500,000	QNB Finansbank AS, EMTN(a)	6.250	04/30/2019	502,134
500,000	TC Ziraat Bankasi AS(a)	4.250	07/03/2019	497,410
500,000	TC Ziraat Bankasi AS, EMTN(a)	4.750	04/29/2021	479,599
500,000	Turk Telekomunikasyon AS(a)	3.750	06/19/2019	498,850
600,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	598,650
500,000	Turkiye Garanti Bankasi AS(a)	6.250	04/20/2021	503,903
500,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	497,755
700,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	674,890
700,000	Turkiye Halk Bankasi AS(a)	4.750	02/11/2021	640,837
200,000	Turkiye Halk Bankasi AS(a)	5.000	07/13/2021	182,910
600,000	Turkiye Is Bankasi AS(a)	5.500	04/21/2019	600,726
600,000	Turkiye Is Bankasi AS(a)	5.000	04/30/2020	592,258
200,000	Turkiye Is Bankasi AS, EMTN(a)	5.000	06/25/2021	190,972
800,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	796,400
500,000	Turkiye Sinai Kalkinma Bankasi AS	4.875	05/18/2021	477,175
400,000	Turkiye Sinai Kalkinma Bankasi AS, Series 1	5.125	04/22/2020	393,272
500,000	Turkiye Sise ve Cam Fabrikalari AS(a)	4.250	05/09/2020	496,140
600,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	597,307
600,000	Yapi ve Kredi Bankasi AS(a)	4.000	01/22/2020	592,327
600,000	Yasar Holding AS(a)	8.875	05/06/2020	367,132

				11,176,750

	United Arab Emirates - 0.7%
500,000	Alpha Star Holding Ltd.	4.970	04/09/2019	499,145
550,000	DAE Funding LLC(a)	4.000	08/01/2020	544,500
650,000	EA Partners I BV	6.875	09/28/2020	380,911
200,000	EA Partners II BV	6.750	06/01/2021	105,212

				1,529,768

	United Kingdom - 1.6%
97,000	Avon Products, Inc.	6.600	03/15/2020	97,485
500,000	Fiat Chrysler Automobiles NV	4.500	04/15/2020	503,750
400,000	ICBC Standard Bank PLC, EMTN	8.125	12/02/2019	412,036
700,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	700,000
710,000	Jaguar Land Rover Automotive PLC(a)	3.500	03/15/2020	698,463
500,000	KCA Deutag UK Finance PLC(a)	7.250	05/15/2021	400,000
500,000	Virgin Media Secured Finance PLC	5.250	01/15/2021	504,530

				3,316,264

	United States - 42.7%
600,000	Abe Investment Holdings, Inc./Getty Images, Inc.(a)	7.000	10/15/2020	597,000
407,000	ADT Security Corp. (The)	5.250	03/15/2020	415,140
500,000	AES Corp. (The)	4.000	03/15/2021	500,000
500,000	Agiliti Health, Inc.	7.625	08/15/2020	500,000
400,000	Allegheny Technologies, Inc.	5.950	01/15/2021	407,408
450,000	Allegiant Travel Co.	5.500	07/15/2019	456,187
500,000	Ally Financial, Inc.	3.750	11/18/2019	501,875
500,000	Ally Financial, Inc.	8.000	03/15/2020	524,375
500,000	Ally Financial, Inc.	4.125	03/30/2020	501,875
500,000	Ally Financial, Inc.	7.500	09/15/2020	528,125
600,000	Ally Financial, Inc.	4.250	04/15/2021	605,250
400,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	404,840
400,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	401,500
150,000	Antero Resources Corp.	5.375	11/01/2021	151,320
400,000	APX Group, Inc.	8.750	12/01/2020	390,750

Schedule of Investments

$500,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000%	04/01/2021	$495,625
438,000	Arconic, Inc.	6.150	08/15/2020	451,687
526,000	Arconic, Inc.	5.400	04/15/2021	537,177
400,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.875	02/15/2021	392,000
100,000	Avaya, Inc.(a)(c)(d)	9.000	04/01/2019	0
100,000	Avaya, Inc.(a)(c)(d)	7.000	04/01/2019	0
100,000	B&G Foods, Inc.	4.625	06/01/2021	100,905
500,000	Ball Corp.	4.375	12/15/2020	508,125
500,000	Blackstone CQP Holdco LP(a)	6.500	03/20/2021	500,000
150,000	Blackstone CQP Holdco LP(a)	6.000	08/18/2021	149,850
507,000	Cablevision Systems Corp.	8.000	04/15/2020	528,547
500,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.500	04/15/2021	470,000
500,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	03/15/2021	502,500
500,000	Centene Corp.	5.625	02/15/2021	508,750
462,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	467,775
100,000	CenturyLink, Inc., Series S	6.450	06/15/2021	102,030
500,000	CenturyLink, Inc., Series V	5.625	04/01/2020	506,400
600,000	Cenveo Corp.(a)(b)(e)	6.000	08/01/2019	161,796
483,000	CF Industries, Inc.	7.125	05/01/2020	501,112
500,000	Chesapeake Energy Corp.	6.625	08/15/2020	506,250
449,000	Chesapeake Energy Corp.	6.125	02/15/2021	450,122
500,000	CIT Group, Inc.	4.125	03/09/2021	502,500
450,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	459,000
500,000	Claire’s Store, Inc.(a)(b)(c)(e)	9.000	03/15/2019	308,398
800,000	Claire’s Store, Inc.(a)(b)(c)(e)	9.000	03/15/2019	493,437
600,000	Claire’s Store, Inc.(a)(b)(c)(e)	9.000	03/15/2019	355,290
100,000	Clean Harbors, Inc.	5.125	06/01/2021	99,500
400,000	Clear Channel International BV(a)	8.750	12/15/2020	409,000
494,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	492,765
500,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	501,250
500,000	CNG Holdings, Inc.(a)	9.375	05/15/2020	487,500
500,000	CNO Financial Group, Inc.	4.500	05/30/2020	504,375
428,000	CoreCivic, Inc. - REIT	4.125	04/01/2020	425,860
400,000	Credit Acceptance Corp.	6.125	02/15/2021	401,750
498,000	CSC Holdings LLC	8.625	02/15/2019	499,867
512,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	506,880
100,000	DBP Holding Corp.(a)(b)(e)	7.750	10/15/2020	40,125
462,000	DCP Midstream Operating LP	2.700	04/01/2019	462,554
450,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	457,875
500,000	Dell, Inc.	5.875	06/15/2019	509,375
600,000	Dell, Inc.(f)	4.625	04/01/2021	605,625
500,000	Delta Air Lines, Inc.	3.400	04/19/2021	496,881
500,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	497,500
450,000	DISH DBS Corp.	7.875	09/01/2019	459,000
500,000	DISH DBS Corp.	5.125	05/01/2020	502,500
100,000	DISH DBS Corp.	6.750	06/01/2021	102,101
511,000	DJO Finance LLC/DJO Finance Corp.	10.750	04/15/2020	513,555
500,000	Edgewell Personal Care Co.	4.700	05/19/2021	505,625
500,000	EMC Corp.	2.650	06/01/2020	492,688
125,000	Energen Corp.	4.625	09/01/2021	126,037
450,000	Energy Transfer LP	7.500	10/15/2020	478,687
100,000	EnLink Midstream Partners LP	2.700	04/01/2019	100,000
500,000	Ferrellgas LP/Ferrellgas Finance Corp.(f)	6.500	05/01/2021	440,000
500,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	500,000
125,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	111,250
600,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	594,750
454,000	Frontier Communications Corp.	7.125	03/15/2019	448,892
105,000	Frontier Communications Corp.	8.500	04/15/2020	95,287
400,000	GameStop Corp.(a)	5.500	10/01/2019	400,500
500,000	GameStop Corp.(a)	6.750	03/15/2021	502,500
500,000	Genworth Holdings, Inc.	7.700	06/15/2020	512,500
511,000	Genworth Holdings, Inc.	7.200	02/15/2021	513,555
98,659	Goodman Networks, Inc.(g)	8.000	05/11/2022	49,320
511,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	547,409
500,000	Graphic Packaging International LLC	4.750	04/15/2021	505,625
482,000	Greif, Inc.	7.750	08/01/2019	493,447
415,910	Guitar Center, Inc., 8.000% PIK Rate, 5.000% Cash Rate(a)(h)	13.000	04/15/2022	345,205
400,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	397,000
500,000	Harland Clarke Holdings Corp.(a)	9.250	03/01/2021	486,250
463,000	HCA Healthcare, Inc.	6.250	02/15/2021	483,835
500,000	HCA, Inc.	4.250	10/15/2019	504,187
500,000	HCA, Inc.	6.500	02/15/2020	515,000
500,000	Hecla Mining Co.	6.875	05/01/2021	502,533

Schedule of Investments

$500,000	Hertz Corp. (The)	5.875%	10/15/2020	$496,875
500,000	Hertz Corp. (The)	7.375	01/15/2021	496,875
495,000	Hexion, Inc.(f)	10.000	04/15/2020	408,375
500,000	Hexion, Inc.	6.625	04/15/2020	399,688
778,000	Hexion, Inc./Hexion Nova Scotia Finance ULC	9.000	11/15/2020	350,100
700,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	437,500
700,000	Hornbeck Offshore Services, Inc.(f)	5.000	03/01/2021	346,500
500,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	506,128
100,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	106,250
527,000	Huntsman International LLC	4.875	11/15/2020	538,199
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	505,000
500,000	Infor Software Parent LLC/Infor Software Parent, Inc.(a)	7.125	05/01/2021	505,625
435,000	Infor US, Inc.(a)	5.750	08/15/2020	441,982
600,000	INVISTA Finance LLC(a)	4.250	10/15/2019	603,000
486,000	iStar, Inc. - REIT	5.000	07/01/2019	486,911
420,550	iStar, Inc. - REIT	4.625	09/15/2020	418,447
100,000	iStar, Inc. - REIT	6.500	07/01/2021	101,748
500,000	Jurassic Holdings III, Inc.(a)	6.875	02/15/2021	457,500
550,000	KB Home	4.750	05/15/2019	549,313
425,000	KB Home	8.000	03/15/2020	443,594
500,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	510,625
400,000	L Brands, Inc.	7.000	05/01/2020	417,000
500,000	L Brands, Inc.	6.625	04/01/2021	526,250
498,000	Leidos Holdings, Inc.	4.450	12/01/2020	507,611
500,000	Lennar Corp.	4.500	06/15/2019	501,250
470,000	Lennar Corp.	4.500	11/15/2019	468,825
500,000	Lennar Corp.	6.625	05/01/2020	516,875
400,000	Lennar Corp.	2.950	11/29/2020	393,000
500,000	Lennar Corp.	8.375	01/15/2021	540,000
500,000	Lennar Corp.	4.750	04/01/2021	506,875
500,000	Level 3 Financing, Inc.	6.125	01/15/2021	502,500
400,000	M/I Homes, Inc.	6.750	01/15/2021	405,500
510,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875	04/15/2020	506,813
105,000	Marathon Oil Corp.	2.700	06/01/2020	103,859
400,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	390,000
400,000	Mattel, Inc.	4.350	10/01/2020	395,000
200,000	Mattel, Inc.	2.350	08/15/2021	186,500
567,000	MDC Holdings, Inc.	5.625	02/01/2020	582,593
397,000	Meritage Homes Corp.	7.150	04/15/2020	412,384
450,000	MGM Resorts International	8.625	02/01/2019	450,000
484,000	MGM Resorts International	5.250	03/31/2020	492,470
357,000	MGM Resorts International	6.750	10/01/2020	373,533
400,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	400,500
190,000	Midcontinent Express Pipeline LLC(a)	6.700	09/15/2019	191,441
609,000	Monitronics International, Inc.	9.125	04/01/2020	172,043
276,000	Navient Corp., MTN	4.875	06/17/2019	276,518
500,000	Navient Corp., MTN	8.000	03/25/2020	521,875
458,000	Navient Corp.	5.000	10/26/2020	460,863
500,000	Navient Corp.	5.875	03/25/2021	511,715
150,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.(a)	8.125	11/15/2021	114,000
500,000	NCR Corp.	4.625	02/15/2021	495,000
520,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	457,600
500,000	Netflix, Inc.	5.375	02/01/2021	513,125
459,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	460,148
580,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	580,000
4,200,000	Nine West Holdings, Inc.(a)(b)(e)	8.250	03/15/2019	714,000
431,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	432,886
500,000	NuStar Logistics LP	4.800	09/01/2020	504,375
400,000	NuStar Logistics LP	6.750	02/01/2021	413,000
400,000	Omnimax International, Inc.(a)	12.000	08/15/2020	404,500
445,000	Penske Automotive Group, Inc.	3.750	08/15/2020	444,444
75,688	PetroQuest Energy, Inc.(b)(e)	10.000	02/15/2021	22,706
500,000	PF Chang’s China Bistro, Inc.(a)	10.250	06/30/2020	501,625
500,000	PH Glatfelter Co.	5.375	10/15/2020	500,450
591,000	PHI, Inc.(f)	5.250	03/15/2019	409,268
280,000	Pride International LLC	6.875	08/15/2020	281,400
500,000	PulteGroup, Inc.	4.250	03/01/2021	508,750
500,000	Pyxus International, Inc.(a)	8.500	04/15/2021	500,000
450,000	QEP Resources, Inc.	6.875	03/01/2021	468,090
400,000	QVC, Inc.	3.125	04/01/2019	399,515
125,000	Range Resources Corp.	5.750	06/01/2021	126,250
450,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.500	04/15/2019	450,281
420,000	Resolute Energy Corp.	8.500	05/01/2020	421,575

Schedule of Investments

$636,000	Revlon Consumer Products Corp.(f)	5.750%	02/15/2021	$511,980
581,465	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750	10/15/2020	584,401
347,230	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875	02/15/2021	348,967
500,000	RHP Hotel Properties LP/RHP Finance Corp. - REIT	5.000	04/15/2021	503,125
500,000	Rockies Express Pipeline LLC(a)	5.625	04/15/2020	511,250
500,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	8.000	06/15/2020	442,500
500,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	7.125	11/01/2020	170,000
400,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	416,000
605,000	Safeway, Inc.	5.000	08/15/2019	614,075
200,000	Sanchez Energy Corp.	7.750	06/15/2021	38,000
450,000	Sanmina Corp.(a)	4.375	06/01/2019	451,125
400,000	SCANA Corp., MTN	6.250	04/01/2020	409,704
500,000	SCANA Corp., MTN	4.750	05/15/2021	507,031
517,000	Scientific Games International, Inc.	6.625	05/15/2021	514,415
325,000	Sealed Air Corp.(a)	6.500	12/01/2020	338,813
665,600	Sears Holdings Corp., Series AI(b)(e)	8.000	12/15/2019	56,576
400,000	Seitel, Inc.	9.500	04/15/2019	397,000
512,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)	5.875	05/15/2021	519,521
500,000	Sinclair Television Group, Inc.	5.375	04/01/2021	501,875
507,000	Springleaf Finance Corp.	5.250	12/15/2019	511,436
506,000	Springleaf Finance Corp.	6.000	06/01/2020	516,120
400,000	Springleaf Finance Corp.	8.250	12/15/2020	428,000
470,000	Sprint Capital Corp.	6.900	05/01/2019	474,818
480,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	495,000
506,000	Sprint Communications, Inc.	7.000	08/15/2020	526,240
300,000	Starwood Property Trust, Inc. - REIT	3.625	02/01/2021	296,436
300,000	Stearns Holdings LLC(a)	9.375	08/15/2020	280,500
500,000	Surgery Center Holdings, Inc.(a)	8.875	04/15/2021	512,500
340,000	Symantec Corp.	4.200	09/15/2020	341,652
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	500,007
90,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	90,450
504,000	TEGNA, Inc.	5.125	10/15/2019	505,260
470,000	TEGNA, Inc.	5.125	07/15/2020	471,762
450,000	Tenet Healthcare Corp.	5.500	03/01/2019	450,731
450,000	Tenet Healthcare Corp.	6.750	02/01/2020	465,446
520,000	Tenet Healthcare Corp.	4.750	06/01/2020	525,850
421,000	Tenet Healthcare Corp.	6.000	10/01/2020	436,388
600,000	Tenet Healthcare Corp.	4.500	04/01/2021	604,200
200,000	Time Warner Cable LLC	5.000	02/01/2020	202,998
500,000	Toll Brothers Finance Corp.	6.750	11/01/2019	511,250
500,000	TPC Group, Inc.(a)	8.750	12/15/2020	497,650
450,000	TransDigm, Inc.	5.500	10/15/2020	450,844
400,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	401,000
536,000	Triumph Group, Inc.	4.875	04/01/2021	498,480
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)(b)	12.000	08/15/2021	27,240
500,000	Unit Corp.	6.625	05/15/2021	475,000
564,000	United Continental Holdings, Inc.	6.000	12/01/2020	581,625
478,000	Weatherford International Ltd.	5.125	09/15/2020	370,450
100,000	Weatherford International Ltd.	7.750	06/15/2021	85,750
500,000	Whiting Petroleum Corp.	5.750	03/15/2021	502,500
100,000	Wyndham Destinations, Inc.	5.625	03/01/2021	102,500
457,000	Yum! Brands, Inc.	5.300	09/15/2019	463,855
420,000	Yum! Brands, Inc.	3.875	11/01/2020	418,950
443,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	442,446

				89,721,549

	Zambia - 0.2%
450,000	First Quantum Minerals Ltd.(a)	7.000	02/15/2021	449,719

	Total Corporate Bonds (Cost $188,588,773)			180,146,069

	Sovereign Debt Obligations - 10.4%
	Argentina - 0.8%
450,000	Argentine Republic Government International Bond	6.250	04/22/2019	453,773
500,000	Argentine Republic Government International Bond	6.875	04/22/2021	479,375
550,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	554,268
200,000	Provincia de Cordoba(a)	7.125	06/10/2021	188,500

				1,675,916

	Bahrain - 0.5%
500,000	Bahrain Government International Bond(a)	5.500	03/31/2020	505,160
500,000	Bahrain Government International Bond(a)	5.875	01/26/2021	511,467

				1,016,627

Schedule of Investments

	Brazil - 0.4%
$400,000	Brazilian Government International Bond	8.875%	10/14/2019	$420,000
500,000	Brazilian Government International Bond	4.875	01/22/2021	515,750

				935,750

	Costa Rica - 0.3%
500,000	Costa Rica Government International Bond(a)	9.995	08/01/2020	521,875

	Croatia - 0.7%
500,000	Croatia Government International Bond(a)	6.750	11/05/2019	512,929
400,000	Croatia Government International Bond(a)	6.625	07/14/2020	418,183
500,000	Croatia Government International Bond(a)	6.375	03/24/2021	528,485

				1,459,597

	Ecuador - 0.2%
400,000	Ecuador Government International Bond(a)	10.500	03/24/2020	417,780

	Egypt - 0.2%
400,000	Egypt Government International Bond(a)	5.750	04/29/2020	404,838

	El Salvador - 0.2%
500,000	El Salvador Government International Bond(a)	7.375	12/01/2019	506,875

	Georgia - 0.3%
500,000	Georgia Government International Bond(a)	6.875	04/12/2021	530,492

	Honduras - 0.3%
500,000	Honduras Government International Bond(a)	8.750	12/16/2020	538,460

	Kenya - 0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	402,300

	Lebanon - 1.8%
800,000	Lebanon Government International Bond, EMTN	5.500	04/23/2019	795,936
800,000	Lebanon Government International Bond, EMTN	6.000	05/20/2019	798,320
500,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	491,053
300,000	Lebanon Government International Bond, GMTN	6.375	03/09/2020	287,809
500,000	Lebanon Government International Bond, GMTN	5.800	04/14/2020	470,800
500,000	Lebanon Government International Bond, EMTN	6.150	06/19/2020	467,915
500,000	Lebanon Government International Bond, EMTN(a)	8.250	04/12/2021	478,750

				3,790,583

	Mongolia - 0.3%
500,000	Mongolia Government International Bond, EMTN(a)	10.875	04/06/2021	556,653

	Nigeria - 0.3%
500,000	Nigeria Government International Bond(a)	6.750	01/28/2021	516,090

	Pakistan - 0.2%
500,000	Pakistan Government International Bond(a)	7.250	04/15/2019	502,500

	Senegal - 0.2%
400,000	Senegal Government International Bond(a)	8.750	05/13/2021	433,420

	Serbia - 0.2%
500,000	Serbia International Bond(a)	4.875	02/25/2020	506,833

	South Africa - 0.7%
500,000	Republic of South Africa Government International Bond	6.875	05/27/2019	505,759
500,000	Republic of South Africa Government International Bond	5.500	03/09/2020	509,548
500,000	ZAR Sovereign Capital Fund Pty Ltd.(a)	3.903	06/24/2020	498,706

				1,514,013

	Sri Lanka - 0.4%
500,000	Sri Lanka Government International Bond(a)	5.125	04/11/2019	501,375
400,000	Sri Lanka Government International Bond(a)	6.250	10/04/2020	402,807

				904,182

	Turkey - 1.5%
500,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	501,050
700,000	Export Credit Bank of Turkey, EMTN(a)	5.375	02/08/2021	688,028
500,000	Turkey Government International Bond	7.000	03/11/2019	501,725
500,000	Turkey Government International Bond	7.500	11/07/2019	510,934
500,000	Turkey Government International Bond	7.000	06/05/2020	513,790
500,000	Turkey Government International Bond	5.625	03/30/2021	505,933

				3,221,460

Schedule of Investments

	Ukraine - 0.4%
$500,000	Ukraine Government International Bond(a)	7.750%	09/01/2019	$501,411
400,000	Ukraine Government International Bond(a)	7.750	09/01/2020	397,150

				898,561

	Vietnam - 0.3%
600,000	Vietnam Government International Bond(a)	6.750	01/29/2020	620,850

	Total Sovereign Debt Obligations (Cost $22,033,127)			21,875,655

Number of Shares
	Common Stocks & Other Equity Interests - 0.0%
	United States - 0.0%
8	Avaya Holdings Corp.(d)(i)			135
6,207	Goodman Networks, Inc.(c)(g)(i)			0
946	Guitar Center, Inc. Wts. expiring 04/16/25(c)(i)			0
4,449	Remington Outdoor Co., Inc.(c)(i)			25,783
4,487	Remington Outdoor Co., Inc. Wts. expiring 05/15/22(c)(i)			0
2,156	TRU Taj LLC/TRU Taj Finance, Inc.(i)			30,055

	Total Common Stocks & Other Equity Interests (Cost $56,014)			55,973

	Preferred Stocks - 0.0%
	United States - 0.0%
7,385	Goodman Networks, Inc., 0.00%(c)(g)(i) (Cost $0)			0

	Money Market Fund - 1.8%
3,840,481	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(j) (Cost $3,840,481)			3,840,481

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 214,518,395) - 98.0%			205,918,178

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
2,042,355	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(j)(k) (Cost $2,042,355)			2,042,355

	Total Investments in Securities (Cost $216,560,750) - 99.0%			207,960,533
	Other assets less liabilities - 1.0%			2,173,923

	Net Assets - 100.0%			$210,134,456

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

PIK - Pay-in-Kind

REIT - Real Estate Investment Trust

Wts. - Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $79,972,285, which represented 38.06% of the Fund’s Net Assets.

(b)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2019 was $2,817,898, which represented 1.34% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	Acquired as part of the Avaya Holdings Corp. reorganization.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	All or a portion of this security was out on loan at January 31, 2019.
(g)	Acquired as part of the Goodman Networks, Inc. reorganization.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Non-income producing security.
(j)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco International Corporate Bond ETF (PICB)

January 31, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 98.7%
		Australia - 1.7%
EUR	100,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$112,529
GBP	250,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	421,853
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.000	03/30/2020	256,625
EUR	100,000	National Australia Bank Ltd., EMTN	0.875	01/20/2022	116,651
EUR	150,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	186,206
EUR	200,000	National Australia Bank Ltd., EMTN	1.375	08/30/2028	231,051
EUR	100,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	116,872
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	190,888
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	187,013
EUR	100,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	114,558

					1,934,246

		Belgium - 3.3%
CAD	400,000	Anheuser-Busch InBev Finance, Inc., Series MPLE	2.600	05/15/2024	295,204
EUR	100,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	116,597
GBP	150,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	271,192
GBP	250,000	Anheuser-Busch InBev SA, EMTN	1.750	03/07/2025	316,862
EUR	300,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	357,728
GBP	200,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	288,071
EUR	100,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	126,789
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.150	01/22/2027	226,672
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	357,580
GBP	300,000	Anheuser-Busch InBev SA, EMTN	2.250	05/24/2029	371,070
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	221,288
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	356,676
GBP	200,000	Anheuser-Busch InBev SA, EMTN	2.850	05/25/2037	243,065
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	230,212

					3,779,006

		Canada - 15.1%
CAD	600,000	Bank of Montreal, DPNT	2.100	10/06/2020	454,877
CAD	500,000	Bank of Montreal, DPNT	1.880	03/31/2021	376,380
CAD	450,000	Bank of Montreal, DPNT	3.400	04/23/2021	349,937
CAD	850,000	Bank of Montreal, DPNT	1.610	10/28/2021	632,539
CAD	450,000	Bank of Montreal, DPNT	2.120	03/16/2022	338,540
CAD	700,000	Bank of Montreal, DPNT	2.270	07/11/2022	527,748
CAD	800,000	Bank of Montreal, DPNT	2.890	06/20/2023	615,299
CAD	500,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	386,743
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	307,418
CAD	750,000	Bank of Nova Scotia (The), DPNT	1.900	12/02/2021	561,252
CAD	600,000	Bank of Nova Scotia (The), DPNT	1.830	04/27/2022	446,279
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.980	04/17/2023	539,207
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.290	06/28/2024	521,474
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.620	12/02/2026	299,389
CAD	300,000	Bell Canada, Inc., MTN	3.250	06/17/2020	230,721
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	224,414
CAD	300,000	Bell Canada, Inc., MTN	3.800	08/21/2028	232,448
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	231,845
CAD	500,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	376,403
CAD	450,000	Canadian Imperial Bank of Commerce, DPNT	2.040	03/21/2022	337,399
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	2.300	07/11/2022	452,506
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	3.300	05/26/2025	470,141
CAD	300,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	228,880
CAD	300,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	230,397
CAD	300,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	226,408
CAD	300,000	HSBC Bank Canada, DPNT	2.449	01/29/2021	228,090
CAD	300,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	230,189
CAD	300,000	HSBC Bank Canada, DPNT	2.170	06/29/2022	224,510
CAD	400,000	HSBC Bank Canada, DPNT	3.245	09/15/2023	309,562
CAD	500,000	Rogers Communications, Inc.	5.340	03/22/2021	401,416
CAD	600,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	460,940
CAD	550,000	Royal Bank of Canada, DPNT	1.583	09/13/2021	409,432
CAD	700,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	524,315
CAD	500,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	374,774
CAD	700,000	Royal Bank of Canada, DPNT	2.360	12/05/2022	529,102

Schedule of Investments

CAD	600,000	Royal Bank of Canada, DPNT	2.949%	05/01/2023	$462,575
CAD	400,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	300,169
CAD	500,000	Shaw Communications, Inc.	6.750	11/09/2039	469,432
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	224,896
CAD	750,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	573,536
CAD	1,100,000	Toronto-Dominion Bank (The), DPNT	1.994	03/23/2022	824,577
CAD	700,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	516,874
CAD	700,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	547,618
EUR	200,000	Toronto-Dominion Bank (The), EMTN	0.625	07/20/2023	231,610

					17,442,261

		Denmark - 1.1%
EUR	200,000	Danske Bank A/S, EMTN	0.500	05/06/2021	229,278
EUR	200,000	Danske Bank A/S, EMTN	0.875	05/22/2023	221,736
EUR	200,000	Danske Bank A/S, EMTN	0.750	06/02/2023	227,843
GBP	200,000	Orsted A/S, EMTN	4.875	01/12/2032	324,783
GBP	150,000	Orsted A/S, EMTN	5.750	04/09/2040	283,321

					1,286,961

		Finland - 0.9%
EUR	150,000	Fortum OYJ, EMTN	2.250	09/06/2022	181,033
EUR	200,000	Nordea Bank Abp, EMTN	3.250	07/05/2022	252,215
EUR	200,000	Nordea Bank Abp, EMTN	1.000	02/22/2023	235,081
EUR	200,000	Nordea Bank Abp, EMTN	1.125	02/12/2025	237,241
EUR	100,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	116,226

					1,021,796

		France - 20.1%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	235,815
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	271,908
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	232,660
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	126,977
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	128,113
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	252,140
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	490,542
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	352,403
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	122,871
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	2.375	03/24/2026	117,321
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	05/26/2027	232,559
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	250,713
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	254,167
EUR	100,000	BNP Paribas SA, EMTN	1.125	10/10/2023	114,812
EUR	200,000	BNP Paribas SA, EMTN	2.375	05/20/2024	250,902
EUR	200,000	BNP Paribas SA, EMTN	2.375	02/17/2025	235,633
EUR	200,000	BNP Paribas SA, EMTN	1.500	11/17/2025	229,083
GBP	300,000	BNP Paribas SA, EMTN	3.375	01/23/2026	401,466
EUR	100,000	BNP Paribas SA, EMTN	1.625	02/23/2026	121,928
EUR	200,000	BNP Paribas SA, EMTN	1.125	06/11/2026	221,108
EUR	100,000	BNP Paribas SA, EMTN	1.500	05/25/2028	120,189
EUR	200,000	BPCE SA	4.625	07/18/2023	261,678
EUR	100,000	BPCE SA	1.000	07/15/2024	115,912
GBP	200,000	BPCE SA	5.250	04/16/2029	306,163
EUR	100,000	BPCE SA, EMTN	1.125	01/18/2023	115,352
EUR	200,000	BPCE SA, EMTN	0.875	01/31/2024	226,172
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	225,457
EUR	100,000	Capgemini SE	2.500	07/01/2023	123,105
EUR	200,000	CNP Assurances	1.875	10/20/2022	235,609
EUR	200,000	Coentreprise de Transport d’electricite SA	1.500	07/29/2028	228,906
EUR	200,000	Coentreprise de Transport d’Electricite SA	2.125	07/29/2032	232,222
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	600,508
EUR	200,000	Credit Agricole SA/London, EMTN	0.875	01/19/2022	233,556
EUR	100,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	116,263
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	274,492
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	639,353
EUR	200,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	249,299
EUR	100,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	116,716
EUR	100,000	Credit Agricole SA/London, EMTN	1.375	03/13/2025	114,653
EUR	200,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	232,816
EUR	200,000	Credit Agricole SA/London, EMTN	1.875	12/20/2026	233,698
EUR	100,000	Credit Agricole SA/London, EMTN	1.375	05/03/2027	117,067
EUR	300,000	Danone SA, EMTN	2.250	11/15/2021	362,997
EUR	100,000	Danone SA, EMTN	0.709	11/03/2024	114,871
EUR	200,000	Danone SA, EMTN	1.208	11/03/2028	227,946
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	381,115
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	375,932

Schedule of Investments

EUR	100,000	Electricite de France SA, EMTN	4.625%	09/11/2024	$138,271
EUR	300,000	Electricite de France SA, EMTN	1.000	10/13/2026	339,522
EUR	100,000	Electricite de France SA, EMTN	4.125	03/25/2027	138,341
GBP	200,000	Electricite de France SA, EMTN	6.250	05/30/2028	341,150
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	296,097
GBP	450,000	Electricite de France SA, EMTN	6.125	06/02/2034	800,155
GBP	200,000	Electricite de France SA, EMTN	5.500	03/27/2037	334,951
GBP	500,000	Electricite de France SA, EMTN	5.500	10/17/2041	854,187
GBP	350,000	Electricite de France SA, EMTN	5.125	09/22/2050	585,132
GBP	400,000	Electricite de France SA, EMTN	6.000	01/23/2114	721,802
EUR	150,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	213,258
EUR	200,000	Engie SA, EMTN	2.375	05/19/2026	252,257
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	185,661
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	876,249
EUR	200,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	253,966
EUR	200,000	HSBC France SA, EMTN	0.600	03/20/2023	230,885
EUR	200,000	LVMH Moet Hennessy Louis Vuitton SE, EMTN	0.750	05/26/2024	232,090
EUR	100,000	Orange SA, EMTN	3.000	06/15/2022	124,925
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	383,858
EUR	200,000	Orange SA, EMTN	8.125	01/28/2033	388,059
GBP	150,000	Orange SA, EMTN	5.625	01/23/2034	258,068
GBP	100,000	Orange SA, EMTN	5.375	11/22/2050	181,767
EUR	200,000	RTE Reseau de Transport d’Electricite SADIR, EMTN	1.625	11/27/2025	241,645
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	224,256
EUR	300,000	Sanofi, Series 12FX, EMTN	1.375	03/21/2030	354,679
EUR	300,000	Sanofi, Series 8FXD, EMTN	1.000	03/21/2026	352,931
EUR	100,000	Societe Generale SA, EMTN	1.000	04/01/2022	115,592
EUR	200,000	Societe Generale SA, EMTN	4.250	07/13/2022	260,220
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	116,310
EUR	200,000	Societe Generale SA, EMTN	1.125	01/23/2025	225,060
EUR	100,000	Societe Generale SA, EMTN	2.625	02/27/2025	119,117
EUR	100,000	Societe Generale SA, EMTN	2.125	09/27/2028	116,881
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	251,993
EUR	200,000	Total Capital International SA, EMTN	0.250	07/12/2023	229,473
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	448,777
GBP	150,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	284,011
EUR	100,000	Vinci SA, EMTN	1.750	09/26/2030	116,522
EUR	200,000	Vivendi SA	0.750	05/26/2021	231,811
GBP	200,000	Westfield America Management Ltd.	2.625	03/30/2029	259,113

					23,304,210

		Germany - 11.4%
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	547,025
EUR	300,000	Bayer Capital Corp. BV	1.500	06/26/2026	341,481
EUR	200,000	Bayer Capital Corp. BV	2.125	12/15/2029	228,296
EUR	200,000	BMW Finance NV, EMTN	0.375	07/10/2023	226,521
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	230,990
EUR	200,000	Commerzbank AG, EMTN	7.750	03/16/2021	260,273
EUR	200,000	Commerzbank AG, EMTN	0.500	08/28/2023	227,079
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	277,575
EUR	100,000	Daimler AG, EMTN	1.400	01/12/2024	117,103
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	225,404
EUR	100,000	Daimler AG, EMTN	1.500	03/09/2026	116,714
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	223,331
EUR	200,000	Daimler AG, EMTN	1.500	07/03/2029	221,578
EUR	200,000	Daimler AG, EMTN	2.125	07/03/2037	226,490
GBP	200,000	Daimler International Finance BV, EMTN	2.000	09/04/2023	258,587
EUR	200,000	Daimler International Finance BV, EMTN	1.000	11/11/2025	225,092
EUR	100,000	Deutsche Bahn Finance GMBH, EMTN	1.125	12/18/2028	115,974
NOK	400,000	Deutsche Bank AG, EMTN	2.375	06/24/2020	47,370
EUR	200,000	Deutsche Bank AG, EMTN	0.375	01/18/2021	225,220
EUR	200,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	228,308
EUR	300,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	343,078
EUR	100,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	117,058
EUR	100,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	108,525
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	258,722
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	345,035
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	173,752
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	288,271
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	229,111
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	537,976
GBP	250,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	446,584
GBP	200,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	393,880

Schedule of Investments

EUR	200,000	HeidelbergCement AG, EMTN	1.500%	02/07/2025	$228,342
GBP	300,000	innogy Finance BV, EMTN	6.250	06/03/2030	519,031
GBP	200,000	innogy Finance BV, EMTN	4.750	01/31/2034	312,147
GBP	300,000	innogy Finance BV, EMTN	6.125	07/06/2039	557,436
EUR	100,000	Landesbank Baden-Wuerttemberg, EMTN	0.500	06/07/2022	114,926
EUR	100,000	SAP SE	1.250	03/10/2028	116,972
EUR	200,000	SAP SE	1.625	03/10/2031	234,977
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	267,205
GBP	200,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	314,921
EUR	300,000	Volkswagen International Finance NV	1.125	10/02/2023	339,065
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	226,138
EUR	250,000	Volkswagen International Finance NV, EMTN	1.625	01/16/2030	255,037
EUR	400,000	Volkswagen International Finance NV, Series 10Y	1.875	03/30/2027	438,973
EUR	300,000	Volkswagen International Finance NV, Series 4Y	0.500	03/30/2021	342,678
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	357,605
EUR	100,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	120,023
EUR	100,000	Volkswagen Leasing GmbH, EMTN	1.125	04/04/2024	111,742
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	228,253
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	241,657

					13,139,531

		Hong Kong - 0.4%
EUR	100,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	112,925
EUR	100,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	116,649
EUR	200,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	235,738

					465,312

		Italy - 5.0%
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	274,247
EUR	100,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	121,904
EUR	100,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	134,152
EUR	250,000	Enel Finance International NV	1.375	06/01/2026	281,727
GBP	300,000	Enel Finance International NV, EMTN	5.625	08/14/2024	450,567
EUR	200,000	Enel Finance International NV, EMTN	1.000	09/16/2024	228,352
EUR	200,000	Enel Finance International NV, EMTN	1.966	01/27/2025	237,573
GBP	450,000	Enel Finance International NV, EMTN	5.750	09/14/2040	731,060
GBP	250,000	Enel SpA, EMTN	5.750	06/22/2037	401,405
EUR	100,000	Eni SpA, EMTN	3.250	07/10/2023	128,021
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	266,487
EUR	150,000	Eni SpA, EMTN	1.500	02/02/2026	175,152
EUR	100,000	Eni SpA, EMTN	3.625	01/29/2029	134,110
EUR	200,000	Ferrovie dello Stato Italiane SpA, EMTN	1.500	06/27/2025	220,482
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	235,396
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	228,256
EUR	100,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	125,544
EUR	100,000	Intesa Sanpaolo SpA, EMTN	1.375	01/18/2024	111,520
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	216,575
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	231,414
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	1.375	07/26/2027	221,697
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	240,518
EUR	100,000	UniCredit SpA, EMTN	2.000	03/04/2023	116,878
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	229,443

					5,742,480

		Japan - 1.8%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	288,649
JPY	20,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	213,532
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/2020	922,269
EUR	200,000	Takeda Pharmaceutical Co. Ltd.(b)	1.125	11/21/2022	232,397
EUR	200,000	Takeda Pharmaceutical Co. Ltd.(b)	2.250	11/21/2026	239,004
EUR	200,000	Takeda Pharmaceutical Co. Ltd.(b)	3.000	11/21/2030	243,923

					2,139,774

		Luxembourg - 0.1%
EUR	100,000	Logicor Financing Sarl, EMTN	1.500	11/14/2022	114,647

		Netherlands - 6.0%
EUR	150,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	194,093
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/2022	275,055
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	374,893
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	290,799
EUR	200,000	ASML Holding NV	1.375	07/07/2026	233,582
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	774,977
EUR	200,000	Cooperatieve Rabobank UA	4.125	07/14/2025	279,965
EUR	100,000	Cooperatieve Rabobank UA, EMTN	3.750	11/09/2020	121,707
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.000	01/11/2022	382,785

Schedule of Investments

NOK	1,000,000	Cooperatieve Rabobank UA, EMTN	1.625%	01/20/2022	$118,478
EUR	100,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	128,238
EUR	400,000	Cooperatieve Rabobank UA, EMTN	1.375	02/03/2027	479,532
GBP	150,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	226,774
GBP	300,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	437,882
EUR	300,000	Cooperatieve Rabobank UA, GMTN	1.250	03/23/2026	357,198
EUR	250,000	ING Bank NV, EMTN	4.500	02/21/2022	323,726
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	345,487
GBP	300,000	Koninklijke KPN NV, EMTN	5.750	09/17/2029	457,202
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	170,333
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	248,149
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	321,649
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	182,544
EUR	150,000	Shell International Finance BV, EMTN	0.750	08/15/2028	168,450

					6,893,498

		Norway - 0.9%
EUR	100,000	DNB Bank ASA, EMTN	4.250	01/18/2022	128,281
EUR	150,000	Equinor ASA, EMTN	1.250	02/17/2027	176,358
GBP	200,000	Equinor ASA, EMTN	6.875	03/11/2031	393,738
EUR	200,000	Equinor ASA, EMTN	1.625	02/17/2035	232,916
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/2019	110,837

					1,042,130

		Portugal - 0.2%
EUR	100,000	EDP Finance BV, EMTN	2.625	01/18/2022	122,099
EUR	100,000	EDP Finance BV, EMTN	1.125	02/12/2024	114,687

					236,786

		Spain - 4.3%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	217,000
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	231,080
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	3.500	02/10/2027	244,179
EUR	200,000	Banco Santander SA, DIP, EMTN	3.250	04/04/2026	243,294
EUR	200,000	Banco Santander SA, EMTN	1.375	12/14/2022	237,032
EUR	200,000	Banco Santander SA, EMTN	1.125	01/17/2025	226,608
EUR	200,000	Banco Santander SA, EMTN	2.500	03/18/2025	235,066
EUR	200,000	Banco Santander SA, EMTN	3.125	01/19/2027	241,264
EUR	200,000	Banco Santander SA, EMTN	2.125	02/08/2028	219,109
EUR	200,000	CaixaBank SA, EMTN	1.125	05/17/2024	228,377
GBP	150,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	245,869
EUR	100,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	115,598
EUR	100,000	Iberdrola International BV, EMTN	1.125	04/21/2026	115,203
EUR	200,000	Mapfre SA	1.625	05/19/2026	229,574
EUR	100,000	Naturgy Finance BV, EMTN	1.375	01/19/2027	114,233
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	231,423
EUR	200,000	Telefonica Emisiones SA, EMTN	1.477	09/14/2021	236,932
EUR	200,000	Telefonica Emisiones SA, EMTN	0.750	04/13/2022	231,322
EUR	200,000	Telefonica Emisiones SA, EMTN	2.242	05/27/2022	242,445
EUR	200,000	Telefonica Emisiones SA, EMTN	3.987	01/23/2023	259,563
EUR	100,000	Telefonica Emisiones SA, EMTN	1.528	01/17/2025	117,280
GBP	200,000	Telefonica Emisiones SA, EMTN	5.375	02/02/2026	305,765
EUR	200,000	Telefonica Emisiones SA, EMTN	1.460	04/13/2026	230,069

					4,998,285

		Sweden - 1.1%
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	247,981
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	244,775
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	837,279

					1,330,035

		Switzerland - 2.9%
EUR	150,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	177,785
EUR	200,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	234,115
EUR	150,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	179,573
GBP	150,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	195,385
EUR	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	290,392
CHF	350,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	359,709
EUR	100,000	Glencore Finance Europe Ltd., EMTN	1.875	09/13/2023	116,533
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	117,322
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	114,786
EUR	150,000	Novartis Finance SA	0.125	09/20/2023	171,364
EUR	200,000	Richemont International Holding SA	1.000	03/26/2026	232,414
EUR	100,000	Richemont International Holding SA	1.500	03/26/2030	117,238
EUR	100,000	Richemont International Holding SA	2.000	03/26/2038	116,581
EUR	100,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	118,311

Schedule of Investments

EUR	200,000	UBS AG/London, GMTN	0.625%	01/23/2023	$230,341
EUR	200,000	UBS Group Funding Switzerland AG	1.750	11/16/2022	237,415
EUR	100,000	UBS Group Funding Switzerland AG	1.500	11/30/2024	116,406
EUR	200,000	UBS Group Funding Switzerland AG, EMTN	1.250	09/01/2026	227,506

					3,353,176

		United Kingdom - 22.4%
GBP	100,000	ABP Finance PLC, EMTN	6.250	12/14/2026	159,050
GBP	200,000	Annington Funding PLC, EMTN	2.646	07/12/2025	259,298
GBP	150,000	Annington Funding PLC, EMTN	3.184	07/12/2029	195,962
GBP	200,000	Annington Funding PLC, EMTN	3.685	07/12/2034	265,689
GBP	200,000	Annington Funding PLC, EMTN	3.935	07/12/2047	267,374
EUR	213,000	Barclays PLC, EMTN	1.875	03/23/2021	249,934
EUR	200,000	Barclays PLC, EMTN	1.875	12/08/2023	232,631
GBP	350,000	Barclays PLC, EMTN	3.125	01/17/2024	462,218
GBP	400,000	Barclays PLC, EMTN	3.250	02/12/2027	517,467
GBP	150,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	239,093
GBP	150,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	208,905
EUR	200,000	BAT International Finance PLC, EMTN	2.250	01/16/2030	216,062
GBP	150,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	246,715
GBP	200,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	174,976
GBP	250,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	399,398
GBP	250,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	451,532
EUR	100,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	118,731
EUR	100,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	119,542
EUR	100,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	117,715
EUR	100,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	117,978
GBP	150,000	British Telecommunications PLC	5.750	12/07/2028	242,845
EUR	100,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	115,426
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	231,416
EUR	200,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	231,081
EUR	200,000	British Telecommunications PLC, EMTN	1.500	06/23/2027	222,871
GBP	100,000	British Telecommunications PLC, EMTN	3.125	11/21/2031	129,576
GBP	100,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	178,380
GBP	150,000	BUPA Finance PLC	5.000	04/25/2023	213,482
GBP	300,000	Cadent Finance PLC, EMTN	2.125	09/22/2028	378,930
GBP	200,000	Cadent Finance PLC, EMTN	2.625	09/22/2038	245,818
GBP	200,000	Cadent Finance PLC, EMTN	2.750	09/22/2046	242,410
GBP	150,000	Centrica PLC, EMTN	4.375	03/13/2029	222,245
GBP	250,000	Centrica PLC, EMTN	7.000	09/19/2033	469,810
GBP	150,000	Centrica PLC, EMTN	4.250	09/12/2044	219,151
GBP	297,618	Connect Plus M25 Issuer PLC	2.607	03/31/2039	400,386
GBP	150,000	Friends Life Holdings PLC	8.250	04/21/2022	233,220
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	238,881
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	290,579
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	522,005
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	402,930
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	549,791
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	408,761
GBP	200,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	317,366
GBP	200,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	318,850
GBP	100,000	HSBC Bank PLC, EMTN	4.750	03/24/2046	152,515
CAD	400,000	HSBC Holdings PLC	3.196	12/05/2023	305,006
EUR	200,000	HSBC Holdings PLC	0.875	09/06/2024	226,355
GBP	300,000	HSBC Holdings PLC	2.625	08/16/2028	388,397
GBP	200,000	HSBC Holdings PLC	6.750	09/11/2028	334,274
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	353,400
GBP	200,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	316,327
EUR	200,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	247,093
EUR	200,000	HSBC Holdings PLC, EMTN	2.500	03/15/2027	247,436
EUR	200,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	250,519
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	368,661
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	328,543
GBP	150,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	227,040
EUR	200,000	Lloyds Bank PLC, EMTN	6.500	03/24/2020	243,916
EUR	100,000	Lloyds Bank PLC, EMTN	1.000	11/19/2021	116,694
GBP	200,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	330,212
GBP	200,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	333,063
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	608,947
GBP	150,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	224,554
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	279,986
EUR	200,000	Natwest Markets PLC, EMTN	0.625	03/02/2022	224,931
GBP	150,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	229,732

Schedule of Investments

EUR	200,000	Royal Bank of Scotland Group PLC, EMTN	2.500%	03/22/2023	$238,178
EUR	100,000	Santander UK Group Holdings PLC	1.125	09/08/2023	113,029
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	202,585
GBP	300,000	Scottish Widows Ltd.	5.500	06/16/2023	435,831
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	413,212
GBP	200,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	282,843
EUR	100,000	Sky PLC, EMTN	1.500	09/15/2021	117,759
EUR	200,000	Sky PLC, EMTN	2.500	09/15/2026	246,163
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	282,256
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	387,222
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	236,101
GBP	200,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	300,289
GBP	200,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	309,868
GBP	200,000	Thames Water Utilities Finance PLC, EMTN	4.000	06/19/2025	286,644
GBP	150,000	Thames Water Utilities Finance PLC, EMTN	5.125	09/28/2037	244,804
GBP	200,000	Thames Water Utilities Finance PLC	5.500	02/11/2041	348,806
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	524,377
GBP	200,000	University of Oxford	2.544	12/08/2117	251,017
EUR	200,000	Vodafone Group PLC, EMTN	1.250	08/25/2021	234,792
EUR	200,000	Vodafone Group PLC, EMTN	4.650	01/20/2022	256,709
EUR	100,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	119,570
EUR	200,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	240,487
EUR	200,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	214,240
GBP	300,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	358,479
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	329,620
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	355,308
GBP	200,000	Wellcome Trust Ltd. (The)	2.517	02/07/2118	252,078

					25,966,348

		Total Corporate Bonds (Cost $116,331,879)			114,190,482

		Sovereign Debt Obligations - 0.1%
		Spain - 0.1%
EUR	100,000	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA (Cost $114,204)	0.850	12/17/2023	116,882

		Total Investments in Securities (Cost $116,446,083) - 98.8%			114,307,364
		Other assets less liabilities - 1.2%			1,436,552

		Net Assets - 100.0%			$115,743,916

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debtor-In-Possession

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Note

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $715,324, which represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 7.0%
11,653	AGL Energy Ltd.	$182,001
26,005	ALS Ltd.	137,471
80,503	Alumina Ltd.	142,638
16,392	Amcor Ltd.	163,148
68,366	AMP Ltd.	112,659
7,360	Aristocrat Leisure Ltd.	132,178
3,431	ASX Ltd.	159,384
34,294	Atlas Arteria Ltd.	166,286
55,229	Aurizon Holdings Ltd.	177,189
143,545	AusNet Services	172,699
7,193	BHP Group Ltd.	182,675
32,521	Boral Ltd.	117,378
21,452	Brambles Ltd.	166,428
7,533	Caltex Australia Ltd.	147,424
22,163	Challenger Ltd.	116,999
4,613	CIMIC Group Ltd.	150,721
24,708	Coca-Cola Amatil Ltd.	151,333
1,046	Cochlear Ltd.	147,520
4,468	Coles Group Ltd.(a)	40,756
12,196	Computershare Ltd.	158,023
16,117	Crown Resorts Ltd.	140,433
53,287	CSR Ltd.	113,454
21,551	Dexus REIT	180,396
4,243	Domino’s Pizza Enterprises Ltd.	140,767
29,177	Downer EDI Ltd.	152,112
28,959	DuluxGroup Ltd.	144,641
81,530	Evolution Mining Ltd.	238,385
3,887	Flight Centre Travel Group Ltd.	121,956
64,319	Fortescue Metals Group Ltd.	264,975
22,070	Goodman Group REIT	187,637
44,670	GPT Group (The) REIT	188,913
67,362	Harvey Norman Holdings Ltd.	165,524
24,650	Iluka Resources Ltd.	156,370
29,417	Insurance Australia Group Ltd.	152,076
27,578	IOOF Holdings Ltd.(b)	101,146
11,587	LendLease Group	103,327
1,785	Macquarie Group Ltd.	151,602
8,314	Magellan Financial Group Ltd.	173,014
90,434	Mirvac Group REIT	158,256
63,940	Orora Ltd.	147,325
26,859	OZ Minerals Ltd.	191,142
5,287	Perpetual Ltd.	126,020
36,313	Qantas Airways Ltd.	144,038
4,195	Ramsay Health Care Ltd.	173,494
2,513	REA Group Ltd.	138,746
3,326	Rio Tinto Ltd.	211,109
56,091	Scentre Group REIT	162,368
11,041	Seven Group Holdings Ltd.	127,118
95,394	Shopping Centres Australasia Property Group REIT	173,196
8,775	Sonic Healthcare Ltd.	147,289
54,703	Stockland REIT	150,772
14,942	Suncorp Group Ltd.	141,417
31,610	Sydney Airport	151,198

76,754	Telstra Corp. Ltd.	$174,052
20,059	Transurban Group	177,999
11,877	Treasury Wine Estates Ltd.	133,799
84,850	Vicinity Centres REIT	161,476
4,468	Wesfarmers Ltd.	104,935
49,747	Whitehaven Coal Ltd.	179,551
11,796	WorleyParsons Ltd.	119,383

		9,196,321

	Austria - 0.8%
2,143	ams AG(a)(b)	57,631
2,833	ANDRITZ AG	140,171
3,961	Erste Group Bank AG	138,169
3,170	OMV AG	157,864
19,049	Telekom Austria AG, Class A(a)	146,010
4,211	Verbund AG(b)	215,600
6,083	Vienna Insurance Group AG Wiener Versicherung Gruppe	147,835

		1,003,280

	Belgium - 1.1%
3,146	Ageas	146,489
10,497	bpost SA	96,298
2,838	Colruyt SA	204,310
1,597	Groupe Bruxelles Lambert SA	150,740
7,131	Proximus SADP	191,551
835	Sofina SA	165,946
1,252	Solvay SA	136,593
3,035	Telenet Group Holding NV	140,763
1,887	UCB SA	163,779

		1,396,469

	Canada - 4.2%
3,474	Alimentation Couche-Tard, Inc., Class B	188,818
1,999	Bank of Montreal(b)	146,397
2,957	Bank of Nova Scotia (The)	168,418
4,147	BCE, Inc.	180,399
1,743	Canadian Imperial Bank of Commerce	147,862
1,893	Canadian National Railway Co.	158,050
1,339	Canadian Tire Corp. Ltd., Class A(b)	152,375
6,984	Canadian Utilities Ltd., Class A	179,639
2,552	CGI Group, Inc., Class A(a)	168,805
10,519	CI Financial Corp.	141,690
223	Constellation Software, Inc.	166,511
4,412	Dollarama, Inc.	118,825
5,132	Fortis, Inc.	183,115
2,739	Franco-Nevada Corp.	212,584
2,640	George Weston Ltd.	191,854
16,423	Goldcorp, Inc.	183,826
7,094	Great-West Lifeco, Inc.	152,327
11,506	Hydro One Ltd.(c)	180,392
2,167	Intact Financial Corp.	171,373
3,103	Loblaw Cos. Ltd.	150,342
9,130	Manulife Financial Corp.	146,756
5,377	Metro, Inc.	195,583
3,331	National Bank of Canada	156,747
7,172	Power Financial Corp.	147,230
8,612	RioCan Real Estate Investment Trust REIT	163,479
3,278	Rogers Communications, Inc., Class B	177,416
2,079	Royal Bank of Canada	158,335
4,119	SNC-Lavalin Group, Inc.	114,697
4,188	Sun Life Financial, Inc.	151,154
7,496	Teck Resources Ltd., Class B	182,648
4,537	TELUS Corp.	158,983
3,413	Thomson Reuters Corp.	178,563
2,706	Toronto-Dominion Bank (The)	152,474
3,934	TransCanada Corp.	167,389

		5,595,056

Schedule of Investments

	China - 0.9%
15,479	AAC Technologies Holdings, Inc.	$95,675
35,024	BOC (Hong Kong) Holdings Ltd.	134,352
56,930	China Mengniu Dairy Co. Ltd.(a)	175,940
111,405	Kerry Logistics Network Ltd.	174,632
143,645	Semiconductor Manufacturing International Corp.(a)(b)	135,284
741,583	Shougang Fushan Resources Group Ltd.	156,885
177,987	Towngas China Co. Ltd.(a)	141,542
169,592	Uni-President China Holdings Ltd.	150,428

		1,164,738

	Denmark - 1.2%
1,398	Carlsberg A/S, Class B	160,149
1,665	Chr. Hansen Holding A/S	158,135
5,756	Danske Bank A/S	106,594
1,751	DSV A/S	139,770
987	Genmab A/S(a)	143,676
3,167	GN Store Nord A/S	136,669
3,182	Jyske Bank A/S	119,565
2,701	Orsted A/S(c)	194,681
2,754	Pandora A/S	119,524
381	Rockwool International A/S, Class B	102,117
6,903	Tryg A/S(b)	176,423

		1,557,303

	Finland - 1.1%
3,927	Elisa Oyj	164,695
6,644	Fortum Oyj	151,101
4,797	Huhtamaki Oyj(b)	157,809
2,995	Kesko Oyj, Class B	172,587
3,178	Kone Oyj, Class B	154,579
3,979	Nokian Renkaat Oyj	132,497
15,242	Nordea Bank Abp(a)	138,691
3,214	Sampo Oyj, Class A	147,405
4,280	UPM-Kymmene Oyj	124,054
8,161	Wartsila Oyj Abp(b)	133,208

		1,476,626

	France - 5.1%
749	Aeroports de Paris	143,698
3,840	Alstom SA	155,010
1,345	Arkema SA	127,972
1,408	Atos SE	128,796
1,807	bioMerieux	127,931
36,405	Bollore SA	150,466
3,956	Bouygues SA	140,356
1,414	Cie Generale des Etablissements Michelin SCA	153,877
7,334	CNP Assurances	166,961
1,613	Covivio REIT	165,280
2,206	Danone SA	160,736
92	Dassault Aviation SA	137,341
1,079	Dassault Systemes SE	135,634
4,421	Edenred	179,783
1,493	Eiffage SA	140,341
10,182	Electricite de France SA	168,591
7,071	Elis SA	114,645
2,377	EssilorLuxottica SA	301,797
7,113	Eutelsat Communications SA	150,993
949	Gecina SA REIT	139,601
13,204	Getlink SE	193,629
276	Hermes International	166,075
1,693	ICADE REIT	142,978
2,318	Imerys SA	122,350
953	Ipsen SA	120,287
4,631	Klepierre SA REIT	159,203
2,216	Legrand SA	131,613
705	L’Oreal SA	169,961
10,510	Orange SA	163,650

1,239	Orpea	$123,261
1,069	Pernod Ricard SA	177,860
2,777	Publicis Groupe SA	169,839
1,188	Remy Cointreau SA	138,362
1,938	Renault SA	137,539
2,761	Rubis SCA	164,900
1,981	Sanofi	172,346
1,303	Sartorius Stedim Biotech	143,981
3,799	SCOR SE	160,068
1,879	Societe BIC SA	188,763
11,766	Suez	151,007
854	Teleperformance	147,282
1,212	Thales SA	134,426
795	Unibail-Rodamco-Westfield REIT	143,365
8,097	Veolia Environnement SA	171,138

		6,783,692

	Germany - 4.4%
684	adidas AG	163,014
18,976	Aroundtown SA	168,095
2,302	Axel Springer SE	141,052
1,427	Beiersdorf AG	142,946
2,694	Brenntag AG	127,513
1,875	Carl Zeiss Meditec AG-BR	170,289
1,205	Deutsche Boerse AG	160,736
4,587	Deutsche Post AG	135,584
3,254	Deutsche Wohnen SE	162,756
16,113	E.ON SE	178,972
1,819	Fraport AG Frankfurt Airport Services Worldwide	143,892
1,632	Fresenius Medical Care AG & Co. KGaA	120,523
2,199	Fresenius SE & Co. KGaA	114,303
961	FUCHS PETROLUB SE	42,233
1,995	FUCHS PETROLUB SE (Preference Shares)	93,672
1,397	GRENKE AG(b)	128,560
1,209	Hannover Rueck SE	174,657
2,087	HeidelbergCement AG	144,546
501	Henkel AG & Co. KGaA	46,019
870	Henkel AG & Co. KGaA (Preference Shares)	84,734
1,035	HOCHTIEF AG	154,983
3,822	Innogy SE(c)	181,562
2,467	KION Group AG	142,727
2,143	LANXESS AG	118,080
1,346	LEG Immobilien AG	158,308
1,507	MAN SE	156,147
1,613	Merck KGaA	169,500
780	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	174,080
3,885	OSRAM Licht AG	165,431
325	Puma SE	181,426
211	Rational AG	132,435
4,904	Rocket Internet SE(a)(c)	123,909
1,425	SAP SE	147,569
960	Sartorius AG (Preference Shares)	144,193
3,143	Scout24 AG(c)	147,792
12,076	Suedzucker AG(b)	196,487
1,819	Symrise AG	151,531
4,284	Talanx AG	159,366
7,161	thyssenkrupp AG	127,115
3,239	Vonovia SE	162,824
3,314	Zalando SE(a)(c)	101,341

		5,840,902

Schedule of Investments

	Hong Kong - 4.2%
16,233	ASM Pacific Technology Ltd.	$174,294
46,023	Bank of East Asia Ltd. (The)	154,550
69,953	Cafe de Coral Holdings Ltd.	188,551
111,486	Cathay Pacific Airways Ltd.	171,065
230,121	Champion REIT	174,496
14,235	CK Hutchison Holdings Ltd.	143,226
22,425	CK Infrastructure Holdings Ltd.	181,047
14,708	CLP Holdings Ltd.	170,291
26,444	Dah Sing Financial Holdings Ltd.	145,924
18,343	Dairy Farm International Holdings Ltd.	165,637
33,096	Great Eagle Holdings Ltd.	153,318
6,280	Hang Seng Bank Ltd.	143,740
83,047	Hong Kong & China Gas Co. Ltd.	180,134
24,694	Hongkong Land Holdings Ltd.	177,056
49,516	Hopewell Holdings Ltd.	228,122
460,227	Hutchison Telecommunications Hong Kong Holdings Ltd.	181,822
33,791	Hysan Development Co. Ltd.	175,270
2,759	Jardine Matheson Holdings Ltd.	184,356
4,686	Jardine Strategic Holdings Ltd.	179,380
56,673	Johnson Electric Holdings Ltd.	128,850
17,059	Link REIT	186,967
32,737	MTR Corp. Ltd.	182,737
90,902	NWS Holdings Ltd.	208,062
309,703	PCCW Ltd.	184,321
23,722	Power Assets Holdings Ltd.	159,473
342,531	Sa Sa International Holdings Ltd.(b)	130,086
445,389	Shun Tak Holdings Ltd.	176,528
99,626	Sino Land Co. Ltd.	178,514
11,902	Swire Pacific Ltd., Class A	140,609
20,594	Swire Pacific Ltd., Class B	36,744
43,732	Swire Properties Ltd.	169,986
55,630	Television Broadcasts Ltd.	103,792
15,131	VTech Holdings Ltd.	144,335
57,909	Yue Yuen Industrial Holdings Ltd.	197,785

		5,601,068

	Ireland - 0.6%
19,646	Bank of Ireland Group PLC	117,899
4,950	CRH PLC	142,601
9,729	Glanbia PLC	186,431
1,796	Paddy Power Betfair PLC	148,014
3,956	Smurfit Kappa Group PLC	114,590

		709,535

	Israel - 2.9%
13,470	Airport City Ltd.(a)	177,586
15,731	Alony Hetz Properties & Investments Ltd.	166,435
31,381	Amot Investments Ltd.	165,402
3,165	Azrieli Group Ltd.	168,475
22,980	Bank Hapoalim BM	155,530
25,486	Bank Leumi Le-Israel BM	168,282
143,462	Bezeq The Israeli Telecommunication Corp. Ltd.	115,022
1,054	Delek Group Ltd.	183,806
1,279	Elbit Systems Ltd.	158,130
7,313	First International Bank of Israel Ltd.	173,000
20,226	Harel Insurance Investments & Financial Services Ltd.	140,954
29,366	Israel Chemicals Ltd.	170,138
48,040	Israel Discount Bank Ltd., Class A	169,642
3,722	Melisron Ltd.	171,284
151,886	Migdal Insurance & Financial Holding Ltd.	139,209
9,182	Mizrahi Tefahot Bank Ltd.	170,612
1,452	Nice Ltd.(a)	159,897
309,103	Oil Refineries Ltd.(a)	150,415
1,037	Paz Oil Co. Ltd.	154,954
28,339	Phoenix Holdings Ltd. (The)	159,040
80,645	Shikun & Binui Ltd.(a)	147,273
25,734	Shufersal Ltd.	181,323
7,370	Strauss Group Ltd.	179,034
7,453	Tower Semiconductor Ltd.(a)	111,244

		3,836,687

	Italy - 2.6%
95,906	A2A SpA	$175,195
9,770	Assicurazioni Generali SpA	171,466
22,866	Banca Mediolanum SpA	139,715
7,963	Buzzi Unicem SpA(b)	152,316
14,083	Buzzi Unicem SpA-RSP	171,937
19,296	Davide Campari-Milano SpA	173,698
1,564	DiaSorin SpA	143,479
33,424	Enel SpA	201,964
8,797	Eni SpA	149,453
1,304	Ferrari NV	162,495
30,597	Italgas SpA	185,303
14,241	Leonardo SpA	138,211
58,003	Mediaset SpA(a)(b)	191,014
3,801	Moncler SpA	143,492
19,899	Poste Italiane SpA(c)	171,568
6,473	Prysmian SpA	139,116
4,602	Recordati SpA	167,077
7,069	Salvatore Ferragamo SpA(b)	141,908
39,427	Snam SpA	188,653
30,738	Terna Rete Elettrica Nazionale SpA	189,472
72,330	UnipolSai Assicurazioni SpA(b)	180,929

		3,478,461

	Japan - 30.3%
3,059	ABC-Mart, Inc.	175,394
7,720	Aeon Co. Ltd.	156,663
4,458	Aica Kogyo Co. Ltd.	156,274
2,242	Ain Holdings, Inc.	163,983
9,930	Ajinomoto Co., Inc.	171,628
6,837	Alfresa Holdings Corp.	188,280
5,455	Alps Alpine Co. Ltd.	114,634
5,513	Aoyama Trading Co. Ltd.	137,635
4,750	Aozora Bank Ltd.	146,214
171,864	Aplus Financial Co. Ltd.(a)	129,494
3,795	Asahi Group Holdings Ltd.	158,488
4,397	Asahi Intecc Co. Ltd.	190,700
11,745	Asahi Kasei Corp.	128,641
5,515	ASKUL Corp.	111,131
10,013	Astellas Pharma, Inc.	148,083
7,810	Azbil Corp.	164,051
4,214	Bandai Namco Holdings, Inc.	185,667
5,688	Benefit One, Inc.	192,074
5,549	Benesse Holdings, Inc.	144,856
8,422	Brother Industries Ltd.	141,773
5,126	Calbee, Inc.	164,382
7,813	Canon Marketing Japan, Inc.	151,192
6,517	Capcom Co. Ltd.	139,526
10,435	Casio Computer Co. Ltd.	138,743
846	Central Japan Railway Co.	182,602
11,701	Chubu Electric Power Co., Inc.	184,874
13,557	Chugoku Electric Power Co., Inc. (The)	185,236
952	Ci:z Holdings Co. Ltd.	51,436
6,276	Coca-Cola Bottlers Japan Holdings, Inc.	193,476
784	Cosmos Pharmaceutical Corp.	149,985
3,169	CyberAgent, Inc.	101,916
7,355	Dai Nippon Printing Co. Ltd.	170,037
14,654	Daicel Corp.	153,501
3,320	Daifuku Co. Ltd.	165,954
4,317	Daiichi Sankyo Co. Ltd.	149,427
3,640	Daiichikosho Co. Ltd.	171,916
1,205	Daito Trust Construction Co. Ltd.	167,690
3,609	Dentsu, Inc.	171,115
1,050	Disco Corp.	155,141

Schedule of Investments

1,900	Eisai Co. Ltd.	$146,982
6,496	Electric Power Development Co. Ltd.	162,176
3,513	Ezaki Glico Co. Ltd.	174,633
1,968	FamilyMart UNY Holdings Co. Ltd.	230,019
6,880	Fancl Corp.	148,815
2,908	FP Corp.	164,866
9,727	Fuji Media Holdings, Inc.	143,720
5,474	Fuji Oil Holdings, Inc.	172,776
3,987	FUJIFILM Holdings Corp.	170,903
10,258	Fujitsu General Ltd.	131,677
3,814	Fukuyama Transporting Co. Ltd.	152,974
9,845	GMO Internet, Inc.	132,618
2,597	GMO Payment Gateway, Inc.	134,110
32,151	Gree, Inc.	145,644
7,025	GS Yuasa Corp.	146,271
80,024	GungHo Online Entertainment, Inc.	188,975
9,960	Hakuhodo DY Holdings, Inc.	152,837
4,229	Hamamatsu Photonics K.K.	151,161
7,087	Heiwa Corp.	149,515
878	Hikari Tsushin, Inc.	140,215
16,058	Hino Motors Ltd.	160,978
2,313	Hisamitsu Pharmaceutical Co., Inc.	117,956
14,710	Hitachi Metals Ltd.	164,766
6,045	Hitachi Transport System Ltd.	168,580
24,454	Hokkaido Electric Power Co., Inc.	169,198
17,433	Hokuriku Electric Power Co.(a)	153,137
2,760	Horiba Ltd.	135,172
5,782	House Foods Group, Inc.	200,561
2,901	Hoya Corp.	167,881
42,646	Ichigo, Inc.	146,947
4,655	IHI Corp.	146,926
4,179	Ito EN Ltd.	185,661
2,742	Izumi Co. Ltd.	138,070
4,557	Japan Airlines Co. Ltd.	165,983
3,731	Japan Airport Terminal Co. Ltd.	142,617
9,603	Japan Exchange Group, Inc.	168,624
14,518	Japan Post Bank Co. Ltd.	169,019
14,089	Japan Post Holdings Co. Ltd.	173,086
6,344	Japan Tobacco, Inc.	160,305
8,815	JSR Corp.	142,232
3,280	Kaken Pharmaceutical Co. Ltd.	154,612
17,511	Kandenko Co. Ltd.	164,442
3,677	Kaneka Corp.	143,593
11,860	Kansai Electric Power Co., Inc. (The)	180,248
8,828	Kansai Paint Co. Ltd.	154,934
2,124	Kao Corp.	149,732
6,314	KDDI Corp.	157,981
4,532	Keihan Holdings Co. Ltd.	186,769
6,893	Kewpie Corp.	156,126
281	Keyence Corp.	144,231
3,325	Kikkoman Corp.	176,286
10,910	Kinden Corp.	179,244
4,300	Kintetsu Group Holdings Co. Ltd.	187,480
6,701	Kirin Holdings Co. Ltd.	159,474
2,360	Kobayashi Pharmaceutical Co. Ltd.	149,628
20,494	Kobe Steel Ltd.	163,831
9,989	Koei Tecmo Holdings Co. Ltd.	167,233
2,850	Koito Manufacturing Co. Ltd.	171,005
9,577	Kokuyo Co. Ltd.	139,919
6,936	Komeri Co. Ltd.	175,392
931	Kose Corp.	136,788
2,260	Kusuri NO Aoki Holdings Co. Ltd.	149,725
8,490	KYORIN Holdings, Inc.	180,207
3,800	Kyoritsu Maintenance Co. Ltd.	173,013
6,003	Kyowa Exeo Corp.	147,276
9,516	Kyowa Hakko Kirin Co. Ltd.	181,873

4,373	Kyudenko Corp.	$156,910
15,046	Kyushu Electric Power Co., Inc.	186,088
2,863	Lawson, Inc.	176,521
6,108	Lintec Corp.	135,316
7,979	Lion Corp.	165,915
7,175	M3, Inc.	103,178
3,753	Makita Corp.	132,767
20,514	Marubeni Corp.	159,581
4,865	Maruha Nichiro Corp.	165,400
7,470	Marui Group Co. Ltd.	151,418
4,369	Matsumotokiyoshi Holdings Co. Ltd.	134,486
14,825	Mazda Motor Corp.	163,330
8,366	Medipal Holdings Corp.	192,949
6,758	Megmilk Snow Brand Co. Ltd.	178,528
6,513	MISUMI Group, Inc.	148,417
5,910	Mitsubishi Corp.	172,744
7,945	Mitsubishi Gas Chemical Co., Inc.	125,201
4,505	Mitsubishi Heavy Industries Ltd.	173,982
24,536	Mitsubishi Motors Corp.	151,730
6,216	Mitsubishi Shokuhin Co. Ltd.	162,725
10,156	Mitsubishi Tanabe Pharma Corp.	158,737
10,364	Mitsui & Co. Ltd.	168,797
6,709	Mitsui Chemicals, Inc.	167,925
5,874	Miura Co. Ltd.	145,730
2,165	Mochida Pharmaceutical Co. Ltd.	191,574
5,843	MonotaRO Co. Ltd.	124,183
1,050	Murata Manufacturing Co. Ltd.	148,773
9,845	Nagase & Co. Ltd.	143,835
6,638	Nankai Electric Railway Co. Ltd.	177,615
6,100	NEC Corp.	204,585
13,287	Nexon Co. Ltd.(a)	202,913
6,727	Nichirei Corp.	181,480
5,745	Nihon Kohden Corp.	180,274
6,247	Nihon M&A Center, Inc.	155,960
6,765	Nihon Unisys Ltd.	161,184
2,735	Nippon Express Co. Ltd.	172,901
3,555	Nippon Gas Co. Ltd.	130,173
4,324	Nippon Paint Holdings Co. Ltd.	144,623
2,361	Nippon Shokubai Co. Ltd.	156,200
3,846	Nippon Telegraph & Telephone Corp.	165,071
10,041	Nippon Television Holdings, Inc.	157,678
17,699	Nissan Motor Co. Ltd.	150,725
8,305	Nisshin Seifun Group, Inc.	167,199
1,165	Nitori Holdings Co. Ltd.	151,580
5,235	NOF Corp.	172,448
5,340	NS Solutions Corp.	140,431
6,488	NTT DoCoMo, Inc.	155,329
4,040	OBIC Business Consultants Co. Ltd.	149,417
1,735	OBIC Co. Ltd.	163,887
4,177	Olympus Corp.	171,563
6,376	Ono Pharmaceutical Co. Ltd.	138,880
118,298	Orient Corp.	139,136
1,632	Oriental Land Co. Ltd.	166,904
9,204	Osaka Gas Co. Ltd.	181,577
7,427	OSG Corp.	151,707
4,559	Otsuka Corp.	147,037
3,469	Otsuka Holdings Co. Ltd.	141,941
3,224	PALTAC CORPORATION	154,638
3,440	Pan Pacific International Holdings Corp.	200,085
5,778	Park24 Co. Ltd.	137,667
4,314	PeptiDream, Inc.(a)	183,730
7,457	Persol Holdings Co. Ltd.	132,449
3,369	Pigeon Corp.	131,256
3,003	Pilot Corp.	146,521
4,847	Pola Orbis Holdings, Inc.	144,524
22,175	Rakuten, Inc.(a)	166,878

Schedule of Investments

5,388	Recruit Holdings Co. Ltd.	$144,193
6,039	Relo Group, Inc.	158,813
19,449	Rengo Co. Ltd.	169,774
5,222	Rohto Pharmaceutical Co. Ltd.	140,255
615	Ryohin Keikaku Co. Ltd.	145,231
4,275	Sankyo Co. Ltd.	165,375
3,218	Sankyu, Inc.	156,716
7,968	Sanrio Co. Ltd.	164,368
10,870	Santen Pharmaceutical Co. Ltd.	149,721
3,161	Sawai Pharmaceutical Co. Ltd.	162,654
2,242	SCREEN Holdings Co. Ltd.	95,485
3,454	SCSK Corp.	139,487
2,130	Secom Co. Ltd.	178,123
11,027	Seino Holdings Co. Ltd.	151,985
4,170	Seven & i Holdings Co. Ltd.	181,583
12,760	Shikoku Electric Power Co., Inc.	161,097
5,195	Shimachu Co. Ltd.	148,695
5,570	Shimadzu Corp.	127,696
1,898	Shimamura Co. Ltd.	164,111
1,180	Shimano, Inc.	165,024
2,837	Shionogi & Co. Ltd.	174,292
2,424	Shiseido Co. Ltd.	144,219
1,425	Shochiku Co. Ltd.	142,984
3,555	Showa Denko K.K.	118,903
8,514	Showa Shell Sekiyu K.K.	126,736
35,429	SKY Perfect JSAT Holdings, Inc.	155,936
11,554	Skylark Holdings Co. Ltd.	192,160
49,352	Sojitz Corp.	189,554
4,030	Sompo Holdings, Inc.	151,306
2,990	Sony Corp.	150,201
8,420	Sony Financial Holdings, Inc.	159,611
3,638	Square Enix Holdings Co. Ltd.	120,342
5,798	Subaru Corp.	135,960
3,464	Sugi Holdings Co. Ltd.	143,869
3,555	Sumitomo Bakelite Co. Ltd.	132,296
10,488	Sumitomo Corp.	162,047
8,438	Sumitomo Dainippon Pharma Co. Ltd.	197,401
4,079	Suntory Beverage & Food Ltd.	180,468
3,709	Suzuken Co. Ltd.	194,260
2,548	Suzuki Motor Corp.	132,843
1,926	Sysmex Corp.	107,016
1,494	Taisho Pharmaceutical Holdings Co. Ltd.	151,143
11,502	Taiyo Nippon Sanso Corp.	181,783
5,688	Taiyo Yuden Co. Ltd.	99,513
6,638	Takara Bio, Inc.	149,741
10,107	Takashimaya Co. Ltd.(b)	137,076
6,527	Takeda Pharmaceutical Co. Ltd.	263,227
1,540	TDK Corp.	121,270
2,735	TechnoPro Holdings, Inc.	143,246
3,031	Terumo Corp.	172,898
6,378	THK Co. Ltd.	151,025
3,457	TIS, Inc.	155,014
5,514	Toho Co. Ltd.	200,891
5,091	Toho Gas Co. Ltd.	217,758
13,477	Tohoku Electric Power Co., Inc.	182,286
9,242	Tokai Carbon Co. Ltd.(b)	126,193
8,190	Tokai Rika Co. Ltd.	145,167
3,042	Tokyo Century Corp.	141,995
7,106	Tokyo Gas Co. Ltd.	186,644
16,854	Toppan Forms Co. Ltd.	141,237
22,656	Toray Industries, Inc.	167,979
5,688	Toshiba Corp.	179,530
7,830	Toshiba Plant Systems & Services Corp.	147,060
10,910	Tosoh Corp.	154,683
9,312	Toyobo Co. Ltd.	138,101
9,644	Toyota Boshoku Corp.	156,495

4,779	Tsumura & Co.	$138,983
1,444	Tsuruha Holdings, Inc.	133,215
9,027	TV Asahi Holdings Corp.	166,887
5,151	Unicharm Corp.	158,747
5,796	Wacoal Holdings Corp.	157,322
3,480	Welcia Holdings Co. Ltd.	131,743
2,529	West Japan Railway Co.	184,487
49,596	Yahoo! Japan Corp.	133,526
34,098	Yamada Denki Co. Ltd.	167,936
3,410	Yamaha Corp.	149,146
5,688	Yamato Holdings Co. Ltd.	151,386
5,818	Yamato Kogyo Co. Ltd.	151,344
8,649	Yamazaki Baking Co. Ltd.	169,277
2,965	Yaoko Co. Ltd.	155,293
4,134	Zenkoku Hosho Co. Ltd.	144,536
8,290	Zensho Holdings Co. Ltd.	191,196
16,218	Zeon Corp.	166,010
4,943	ZOZO, Inc.	99,605

		40,113,730

	Luxembourg - 0.4%
5,651	ArcelorMittal	130,949
91,710	L’Occitane International SA	163,628
2,256	RTL Group SA	123,634
10,109	Tenaris SA	127,189

		545,400

	Macau - 0.1%
1,012,865	Macau Legend Development Ltd.	175,551

	Mongolia - 0.1%
71,269	Turquoise Hill Resources Ltd.(a)	119,388

	Netherlands - 1.7%
4,014	Aalberts Industries NV	140,893
27,357	Aegon NV	140,693
1,545	Akzo Nobel NV	133,599
3,465	ASR Nederland NV	146,552
2,523	Exor NV	161,542
2,889	Gemalto NV(a)	167,937
6,811	GrandVision NV(c)	152,242
1,798	Heineken Holding NV	156,384
1,690	Heineken NV	151,994
6,835	Koninklijke Ahold Delhaize NV	180,542
1,602	Koninklijke DSM NV	149,961
3,272	Koninklijke Vopak NV	166,735
2,746	Randstad NV	132,684
5,708	Signify NV(c)	141,931
2,613	Wolters Kluwer NV	163,107

		2,286,796

	New Zealand - 1.3%
19,998	a2 Milk Co. Ltd.(a)	175,463
76,540	Air New Zealand Ltd.	149,178
36,207	Auckland International Airport Ltd.	184,582
45,585	Contact Energy Ltd.	190,971
184,579	Kiwi Property Group Ltd.	181,794
75,675	Mercury NZ Ltd.	185,284
78,116	Meridian Energy Ltd.	190,718
18,106	Ryman Healthcare Ltd.	131,611
60,482	SKYCITY Entertainment Group Ltd.	161,089
63,926	Spark New Zealand Ltd.	179,795

		1,730,485

	Norway - 0.6%
10,236	Gjensidige Forsikring ASA	176,564
7,519	Mowi ASA	165,671
20,501	Orkla ASA	165,254
2,193	Schibsted ASA, Class A	76,905
2,686	Schibsted ASA, Class B	85,298
8,963	Telenor ASA	169,609

		839,301

Schedule of Investments

	Poland - 0.8%
5,484	Bank Polska Kasa Opieki SA	$163,325
3,284	CD Projekt SA(a)	168,018
27,765	Cyfrowy Polsat SA(a)	177,192
106,811	Polskie Gornictwo Naftowe i Gazownictwo SA	219,452
15,108	Powszechna Kasa Oszczednosci Bank Polski SA	160,736
1,687	Santander Bank Polska SA	169,806

		1,058,529

	Portugal - 0.2%
8,346	Galp Energia SGPS SA	130,673
11,290	Jeronimo Martins SGPS SA	160,250

		290,923

	Russia - 0.3%
26,254	Evraz PLC	172,058
20,300	Polymetal International PLC	231,841

		403,899

	Singapore - 2.8%
82,006	Ascendas Real Estate Investment Trust REIT	167,104
22,717	BOC Aviation Ltd.(c)	191,945
131,915	CapitaLand Commercial Trust REIT	184,435
68,960	CapitaLand Ltd.	170,778
108,171	CapitaLand Mall Trust REIT	193,069
101,921	ComfortDelGro Corp. Ltd.	176,608
139,936	Frasers Property Ltd.	188,365
7,492	Jardine Cycle & Carriage Ltd.	210,444
144,023	M1 Ltd.	219,572
75,403	SIA Engineering Co. Ltd.	139,069
23,565	Singapore Airlines Ltd.	169,116
30,487	Singapore Exchange Ltd.	173,220
200,554	Singapore Post Ltd.	146,912
83,123	Singapore Press Holdings Ltd.	155,162
70,318	Singapore Technologies Engineering Ltd.	194,536
73,172	Singapore Telecommunications Ltd.	164,340
123,035	Suntec Real Estate Investment Trust REIT	176,594
34,005	UOL Group Ltd.	167,920
13,477	Venture Corp. Ltd.	162,969
72,920	Wilmar International Ltd.	180,585
114,447	Wing Tai Holdings Ltd.	174,481

		3,707,224

	South Africa - 0.3%
8,272	Anglo American PLC	211,404
26,442	Investec PLC	170,159

		381,563

	South Korea - 7.2%
22,291	BNK Financial Group, Inc.(a)	147,251
680	Celltrion, Inc.(a)	133,843
9,861	Cheil Worldwide, Inc.	208,272
562	CJ CheilJedang Corp.(a)	172,997
1,507	CJ CheilJedang Corp. (Preference Shares)(a)	176,752
778	CJ ENM Co. Ltd.(a)	148,447
1,231	CJ Logistics Corp.(a)	185,870
1,989	Coway Co. Ltd.	149,088
2,927	DB Insurance Co. Ltd.	182,831
8,259	Dongsuh Cos., Inc.	142,518
20,171	Doosan Infracore Co. Ltd.(a)	156,995
889	E-MART, Inc.	153,407
3,980	GS Engineering & Construction Corp.	168,300
5,175	GS Retail Co. Ltd.	167,671
4,405	Hana Financial Group, Inc.	158,163
4,078	Hankook Tire Co. Ltd.(a)	153,202

2,125	Hanmi Science Co. Ltd.(a)	$139,992
15,025	Hanon Systems	172,849
2,179	Hanssem Co. Ltd.(a)	140,612
11,285	Hite Jinro Co. Ltd.(a)	171,407
1,974	Hyundai Department Store Co. Ltd.(a)	169,608
1,563	Hyundai Glovis Co. Ltd.(a)	199,475
5,051	Hyundai Marine & Fire Insurance Co. Ltd.(a)	169,555
3,506	Hyundai Steel Co.	161,333
12,888	Industrial Bank of Korea(a)	165,060
1,554	Kakao Corp.(a)	138,689
6,572	Kangwon Land, Inc.(a)	200,825
5,216	KEPCO Plant Service & Engineering Co. Ltd.(a)	159,154
5,797	Kia Motors Corp.	189,387
473	Korea Zinc Co. Ltd.(a)	187,261
1,883	KT&G Corp.(a)	167,712
1,899	Kumho Petrochemical Co. Ltd.	153,606
469	LG Chem Ltd.	155,118
81	LG Chem Ltd. (Preference Shares)	14,742
2,651	LG Corp.(a)	185,128
8,304	LG Display Co. Ltd.(a)	141,056
12,147	LG Uplus Corp.	164,849
632	Lotte Chemical Corp.(a)	170,404
139	Lotte Chilsung Beverage Co. Ltd.(a)	179,270
3,169	LOTTE Fine Chemical Co. Ltd.	129,021
2,735	LS Corp.(a)	140,849
475	NCSoft Corp.(a)	200,007
744	NongShim Co. Ltd.	186,894
260	Ottogi Corp.(a)	182,034
602	POSCO	148,248
2,197	S-1 Corp.	203,380
5,326	Samsung Card Co. Ltd.	159,639
1,148	Samsung Electro-Mechanics Co. Ltd.	111,431
677	Samsung Fire & Marine Insurance Co. Ltd.	166,109
59	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	9,227
770	Samsung SDI Co. Ltd.	154,671
4,401	Shinhan Financial Group Co. Ltd.(a)	170,874
2,289	SK Hynix, Inc.	152,031
968	SK Innovation Co. Ltd.	163,994
38,547	SK Networks Co. Ltd.	205,441
705	SK Telecom Co. Ltd.	163,475
3,937	SKC Co. Ltd.	136,936
1,563	S-Oil Corp.	146,797
11,555	Woori Bank(a)(d)	155,991
813	Yuhan Corp.(a)	173,904

		9,563,652

	Spain - 2.9%
12,451	Acerinox SA	135,782
4,012	ACS Actividades de Construccion y Servicios SA	166,189
936	Aena SME SA(c)	161,961
1,833	Amadeus IT Group SA	133,516
18,015	Bankinter SA	140,730
2,846	Corp. Financiera Alba SA	141,402
16,822	EDP Renovaveis SA	151,524
5,938	Enagas SA	173,269
7,448	Endesa SA	186,478
8,200	Ferrovial SA	184,136
11,860	Fomento de Construcciones y Contratas SA(a)	175,825
3,619	Grifols SA	94,472
2,862	Grifols SA (Preference Shares), Class B	53,529
3,950	Grupo Catalana Occidente SA	156,822
23,250	Iberdrola SA	192,083

Schedule of Investments

5,721	Industria de Diseno Textil SA	$159,847
14,906	Inmobiliaria Colonial Socimi SA REIT	152,738
23,898	Mediaset Espana Comunicacion SA	168,644
11,895	MERLIN Properties SOCIMI SA REIT	159,829
6,059	Naturgy Energy Group SA	169,291
7,887	Red Electrica Corp. SA	181,904
8,736	Repsol SA	153,670
11,554	Siemens Gamesa Renewable Energy SA(a)(b)	164,129
21,062	Telefonica SA	181,136
17,805	Zardoya Otis SA	141,276

		3,880,182

	Sweden - 2.3%
8,018	Assa Abloy AB, Class B	149,109
6,300	Boliden AB	157,234
7,664	Electrolux AB, Series B	181,027
13,044	Elekta AB, Class B	174,309
6,013	Fastighets AB Balder, Class B(a)	189,417
2,834	Hexagon AB, Class B	138,329
20,324	Husqvarna AB, Class B	155,004
5,551	ICA Gruppen AB(b)	195,111
5,143	Kinnevik AB, Class B	125,402
4,782	Lundin Petroleum AB	153,018
9,395	Securitas AB, Class B	150,833
14,950	Skandinaviska Enskilda Banken AB, Class A	156,651
231	Skandinaviska Enskilda Banken AB, Class C	2,500
8,844	Skanska AB, Class B	154,597
14,262	Svenska Cellulosa AB SCA, Class B	125,260
13,202	Svenska Handelsbanken AB, Class A	143,296
352	Svenska Handelsbanken AB, Class B	4,070
7,153	Swedbank AB, Class A	162,158
3,150	Swedish Match AB	140,905
13,426	Tele2 AB, Class B	167,542
37,917	Telia Co. AB	165,041

		2,990,813

	Switzerland - 3.4%
217	Banque Cantonale Vaudoise	172,358
91	Barry Callebaut AG	155,015
1	Chocoladefabriken Lindt & Spruengli AG	73,581
10	Chocoladefabriken Lindt & Spruengli AG-PC	63,754
6,759	Clariant AG(a)	134,349
5,003	Coca-Cola HBC AG(a)	168,347
2,431	DKSH Holding AG	182,307
267	EMS-Chemie Holding AG	133,487
838	Flughafen Zurich AG	148,240
367	Geberit AG	143,567
128	Georg Fischer AG	113,472
73	Givaudan SA	177,184
274	Helvetia Holding AG	162,395
3,170	Julius Baer Group Ltd.(a)	127,235
3,441	Logitech International SA	125,729
11,453	OC Oerlikon Corp. AG(a)	147,997
2,070	Pargesa Holding SA	163,476
210	Partners Group Holding AG	144,466
1,688	PSP Swiss Property AG	173,887
218	Schindler Holding AG	46,057
478	Schindler Holding AG-PC	101,661
68	SGS SA	164,157
1,140	Sika AG(b)	150,529
844	Sonova Holding AG	158,404
1,332	Sulzer AG	122,379
485	Swatch Group AG (The)	27,034
313	Swatch Group AG (The)-BR	89,978
464	Swiss Life Holding AG(a)	191,427
1,879	Swiss Prime Site AG(a)	159,377
1,846	Swiss RE AG	177,101
1,042	Temenos AG(a)	140,635
551	Zurich Insurance Group AG	173,114

		4,412,699

	United Arab Emirates - 0.1%
3,370	NMC Health PLC	$114,196

	United Kingdom - 8.2%
6,246	Admiral Group PLC	170,160
37,452	Ashmore Group PLC	199,134
5,349	Ashtead Group PLC	135,696
30,064	Auto Trader Group PLC(c)	180,733
4,921	AVEVA Group PLC	176,204
25,931	Aviva PLC	141,253
31,836	B&M European Value Retail SA	135,771
4,464	Bellway PLC	166,594
20,222	British Land Co. PLC (The) REIT	152,530
58,699	BT Group PLC	179,449
5,371	Bunzl PLC	169,567
89,707	Centrica PLC	160,959
41,631	Cineworld Group PLC	142,933
14,001	CNH Industrial NV, Class A	137,584
102,621	Cobham PLC(a)	145,590
59,965	ConvaTec Group PLC(b)(c)	112,642
2,519	Croda International PLC	159,750
37,736	CYBG PLC	87,019
4,310	Derwent London PLC REIT	183,638
38,982	Direct Line Insurance Group PLC	172,656
25,660	DS Smith PLC	113,820
8,425	easyJet PLC	140,085
6,853	Experian PLC	172,363
9,930	Fiat Chrysler Automobiles NV(a)	169,978
8,290	GlaxoSmithKline PLC	161,090
8,876	Halma PLC	163,463
27,907	Hammerson PLC REIT	136,526
7,660	Hiscox Ltd.	142,883
26,954	Howden Joinery Group PLC	179,198
10,460	IMI PLC	131,679
18,530	Inchcape PLC	139,670
16,482	Informa PLC	146,652
2,615	InterContinental Hotels Group PLC(a)	149,309
18,146	International Consolidated Airlines Group SA	153,724
79,351	ITV PLC	134,966
25,305	JD Sports Fashion PLC	154,054
46,489	Kingfisher PLC	136,190
50,704	Legal & General Group PLC	173,016
211,850	Lloyds Banking Group PLC	161,355
2,707	London Stock Exchange Group PLC	163,055
42,873	Marks & Spencer Group PLC	162,875
33,269	Merlin Entertainments PLC(c)	147,965
5,952	Mondi PLC	144,025
16,017	National Grid PLC	173,866
17,827	Phoenix Group Holdings PLC	148,864
7,365	Prudential PLC	143,920
1,992	Reckitt Benckiser Group PLC	153,633
7,675	RELX PLC	170,270
2,385	Renishaw PLC	146,514
27,059	Rightmove PLC	168,007
13,031	Rolls-Royce Holdings PLC	151,601
51,273	Royal Bank of Scotland Group PLC	162,480
27,334	Royal Mail PLC	96,399
18,301	RPC Group PLC	191,389
20,103	RSA Insurance Group PLC	135,607
22,352	Sage Group PLC (The)	184,062

Schedule of Investments

4,212	Schroders PLC	$144,667
19,685	Segro PLC REIT	167,538
9,397	Smith & Nephew PLC	177,384
7,884	Smiths Group PLC	149,809
1,829	Spirax-Sarco Engineering PLC	154,102
9,965	SSE PLC	153,369
11,175	St. James’s Place PLC	137,888
20,339	Standard Chartered PLC	164,249
34,417	Standard Life Aberdeen PLC	113,932
5,566	TechnipFMC PLC	129,586
2,992	Unilever NV CVA	160,140
3,031	Unilever PLC	158,867
7,057	Weir Group PLC (The)	139,711
48,012	WM Morrison Supermarkets PLC	147,946
10,981	WPP PLC	125,642

		10,839,245

	United States - 0.6%
2,748	Carnival PLC	155,728
2,024	Ferguson PLC	135,626
4,289	QIAGEN NV(a)	158,469
40,205	Samsonite International SA(a)(c)	118,104
2,097	Waste Connections, Inc.	175,083

		743,010

	Total Common Stocks & Other Equity Interests (Cost $132,240,809)	131,836,724

	Money Market Fund - 0.0%
21,824	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $21,824)	21,824

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $132,262,633) - 99.7%	131,858,548

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
2,714,302	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $2,714,302)	2,714,302

	Total Investments in Securities (Cost $134,976,935) - 101.7%	134,572,850
	Other assets less liabilities - (1.7)%	(2,291,887)

	Net Assets - 100.0%	$132,280,963

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $2,308,768, which represented 1.75% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Brazil - 4.6%
6,730	Ambev SA	$32,349
600	Atacadao Distribuicao Comercio e Industria Ltda	3,293
261	B2W Cia Digital(a)	3,582
2,938	B3 SA - Brasil Bolsa Balcao	25,381
1,438	Banco Bradesco SA	15,893
4,694	Banco Bradesco SA (Preference Shares)	58,321
1,227	Banco do Brasil SA	17,468
587	Banco Santander Brasil SA	7,746
999	BB Seguridade Participacoes SA	8,518
1,184	BR Malls Participacoes SA	4,729
246	Braskem SA (Preference Shares), Class A	3,529
700	BRF SA(a)	4,523
1,729	CCR SA	7,063
300	Centrais Eletricas Brasileiras SA(a)	3,080
322	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	3,598
227	Cia Brasileira de Distribuicao (Preference Shares), Class A	6,062
500	Cia de Saneamento Basico do Estado de Sao Paulo	5,953
1,247	Cia Energetica de Minas Gerais (Preference Shares)	4,741
1,000	Cia Siderurgica Nacional SA(a)	2,800
1,744	Cielo SA	5,716
233	Cosan SA	2,839
951	Embraer SA	5,049
291	Engie Brasil Energia SA	3,343
241	Equatorial Energia SA	5,832
1,472	Gerdau SA (Preference Shares)	6,324
496	Hypera SA	4,337
156	IRB Brasil Resseguros SA	3,651
6,814	Itau Unibanco Holding SA (Preference Shares)	72,539
6,306	Itausa - Investimentos Itau SA (Preference Shares)	23,370
1,005	Klabin SA	5,129
1,994	Kroton Educacional SA	6,257
714	Localiza Rent a Car SA	6,527
1,056	Lojas Americanas SA (Preference Shares)	6,108
1,024	Lojas Renner SA	12,790
145	M Dias Branco SA	1,895
109	Magazine Luiza SA	5,358
403	Multiplan Empreendimentos Imobiliarios SA	2,880
200	Natura Cosmeticos SA	2,604
499	Petrobras Distribuidora SA	3,651
4,248	Petroleo Brasileiro SA	34,459
5,595	Petroleo Brasileiro SA (Preference Shares)	39,288
138	Porto Seguro SA	2,124
330	Raia Drogasil SA	5,617

1,557	Rumo SA(a)	$8,399
300	Sul America SA	2,644
831	Suzano Papel e Celulose SA	10,494
639	Telefonica Brasil SA (Preference Shares)	8,541
1,209	TIM Participacoes SA	4,115
516	Ultrapar Participacoes SA	8,102
4,424	Vale SA	55,257
1,198	WEG SA	6,196

		590,064

	Chile - 4.2%
24,200	Aguas Andinas SA, Class A	14,360
233,712	Banco de Chile	37,226
440	Banco de Credito e Inversiones SA	31,486
598,808	Banco Santander Chile	48,497
13,248	Cencosud SA	26,874
1,368	Cia Cervecerias Unidas SA	18,671
73,029	Colbun SA	16,659
2,628	Embotelladora Andina SA (Preference Shares), Class B	10,211
1,397	Empresa Nacional de Telecomunicaciones SA	13,513
11,568	Empresas CMPC SA	41,973
3,609	Empresas COPEC SA	49,727
260,649	Enel Americas SA	53,472
259,618	Enel Chile SA	27,465
1,422,596	Itau CorpBanca	14,353
2,806	Latam Airlines Group SA	33,676
6,633	S.A.C.I. Falabella	53,466
1,091	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	46,685

		538,314

	China - 4.0%
500	3SBio, Inc.(b)	835
8	51job, Inc. ADR(a)	557
28	58.com, Inc. ADR(a)	1,775
250	AAC Technologies Holdings, Inc.	1,545
453	Agile Group Holdings Ltd.	599
9,646	Agricultural Bank of China Ltd., H-Shares	4,536
603	Air China Ltd., H-Shares	598
428	Alibaba Group Holding Ltd. ADR(a)	72,114
1,157	Alibaba Health Information Technology Ltd.(a)	1,059
2,000	Aluminum Corp. of China Ltd., H-Shares(a)	737
359	Angang Steel Co. Ltd., H-Shares(c)	268
408	Anhui Conch Cement Co. Ltd., H-Shares	2,205
317	ANTA Sports Products Ltd.	1,638
18	Autohome, Inc. ADR(a)(c)	1,303
1,000	AviChina Industry & Technology Co. Ltd., H-Shares	664
500	BAIC Motor Corp. Ltd., H-Shares(b)	325
92	Baidu, Inc. ADR(a)	15,882
26,241	Bank of China Ltd., H-Shares	12,106
3,000	Bank of Communications Co. Ltd., H-Shares	2,542
11	Baozun, Inc. ADR(a)(c)	394
1,000	BBMG Corp., H-Shares	342
559	Beijing Capital International Airport Co. Ltd., H-Shares	522
167	Beijing Enterprises Holdings Ltd.	946
2,000	Beijing Enterprises Water Group Ltd.	1,155
1,000	Brilliance China Automotive Holdings Ltd.	941
212	BYD Co. Ltd., H-Shares	1,244
223	BYD Electronic International Co. Ltd.	274
249	CAR, Inc.(a)	207
3,000	CGN Power Co. Ltd., H-Shares(b)	784
1,000	China Agri-Industries Holdings Ltd.	356

Schedule of Investments

3,000	China Cinda Asset Management Co. Ltd., H-Shares	$772
3,000	China CITIC Bank Corp. Ltd., H-Shares	1,942
1,000	China Coal Energy Co. Ltd., H-Shares	421
1,462	China Communications Construction Co. Ltd., H-Shares	1,463
790	China Communications Services Corp. Ltd., H-Shares	740
500	China Conch Venture Holdings Ltd.	1,666
31,766	China Construction Bank Corp., H-Shares	28,379
462	China Eastern Airlines Corp. Ltd., H-Shares	282
1,000	China Everbright Bank Co. Ltd., H-Shares	480
1,000	China Everbright International Ltd.	1,004
306	China Everbright Ltd.	575
861	China Evergrande Group	2,694
1,000	China Galaxy Securities Co. Ltd., H-Shares	516
716	China Hongqiao Group Ltd.	456
3,000	China Huarong Asset Management Co. Ltd., H-Shares(b)	608
400	China International Capital Corp. Ltd., H-Shares(b)	796
2,000	China Jinmao Holdings Group Ltd.	1,009
2,458	China Life Insurance Co. Ltd., H-Shares	6,058
60	China Literature Ltd.(a)(b)(c)	295
1,000	China Longyuan Power Group Corp. Ltd., H-Shares	747
452	China Medical System Holdings Ltd.	468
1,000	China Mengniu Dairy Co. Ltd.(a)	3,090
1,289	China Merchants Bank Co. Ltd., H-Shares	5,618
439	China Merchants Port Holdings Co. Ltd.	867
1,800	China Minsheng Banking Corp. Ltd., H-Shares	1,374
2,029	China Mobile Ltd.	21,281
1,234	China Molybdenum Co. Ltd., H-Shares	499
1,278	China National Building Material Co. Ltd., H-Shares	1,015
598	China Oilfield Services Ltd., H-Shares	591
369	China Oriental Group Co. Ltd.	249
1,267	China Overseas Land & Investment Ltd.	4,763
871	China Pacific Insurance Group Co. Ltd., H-Shares	3,047
8,428	China Petroleum & Chemical Corp., H-Shares	7,057
1,000	China Power International Development Ltd.	257
500	China Railway Construction Corp. Ltd., H-Shares	693
1,251	China Railway Group Ltd., H-Shares	1,167
488	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	386
2,000	China Reinsurance Group Corp., H-Shares	451
482	China Resources Beer Holdings Co. Ltd.	1,689
807	China Resources Cement Holdings Ltd.	816
294	China Resources Gas Group Ltd.	1,150
916	China Resources Land Ltd.	3,560
500	China Resources Pharmaceutical Group Ltd.(b)	710
581	China Resources Power Holdings Co. Ltd.	1,163
1,123	China Shenhua Energy Co. Ltd., H-Shares	2,834
606	China Southern Airlines Co. Ltd., H-Shares	430
667	China State Construction International Holdings Ltd.	634
534	China Taiping Insurance Holdings Co. Ltd.	1,463
4,584	China Telecom Corp. Ltd., H-Shares	2,477
13,102	China Tower Corp. Ltd., H-Shares(a)(b)	2,805

749	China Traditional Chinese Medicine Holdings Co. Ltd.	$487
721	China Travel International Investment Hong Kong Ltd.	208
2,000	China Unicom Hong Kong Ltd.	2,281
400	China Vanke Co. Ltd., H-Shares	1,611
400	China Zhongwang Holdings Ltd.	200
1,000	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	577
1,154	CIFI Holdings Group Co. Ltd.	757
2,000	CITIC Ltd.	3,023
753	CITIC Securities Co. Ltd., H-Shares	1,530
5,899	CNOOC Ltd.	9,863
407	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	230
1,000	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)(c)	403
555	COSCO SHIPPING Ports Ltd.	577
2,507	Country Garden Holdings Co. Ltd.	3,540
330	Country Garden Services Holdings Co. Ltd.(a)	508
1,372	CRRC Corp. Ltd., H-Shares	1,378
1,547	CSPC Pharmaceutical Group Ltd.	2,654
135	Ctrip.com International Ltd. ADR(a)	4,496
500	Dali Foods Group Co. Ltd.(b)	340
1,009	Datang International Power Generation Co. Ltd., H-Shares	262
896	Dongfeng Motor Group Co. Ltd., H-Shares	937
260	ENN Energy Holdings Ltd.	2,482
1,000	Far East Horizon Ltd.	1,032
1,000	Fosun International Ltd.	1,491
586	Future Land Development Holdings Ltd.	493
167	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	580
18	GDS Holdings Ltd. ADR(a)(c)	511
1,631	Geely Automobile Holdings Ltd.	2,756
303	Genscript Biotech Corp.(a)	465
400	GF Securities Co. Ltd., H-Shares	571
3,000	GOME Retail Holdings Ltd.(a)	260
1,000	Great Wall Motor Co. Ltd., H-Shares	678
500	Greentown China Holdings Ltd.	445
321	Greentown Service Group Co. Ltd.(b)	293
972	Guangdong Investment Ltd.	1,853
916	Guangzhou Automobile Group Co. Ltd., H-Shares	990
400	Guangzhou R&F Properties Co. Ltd., H-Shares	794
200	Guotai Junan Securities Co. Ltd., H-Shares(b)	426
211	Haitian International Holdings Ltd.	484
1,070	Haitong Securities Co. Ltd., H-Shares	1,203
214	Hengan International Group Co. Ltd.	1,680
8,000	HengTen Networks Group Ltd.(a)	260
148	Hua Hong Semiconductor Ltd.(b)	327
539	Huadian Power International Corp. Ltd., H-Shares	250
1,397	Huaneng Power International, Inc., H-Shares	876
2,000	Huaneng Renewables Corp. Ltd., H-Shares	573
539	Huatai Securities Co. Ltd., H-Shares(b)	1,004
40	Huazhu Group Ltd. ADR	1,270
22,936	Industrial & Commercial Bank of China Ltd., H-Shares	17,713
300	Inner Mongolia Yitai Coal Co. Ltd., Class B	348
241	JD.com, Inc. ADR(a)	5,989
404	Jiangsu Expressway Co. Ltd., H-Shares	585

Schedule of Investments

412	Jiangxi Copper Co. Ltd., H-Shares	$522
327	Jiayuan International Group Ltd.	158
1,000	Kaisa Group Holdings Ltd.	320
229	Kingboard Holdings Ltd.	801
761	Kingdee International Software Group Co. Ltd.	729
272	Kingsoft Corp. Ltd.	517
1,067	Kunlun Energy Co. Ltd.	1,137
500	KWG Group Holdings Ltd.	491
511	Lee & Man Paper Manufacturing Ltd.	454
100	Legend Holdings Corp., H-Shares(b)	261
2,381	Lenovo Group Ltd.	1,730
454	Logan Property Holdings Co. Ltd.	614
500	Longfor Group Holdings Ltd.	1,545
500	Luye Pharma Group Ltd.(b)	371
572	Maanshan Iron & Steel Co. Ltd., H-Shares	273
500	Meitu, Inc.(a)(b)	170
1,000	Metallurgical Corp. of China Ltd., H-Shares	274
798	MMG Ltd.(a)	291
48	Momo, Inc. ADR(a)	1,461
26	NetEase, Inc. ADR	6,550
300	New China Life Insurance Co. Ltd., H-Shares	1,269
43	New Oriental Education & Technology Group, Inc. ADR(a)	3,313
290	Nexteer Automotive Group Ltd.	436
9	Noah Holdings Ltd. ADR(a)	423
2,000	People’s Insurance Co. Group of China Ltd. (The), H-Shares	826
6,969	PetroChina Co. Ltd., H-Shares	4,494
2,279	PICC Property & Casualty Co. Ltd., H-Shares	2,350
1,722	Ping An Insurance Group Co. of China Ltd., H-Shares	16,657
1,000	Postal Savings Bank of China Co. Ltd., H-Shares(b)	561
1,000	Semiconductor Manufacturing International Corp.(a)(c)	942
672	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	561
884	Shanghai Electric Group Co. Ltd., H-Shares	309
147	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	447
162	Shanghai Industrial Holdings Ltd.	340
300	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	408
300	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	638
314	Shenzhen International Holdings Ltd.	608
1,088	Shenzhen Investment Ltd.	379
248	Shenzhou International Group Holdings Ltd.	2,919
500	Shimao Property Holdings Ltd.	1,415
1,000	Shui On Land Ltd.	247
1,000	Sihuan Pharmaceutical Holdings Group Ltd.	210
20	SINA Corp.(a)	1,228
2,296	Sino Biopharmaceutical Ltd.	1,931
1,000	Sino-Ocean Group Holding Ltd.	489
500	Sinopec Engineering Group Co. Ltd., H-Shares	491
1,097	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	519
400	Sinopharm Group Co. Ltd., H-Shares	1,787
1,000	Sinotrans Ltd., H-Shares	458
228	Sinotruk Hong Kong Ltd.	420
500	SOHO China Ltd.(a)	202

800	Sunac China Holdings Ltd.	$3,161
236	Sunny Optical Technology Group Co. Ltd.	2,319
117	TAL Education Group ADR(a)	3,631
1,887	Tencent Holdings Ltd.	83,207
575	Tingyi Cayman Islands Holding Corp.	800
187	Tong Ren Tang Technologies Co. Ltd., H-Shares(c)	251
325	Towngas China Co. Ltd.(a)	258
308	TravelSky Technology Ltd., H-Shares	832
119	Tsingtao Brewery Co. Ltd., H-Shares	522
428	Uni-President China Holdings Ltd.	380
131	Vipshop Holdings Ltd. ADR(a)	1,007
2,000	Want Want China Holdings Ltd.	1,613
18	Weibo Corp. ADR(a)(c)	1,092
642	Weichai Power Co. Ltd., H-Shares	859
152	Wuxi Biologics Cayman, Inc.(a)(b)	1,307
200	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	239
981	Xinyi Solar Holdings Ltd.	413
613	Yanzhou Coal Mining Co. Ltd., H-Shares	559
156	Yihai International Holding Ltd.	475
2,000	Yuexiu Property Co. Ltd.	387
120	Yum China Holdings, Inc.	4,374
1,000	Yuzhou Properties Co. Ltd.	493
14	YY, Inc. ADR(a)	972
500	Zhaojin Mining Industry Co. Ltd., H-Shares	523
474	Zhejiang Expressway Co. Ltd., H-Shares	486
100	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)(c)	344
188	Zhongsheng Group Holdings Ltd.	337
200	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,109
2,000	Zijin Mining Group Co. Ltd., H-Shares	744
250	ZTE Corp., H-Shares(a)	503

		515,647

	Colombia - 4.2%
5,577	Bancolombia SA	59,858
10,993	Bancolombia SA (Preference Shares)	121,598
11,201	Cementos Argos SA	29,136
119,967	Ecopetrol SA	112,772
7,062	Grupo Argos SA	42,195
95,086	Grupo Aval Acciones y Valores SA (Preference Shares)	32,754
5,702	Grupo de Inversiones Suramericana SA	63,293
2,746	Grupo de Inversiones Suramericana SA (Preference Shares)	29,243
10,773	Interconexion Electrica SA ESP	48,276

		539,125

	Czech Republic - 4.0%
9,427	CEZ AS	238,147
4,440	Komercni banka AS	179,226
28,352	Moneta Money Bank AS(b)	96,635

		514,008

	Egypt - 4.4%
90,027	Commercial International Bank Egypt SAE	422,552
77,704	Eastern Tobacco	74,058
66,002	ElSewedy Electric Co.	65,965

		562,575

	Greece - 4.1%
65,589	Alpha Bank AE(a)	65,702
1,216	FF Group(a)(d)	670
11,585	Hellenic Telecommunications Organization SA	145,560
5,210	JUMBO SA	85,369
2,916	Motor Oil (Hellas) Corinth Refineries SA	72,775
10,542	OPAP SA	103,122
2,213	Titan Cement Co. SA	49,923

		523,121

Schedule of Investments

	Hong Kong - 0.1%
4,631	Alibaba Pictures Group Ltd.(a)	$803
306	China Ding Yi Feng Holdings Ltd.(a)	1,074
1,062	China First Capital Group Ltd.(a)	552
600	China Gas Holdings Ltd.	1,908
2,500	Fullshare Holdings Ltd.(a)	567
417	Haier Electronics Group Co. Ltd.(a)	1,198
18	Hutchison China MediTech Ltd. ADR(a)	409
500	Kingboard Laminates Holdings Ltd.	515
540	Nine Dragons Paper Holdings Ltd.	548
498	SSY Group Ltd.	446
788	Sun Art Retail Group Ltd.	779

		8,799

	Hungary - 4.1%
11,750	MOL Hungarian Oil & Gas PLC	140,808
7,138	OTP Bank Nyrt	294,544
4,454	Richter Gedeon Nyrt	95,048

		530,400

	India - 4.0%
419	Axis Bank Ltd. GDR(a)(b)	21,327
596	Dr Reddy’s Laboratories Ltd. ADR	22,761
151	GAIL India Ltd. GDR(b)	4,228
511	HDFC Bank Ltd. ADR	50,191
1,381	ICICI Bank Ltd. ADR	14,100
8,494	Infosys Ltd. ADR	91,735
7,034	Invesco India ETF(a),(e)	167,832
648	Larsen & Toubro Ltd. GDR(b)	11,923
865	Mahindra & Mahindra Ltd. GDR(b)	8,373
1,698	Reliance Industries Ltd. GDR(b)	58,496
205	State Bank of India GDR(a)(b)	8,538
1,464	Tata Motors Ltd. ADR(a)(c)	19,135
3,240	Tata Steel Ltd. GDR(b)	21,967
1,342	Vedanta Ltd. ADR	14,990
1,185	Wipro Ltd. ADR	6,743

		522,339

	Indonesia - 4.3%
66,174	PT Adaro Energy Tbk	6,583
91,260	PT Astra International Tbk	55,190
44,640	PT Bank Central Asia Tbk	90,015
13,219	PT Bank Danamon Indonesia Tbk	8,609
85,819	PT Bank Mandiri (Persero) Tbk	45,758
34,294	PT Bank Negara Indonesia (Persero) Tbk	22,274
251,883	PT Bank Rakyat Indonesia (Persero) Tbk	69,404
19,475	PT Bank Tabungan Negara (Persero) Tbk	3,819
13,241	PT Bukit Asam Tbk	4,084
35,394	PT Bumi Serpong Damai Tbk(a)	3,369
33,925	PT Charoen Pokphand Indonesia Tbk	17,967
2,211	PT Gudang Garam Tbk	13,237
42,781	PT Hanjaya Mandala Sampoerna Tbk	11,727
12,576	PT Indah Kiat Pulp & Paper Corp. Tbk	11,701
8,462	PT Indocement Tunggal Prakarsa Tbk	11,643
10,723	PT Indofood CBP Sukses Makmur Tbk	8,269
20,184	PT Indofood Sukses Makmur Tbk	11,195
10,010	PT Jasa Marga (Persero) Tbk	3,525
96,977	PT Kalbe Farma Tbk	11,105
6,441	PT Pabrik Kertas Tjiwi Kimia Tbk	6,212
77,494	PT Pakuwon Jati Tbk	3,605
50,152	PT Perusahaan Gas Negara (Persero) Tbk	9,225
13,635	PT Semen Indonesia (Persero) Tbk	12,369
26,889	PT Surya Citra Media Tbk	3,627
227,410	PT Telekomunikasi Indonesia (Persero) Tbk	63,475
9,375	PT Tower Bersama Infrastructure Tbk	3,301
7,016	PT Unilever Indonesia Tbk	25,106
7,717	PT United Tractors Tbk	14,208

		550,602

	Luxembourg - 0.0%
226	Reinet Investments SCA	$3,417

	Malaysia - 3.9%
6,400	AirAsia Group Bhd	4,750
4,300	Alliance Bank Malaysia Bhd	4,451
7,100	AMMB Holdings Bhd	7,800
11,600	Axiata Group Bhd	11,356
600	British American Tobacco Malaysia Bhd	5,613
20,154	CIMB Group Holdings Bhd	27,653
15,600	Dialog Group Bhd	11,426
13,300	DiGi.com Bhd	15,131
552	Fraser & Neave Holdings Bhd	4,577
8,400	Gamuda Bhd	5,660
9,000	Genting Bhd	15,249
12,700	Genting Malaysia Bhd	10,201
1,000	Genting Plantations Bhd	2,495
2,700	HAP Seng Consolidated Bhd	6,493
5,600	Hartalega Holdings Bhd	7,383
2,800	Hong Leong Bank Bhd	14,109
1,000	Hong Leong Financial Group Bhd	4,810
10,500	IHH Healthcare Bhd	14,356
12,400	IJM Corp. Bhd	5,540
8,000	IOI Corp. Bhd	9,082
7,000	IOI Properties Group Bhd	2,666
1,800	Kuala Lumpur Kepong Bhd	10,846
16,487	Malayan Banking Bhd	38,400
3,900	Malaysia Airports Holdings Bhd	7,655
10,092	Maxis Bhd	14,167
4,800	MISC Bhd	7,945
256	Nestle Malaysia Bhd	9,281
10,200	Petronas Chemicals Group Bhd	21,043
855	Petronas Dagangan Bhd	5,507
3,000	Petronas Gas Bhd	13,242
2,400	PPB Group Bhd	10,664
5,800	Press Metal Aluminium Holdings Bhd	6,103
12,531	Public Bank Bhd	75,810
2,793	QL Resources Bhd	4,610
4,300	RHB Bank Bhd	5,700
10,100	Sime Darby Bhd	5,523
10,100	Sime Darby Plantation Bhd	12,748
12,801	Sime Darby Property Bhd	3,594
6,400	SP Setia Bhd Group	4,016
4,800	Telekom Malaysia Bhd	3,410
13,441	Tenaga Nasional Bhd	42,331
6,000	Top Glove Corp. Bhd	7,061
4,400	Westports Holdings Bhd	3,996
14,000	YTL Corp. Bhd	3,760

		508,213

	Mexico - 4.7%
12,591	Alfa SAB de CV, Class A	15,927
2,089	Alsea SAB de CV	5,810
137,988	America Movil SAB de CV, Series L	111,024
1,831	Arca Continental SAB de CV	10,702
7,587	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Class B	11,416
58,866	Cemex SAB de CV, Series CPO(a)(f)	31,957
2,180	Coca-Cola Femsa SAB de CV, Series L	13,691
779	El Puerto de Liverpool SAB de CV	5,126
14,000	Fibra Uno Administracion SA de CV REIT	19,306
7,975	Fomento Economico Mexicano SAB de CV, Series CPO(g)	72,913
890	Gruma SAB de CV, Class B	10,897

Schedule of Investments

1,485	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$13,394
863	Grupo Aeroportuario del Sureste SAB de CV, Class B	15,689
6,834	Grupo Bimbo SAB de CV, Series A	13,580
1,894	Grupo Carso SAB de CV, Series A1	7,461
10,573	Grupo Financiero Banorte SAB de CV, Class O	58,988
9,651	Grupo Financiero Inbursa SAB de CV, Class O	14,049
14,143	Grupo Mexico SAB de CV, Series B	34,034
9,951	Grupo Televisa SAB, Series CPO(h)	25,003
578	Industrias Penoles SAB de CV	7,930
2,229	Infraestructura Energetica Nova SAB de CV	8,796
6,328	Kimberly-Clark de Mexico SAB de CV, Class A	10,615
1,244	Megacable Holdings SAB de CV, Series CPO(i)	5,621
4,359	Mexichem SAB de CV	11,701
947	Promotora y Operadora de Infraestructura SAB de CV	9,711
21,447	Wal-Mart de Mexico SAB de CV	56,581

		601,922

	Pakistan - 4.0%
154,387	Habib Bank Ltd.	166,318
107,837	MCB Bank Ltd.	162,169
167,953	Oil & Gas Development Co. Ltd.	182,828

		511,315

	Peru - 4.2%
4,367	Cia de Minas Buenaventura SAA ADR	68,344
1,675	Credicorp Ltd.	406,656
2,120	Southern Copper Corp.	71,274

		546,274

	Philippines - 4.2%
18,726	Aboitiz Equity Ventures, Inc.	23,089
13,976	Aboitiz Power Corp.	10,299
38,234	Alliance Global Group, Inc.	10,052
2,358	Ayala Corp.	41,947
68,866	Ayala Land, Inc.	58,677
8,552	Bank of the Philippine Islands	14,934
18,325	BDO Unibank, Inc.	47,474
37,828	DMCI Holdings, Inc.	9,132
316	Globe Telecom, Inc.	12,249
852	GT Capital Holdings, Inc.	17,446
4,439	International Container Terminal Services, Inc.	9,217
27,209	JG Summit Holdings, Inc.	33,757
4,129	Jollibee Foods Corp.	25,039
2,141	Manila Electric Co.	15,029
107,159	Megaworld Corp.	10,611
134,669	Metro Pacific Investments Corp.	12,560
15,119	Metropolitan Bank & Trust Co.	24,371
821	PLDT, Inc.	20,324
19,730	Robinsons Land Corp.	8,349
2,147	Security Bank Corp.	7,375
2,288	SM Investments Corp.	43,468
94,690	SM Prime Holdings, Inc.	69,232
8,373	Universal Robina Corp.	23,797

		548,428

	Poland - 4.2%
791	Alior Bank SA(a)	12,247
298	Bank Handlowy w Warszawie SA	5,545
5,253	Bank Millennium SA(a)	12,476
1,452	Bank Polska Kasa Opieki SA	43,244
250	CCC SA	12,037

583	CD Projekt SA(a)	$29,828
2,215	Cyfrowy Polsat SA(a)	14,136
425	Dino Polska SA(a)(b)	11,479
801	Grupa Lotos SA	20,059
458	Jastrzebska Spolka Weglowa SA(a)	8,423
1,212	KGHM Polska Miedz SA(a)	30,730
11	LPP SA	24,792
128	mBank SA	15,476
5,336	Orange Polska SA(a)	8,046
7,287	PGE Polska Grupa Energetyczna SA(a)	23,272
2,562	Polski Koncern Naftowy ORLEN SA	72,231
15,013	Polskie Gornictwo Naftowe i Gazownictwo SA	30,846
7,473	Powszechna Kasa Oszczednosci Bank Polski SA	79,506
5,160	Powszechny Zaklad Ubezpieczen SA	62,054
301	Santander Bank Polska SA	30,297

		546,724

	Qatar - 4.0%
1,817	Barwa Real Estate Co.	20,325
1,890	Commercial Bank PQSC (The)	22,034
7,584	Ezdan Holding Group QSC(a)	32,554
1,717	Industries Qatar QSC	67,713
3,459	Masraf Al Rayan QSC	38,758
763	Ooredoo QPSC	15,904
472	Qatar Electricity & Water Co. QSC	24,367
1,489	Qatar Insurance Co. SAQ	15,944
1,091	Qatar Islamic Bank SAQ	47,340
4,283	Qatar National Bank QPSC	232,885

		517,824

	Romania - 0.0%
578	NEPI Rockcastle PLC	5,464

	Russia - 4.1%
15,504	Gazprom PJSC ADR	75,722
1,377	LUKOIL PJSC ADR	110,435
1,005	Magnit PJSC GDR(b)	16,000
486	Magnitogorsk Iron & Steel Works PJSC GDR(b)	4,189
1,772	MMC Norilsk Nickel PJSC ADR	36,858
1,407	Mobile TeleSystems PJSC ADR	12,100
257	Novatek PJSC GDR(b)	47,159
341	Novolipetsk Steel PJSC GDR(b)	7,979
328	PhosAgro PJSC GDR(b)	4,467
515	Polymetal International PLC	5,882
151	Polyus PJSC GDR(b)	6,297
2,415	Rosneft Oil Co. PJSC GDR(b)	15,094
6,356	Sberbank of Russia PJSC ADR	86,283
1,349	Severstal PJSC GDR(b)	20,586
2,048	Surgutneftegas PJSC ADR	8,475
1,984	Surgutneftegas PJSC (Preference Shares) ADR	12,221
718	Tatneft PJSC ADR	52,687
3,144	VTB Bank PJSC GDR(b)	3,977
350	X5 Retail Group NV GDR(b)	9,226

		535,637

	Singapore - 0.0%
100	BOC Aviation Ltd.(b)	845

	South Africa - 4.1%
1,178	Absa Group Ltd.	16,404
83	Anglo American Platinum Ltd.	3,990
673	AngloGold Ashanti Ltd.	9,483
634	Aspen Pharmacare Holdings Ltd.	6,941
548	Bid Corp. Ltd.	11,702
552	Bidvest Group Ltd. (The)	8,428

Schedule of Investments

62	Capitec Bank Holdings Ltd.	$5,449
391	Clicks Group Ltd.	5,802
582	Discovery Ltd.	6,983
387	Exxaro Resources Ltd.	4,489
5,503	FirstRand Ltd.	28,776
1,642	Fortress REIT Ltd., Class A REIT	2,394
1,171	Fortress REIT Ltd., Class B REIT	1,369
346	Foschini Group Ltd. (The)	4,416
1,265	Gold Fields Ltd.	5,125
4,858	Growthpoint Properties Ltd. REIT	9,507
383	Hyprop Investments Ltd. REIT	2,598
431	Investec Ltd.	2,828
99	Kumba Iron Ore Ltd.	2,526
198	Liberty Holdings Ltd.	1,594
2,029	Life Healthcare Group Holdings Ltd.	4,147
1,456	MMI Holdings Ltd.(a)	1,847
420	Mr. Price Group Ltd.	7,058
2,773	MTN Group Ltd.	18,186
717	Naspers Ltd., Class N	164,256
654	Nedbank Group Ltd.	14,084
1,812	Netcare Ltd.	3,380
8,081	Old Mutual Ltd.	14,244
564	Pick n Pay Stores Ltd.	2,952
232	PSG Group Ltd.	4,380
1,052	Rand Merchant Investment Holdings Ltd.	2,920
8,956	Redefine Properties Ltd. REIT	7,120
865	Remgro Ltd.	13,756
425	Resilient REIT Ltd. REIT	2,069
1,154	RMB Holdings Ltd.	7,262
2,920	Sanlam Ltd.	18,508
815	Sappi Ltd.	4,792
917	Sasol Ltd.	27,670
725	Shoprite Holdings Ltd.	8,941
297	SPAR Group Ltd. (The)	4,463
2,117	Standard Bank Group Ltd.	31,109
446	Telkom SA SOC Ltd.	2,256
248	Tiger Brands Ltd.	5,162
681	Truworths International Ltd.	4,111
985	Vodacom Group Ltd.	8,950
1,628	Woolworths Holdings Ltd.	6,162

		530,589

	South Korea - 4.2%
24	Amorepacific Corp.(a)	3,915
6	Amorepacific Corp. (Preference Shares)(a)	550
19	AMOREPACIFIC Group(a)	1,170
5	BGF Retail Co. Ltd.(a)	827
173	BNK Financial Group, Inc.(a)	1,143
37	Celltrion Healthcare Co. Ltd.(a)	2,474
10	Celltrion Pharm, Inc.(a)	565
62	Celltrion, Inc.(a)	12,203
46	Cheil Worldwide, Inc.	972
6	CJ CheilJedang Corp.(a)	1,847
10	CJ Corp.(a)	1,083
1	CJ Corp. (Preference Shares)(a)(d)	44
8	CJ ENM Co. Ltd.(a)	1,526
5	CJ Logistics Corp.(a)	755
39	Coway Co. Ltd.	2,923
18	Daelim Industrial Co. Ltd.(a)	1,723
110	Daewoo Engineering & Construction Co. Ltd.(a)	512
28	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	931
33	DB Insurance Co. Ltd.	2,061
112	DGB Financial Group, Inc.(a)	874
34	Doosan Bobcat, Inc.	1,015
16	E-MART, Inc.	2,761

36	Fila Korea Ltd.(a)	$1,540
44	GS Engineering & Construction Corp.	1,861
34	GS Holdings Corp.	1,662
18	GS Retail Co. Ltd.	583
224	Hana Financial Group, Inc.	8,043
49	Hankook Tire Co. Ltd.(a)	1,841
5	Hanmi Pharm Co. Ltd.(a)	1,950
8	Hanmi Science Co. Ltd.(a)	527
124	Hanon Systems	1,426
71	Hanwha Chemical Corp.(a)	1,433
27	Hanwha Corp.(a)	853
201	Hanwha Life Insurance Co. Ltd.(a)	777
20	HDC Hyundai Development Co-Engineering & Construction(a)	885
21	HLB, Inc.(a)	1,416
21	Hotel Shilla Co. Ltd.	1,446
9	Hyundai Department Store Co. Ltd.(a)	773
58	Hyundai Engineering & Construction Co. Ltd.(a)	3,242
12	Hyundai Glovis Co. Ltd.(a)	1,531
28	Hyundai Heavy Industries Co. Ltd.(a)	3,485
7	Hyundai Heavy Industries Holdings Co. Ltd.(a)	2,259
41	Hyundai Marine & Fire Insurance Co. Ltd.(a)	1,376
51	Hyundai Mobis Co. Ltd.(a)	10,313
102	Hyundai Motor Co.	11,872
25	Hyundai Motor Co. (2nd Preference Shares)	1,890
16	Hyundai Motor Co. (Preference Shares)	1,106
60	Hyundai Steel Co.	2,761
188	Industrial Bank of Korea(a)	2,408
37	Kakao Corp.(a)	3,302
88	Kangwon Land, Inc.(a)	2,689
296	KB Financial Group, Inc.(a)	12,783
4	KCC Corp.	1,176
196	Kia Motors Corp.	6,403
55	Korea Aerospace Industries Ltd.(a)	1,686
191	Korea Electric Power Corp.(a)	5,922
18	Korea Gas Corp.(a)	875
28	Korea Investment Holdings Co. Ltd.(a)	1,618
6	Korea Zinc Co. Ltd.(a)	2,375
31	Korean Air Lines Co. Ltd.(a)	1,014
42	KT Corp. ADR(a)	580
87	KT&G Corp.(a)	7,749
12	Kumho Petrochemical Co. Ltd.	971
34	LG Chem Ltd.	11,245
5	LG Chem Ltd. (Preference Shares)	910
71	LG Corp.(a)	4,958
173	LG Display Co. Ltd.(a)	2,939
79	LG Electronics, Inc.	4,729
7	LG Household & Health Care Ltd.	7,958
2	LG Household & Health Care Ltd. (Preference Shares)	1,366
9	LG Innotek Co. Ltd.	789
81	LG Uplus Corp.	1,099
13	Lotte Chemical Corp.(a)	3,505
20	Lotte Corp.(a)	940
7	Lotte Shopping Co. Ltd.(a)	1,233
3	Medy-Tox, Inc.	1,397
265	Mirae Asset Daewoo Co. Ltd.(a)	1,808
104	NAVER Corp.	12,712
13	NCSoft Corp.(a)	5,474
17	Netmarble Corp.(a)(b)	1,635
93	NH Investment & Securities Co. Ltd.(a)	1,166
12	OCI Co. Ltd.(a)	1,154
22	Orange Life Insurance Ltd.(b)	592

Schedule of Investments

14	Orion Corp.(a)	$1,428
1	Ottogi Corp.(a)	700
159	Pan Ocean Co. Ltd.(a)	647
4	Pearl Abyss Corp.(a)	695
59	POSCO	14,529
18	POSCO Chemtech Co. Ltd.	963
33	POSCO Daewoo Corp.	593
11	S-1 Corp.	1,018
11	Samsung Biologics Co. Ltd.(a)(b)	3,945
57	Samsung C&T Corp.	6,147
19	Samsung Card Co. Ltd.	569
42	Samsung Electro-Mechanics Co. Ltd.	4,077
3,590	Samsung Electronics Co. Ltd.	148,904
640	Samsung Electronics Co. Ltd. (Preference Shares)	21,570
104	Samsung Engineering Co. Ltd.(a)	1,566
23	Samsung Fire & Marine Insurance Co. Ltd.	5,643
329	Samsung Heavy Industries Co. Ltd.(a)	2,691
52	Samsung Life Insurance Co. Ltd.	4,127
41	Samsung SDI Co. Ltd.	8,236
26	Samsung SDS Co. Ltd.	5,223
41	Samsung Securities Co. Ltd.	1,233
318	Shinhan Financial Group Co. Ltd.(a)	12,347
5	Shinsegae, Inc.	1,189
44	SillaJen, Inc.(a)	2,982
24	SK Holdings Co. Ltd.	5,684
434	SK Hynix, Inc.	28,825
48	SK Innovation Co. Ltd.	8,132
15	SK Telecom Co. Ltd.	3,478
34	S-Oil Corp.	3,193
9	ViroMed Co. Ltd.(a)	2,233
353	Woori Bank(a)(d)	4,765
6	Yuhan Corp.(a)	1,283

		536,500

	Taiwan - 3.9%
3,000	Acer, Inc.(a)	1,904
321	Advantech Co. Ltd.	2,387
104	Airtac International Group	1,192
3,180	ASE Technology Holding Co. Ltd.(a)	6,211
2,000	Asia Cement Corp.	2,373
649	Asustek Computer, Inc.	4,985
8,000	AU Optronics Corp.	3,099
603	Catcher Technology Co. Ltd.	4,544
6,515	Cathay Financial Holding Co. Ltd.	9,246
1,020	Chailease Holding Co. Ltd.	3,752
5,200	Chang Hwa Commercial Bank Ltd.	3,030
2,000	Cheng Shin Rubber Industry Co. Ltd.	2,809
538	Chicony Electronics Co. Ltd.	1,175
2,000	China Airlines Ltd.	687
12,000	China Development Financial Holding Corp.	3,898
2,093	China Life Insurance Co. Ltd.	1,890
10,585	China Steel Corp.	8,769
3,498	Chunghwa Telecom Co. Ltd.	12,183
4,000	Compal Electronics, Inc.	2,370
14,149	CTBC Financial Holding Co. Ltd.	9,533
2,000	Delta Electronics, Inc.	9,830
9,070	E.Sun Financial Holding Co. Ltd.	6,303
164	Eclat Textile Co. Ltd.	1,858
2,100	Eva Airways Corp.	1,018
2,100	Evergreen Marine Corp. Taiwan Ltd.	817
3,160	Far Eastern New Century Corp.	3,055
1,469	Far EasTone Telecommunications Co. Ltd.	3,424
307	Feng TAY Enterprise Co. Ltd.	1,924
9,084	First Financial Holding Co. Ltd.	6,032
3,236	Formosa Chemicals & Fibre Corp.	11,218

1,140	Formosa Petrochemical Corp.	$3,989
4,000	Formosa Plastics Corp.	13,281
1,000	Formosa Taffeta Co. Ltd.	1,146
1,000	Foxconn Technology Co. Ltd.	1,927
6,000	Fubon Financial Holding Co. Ltd.	8,701
293	Giant Manufacturing Co. Ltd.	1,450
201	Globalwafers Co. Ltd.	1,897
752	Highwealth Construction Corp.	1,174
207	Hiwin Technologies Corp.	1,631
12,120	Hon Hai Precision Industry Co. Ltd.	27,616
251	Hotai Motor Co. Ltd.	2,394
6,905	Hua Nan Financial Holdings Co. Ltd.	4,147
8,000	Innolux Corp.	2,721
2,000	Inventec Corp.	1,540
93	Largan Precision Co. Ltd.	11,443
2,000	Lite-On Technology Corp.	2,946
1,381	MediaTek, Inc.	10,923
10,000	Mega Financial Holding Co. Ltd.	8,658
622	Micro-Star International Co. Ltd.	1,500
4,744	Nan Ya Plastics Corp.	11,782
1,000	Nanya Technology Corp.	1,956
148	Nien Made Enterprise Co. Ltd.	1,252
532	Novatek Microelectronics Corp.	2,736
2,000	Pegatron Corp.	3,372
136	Phison Electronics Corp.	1,107
2,000	Pou Chen Corp.	2,396
681	Powertech Technology, Inc.	1,567
526	President Chain Store Corp.	5,522
2,488	Quanta Computer, Inc.	4,527
421	Realtek Semiconductor Corp.	2,240
600	Ruentex Development Co. Ltd.	908
338	Ruentex Industries Ltd.	902
9,532	Shin Kong Financial Holding Co. Ltd.	2,696
9,180	SinoPac Financial Holdings Co. Ltd.	3,093
379	Standard Foods Corp.	616
1,305	Synnex Technology International Corp.	1,606
161	TaiMed Biologics, Inc.(a)	883
9,123	Taishin Financial Holding Co. Ltd.	4,039
3,120	Taiwan Business Bank	1,122
4,231	Taiwan Cement Corp.	5,144
8,240	Taiwan Cooperative Financial Holding Co. Ltd.	4,962
2,000	Taiwan High Speed Rail Corp.	2,028
1,480	Taiwan Mobile Co. Ltd.	5,275
22,671	Taiwan Semiconductor Manufacturing Co. Ltd.	163,087
1,722	Tatung Co. Ltd.(a)	1,508
4,320	Uni-President Enterprises Corp.	10,110
11,000	United Microelectronics Corp.	4,064
1,000	Vanguard International Semiconductor Corp.	2,168
291	Walsin Technology Corp.	1,620
331	Win Semiconductors Corp.	1,611
3,000	Winbond Electronics Corp.	1,435
2,619	Wistron Corp.	1,799
1,391	WPG Holdings Ltd.	1,763
234	Yageo Corp.	2,449
9,000	Yuanta Financial Holding Co. Ltd.	4,980
407	Zhen Ding Technology Holding Ltd.	1,047

		509,972

	Thailand - 4.2%
4,422	Advanced Info Service PCL NVDR	25,264
18,173	Airports of Thailand PCL NVDR	40,136
1,100	Bangkok Bank PCL NVDR	7,570
16,482	Bangkok Dusit Medical Services PCL NVDR	12,450

Schedule of Investments

32,500	Bangkok Expressway & Metro PCL NVDR	$10,819
9,000	Banpu PCL NVDR	4,782
5,054	Berli Jucker PCL NVDR	7,886
24,519	BTS Group Holdings PCL NVDR	7,848
2,822	BTS Group Holdings PCL Wts. expiring 11/29/19(a)	57
1,500	Bumrungrad Hospital PCL NVDR	8,930
5,709	Central Pattana PCL NVDR	14,573
14,557	Charoen Pokphand Foods PCL NVDR	12,697
21,310	CP ALL PCL NVDR	53,032
2,200	Delta Electronics Thailand PCL NVDR	4,894
600	Electricity Generating PCL NVDR	5,032
5,504	Energy Absolute PCL NVDR	8,368
2,200	Glow Energy PCL NVDR	6,496
1,800	Gulf Energy Development PCL NVDR	5,012
16,650	Home Product Center PCL NVDR	8,314
7,000	Indorama Ventures PCL NVDR	10,754
43,400	IRPC PCL NVDR	7,987
7,603	Kasikornbank PCL NVDR	48,671
15,100	Krung Thai Bank PCL NVDR	9,570
13,000	Land & Houses PCL NVDR	4,452
9,614	Minor International PCL NVDR	11,924
2,700	Muangthai Capital PCL NVDR	4,105
5,893	PTT Exploration & Production PCL NVDR	23,200
9,375	PTT Global Chemical PCL NVDR	20,405
44,828	PTT PCL NVDR	69,590
2,200	Robinson PCL NVDR	4,788
1,628	Siam Cement PCL (The) NVDR	24,387
7,761	Siam Commercial Bank PCL (The) NVDR	33,039
4,744	Thai Oil PCL NVDR	10,933
8,300	Thai Union Group PCL NVDR	4,968
47,500	TMB Bank PCL NVDR	3,345
43,400	True Corp. PCL NVDR	7,084

		543,362

	Turkey - 4.3%
34,740	Akbank T.A.S.	47,520
3,331	Anadolu Efes Biracilik ve Malt Sanayii AS	14,184
3,248	Arcelik AS	11,622
5,497	Aselsan Elektronik Sanayi ve Ticaret AS	27,294
3,360	BIM Birlesik Magazalar AS	58,587
22,502	Eregli Demir ve Celik Fabrikalari TAS	36,910
1,128	Ford Otomotiv Sanayi AS	13,065
14,758	Haci Omer Sabanci Holding AS	26,717
12,228	KOC Holding AS	40,871
13,260	Petkim Petrokimya Holding AS	14,782
2,919	TAV Havalimanlari Holding AS	15,723
1,974	Tupras Turkiye Petrol Rafinerileri AS	53,012
8,872	Turk Hava Yollari AO(a)	26,432
17,337	Turkcell Iletisim Hizmetleri AS	48,602
36,553	Turkiye Garanti Bankasi AS	63,983
10,046	Turkiye Halk Bankasi AS	14,751
25,315	Turkiye Is Bankasi AS, Class C	27,781
10,849	Turkiye Sise ve Cam Fabrikalari AS	14,232

		556,068

	United Arab Emirates - 3.8%
27,276	Abu Dhabi Commercial Bank PJSC	69,434
50,953	Aldar Properties PJSC	22,057
24,004	DAMAC Properties Dubai Co. PJSC	8,561
2,195	DP World Ltd.	39,071
21,787	Dubai Islamic Bank PJSC	30,251
10,580	Emaar Development PJSC	11,522
25,818	Emaar Malls PJSC	11,036
46,134	Emaar Properties PJSC	54,135
22,831	Emirates Telecommunications Group Co. PJSC	105,795
35,821	First Abu Dhabi Bank PJSC	143,752

		495,614

	United Kingdom - 0.0%
182	Mondi Ltd.	$4,500

	United States - 0.0%
1,363	JBS SA	5,646

	Total Common Stocks & Other Equity Interests (Cost $12,077,553)	12,903,308

	Money Market Fund - 0.1%
14,984	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(j) (Cost $14,984)	14,984

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,092,537) - 99.9%	12,918,292

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
21,326	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(j)(k) (Cost $21,326)	21,326

	Total Investments in Securities (Cost $12,113,863) - 100.1%	12,939,618
	Other assets less liabilities - (0.1)%	(17,217)

	Net Assets - 100.0%	$12,922,401

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Wts. - Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $398,485, which represented 3.08% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

Affiliated company. The Investment Company Act of 1940 as amend (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2019	Dividend Income
Invesco India ETF	$154,350	$823	$—	$12,659	$—	$167,832	$1,622

(f)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(g)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(h)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(i)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(j)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Brazil - 2.5%
339,507	Ambev SA	$1,631,922
166,600	BB Seguridade Participacoes SA	1,420,500
160,937	Engie Brasil Energia SA	1,848,911
332,200	Klabin SA	1,695,289
91,900	Telefonica Brasil SA (Preference Shares)	1,228,344

		7,824,966

	Chile - 5.9%
12,616,998	Banco de Chile	2,009,664
20,772	Banco de Credito e Inversiones SA	1,486,427
22,468,741	Banco Santander Chile	1,819,707
745,870	Cencosud SA	1,513,025
124,239	Cia Cervecerias Unidas SA	1,695,690
369,486	Empresas CMPC SA	1,340,644
109,596	Empresas COPEC SA	1,510,095
8,298,975	Enel Americas SA	1,702,536
17,172,021	Enel Chile SA	1,816,630
166,632,645	Itau CorpBanca	1,681,174
227,136	S.A.C.I. Falabella	1,830,845

		18,406,437

	China - 8.2%
2,580,475	Agricultural Bank of China Ltd., H-Shares	1,213,498
3,326,200	Bank of China Ltd., H-Shares	1,534,511
1,931,521	Bank of Communications Co. Ltd., H-Shares	1,636,945
199,732	Beijing Enterprises Holdings Ltd.	1,131,442
6,345,127	CGN Power Co. Ltd., H-Shares(a)	1,657,705
4,428,133	China Cinda Asset Management Co. Ltd., H-Shares	1,139,948
1,165,463	China Communications Construction Co. Ltd., H-Shares	1,165,953
1,365,019	China Construction Bank Corp., H-Shares	1,219,466
5,020,205	China Huishan Dairy Holdings Co. Ltd.(b)(c)	0
617,273	China Life Insurance Co. Ltd., H-Shares	1,521,411
674,519	China Merchants Port Holdings Co. Ltd.	1,332,413
1,700,562	China Minsheng Banking Corp. Ltd., H-Shares	1,298,172
164,272	China Mobile Ltd.	1,722,964
628,801	China Resources Power Holdings Co. Ltd.	1,258,131
2,683,757	China Telecom Corp. Ltd., H-Shares	1,450,180
1,033,490	China Unicom Hong Kong Ltd.	1,178,806
886,429	CITIC Ltd.	1,339,805
1,160,914	CRRC Corp. Ltd., H-Shares	1,165,841
589,633	Guangdong Investment Ltd.	1,124,155
1,722,470	Industrial & Commercial Bank of China Ltd., H-Shares	1,330,262

		25,421,608

	Colombia - 1.5%
126,635	Bancolombia SA (Preference Shares)	1,400,764
271,368	Grupo Argos SA	1,621,417
163,928	Grupo de Inversiones Suramericana SA	1,819,610

		4,841,791

	Czech Republic - 1.9%
74,668	CEZ AS	$1,886,282
55,022	Komercni banka AS	2,221,026
547,509	Moneta Money Bank AS(a)	1,866,130

		5,973,438

	Egypt - 0.5%
332,717	Commercial International Bank Egypt SAE	1,561,644

	Greece - 0.4%
124,041	OPAP SA	1,213,370

	Hungary - 1.2%
104,682	MOL Hungarian Oil & Gas PLC	1,254,475
28,699	OTP Bank Nyrt	1,184,242
59,099	Richter Gedeon Nyrt	1,261,161

		3,699,878

	India - 1.3%
13,636	HDFC Bank Ltd. ADR	1,339,328
133,383	Infosys Ltd. ADR	1,440,536
242,905	Wipro Ltd. ADR	1,382,130

		4,161,994

	Indonesia - 0.5%
733,656	PT Bank Central Asia Tbk	1,479,389

	Malaysia - 9.6%
894,195	CIMB Group Holdings Bhd	1,226,898
1,175,863	DiGi.com Bhd	1,337,774
915,200	Genting Bhd	1,550,656
282,500	Hong Leong Bank Bhd	1,423,535
989,847	IHH Healthcare Bhd	1,353,306
591,778	Kuala Lumpur Kepong Bhd	3,565,694
852,692	Malayan Banking Bhd	1,986,006
646,400	Malaysia Airports Holdings Bhd	1,268,813
34,300	Nestle Malaysia Bhd	1,243,543
986,545	Petronas Chemicals Group Bhd	2,035,231
309,500	Petronas Dagangan Bhd	1,993,313
268,500	Petronas Gas Bhd	1,185,176
596,380	PPB Group Bhd	2,649,931
363,724	Public Bank Bhd	2,200,459
904,000	QL Resources Bhd	1,491,953
1,149,900	Sime Darby Plantation Bhd	1,451,412
558,672	Tenaga Nasional Bhd	1,759,489

		29,723,189

	Mexico - 5.7%
1,866,015	America Movil SAB de CV, Series L	1,501,383
286,547	Arca Continental SAB de CV	1,674,865
971,827	Becle SAB de CV	1,247,710
238,481	Coca-Cola Femsa SAB de CV, Series L	1,497,693
1,071,425	Fibra Uno Administracion SA de CV REIT	1,477,497
178,744	Fomento Economico Mexicano SAB de CV, Series CPO(d)	1,634,207
118,261	Gruma SAB de CV, Class B	1,447,914
166,659	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,503,222
78,910	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,434,569
774,632	Kimberly-Clark de Mexico SAB de CV, Class A	1,299,450
171,976	Promotora y Operadora de Infraestructura SAB de CV	1,763,481
474,612	Wal-Mart de Mexico SAB de CV	1,252,113

		17,734,104

	Peru - 0.5%
6,418	Credicorp Ltd.	1,558,162

Schedule of Investments

	Poland - 0.4%
42,362	Bank Polska Kasa Opieki SA	$1,261,626

	Qatar - 1.3%
114,737	Barwa Real Estate Co.	1,283,416
116,253	Masraf Al Rayan QSC	1,302,608
31,252	Qatar Islamic Bank SAQ	1,356,077

		3,942,101

	Russia - 1.2%
15,547	LUKOIL PJSC ADR	1,246,870
183,592	Rosneft Oil Co. PJSC GDR(a)	1,147,450
17,156	Tatneft PJSC ADR	1,258,907

		3,653,227

	South Africa - 2.3%
816,647	Growthpoint Properties Ltd. REIT	1,598,216
452,180	Rand Merchant Investment Holdings Ltd.	1,255,336
2,023,103	Redefine Properties Ltd. REIT	1,608,420
86,077	Remgro Ltd.	1,368,929
83,005	SPAR Group Ltd. (The)	1,247,265

		7,078,166

	South Korea - 8.5%
202,545	BNK Financial Group, Inc.(b)	1,337,982
81,811	Dongsuh Cos., Inc.	1,411,739
26,392	GS Holdings Corp.	1,290,365
329,377	Hanwha Life Insurance Co. Ltd.(b)	1,272,926
96,662	Industrial Bank of Korea(b)	1,237,975
38,860	Kangwon Land, Inc.(b)	1,187,471
26,968	KB Financial Group, Inc.(b)	1,164,618
98,831	KT Corp. ADR(b)	1,365,844
16,299	KT Corp.(b)	418,956
15,259	KT&G Corp.(b)	1,359,068
19,205	LG Corp.(b)	1,341,148
5,253	NongShim Co. Ltd.	1,319,565
11,715	Samsung C&T Corp.	1,263,470
46,780	Samsung Card Co. Ltd.	1,402,160
6,143	Samsung Fire & Marine Insurance Co. Ltd.	1,507,248
17,897	Samsung Life Insurance Co. Ltd.	1,420,307
40,399	Samsung Securities Co. Ltd.	1,214,530
37,151	Shinhan Financial Group Co. Ltd.(b)	1,442,433
5,046	SK Holdings Co. Ltd.	1,195,004
5,109	SK Telecom Co. Ltd.	1,184,669
77,646	Woori Bank(b)(c)	1,048,212

		26,385,690

	Taiwan - 26.4%
185,095	Advantech Co. Ltd.	1,376,697
195,838	Asustek Computer, Inc.	1,504,411
1,025,000	Cathay Financial Holding Co. Ltd.	1,454,682
4,437,800	Chang Hwa Commercial Bank Ltd.	2,585,701
1,090,435	Cheng Shin Rubber Industry Co. Ltd.	1,531,575
4,187,000	China Airlines Ltd.	1,437,848
5,110,472	China Development Financial Holding Corp.	1,660,157
1,931,680	China Life Insurance Co. Ltd.	1,744,841
2,737,140	China Steel Corp.	2,267,474
750,222	Chunghwa Telecom Co. Ltd.	2,612,950
3,027,000	Compal Electronics, Inc.	1,793,252
2,361,053	CTBC Financial Holding Co. Ltd.	1,590,866
3,414,625	E.Sun Financial Holding Co. Ltd.	2,373,004
3,442,000	Eva Airways Corp.	1,669,378
952,993	Far EasTone Telecommunications Co. Ltd.	2,221,060
4,484,183	First Financial Holding Co. Ltd.	2,977,632
337,095	Formosa Chemicals & Fibre Corp.	1,168,583

410,146	Formosa Plastics Corp.	$1,361,746
683,000	Foxconn Technology Co. Ltd.	1,316,134
1,118,875	Fubon Financial Holding Co. Ltd.	1,622,508
1,058,000	Highwealth Construction Corp.	1,651,322
518,400	Hon Hai Precision Industry Co. Ltd.	1,181,192
5,077,591	Hua Nan Financial Holdings Co. Ltd.	3,049,381
980,000	International CSRC Investment Holdings Co.	1,371,678
1,727,000	Inventec Corp.	1,329,478
945,000	Lite-On Technology Corp.	1,391,900
2,418,777	Mega Financial Holding Co. Ltd.	2,094,281
709,930	Nan Ya Plastics Corp.	1,763,184
1,386,000	Pou Chen Corp.	1,660,231
502,000	Powertech Technology, Inc.	1,155,263
965,000	Quanta Computer, Inc.	1,755,888
919,040	Ruentex Development Co. Ltd.	1,391,057
3,534,000	Shin Kong Financial Holding Co. Ltd.	999,641
5,036,421	SinoPac Financial Holdings Co. Ltd.	1,696,758
1,034,264	Synnex Technology International Corp.	1,272,567
5,162,835	Taishin Financial Holding Co. Ltd.	2,285,518
5,952,480	Taiwan Business Bank	2,141,006
5,015,390	Taiwan Cooperative Financial Holding Co. Ltd.	3,020,188
1,230,000	Taiwan Fertilizer Co. Ltd.(b)	1,735,609
1,504,000	Taiwan High Speed Rail Corp.	1,524,978
804,162	Taiwan Mobile Co. Ltd.	2,866,258
159,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,146,648
2,199,000	Teco Electric and Machinery Co. Ltd.	1,327,782
542,181	Uni-President Enterprises Corp.	1,268,910
437,842	Wistron NeWeb Corp.	1,074,599
1,524,937	WPG Holdings Ltd.	1,933,379
3,184,472	Yuanta Financial Holding Co. Ltd.	1,762,154

		82,121,349

	Thailand - 16.3%
309,557	Advanced Info Service PCL NVDR	1,768,614
783,238	Airports of Thailand PCL NVDR	1,729,805
1,444,181	Bangchak Corp. PCL NVDR	1,490,753
285,265	Bangkok Bank PCL NVDR	1,963,094
2,008,004	Bangkok Chain Hospital PCL NVDR	1,047,626
1,596,120	Bangkok Dusit Medical Services PCL NVDR	1,205,679
5,368,675	Bangkok Expressway & Metro PCL NVDR	1,787,124
6,955,873	BTS Group Holdings PCL NVDR	2,226,414
1,779,857	BTS Group Holdings PCL Wts. expiring 11/29/19(b)	35,890
222,292	Bumrungrad Hospital PCL NVDR	1,323,400
611,747	Central Pattana PCL NVDR	1,561,553
1,708,024	CH Karnchang PCL NVDR	1,407,750
1,669,525	Charoen Pokphand Foods PCL NVDR	1,456,175
737,695	CP ALL PCL NVDR	1,835,826
207,679	Electricity Generating PCL NVDR	1,741,599
581,048	Glow Energy PCL NVDR	1,715,665
2,639,647	Home Product Center PCL NVDR	1,318,028
1,380,058	Intouch Holdings PCL NVDR	2,396,356
6,494,198	IRPC PCL NVDR	1,195,219
229,277	Kasikornbank PCL NVDR	1,467,725
779,980	Kiatnakin Bank PCL NVDR	1,710,127
2,673,863	Krung Thai Bank PCL NVDR	1,694,566
4,236,696	Land & Houses PCL NVDR	1,450,993
759,979	PTT PCL NVDR	1,179,771
13,049,425	Quality Houses PCL NVDR	1,236,338
561,453	Robinson PCL NVDR	1,222,015
130,364	Siam Cement PCL (The) NVDR	1,952,800

Schedule of Investments

318,762	Siam Commercial Bank PCL (The) NVDR	$1,356,977
3,452,694	Star Petroleum Refining PCL NVDR	1,204,589
2,374,423	Thai Union Group PCL NVDR	1,421,196
957,242	Thanachart Capital PCL NVDR	1,646,851
565,668	Tisco Financial Group PCL NVDR	1,498,248
16,757,646	TMB Bank PCL NVDR	1,180,021
6,598,997	TPI Polene Power PCL NVDR	1,351,799

		50,780,586

	Turkey - 0.4%
69,669	BIM Birlesik Magazalar AS	1,214,789

	United Arab Emirates - 3.4%
559,765	Abu Dhabi Commercial Bank PJSC	1,424,939
3,644,316	Aldar Properties PJSC	1,577,583
3,599,303	Dubai Investments PJSC	1,293,515
1,178,319	Dubai Islamic Bank PJSC	1,636,109
947,195	Emaar Properties PJSC	1,111,465
420,530	Emirates Telecommunications Group Co. PJSC	1,948,658
371,744	First Abu Dhabi Bank PJSC	1,491,834

		10,484,103

	Total Investments in Securities (Cost $298,372,880) - 99.9%	310,521,607
	Other assets less liabilities - 0.1%	449,046

	Net Assets - 100.0%	$310,970,653

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Wts. - Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $4,671,285, which represented 1.50% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Emerging Markets Momentum ETF (EEMO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Brazil - 9.7%
2,600	Banco Santander Brasil SA	$34,309
1,200	Braskem SA (Preference Shares), Class A	17,215
6,700	Gerdau SA (Preference Shares)	28,784
500	GOL Linhas Aereas Inteligentes SA (Preference Shares)(a)	3,393
1,300	IRB Brasil Resseguros SA	30,426
4,600	Klabin SA	23,475
2,800	Localiza Rent a Car SA	25,596
800	Magazine Luiza SA	39,326
17,700	Petroleo Brasileiro SA	143,580
800	Porto Seguro SA	12,316
6,100	Rumo SA(a)	32,905
6,900	Suzano Papel e Celulose SA	87,131
29,700	Vale SA	370,965

		849,421

	Chile - 1.0%
311,527	Banco Santander Chile	25,230
9,528	Empresas CMPC SA	34,571
2,061	Empresas COPEC SA	28,398

		88,199

	China - 10.9%
9,619	Anhui Conch Cement Co. Ltd., H-Shares	51,977
6,097	ANTA Sports Products Ltd.	31,508
473	Autohome, Inc. ADR(a)(b)	34,236
519	BeiGene Ltd. ADR(a)	67,200
18,828	China Mengniu Dairy Co. Ltd.(a)	58,187
26,049	China National Building Material Co. Ltd., H-Shares	20,682
169,524	China Petroleum & Chemical Corp., H-Shares	141,942
10,994	China Resources Beer Holdings Co. Ltd.	38,530
18,732	China Resources Cement Holdings Ltd.	18,931
127,058	CNOOC Ltd.	212,446
33,774	CSPC Pharmaceutical Group Ltd.	57,935
12,896	Dali Foods Group Co. Ltd.(c)	8,776
1,220	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	4,688
6,852	Shenzhou International Group Holdings Ltd.	80,643
65,311	Sino Biopharmaceutical Ltd.	54,934
15,751	Tingyi Cayman Islands Holding Corp.	21,920
4,073	Wuxi Biologics Cayman, Inc.(a)(c)	35,011
31,040	Zall Smart Commerce Group Ltd.(a)	16,654

		956,200

	Colombia - 0.7%
61,653	Ecopetrol SA	57,956

	Czech Republic - 0.6%
1,951	CEZ AS	49,287

	Hong Kong - 0.7%
15,342	China Gas Holdings Ltd.	48,783
13,853	Sun Art Retail Group Ltd.	13,700

		62,483

	India - 25.4%
562	Dr Reddy’s Laboratories Ltd. ADR	$21,463
521	GAIL India Ltd. GDR(c)	14,588
5,777	HDFC Bank Ltd. ADR	567,417
58,542	Infosys Ltd. ADR	632,253
18,246	Invesco India ETF(d)	435,350
4,103	Mahindra & Mahindra Ltd. GDR(c)	39,717
12,867	Reliance Industries Ltd. GDR(c)	443,268
10,809	Tata Steel Ltd. GDR(c)	73,285

		2,227,341

	Indonesia - 2.1%
61,420	PT Bank Central Asia Tbk	123,851
22,895	PT Bukit Asam Tbk	7,062
35,684	PT Indah Kiat Pulp & Paper Corp. Tbk	33,200
2,444	PT Indo Tambangraya Megah Tbk	3,988
17,252	PT Pabrik Kertas Tjiwi Kimia Tbk	16,638

		184,739

	Malaysia - 3.5%
35,300	Dialog Group Bhd	25,855
1,200	Fraser & Neave Holdings Bhd	9,949
12,500	Hartalega Holdings Bhd	16,480
3,100	Hong Leong Bank Bhd	15,621
500	Nestle Malaysia Bhd	18,127
20,800	Petronas Chemicals Group Bhd	42,910
4,000	PPB Group Bhd	17,773
17,400	Public Bank Bhd	105,267
13,600	Tenaga Nasional Bhd	42,832
11,000	Top Glove Corp. Bhd	12,944

		307,758

	Mexico - 1.2%
6,273	Mexichem SAB de CV	16,839
33,203	Wal-Mart de Mexico SAB de CV	87,596

		104,435

	Peru - 1.1%
397	Credicorp Ltd.	96,384

	Poland - 0.5%
703	CD Projekt SA(a)	35,967
440	Dino Polska SA(a)(c)	11,884

		47,851

	Qatar - 2.7%
1,217	Industries Qatar QSC	47,995
927	Qatar Islamic Bank SAQ	40,224
2,696	Qatar National Bank QPSC	146,593

		234,812

	Russia - 14.4%
4,420	Evraz PLC	28,967
41,122	Gazprom PJSC ADR	200,840
4,540	LUKOIL PJSC ADR	364,108
1,008	Magnitogorsk Iron & Steel Works PJSC GDR(c)	8,689
762	Novatek PJSC GDR(c)	139,827
567	Novolipetsk Steel PJSC GDR(c)	13,268
6,745	Rosneft Oil Co. PJSC GDR(c)	42,156
16,451	Sberbank of Russia PJSC ADR	223,322
1,440	Severstal PJSC GDR(c)	21,974
3,052	Tatneft PJSC ADR	223,956

		1,267,107

	South Africa - 3.0%
19,854	FirstRand Ltd.	103,818
356	Kumba Iron Ore Ltd.	9,085
1,427	Mr. Price Group Ltd.	23,980
4,290	RMB Holdings Ltd.	26,998
3,398	Sasol Ltd.	102,534

		266,415

Schedule of Investments

	South Korea - 4.5%
295	Celltrion Healthcare Co. Ltd.(a)	$19,726
164	Celltrion Pharm, Inc.(a)	9,271
928	Celltrion, Inc.(a)	182,656
35	Daewoong Pharmaceutical Co. Ltd.(a)	6,087
517	Fila Korea Ltd.(a)	22,118
455	HLB, Inc.(a)	30,670
180	Hotel Shilla Co. Ltd.	12,392
101	Kumho Petrochemical Co. Ltd.	8,170
155	Orion Corp.(a)	15,811
200	POSCO Chemtech Co. Ltd.	10,695
385	Samsung Electro-Mechanics Co. Ltd.	37,370
1,009	Samsung Engineering Co. Ltd.(a)	15,189
665	Ssangyong Cement Industrial Co. Ltd.	3,945
84	ViroMed Co. Ltd.(a)	20,837

		394,937

	Taiwan - 12.5%
22,000	Acer, Inc.(a)	13,964
20,000	Asia Cement Corp.	23,729
98,000	China Development Financial Holding Corp.	31,836
3,000	Chroma ATE, Inc.	11,718
114,000	E.Sun Financial Holding Co. Ltd.	79,225
29,000	Far Eastern New Century Corp.	28,036
3,000	Feng TAY Enterprise Co. Ltd.	18,798
54,788	First Financial Holding Co. Ltd.	36,381
32,000	Formosa Chemicals & Fibre Corp.	110,932
31,000	Formosa Plastics Corp.	102,925
1,000	Global Unichip Corp.	6,445
2,000	Globalwafers Co. Ltd.	18,879
1,120	Hiwin Technologies Corp.	8,822
53,340	Hua Nan Financial Holdings Co. Ltd.	32,034
5,000	International CSRC Investment Holdings Co.	6,998
33,000	Nan Ya Plastics Corp.	81,959
4,000	Novatek Microelectronics Corp.	20,572
4,000	President Chain Store Corp.	41,990
5,000	Ruentex Development Co. Ltd.	7,568
3,200	Ruentex Industries Ltd.	8,541
64,000	Shin Kong Financial Holding Co. Ltd.	18,103
3,000	Sino-American Silicon Products, Inc.(a)	6,299
87,000	SinoPac Financial Holdings Co. Ltd.	29,310
9,000	Synnex Technology International Corp.	11,074
9,000	TA Chen Stainless Pipe	12,861
51,256	Taishin Financial Holding Co. Ltd.	22,690
36,000	Taiwan Business Bank	12,949
23,000	Taiwan Cement Corp.	27,963
78,880	Taiwan Cooperative Financial Holding Co. Ltd.	47,500
23,000	Tatung Co. Ltd.(a)	20,139
1,000	TCI Co. Ltd.	14,322
43,000	Uni-President Enterprises Corp.	100,636
4,000	Vanguard International Semiconductor Corp.	8,671
17,000	Walsin Lihwa Corp.	9,684
4,000	Walsin Technology Corp.	22,265
3,990	Yageo Corp.	41,755

		1,097,573

	Thailand - 4.0%
26,943	Airports of Thailand PCL NVDR	59,504
27,355	Bangkok Dusit Medical Services PCL NVDR	20,664
28,750	CP ALL PCL NVDR	71,547
3,185	Global Power Synergy PCL NVDR	6,397

28,475	Home Product Center PCL NVDR	$14,218
16,559	Indorama Ventures PCL NVDR	25,441
8,596	Krungthai Card PCL NVDR	8,117
20,572	Land & Houses PCL NVDR	7,046
11,698	PTT Exploration & Production PCL NVDR	46,054
57,496	PTT PCL NVDR	89,255
15,743	VGI Global Media PCL NVDR	3,905

		352,148

	Turkey - 0.5%
10,063	Eregli Demir ve Celik Fabrikalari TAS	16,506
402	Ford Otomotiv Sanayi AS	4,656
1,847	Tekfen Holding AS	8,800
5,480	Turk Hava Yollari AO(a)	16,326

		46,288

	United Arab Emirates - 0.9%
20,955	First Abu Dhabi Bank PJSC	84,094

	Total Common Stocks & Other Equity Interests (Cost $9,143,959)	8,775,428

	Money Market Fund - 0.0%
1,513	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $1,513)	1,513

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $9,145,472) - 99.9%	8,776,941

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
30,707	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $30,707)	30,707

	Total Investments in Securities (Cost $9,176,179) - 100.3%	8,807,648
	Other assets less liabilities - (0.3)%	(22,147)

	Net Assets - 100.0%	$8,785,501

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $852,443, which represented 9.70% of the Fund’s Net Assets.

(d)

Affiliated company. The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco India ETF	$547,854	$—	$(154,537)	$57,090	$(15,057)	$435,350	$4,208

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 21.0%
5,716	AGL Energy Ltd.	$89,275
6,914	Amcor Ltd.	68,814
30,255	Aurizon Holdings Ltd.	97,066
77,917	AusNet Services	93,742
5,053	Australia & New Zealand Banking Group Ltd.	92,220
3,663	Caltex Australia Ltd.	71,686
1,645	Commonwealth Bank of Australia	83,854
8,864	Crown Resorts Ltd.	77,235
9,084	Dexus REIT	76,039
18,127	GPT Group (The) REIT	76,660
6,671	National Australia Bank Ltd.	116,059
29,290	Scentre Group REIT	84,787
43,234	Stockland REIT	119,161
8,845	Suncorp Group Ltd.	83,712
18,220	Sydney Airport	87,150
8,585	Transurban Group	76,181
50,035	Vicinity Centres REIT	95,221
4,463	Wesfarmers Ltd.	104,818
5,814	Westpac Banking Corp.	104,074

		1,697,754

	Denmark - 0.7%
2,200	Tryg A/S	56,227

	Finland - 1.2%
2,080	Sampo Oyj, Class A	95,396

	France - 8.0%
1,955	Cie de Saint-Gobain	67,567
2,862	CNP Assurances	65,154
5,547	Engie SA	89,013
4,892	Orange SA	76,173
723	Sanofi	62,901
1,534	TOTAL SA	84,454
709	Unibail-Rodamco-Westfield REIT	127,856
3,418	Veolia Environnement SA	72,243

		645,361

	Germany - 5.2%
313	Allianz SE	66,415
1,054	BASF SE	77,185
1,028	Bayerische Motoren Werke AG	86,652
3,986	Deutsche Telekom AG	64,901
1,285	Innogy SE(a)	61,043
292	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65,168

		421,364

	Hong Kong - 5.4%
7,610	CK Infrastructure Holdings Ltd.	61,439
11,000	Henderson Land Development Co. Ltd.	62,313
73,547	HK Electric Investments & HK Electric Investments Ltd.(a)	74,890

58,904	HKT Trust & HKT Ltd.	$86,779
85,606	Mapletree North Asia Commercial Trust REIT(a)	81,490
11,051	Power Assets Holdings Ltd.	74,291

		441,202

	Israel - 3.3%
6,506	Alony Hetz Properties & Investments Ltd.	68,834
11,456	Gazit-Globe Ltd.	93,679
724	Paz Oil Co. Ltd.	108,184

		270,697

	Italy - 5.0%
4,765	Assicurazioni Generali SpA	83,627
11,291	Enel SpA	68,225
5,445	Eni SpA	92,506
18,353	Snam SpA	87,817
11,260	Terna Rete Elettrica Nazionale SpA	69,408

		401,583

	Japan - 13.9%
15	Activia Properties, Inc. REIT	64,987
2,478	Aozora Bank Ltd.	76,278
2,829	Canon, Inc.	80,947
28	Daiwa House REIT Investment Corp. REIT	65,915
18	Frontier Real Estate Investment Corp. REIT	73,601
61	GLP J-Reit REIT	64,851
105	Japan Hotel REIT Investment Corp. REIT	80,561
5,185	Japan Post Bank Co. Ltd.	60,364
4,603	Japan Post Holdings Co. Ltd.	56,549
30	Japan Retail Fund Investment Corp. REIT	61,472
3,400	Japan Tobacco, Inc.	85,914
38,744	Mizuho Financial Group, Inc.	63,867
45	Mori Trust Sogo REIT, Inc. REIT	69,755
2,100	MS&AD Insurance Group Holdings, Inc.	62,404
11,311	Nissan Motor Co. Ltd.	96,325
40	United Urban Investment Corp. REIT	63,843

		1,127,633

	Netherlands - 2.0%
1,645	NN Group NV	69,688
3,086	Royal Dutch Shell PLC, Class A	95,885

		165,573

	New Zealand - 4.8%
23,287	Contact Energy Ltd.	97,557
30,305	Meridian Energy Ltd.	73,989
34,341	Spark New Zealand Ltd.	96,586
28,293	Z Energy Ltd.	117,744

		385,876

	Norway - 0.9%
3,709	Telenor ASA	70,186

	Portugal - 1.2%
27,088	EDP-Energias de Portugal SA	99,152

	Singapore - 9.7%
42,498	Ascendas Real Estate Investment Trust REIT	86,598
53,500	CapitaLand Commercial Trust REIT	74,800
51,117	CapitaLand Mall Trust REIT	91,236
85,500	Keppel REIT	75,031
64,637	Mapletree Commercial Trust REIT	84,603
88,400	Mapletree Logistics Trust REIT	90,066
8,600	Singapore Airlines Ltd.	61,719
11,867	Singapore Exchange Ltd.	67,426
24,014	Singapore Technologies Engineering Ltd.	66,435
40,405	Singapore Telecommunications Ltd.	90,747

		788,661

Schedule of Investments

	Spain - 4.9%
3,464	Endesa SA	$86,729
26,113	Mapfre SA	72,751
2,871	Naturgy Energy Group SA	80,217
4,593	Repsol SA	80,793
9,368	Telefonica SA	80,566

		401,056

	Sweden - 1.0%
17,819	Telia Co. AB	77,561

	Switzerland - 3.8%
510	Kuehne + Nagel International AG	69,090
828	Swiss RE AG	79,436
144	Swisscom AG	69,090
279	Zurich Insurance Group AG	87,657

		305,273

	United Kingdom - 7.7%
19,840	Aviva PLC	108,074
10,844	BAE Systems PLC	73,007
4,167	GlaxoSmithKline PLC	80,972
9,987	HSBC Holdings PLC	83,935
8,113	Land Securities Group PLC REIT	92,336
29,011	Legal & General Group PLC	98,994
115,084	Lloyds Banking Group PLC	87,653

		624,971

	Total Common Stocks & Other Equity Interests (Cost $8,227,671)	8,075,526

	Money Market Fund - 0.1%
4,066	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $4,066)	4,066

	Total Investments in Securities (Cost $8,231,737) - 99.8%	8,079,592
	Other assets less liabilities - 0.2%	15,985

	Net Assets - 100.0%	$8,095,577

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $217,423, which represented 2.69% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed Low Volatility ETF (IDLV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 10.0%
289,920	Amcor Ltd.	$2,885,544
74,196	ASX Ltd.	3,446,712
158,192	Australia & New Zealand Banking Group Ltd.	2,887,102
363,681	Brambles Ltd.	2,821,494
56,906	Commonwealth Bank of Australia	2,900,776
305,700	Crown Resorts Ltd.	2,663,669
331,439	Dexus REIT	2,774,357
350,910	Goodman Group REIT	2,983,398
763,537	GPT Group (The) REIT	3,229,051
1,506,883	Mirvac Group REIT	2,636,985
195,208	National Australia Bank Ltd.	3,396,135
349,411	QBE Insurance Group Ltd.	2,733,714
932,557	Scentre Group REIT	2,699,496
186,541	Sonic Healthcare Ltd.	3,131,097
994,334	Stockland REIT	2,740,570
323,339	Suncorp Group Ltd.	3,060,199
336,197	Transurban Group	2,983,330
1,424,619	Vicinity Centres REIT	2,711,166
124,262	Wesfarmers Ltd.	2,918,407
153,358	Westpac Banking Corp.	2,745,205
172,492	Woolworths Group Ltd.	3,693,939

		62,042,346

	Belgium - 2.5%
20,088	Ackermans & van Haaren NV	3,220,080
64,290	Ageas	2,993,568
38,836	Colruyt SA	2,795,842
36,040	Groupe Bruxelles Lambert SA	3,401,787
15,298	Sofina SA	3,040,298

		15,451,575

	Canada - 21.9%
301,674	Algonquin Power & Utilities Corp.	3,333,046
97,171	Atco Ltd., Class I(a)	3,074,282
67,169	Bank of Montreal(a)	4,919,146
74,344	Bank of Nova Scotia (The)	4,234,319
89,400	BCE, Inc.	3,888,999
63,163	Brookfield Asset Management, Inc., Class A	2,719,284
95,377	Canadian Apartment Properties REIT	3,398,800
52,852	Canadian Imperial Bank of Commerce	4,483,546
140,415	Canadian Utilities Ltd., Class A	3,611,680
44,707	CGI Group, Inc., Class A(b)	2,957,205
307,926	Choice Properties Real Estate Investment Trust REIT	3,003,527
193,295	CI Financial Corp.	2,603,661
85,909	Emera, Inc.(a)	3,009,072
220,440	First Capital Realty, Inc.	3,444,323
100,591	Fortis, Inc.	3,589,198
46,284	George Weston Ltd.	3,363,546
195,958	Great-West Lifeco, Inc.	4,207,733
268,098	H&R Real Estate Investment Trust REIT	4,529,882
250,973	Hydro One Ltd.(c)	3,934,770

81,452	iA Financial Corp., Inc.	$3,027,238
119,942	IGM Financial, Inc.	3,085,084
43,995	Intact Financial Corp.	3,479,267
62,394	Loblaw Cos. Ltd.	3,023,019
76,894	Metro, Inc.	2,796,944
95,700	National Bank of Canada	4,503,358
49,962	Onex Corp.	2,825,841
77,939	Pembina Pipeline Corp.(a)	2,778,576
194,596	Power Corp. of Canada	3,870,287
198,201	Power Financial Corp.	4,068,757
120,546	Quebecor, Inc., Class B	2,839,022
228,614	RioCan Real Estate Investment Trust REIT	4,339,714
59,903	Rogers Communications, Inc., Class B	3,242,142
57,394	Royal Bank of Canada	4,371,087
140,275	Shaw Communications, Inc., Class B	2,849,720
150,889	SmartCentres Real Estate Investment Trust REIT	3,825,938
92,863	Sun Life Financial, Inc.	3,351,638
123,678	TELUS Corp.(a)	4,333,862
86,809	Toronto-Dominion Bank (The)	4,891,393

		135,808,906

	Denmark - 1.0%
28,927	Carlsberg A/S, Class B	3,313,742
116,590	Tryg A/S	2,979,747

		6,293,489

	Finland - 0.5%
66,871	Sampo Oyj, Class A	3,066,942

	France - 7.9%
57,659	Accor SA	2,516,095
22,445	Air Liquide SA	2,728,690
54,731	BNP Paribas SA	2,572,646
126,869	Bureau Veritas SA	2,824,170
127,458	CNP Assurances	2,901,632
37,320	Danone SA	2,719,249
21,130	EssilorLuxottica SA	2,682,777
4,627	Hermes International	2,784,170
77,658	Klepierre SA REIT	2,669,695
50,798	Legrand SA	3,016,994
10,746	L’Oreal SA	2,590,637
180,671	Orange SA	2,813,208
18,344	Pernod Ricard SA	3,052,078
30,670	Sanofi	2,668,279
75,253	Societe Generale SA	2,343,512
46,255	TOTAL SA	2,546,552
15,801	Unibail-Rodamco-Westfield REIT	2,849,444
31,729	Vinci SA	2,799,003

		49,078,831

	Germany - 3.9%
12,868	Allianz SE	2,730,414
26,467	Beiersdorf AG	2,651,262
162,158	Deutsche Telekom AG	2,640,307
53,916	Deutsche Wohnen SE	2,696,734
21,089	Hannover Rueck SE	3,046,599
23,220	Henkel AG & Co. KGaA (Preference Shares)	2,261,524
54,507	MAN SE	5,647,726
12,522	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,794,647

		24,469,213

	Hong Kong - 6.1%
253,616	CK Hutchison Holdings Ltd.	2,551,771
404,196	CK Infrastructure Holdings Ltd.	3,263,259
250,460	CLP Holdings Ltd.	2,899,855
511,236	Henderson Land Development Co. Ltd.	2,896,051

Schedule of Investments

3,926,405	HK Electric Investments & HK Electric Investments Ltd.(c)	$3,998,111
1,978,570	HKT Trust & HKT Ltd.	2,914,890
1,759,999	Hong Kong & China Gas Co. Ltd.	3,817,552
464,559	Hongkong Land Holdings Ltd.	3,330,888
37,888	Jardine Matheson Holdings Ltd.	2,531,676
3,469,734	Mapletree North Asia Commercial Trust REIT(c)	3,302,911
563,635	MTR Corp. Ltd.	3,146,190
442,850	Power Assets Holdings Ltd.	2,977,091

		37,630,245

	Ireland - 0.5%
65,924	AerCap Holdings NV(b)	3,115,568

	Israel - 2.3%
275,883	Alony Hetz Properties & Investments Ltd.	2,918,859
415,558	Bank Leumi Le-Israel BM	2,743,889
366,905	Gazit-Globe Ltd.(a)	3,000,275
756,100	Israel Discount Bank Ltd., Class A	2,669,996
111,061	Strauss Group Ltd.	2,697,927

		14,030,946

	Italy - 0.5%
163,393	Assicurazioni Generali SpA	2,867,586

	Japan - 17.6%
756	Activia Properties, Inc. REIT	3,275,328
1,303	Advance Residence Investment Corp. REIT(a)	3,855,242
73,545	ANA Holdings, Inc.	2,708,521
85,260	Aozora Bank Ltd.	2,624,469
94,442	Canon, Inc.	2,702,310
234,273	Chugoku Electric Power Co., Inc. (The)	3,200,992
1,463	Daiwa House REIT Investment Corp. REIT	3,444,093
526	Daiwa Office Investment Corp. REIT	3,518,589
28,887	East Japan Railway Co.	2,675,558
1,052	Frontier Real Estate Investment Corp. REIT	4,301,571
2,830	GLP J-Reit REIT	3,008,647
4,259	Japan Hotel REIT Investment Corp. REIT	3,267,725
263,938	Japan Post Bank Co. Ltd.	3,072,769
309,742	Japan Post Holdings Co. Ltd.	3,805,247
774	Japan Prime Realty Investment Corp. REIT	3,154,176
579	Japan Real Estate Investment Corp. REIT	3,394,303
1,621	Japan Retail Fund Investment Corp. REIT	3,321,538
67,087	Kintetsu Group Holdings Co. Ltd.	2,925,001
85,061	Kyushu Railway Co.	2,899,718
247,189	Mazda Motor Corp.	2,723,326
67,535	Mitsubishi Heavy Industries Ltd.	2,608,193
1,997,027	Mizuho Financial Group, Inc.	3,291,984
3,061	Mori Trust Sogo REIT, Inc. REIT	4,744,930
104,657	Nagoya Railroad Co. Ltd.	2,769,569
86,665	NEC Corp.	2,906,618
504	Nippon Building Fund, Inc. REIT	3,260,278
1,583	Nippon Prologis REIT, Inc. REIT	3,454,585
344,266	Nissan Motor Co. Ltd.	2,931,781
2,378	Nomura Real Estate Master Fund, Inc. REIT	3,406,507
2,187	ORIX JREIT, Inc. REIT	3,824,185
65,421	Seven & i Holdings Co. Ltd.	2,848,756
161,618	Skylark Holdings Co. Ltd.	2,687,941
2,230	United Urban Investment Corp. REIT	3,559,230
254,681	Yamaguchi Financial Group, Inc.	2,590,571

		108,764,251

	Netherlands - 1.8%
30,262	Akzo Nobel NV	$2,616,810
32,859	Heineken Holding NV	2,857,967
65,255	NN Group NV	2,764,452
43,179	Wolters Kluwer NV	2,695,287

		10,934,516

	New Zealand - 1.4%
540,393	Auckland International Airport Ltd.	2,754,902
737,875	Contact Energy Ltd.	3,091,213
1,142,991	Meridian Energy Ltd.	2,790,581

		8,636,696

	Singapore - 4.9%
1,752,260	Ascendas Real Estate Investment Trust REIT	3,570,589
1,976,383	CapitaLand Commercial Trust REIT	2,763,247
1,104,791	CapitaLand Ltd.	2,735,994
1,812,378	CapitaLand Mall Trust REIT	3,234,825
2,999,690	Keppel REIT	2,632,383
2,791,810	Mapletree Commercial Trust REIT	3,654,174
2,846,942	Mapletree Logistics Trust REIT	2,900,614
503,692	Singapore Exchange Ltd.	2,861,865
1,300,874	Singapore Telecommunications Ltd.	2,921,682
1,276,376	Wilmar International Ltd.	3,160,921

		30,436,294

	Spain - 2.6%
126,034	Ferrovial SA	2,830,168
340,743	Iberdrola SA	2,815,095
931,900	Mapfre SA	2,596,280
96,156	Naturgy Energy Group SA	2,686,637
121,217	Red Electrica Corp. SA	2,795,717
299,951	Telefonica SA	2,579,619

		16,303,516

	Sweden - 1.3%
175,730	AAK AB	2,525,066
149,836	Castellum AB	2,838,640
171,307	Hufvudstaden AB, Class A	2,843,993

		8,207,699

	Switzerland - 5.2%
42	Chocoladefabriken Lindt & Spruengli AG	3,090,414
1,226	Givaudan SA	2,975,716
19,338	Kuehne + Nagel International AG	2,619,723
39,737	Nestle SA	3,462,218
29,573	Novartis AG	2,578,434
4,111	Partners Group Holding AG	2,828,100
10,867	Roche Holding AG	2,891,185
1,120	SGS SA	2,703,760
30,677	Swiss RE AG	2,943,087
6,062	Swisscom AG	2,908,489
9,959	Zurich Insurance Group AG	3,128,939

		32,130,065

	United Kingdom - 7.4%
552,762	Aviva PLC	3,011,049
361,996	British Land Co. PLC (The) REIT	2,730,460
90,608	Bunzl PLC	2,860,568
56,650	Coca-Cola European Partners PLC	2,695,407
85,153	Diageo PLC	3,250,102
134,567	GlaxoSmithKline PLC	2,614,883
315,529	HSBC Holdings PLC	2,651,836
263,413	Land Securities Group PLC REIT	2,997,976
915,850	Legal & General Group PLC	3,125,135
4,018,101	Lloyds Banking Group PLC	3,060,369
136,963	RELX PLC	3,038,533
391,083	RSA Insurance Group PLC	2,638,101
359,982	Segro PLC REIT	3,063,793
131,832	Smith & Nephew PLC	2,488,554
54,221	Unilever NV CVA	2,902,059
955,842	WM Morrison Supermarkets PLC	2,945,372

		46,074,197

Schedule of Investments

	United States - 0.5%
36,292	Waste Connections, Inc.	$3,030,090

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $606,394,857) - 99.8%	618,372,971

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
16,653,834	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $16,653,834)	16,653,834

	Total Investments in Securities (Cost $623,048,691) - 102.5%	635,026,805
	Other assets less liabilities - (2.5)%	(15,500,229)

	Net Assets - 100.0%	$619,526,576

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2019.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $11,235,792, which represented 1.81% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P International Developed Momentum ETF (IDMO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 10.7%
1,719	Alumina Ltd.	$3,046
529	Aristocrat Leisure Ltd.	9,500
152	ASX Ltd.	7,061
2,230	BHP Group Ltd.	56,634
45	Cochlear Ltd.	6,346
318	Computershare Ltd.	4,120
496	CSL Ltd.	70,422
44	Flight Centre Travel Group Ltd.	1,381
958	Goodman Group REIT	8,145
1,307	Insurance Australia Group Ltd.	6,757
303	Macquarie Group Ltd.	25,734
871	Oil Search Ltd.	4,960
1,070	Origin Energy Ltd.(a)	5,586
25	REA Group Ltd.	1,380
1,746	Santos Ltd.	8,237
191	SEEK Ltd.	2,366
79	Seven Group Holdings Ltd.	910
236	Sonic Healthcare Ltd.	3,961
521	Treasury Wine Estates Ltd.	5,869
777	Wesfarmers Ltd.	18,249
556	Woodside Petroleum Ltd.	13,914

		264,578

	Austria - 0.2%
54	CA Immobilien Anlagen AG	1,937
76	Verbund AG(b)	3,891

		5,828

	Belgium - 0.5%
123	Ageas	5,727
136	Umicore SA	5,751

		11,478

	Canada - 12.6%
552	Aurora Cannabis, Inc.(a)	3,909
1,641	Bombardier, Inc., Class B(a)	2,487
162	CAE, Inc.	3,444
66	Canadian Apartment Properties REIT	2,352
245	Canadian Imperial Bank of Commerce	20,784
96	Canadian Pacific Railway Ltd.	19,686
36	Canadian Tire Corp. Ltd., Class A	4,097
232	Canopy Growth Corp.(a)	11,380
181	CGI Group, Inc., Class A(a)	11,972
13	Constellation Software, Inc.	9,707
101	Finning International, Inc.	1,915
23	Genworth MI Canada, Inc.	783
221	Husky Energy, Inc.	2,623
176	Magna International, Inc.	9,319
65	Methanex Corp.	3,544
212	National Bank of Canada	9,976
95	Quebecor, Inc., Class B	2,237
752	Royal Bank of Canada	57,272
44	Shopify, Inc., Class A(a)	7,410
200	Stars Group, Inc. (The)(a)	3,623

1,159	Suncor Energy, Inc.	$37,401
20	TMX Group Ltd.	1,206
1,477	Toronto-Dominion Bank (The)	83,224
58	WSP Global, Inc.	2,978

		313,329

	China - 0.3%
2,723	Alibaba Health Information Technology Ltd.(a)	2,492
2,487	Evergrande Health Industry Group Ltd.(a)	4,399

		6,891

	Denmark - 1.5%
211	Ambu A/S, Class B	5,597
55	Chr. Hansen Holding A/S	5,224
116	DSV A/S	9,259
110	GN Store Nord A/S	4,747
95	Orsted A/S(c)	6,847
7	Rockwool International A/S, Class B	1,876
117	William Demant Holding A/S(a)	3,697

		37,247

	Finland - 1.3%
499	Fortum Oyj	11,348
126	Neste Oyj	11,587
332	UPM-Kymmene Oyj	9,623

		32,558

	France - 15.7%
22	Aeroports de Paris	4,221
407	Airbus SE	46,804
6	Christian Dior SE	2,542
1	Dassault Aviation SA	1,493
133	Dassault Systemes SE	16,718
325	Electricite de France SA	5,381
25	Hermes International	15,043
65	Kering SA	32,631
131	L’Oreal SA	31,581
197	LVMH Moet Hennessy Louis Vuitton SE	63,237
112	Pernod Ricard SA	18,635
309	Peugeot SA	7,797
214	Safran SA	28,116
2,096	TOTAL SA	115,394

		389,593

	Germany - 3.8%
637	Aroundtown SA	5,643
114	Deutsche Boerse AG	15,207
115	Deutsche Lufthansa AG	2,911
205	Deutsche Wohnen SE	10,254
40	MTU Aero Engines AG	8,638
28	Sartorius AG (Preference Shares)	4,206
77	Symrise AG	6,414
346	TUI AG	5,252
276	Vonovia SE	13,874
133	Wirecard AG	22,083

		94,482

	Hong Kong - 1.7%
459	Hang Seng Bank Ltd.	10,506
1,224	HK Electric Investments & HK Electric Investments Ltd.(c)	1,246
6,621	Hong Kong & China Gas Co. Ltd.	14,361
409	Kerry Properties Ltd.	1,689
1,233	Link REIT	13,514

		41,316

	Ireland - 0.2%
98	Kingspan Group PLC	4,014

Schedule of Investments

	Israel - 0.9%
1,009	Bank Leumi Le-Israel BM	$6,662
22	CyberArk Software Ltd.(a)	1,931
645	Israel Discount Bank Ltd., Class A	2,278
33	Mellanox Technologies Ltd.(a)	3,083
52	Nice Ltd.(a)	5,726
110	Plus500 Ltd.	2,221

		21,901

	Italy - 1.6%
1,689	Eni SpA	28,694
215	FinecoBank Banca Fineco SpA	2,341
162	Moncler SpA	6,116
307	Poste Italiane SpA(c)	2,647

		39,798

	Japan - 16.9%
614	Aeon Co. Ltd.	12,460
114	Alfresa Holdings Corp.	3,139
96	Asahi Intecc Co. Ltd.	4,164
1,247	Astellas Pharma, Inc.	18,442
83	Capcom Co. Ltd.	1,777
139	Central Japan Railway Co.	30,002
195	Chugoku Electric Power Co., Inc. (The)	2,664
72	CyberAgent, Inc.	2,316
707	Daiichi Sankyo Co. Ltd.	24,472
168	Eisai Co. Ltd.	12,996
63	FamilyMart UNY Holdings Co. Ltd.(b)	7,363
90	Fancl Corp.	1,947
39	Fast Retailing Co. Ltd.	17,857
30	GMO Payment Gateway, Inc.	1,549
88	Hamamatsu Photonics K.K.	3,146
19	Hikari Tsushin, Inc.	3,034
62	Hisamitsu Pharmaceutical Co., Inc.	3,162
136	Idemitsu Kosan Co. Ltd.	4,792
2,931	JXTG Holdings, Inc.	15,981
77	Kakaku.com, Inc.	1,347
141	Kikkoman Corp.	7,476
31	Kobayashi Pharmaceutical Co. Ltd.	1,965
25	Kose Corp.	3,673
79	Kyowa Exeo Corp.	1,938
140	Marui Group Co. Ltd.	2,838
49	Matsumotokiyoshi Holdings Co. Ltd.	1,508
1,039	Mitsubishi Corp.	30,369
84	MonotaRO Co. Ltd.	1,785
120	NGK Spark Plug Co. Ltd.	2,578
146	Nidec Corp.	17,480
87	Nissan Chemical Corp.	4,621
42	OBIC Co. Ltd.	3,967
21	Open House Co. Ltd.	874
199	Oriental Land Co. Ltd.	20,352
18	PALTAC CORPORATION	863
65	Pan Pacific International Holdings Corp.	3,781
44	Pola Orbis Holdings, Inc.	1,312
1,162	Recruit Holdings Co. Ltd.	31,097
52	Relo Group, Inc.	1,368
70	Rohto Pharmaceutical Co. Ltd.	1,880
41	Sankyu, Inc.	1,997
187	SBI Holdings, Inc.	3,983
174	Shimadzu Corp.	3,989
394	Shiseido Co. Ltd.	23,442
98	Showa Denko K.K.	3,278
852	Sojitz Corp.	3,272
64	Sotetsu Holdings, Inc.	1,914
49	Square Enix Holdings Co. Ltd.	1,621
614	Sumitomo Corp.	9,487
50	Suzuken Co. Ltd.	2,619
138	Sysmex Corp.	7,668
43	Taisho Pharmaceutical Holdings Co. Ltd.	4,350

96	Taiyo Yuden Co. Ltd.	$1,680
83	TDK Corp.	6,536
229	Terumo Corp.	13,063
65	TIS, Inc.	2,915
230	Tokai Carbon Co. Ltd.	3,141
27	Tokyo Century Corp.	1,260
26	Welcia Holdings Co. Ltd.	984
270	Yamato Holdings Co. Ltd.	7,186

		418,720

	Netherlands - 10.4%
274	ASML Holding NV	48,173
743	Koninklijke Ahold Delhaize NV	19,626
160	Koninklijke DSM NV	14,977
2,785	Royal Dutch Shell PLC, Class A	86,532
2,349	Royal Dutch Shell PLC, Class B	73,186
253	Wolters Kluwer NV	15,793

		258,287

	New Zealand - 0.5%
681	a2 Milk Co. Ltd.(a)	5,975
336	Fisher & Paykel Healthcare Corp. Ltd.	2,927
285	Ryman Healthcare Ltd.	2,072
83	Xero Ltd.(a)	2,634

		13,608

	Norway - 1.6%
28	Aker ASA, Class A	1,968
121	Aker BP ASA	4,034
76	Austevoll Seafood ASA	969
423	DNO ASA	814
1,001	Equinor ASA	22,911
159	Leroy Seafood Group ASA	1,267
63	Salmar ASA	3,298
98	TGS Nopec Geophysical Co. ASA	2,910
73	Tomra Systems ASA	1,894

		40,065

	Portugal - 0.2%
308	Galp Energia SGPS SA	4,822
149	Navigator Co. SA (The)	731

		5,553

	Singapore - 0.7%
1,018	DBS Group Holdings Ltd.	18,109

	South Africa - 0.8%
754	Anglo American PLC	19,270

	Spain - 1.1%
360	Amadeus IT Group SA	26,222

	Sweden - 2.6%
152	AAK AB	2,184
183	Alfa Laval AB	4,143
70	Axfood AB	1,226
212	Castellum AB	4,016
271	Elekta AB, Class B	3,621
271	Fabege AB	3,949
53	Fastighets AB Balder, Class B(a)	1,670
158	Hexagon AB, Class B	7,712
121	Kinnevik AB, Class B	2,950
143	Lundin Petroleum AB	4,576
222	Nibe Industrier AB, Class B	2,520
571	Sandvik AB	9,107
412	Svenska Cellulosa AB SCA, Class B	3,618
203	Swedish Match AB	9,081
152	Swedish Orphan Biovitrum AB(a)	3,589

		63,962

Schedule of Investments

	Switzerland - 2.2%
1	Chocoladefabriken Lindt & Spruengli AG-PC	$6,376
5	Givaudan SA	12,136
45	Lonza Group AG(a)	11,879
10	Partners Group Holding AG	6,879
3	SGS SA	7,242
78	Sika AG(b)	10,300

		54,812

	United Arab Emirates - 0.1%
68	NMC Health PLC	2,304

	United Kingdom - 10.4%
335	Ashtead Group PLC	8,499
847	AstraZeneca PLC	61,637
13,602	BP PLC	93,060
111	Croda International PLC	7,039
127	easyJet PLC	2,112
522	Experian PLC	13,129
448	GVC Holdings PLC	3,960
249	Hargreaves Lansdown PLC	5,349
111	Intertek Group PLC	7,166
983	J Sainsbury PLC	3,688
96	Next PLC	6,121
666	Ocado Group PLC(a)	8,684
555	Pearson PLC	6,615
693	Segro PLC REIT	5,898
8,471	Tesco PLC	24,860

		257,817

	United States - 1.3%
80	Atlassian Corp. PLC, Class A(a)	7,872
21	BRP, Inc.	605
158	Ferguson PLC	10,587
155	Waste Connections, Inc.	12,941

		32,005

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,613,993) - 99.8%	2,473,747

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
20,245	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $20,245)	20,245

	Total Investments in Securities (Cost $2,634,238) - 100.6%	2,493,992
	Other assets less liabilities - (0.6)%	(15,896)

	Net Assets - 100.0%	$2,478,096

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $10,740, which represented less than 1% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

January 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities - 100.0%
	U.S. Treasury Inflation - Indexed Notes - 100.0%(a)
$209,746	U.S. Treasury Inflation - Indexed Notes	0.125%	04/15/2019	$208,488
69,644	U.S. Treasury Inflation - Indexed Notes	1.875	07/15/2019	69,984
86,248	U.S. Treasury Inflation - Indexed Notes	1.375	01/15/2020	86,397
209,869	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2020	207,140
146,195	U.S. Treasury Inflation - Indexed Notes	1.250	07/15/2020	147,366
164,759	U.S. Treasury Inflation - Indexed Notes	1.125	01/15/2021	165,670
186,099	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2021	183,051
156,556	U.S. Treasury Inflation - Indexed Notes	0.625	07/15/2021	156,618
179,283	U.S. Treasury Inflation - Indexed Notes	0.125	01/15/2022	176,019
179,808	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2022	176,059
175,358	U.S. Treasury Inflation - Indexed Notes	0.125	07/15/2022	172,482
174,160	U.S. Treasury Inflation - Indexed Notes	0.125	01/15/2023	170,227
189,745	U.S. Treasury Inflation - Indexed Notes	0.625	04/15/2023	188,903
173,283	U.S. Treasury Inflation - Indexed Notes	0.375	07/15/2023	171,585
172,829	U.S. Treasury Inflation - Indexed Notes	0.625	01/15/2024	172,383

	Total U.S. Treasury Securities (Cost $2,480,862)			2,452,372

Number of Shares
	Money Market Fund - 0.2%
5,723	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $5,723)			5,723

	Total Investments in Securities (Cost $2,486,585) - 100.2%			2,458,095
	Other assets less liabilities - (0.2)%			(3,697)

	Net Assets - 100.0%			$2,454,398

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Australia - 7.4%
72	Adelaide Brighton Ltd.	$235
104	AGL Energy Ltd.	1,624
80	ALS Ltd.	423
397	Alumina Ltd.	703
184	Amcor Ltd.	1,831
465	AMP Ltd.	766
23	Ansell Ltd.	393
181	APA Group	1,212
101	Aristocrat Leisure Ltd.	1,814
31	ASX Ltd.	1,440
103	Atlas Arteria Ltd.	499
312	Aurizon Holdings Ltd.	1,001
280	AusNet Services	337
446	Australia & New Zealand Banking Group Ltd.	8,140
62	Bank of Queensland Ltd.	460
76	Bendigo & Adelaide Bank Ltd.	597
494	BHP Group Ltd.	12,546
323	BHP Group PLC	7,182
83	BlueScope Steel Ltd.	753
185	Boral Ltd.	668
252	Brambles Ltd.	1,955
41	Caltex Australia Ltd.	802
91	Challenger Ltd.	480
15	CIMIC Group Ltd.	490
84	Coca-Cola Amatil Ltd.	515
9	Cochlear Ltd.	1,269
174	Coles Group Ltd.(a)	1,587
272	Commonwealth Bank of Australia	13,865
77	Computershare Ltd.	998
56	Crown Resorts Ltd.	488
70	CSL Ltd.	9,939
80	CSR Ltd.	170
162	Dexus REIT	1,356
36	Domain Holdings Australia Ltd.	63
10	Domino’s Pizza Enterprises Ltd.	332
94	Downer EDI Ltd.	490
62	DuluxGroup Ltd.	310
161	Evolution Mining Ltd.	471
9	Flight Centre Travel Group Ltd.	282
255	Fortescue Metals Group Ltd.	1,051
279	Goodman Group REIT	2,372
286	GPT Group (The) REIT	1,210
84	Harvey Norman Holdings Ltd.(b)	206
275	Healthscope Ltd.	473
66	Iluka Resources Ltd.	419
268	Incitec Pivot Ltd.	647
366	Insurance Australia Group Ltd.	1,892
58	IOOF Holdings Ltd.(b)	213
89	LendLease Group	794
48	Macquarie Group Ltd.	4,077
20	Magellan Financial Group Ltd.	416
437	Medibank Private Ltd.	835
154	Metcash Ltd.	278
588	Mirvac Group REIT	1,029
418	National Australia Bank Ltd.	7,272
122	Newcrest Mining Ltd.	2,175
49	Nufarm Ltd.	223

216	Oil Search Ltd.	$1,230
60	Orica Ltd.	750
278	Origin Energy Ltd.(a)	1,451
192	Orora Ltd.	442
47	OZ Minerals Ltd.	334
7	Perpetual Ltd.	167
37	Platinum Asset Management Ltd.	122
101	Qantas Airways Ltd.	401
204	QBE Insurance Group Ltd.	1,596
20	Ramsay Health Care Ltd.	827
8	REA Group Ltd.	442
58	Rio Tinto Ltd.	3,681
174	Rio Tinto PLC	9,585
281	Santos Ltd.	1,326
787	Scentre Group REIT	2,278
55	SEEK Ltd.	681
16	Seven Group Holdings Ltd.	184
118	Shopping Centres Australasia Property Group REIT	214
71	Sonic Healthcare Ltd.	1,192
788	South32 Ltd.	2,028
131	Star Entertainment Group Ltd. (The)	424
384	Stockland REIT	1,058
205	Suncorp Group Ltd.	1,940
175	Sydney Airport	837
299	Tabcorp Holdings Ltd.	1,014
661	Telstra Corp. Ltd.	1,499
57	TPG Telecom Ltd.	291
413	Transurban Group	3,665
109	Treasury Wine Estates Ltd.	1,228
520	Vicinity Centres REIT	990
95	Vocus Group Ltd.(a)	233
174	Wesfarmers Ltd.	4,087
531	Westpac Banking Corp.	9,505
108	Whitehaven Coal Ltd.	390
144	Woodside Petroleum Ltd.	3,604
205	Woolworths Group Ltd.	4,390
59	WorleyParsons Ltd.	597

		168,751

	Austria - 0.2%
12	ams AG(a)	323
11	ANDRITZ AG	544
44	Erste Group Bank AG	1,535
22	OMV AG	1,095
20	Raiffeisen Bank International AG	530
22	Telekom Austria AG, Class A(a)	168
10	Verbund AG(b)	512
6	Vienna Insurance Group AG Wiener Versicherung Gruppe	146
18	voestalpine AG	576

		5,429

	Belgium - 0.9%
3	Ackermans & van Haaren NV	481
29	Ageas	1,350
119	Anheuser-Busch InBev SA/NV	9,095
16	bpost SA	147
8	Colruyt SA	576
11	Groupe Bruxelles Lambert SA	1,038
42	KBC Group NV	2,857
22	Proximus SADP	591
2	Sofina SA	398
11	Solvay SA	1,200
8	Telenet Group Holding NV	371
19	UCB SA	1,649
33	Umicore SA	1,395

		21,148

	Chile - 0.0%
55	Antofagasta PLC	629

	China - 0.3%
110	AAC Technologies Holdings, Inc.	680
569	BOC (Hong Kong) Holdings Ltd.	2,183

Schedule of Investments

424	China Mengniu Dairy Co. Ltd.(a)	$1,310
398	China Travel International Investment Hong Kong Ltd.	115
455	FIH Mobile Ltd.(a)	49
369	Guotai Junan International Holdings Ltd.	64
87	Kerry Logistics Network Ltd.	136
109	Minth Group Ltd.	379
351	MMG Ltd.(a)	128
129	Nexteer Automotive Group Ltd.	194
444	Semiconductor Manufacturing International Corp.(a)	418
567	Shougang Fushan Resources Group Ltd.	120
546	Shui On Land Ltd.	135
295	Tingyi (Cayman Islands) Holding Corp.	411
162	Towngas China Co. Ltd.(a)	129
182	Uni-President China Holdings Ltd.	162
874	Want Want China Holdings Ltd.	705
495	Xinyi Solar Holdings Ltd.	208

		7,526

	Denmark - 1.6%
23	Ambu A/S, Class B	610
1	AP Moller - Maersk A/S, Class A	1,250
1	AP Moller - Maersk A/S, Class B	1,331
16	Carlsberg A/S, Class B	1,833
15	Chr. Hansen Holding A/S	1,425
21	Coloplast A/S, Class B	1,921
103	Danske Bank A/S	1,907
28	DSV A/S	2,235
9	Genmab A/S(a)	1,310
21	GN Store Nord A/S	906
9	H. Lundbeck A/S	395
29	ISS A/S	821
11	Jyske Bank A/S	413
262	Novo Nordisk A/S, Class B	12,249
31	Novozymes A/S, Class B	1,296
23	Orsted A/S(c)	1,658
17	Pandora A/S	738
1	Rockwool International A/S, Class B	268
19	Tryg A/S	486
31	Vestas Wind Systems A/S	2,563
18	William Demant Holding A/S(a)	569

		36,184

	Finland - 1.2%
23	Elisa Oyj	965
68	Fortum Oyj	1,547
14	Huhtamaki Oyj(b)	461
10	Kesko Oyj, Class B	576
60	Kone Oyj, Class B	2,918
17	Metso Oyj	499
21	Neste Oyj	1,931
859	Nokia Oyj	5,429
21	Nokian Renkaat Oyj	699
487	Nordea Bank Abp(a)	4,431
16	Orion Oyj, Class B	566
76	Sampo Oyj, Class A	3,486
86	Stora Enso Oyj, Class R	1,154
83	UPM-Kymmene Oyj	2,406
71	Wartsila Oyj Abp(b)	1,159

		28,227

	France - 9.5%
31	Accor SA	1,353
4	Aeroports de Paris	767
34	Air France-KLM(a)	429
65	Air Liquide SA	7,902
85	Airbus SE	9,775
13	ALD SA(c)	189
24	Alstom SA	969
9	Amundi SA(c)	518
11	Arkema SA	1,047
14	Atos SE	1,281
300	AXA SA	6,969
6	bioMerieux	425

167	BNP Paribas SA	$7,850
155	Bollore SA	641
32	Bouygues SA	1,135
43	Bureau Veritas SA	957
24	Capgemini SE	2,657
87	Carrefour SA	1,726
9	Casino Guichard Perrachon SA(b)	444
76	Cie de Saint-Gobain	2,627
27	Cie Generale des Etablissements Michelin SCA	2,938
9	CIE Plastic Omnium SA	248
25	CNP Assurances	569
6	Covivio REIT	615
174	Credit Agricole SA	1,988
93	Danone SA	6,776
20	Dassault Systemes SE	2,514
37	Edenred	1,505
12	Eiffage SA	1,128
76	Electricite de France SA	1,258
30	Elis SA	486
252	Engie SA	4,044
45	EssilorLuxottica SA	5,713
7	Eurazeo SE	521
27	Eutelsat Communications SA	573
11	Faurecia SA	482
8	Gecina SA REIT	1,177
72	Getlink SE	1,056
5	Hermes International	3,009
5	ICADE REIT	422
4	Iliad SA	459
6	Imerys SA	317
10	Ingenico Group SA	546
5	Ipsen SA	631
11	JCDecaux SA	327
11	Kering SA	5,522
31	Klepierre SA REIT	1,066
18	Lagardere SCA	472
41	Legrand SA	2,435
37	L’Oreal SA	8,920
38	LVMH Moet Hennessy Louis Vuitton SE	12,198
133	Natixis SA	682
294	Orange SA	4,578
7	Orpea	696
33	Pernod Ricard SA	5,491
84	Peugeot SA	2,120
33	Publicis Groupe SA	2,018
4	Remy Cointreau SA	466
29	Renault SA	2,058
48	Rexel SA	549
13	Rubis SCA	776
51	Safran SA	6,701
168	Sanofi	14,616
4	Sartorius Stedim Biotech	442
79	Schneider Electric SE	5,627
25	SCOR SE	1,053
4	SEB SA	615
4	Societe BIC SA	402
112	Societe Generale SA	3,488
13	Sodexo SA(b)	1,357
58	Suez	744
9	Teleperformance	1,552
16	Thales SA	1,775
388	TOTAL SA	21,361
13	Ubisoft Entertainment SA(a)	1,156
21	Unibail-Rodamco-Westfield REIT	3,787
38	Valeo SA	1,189
78	Veolia Environnement SA	1,649
72	Vinci SA	6,352
148	Vivendi SA	3,777
4	Wendel SA	489
6	Worldline SA(a)(c)	322

		217,464

Schedule of Investments

	Germany - 8.1%
7	1&1 Drillisch AG	$291
29	adidas AG	6,911
65	Allianz SE	13,792
98	Aroundtown SA	868
7	Axel Springer SE	429
142	BASF SE	10,399
145	Bayer AG	11,014
50	Bayerische Motoren Werke AG	4,215
9	Bayerische Motoren Werke AG (Preference Shares)	666
15	Beiersdorf AG	1,503
25	Brenntag AG	1,183
6	Carl Zeiss Meditec AG-BR	545
26	CECONOMY AG	122
165	Commerzbank AG(a)	1,185
17	Continental AG	2,685
28	Covestro AG(c)	1,548
132	Daimler AG	7,825
17	Delivery Hero SE(a)(c)	628
314	Deutsche Bank AG	2,791
29	Deutsche Boerse AG	3,868
37	Deutsche Lufthansa AG	937
149	Deutsche Post AG	4,404
496	Deutsche Telekom AG	8,076
56	Deutsche Wohnen SE	2,801
5	DWS Group GmbH & Co. KGaA(a)(c)	135
333	E.ON SE	3,699
26	Evonik Industries AG	712
4	Fielmann AG	272
6	Fraport AG Frankfurt Airport Services Worldwide	475
33	Fresenius Medical Care AG & Co. KGaA	2,437
63	Fresenius SE & Co. KGaA	3,275
5	FUCHS PETROLUB SE	220
11	FUCHS PETROLUB SE (Preference Shares)	516
26	GEA Group AG	717
4	GRENKE AG(b)	368
9	Hannover Rueck SE	1,300
4	Hapag-Lloyd AG(c)	101
23	HeidelbergCement AG	1,593
7	Hella GmbH & Co. KGaA	319
16	Henkel AG & Co. KGaA	1,470
27	Henkel AG & Co. KGaA (Preference Shares)	2,630
3	HOCHTIEF AG	449
10	HUGO BOSS AG	719
173	Infineon Technologies AG	3,854
20	Innogy SE(c)	950
30	K+S AG	584
11	KION Group AG	636
7	Knorr-Bremse AG(a)	693
14	LANXESS AG	771
10	LEG Immobilien AG	1,176
3	MAN SE	311
20	Merck KGaA	2,102
26	METRO AG	440
8	MTU Aero Engines AG	1,728
23	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,133
15	OSRAM Licht AG	639
24	Porsche Automobil Holding SE (Preference Shares)	1,564
36	ProSiebenSat.1 Media SE	646
1	Puma SE	558
1	Rational AG	628
7	Rheinmetall AG	728
10	Rocket Internet SE(a)(c)	253
83	RWE AG	2,061
6	RWE AG (Preference Shares)	147
150	SAP SE	15,534

5	Sartorius AG (Preference Shares)	$751
17	Scout24 AG(c)	799
119	Siemens AG	13,078
21	Siemens Healthineers AG(a)(c)	829
12	Suedzucker AG(b)	195
19	Symrise AG	1,583
6	Talanx AG	223
106	Telefonica Deutschland Holding AG	372
74	thyssenkrupp AG	1,314
69	TUI AG	1,047
31	Uniper SE	899
18	United Internet AG	714
5	Volkswagen AG	872
28	Volkswagen AG (Preference Shares)	4,775
80	Vonovia SE	4,022
2	Wacker Chemie AG	211
18	Wirecard AG	2,989
21	Zalando SE(a)(c)	642

		186,544

	Hong Kong - 3.2%
1,855	AIA Group Ltd.	16,667
43	ASM Pacific Technology Ltd.	462
188	Bank of East Asia Ltd. (The)	631
462	Brightoil Petroleum Holdings Ltd.(a)(d)	22
53	Cafe de Coral Holdings Ltd.	143
125	Cathay Pacific Airways Ltd.	192
309	Champion REIT	234
169	Chow Tai Fook Jewellery Group Ltd.	150
413	CK Asset Holdings Ltd.	3,461
411	CK Hutchison Holdings Ltd.	4,135
98	CK Infrastructure Holdings Ltd.	791
253	CLP Holdings Ltd.	2,929
58	Dah Sing Banking Group Ltd.	113
23	Dah Sing Financial Holdings Ltd.	127
47	Dairy Farm International Holdings Ltd.	424
369	First Pacific Co. Ltd.	159
43	Great Eagle Holdings Ltd.	199
355	Haitong International Securities Group Ltd.	124
138	Hang Lung Group Ltd.	405
321	Hang Lung Properties Ltd.	700
110	Hang Seng Bank Ltd.	2,518
187	Henderson Land Development Co. Ltd.	1,059
1,376	Hong Kong & China Gas Co. Ltd.	2,985
190	Hong Kong Exchanges & Clearing Ltd.	5,908
185	Hongkong Land Holdings Ltd.	1,326
90	Hopewell Holdings Ltd.	415
141	Huabao International Holdings Ltd.	64
802	Hutchison Port Holdings Trust	201
204	Hutchison Telecommunications Hong Kong Holdings Ltd.	81
98	Hysan Development Co. Ltd.	508
33	Jardine Matheson Holdings Ltd.	2,205
29	Jardine Strategic Holdings Ltd.	1,110
54	Johnson Electric Holdings Ltd.	123
94	Kerry Properties Ltd.	388
917	Li & Fung Ltd.	155
71	Lifestyle International Holdings Ltd.	107
329	Link REIT	3,606
126	Melco International Development Ltd.	293
222	MTR Corp. Ltd.	1,239
872	New World Development Co. Ltd.	1,367
221	NWS Holdings Ltd.	506
659	PCCW Ltd.	392
207	Power Assets Holdings Ltd.	1,392
164	Sa Sa International Holdings Ltd.(b)	62
175	Shangri-La Asia Ltd.	227
293	Shun Tak Holdings Ltd.	116
470	Sino Land Co. Ltd.	842
348	Sun Art Retail Group Ltd.	344
218	Sun Hung Kai Properties Ltd.	3,645
80	Swire Pacific Ltd., Class A	945
146	Swire Pacific Ltd., Class B	261

Schedule of Investments

167	Swire Properties Ltd.	$649
198	Techtronic Industries Co. Ltd.	1,147
46	Television Broadcasts Ltd.	86
25	VTech Holdings Ltd.	238
1,328	WH Group Ltd.(c)	1,137
193	Wharf Holdings Ltd. (The)	582
193	Wharf Real Estate Investment Co. Ltd.	1,316
130	Wheelock & Co. Ltd.	832
317	Xinyi Glass Holdings Ltd.	384
114	Yue Yuen Industrial Holdings Ltd.	389

		73,218

	Indonesia - 0.0%
1,011	Golden Agri-Resources Ltd.	192

	Ireland - 0.5%
120	AIB Group PLC	537
146	Bank of Ireland Group PLC	876
127	CRH PLC	3,659
31	Glanbia PLC	594
70	James Hardie Industries PLC	783
23	Kerry Group PLC, Class A	2,355
24	Kingspan Group PLC	983
12	Paddy Power Betfair PLC	989
38	Smurfit Kappa Group PLC	1,101

		11,877

	Israel - 0.5%
10	Airport City Ltd.(a)	132
16	Alony Hetz Properties & Investments Ltd.	169
18	Amot Investments Ltd.	95
5	Azrieli Group Ltd.	266
163	Bank Hapoalim BM	1,103
228	Bank Leumi Le-Israel BM	1,505
324	Bezeq The Israeli Telecommunication Corp. Ltd.	260
1	Delek Group Ltd.	174
4	Elbit Systems Ltd.	495
8	First International Bank of Israel Ltd.	189
15	Gazit-Globe Ltd.	123
18	Harel Insurance Investments & Financial Services Ltd.	125
99	Israel Chemicals Ltd.	574
1	Israel Corp. Ltd. (The)	288
185	Israel Discount Bank Ltd., Class A	653
2	Melisron Ltd.	92
87	Migdal Insurance & Financial Holding Ltd.	80
20	Mizrahi Tefahot Bank Ltd.	372
10	Nice Ltd.(a)	1,101
237	Oil Refineries Ltd.	115
2	Paz Oil Co. Ltd.	299
20	Phoenix Holdings Ltd. (The)	112
43	Shikun & Binui Ltd.(a)	79
17	Shufersal Ltd.	120
6	Strauss Group Ltd.	146
141	Teva Pharmaceutical Industries Ltd.(a)	2,826
15	Tower Semiconductor Ltd.(a)	224

		11,717

	Italy - 2.0%
245	A2A SpA	448
199	Assicurazioni Generali SpA	3,492
84	Atlantia SpA	1,989
40	Banca Mediolanum SpA	244
241	Banco BPM SpA(a)	468
11	Buzzi Unicem SpA(b)	210
10	Buzzi Unicem SpA-RSP	122
90	Davide Campari-Milano SpA	810
4	DiaSorin SpA	367
1,204	Enel SpA	7,275
387	Eni SpA	6,575
19	Ferrari NV	2,368
62	FinecoBank Banca Fineco SpA	675
2,321	Intesa Sanpaolo SpA	5,313
78	Italgas SpA	472

61	Leonardo SpA	$592
55	Mediaset SpA(a)(b)	181
92	Mediobanca Banca di Credito Finanziario SpA	802
26	Moncler SpA	982
67	Pirelli & C SpA(a)(c)	439
73	Poste Italiane SpA(c)	629
81	PRADA SpA	267
40	Prysmian SpA	860
16	Recordati SpA	581
91	Saipem SpA(a)	433
10	Salvatore Ferragamo SpA	201
352	Snam SpA	1,684
1,600	Telecom Italia SpA(a)	892
957	Telecom Italia SpA-RSP	469
224	Terna Rete Elettrica Nazionale SpA	1,381
342	UniCredit SpA	3,959
156	Unione di Banche Italiane SpA	401
90	UnipolSai Assicurazioni SpA(b)	225

		45,806

	Japan - 24.6%
11	77 Bank Ltd. (The)	194
4	ABC-Mart, Inc.	229
60	Acom Co. Ltd.	210
28	Advantest Corp.	636
110	Aeon Co. Ltd.	2,232
18	AEON Financial Service Co. Ltd.	348
19	Aeon Mall Co. Ltd.	315
30	AGC, Inc.	1,016
8	Aica Kogyo Co. Ltd.	280
46	Aiful Corp.(a)	117
4	Ain Holdings, Inc.	293
24	Air Water, Inc.	400
28	Aisin Seiki Co. Ltd.	1,104
76	Ajinomoto Co., Inc.	1,314
28	Alfresa Holdings Corp.	771
30	Alps Alpine Co. Ltd.	630
52	Amada Holdings Co. Ltd.	522
18	ANA Holdings, Inc.	663
7	Aoyama Trading Co. Ltd.	175
18	Aozora Bank Ltd.	554
14	Aplus Financial Co. Ltd.(a)	11
3	Ariake Japan Co. Ltd.	181
60	Asahi Group Holdings Ltd.	2,506
16	Asahi Intecc Co. Ltd.	694
197	Asahi Kasei Corp.	2,158
28	Asics Corp.	404
3	ASKUL Corp.	60
300	Astellas Pharma, Inc.	4,437
10	Autobacs Seven Co. Ltd.	167
6	Awa Bank Ltd. (The)	166
20	Azbil Corp.	420
31	Bandai Namco Holdings, Inc.	1,366
11	Bank of Kyoto Ltd. (The)	467
5	Benefit One, Inc.	169
11	Benesse Holdings, Inc.	287
24	Bic Camera, Inc.	281
95	Bridgestone Corp.	3,656
37	Brother Industries Ltd.	623
12	Calbee, Inc.	385
7	Canon Marketing Japan, Inc.	135
158	Canon, Inc.	4,521
14	Capcom Co. Ltd.	300
34	Casio Computer Co. Ltd.	452
28	Central Japan Railway Co.	6,044
104	Chiba Bank Ltd. (The)	633
24	Chiyoda Corp.	73
111	Chubu Electric Power Co., Inc.	1,754
34	Chugai Pharmaceutical Co. Ltd.	2,006
27	Chugoku Bank Ltd. (The)	248
46	Chugoku Electric Power Co., Inc. (The)	629
3	Ci:z Holdings Co. Ltd.	162

Schedule of Investments

43	Citizen Watch Co. Ltd.	$229
23	Coca-Cola Bottlers Japan Holdings, Inc.	709
16	COMSYS Holdings Corp.	417
188	Concordia Financial Group Ltd.	774
10	Cosmo Energy Holdings Co. Ltd.	226
1	Cosmos Pharmaceutical Corp.	191
25	Credit Saison Co. Ltd.	328
15	CyberAgent, Inc.	482
47	Dai Nippon Printing Co. Ltd.	1,087
47	Daicel Corp.	492
6	Daido Steel Co. Ltd.	250
15	Daifuku Co. Ltd.	750
168	Dai-ichi Life Holdings, Inc.	2,716
98	Daiichi Sankyo Co. Ltd.	3,392
7	Daiichikosho Co. Ltd.	331
41	Daikin Industries Ltd.	4,432
7	Daishi Hokuetsu Financial Group, Inc.	201
11	Daito Trust Construction Co. Ltd.	1,531
101	Daiwa House Industry Co. Ltd.	3,273
241	Daiwa Securities Group, Inc.	1,200
17	DeNA Co. Ltd.	300
14	Denka Co. Ltd.	449
70	Denso Corp.	3,208
35	Dentsu, Inc.	1,659
13	DIC Corp.	416
4	Disco Corp.	591
16	DMG Mori Co. Ltd.	216
7	Dowa Holdings Co. Ltd.	224
57	East Japan Railway Co.	5,279
16	Ebara Corp.	440
41	Eisai Co. Ltd.	3,172
26	Electric Power Development Co. Ltd.	649
5	Exedy Corp.	126
8	Ezaki Glico Co. Ltd.	398
9	FamilyMart UNY Holdings Co. Ltd.	1,052
12	Fancl Corp.	260
30	FANUC Corp.	5,061
8	Fast Retailing Co. Ltd.	3,663
4	FP Corp.	227
18	Fuji Electric Co. Ltd.	554
7	Fuji Media Holdings, Inc.	103
7	Fuji Oil Holdings, Inc.	221
59	FUJIFILM Holdings Corp.	2,529
43	Fujikura Ltd.	188
9	Fujitsu General Ltd.	116
30	Fujitsu Ltd.	2,008
23	Fukuoka Financial Group, Inc.	507
5	Fukuyama Transporting Co. Ltd.	201
10	Furukawa Electric Co. Ltd.	299
3	Fuyo General Lease Co. Ltd.	149
9	Glory Ltd.	223
9	GMO Internet, Inc.	121
6	GMO Payment Gateway, Inc.	310
15	Gree, Inc.	68
12	GS Yuasa Corp.	250
59	GungHo Online Entertainment, Inc.	139
68	Gunma Bank Ltd. (The)	300
14	H2O Retailing Corp.	197
65	Hachijuni Bank Ltd. (The)	288
38	Hakuhodo DY Holdings, Inc.	583
21	Hamamatsu Photonics K.K.	751
34	Hankyu Hanshin Holdings, Inc.	1,212
44	Haseko Corp.	487
8	Heiwa Corp.	169
3	Hikari Tsushin, Inc.	479
42	Hino Motors Ltd.	421
5	Hirose Electric Co. Ltd.	536
46	Hiroshima Bank Ltd. (The)	266
5	HIS Co. Ltd.	189
11	Hisamitsu Pharmaceutical Co., Inc.	561
7	Hitachi Capital Corp.	159
16	Hitachi Chemical Co. Ltd.	263

17	Hitachi Construction Machinery Co. Ltd.	$429
10	Hitachi High-Technologies Corp.	360
142	Hitachi Ltd.	4,453
31	Hitachi Metals Ltd.	347
7	Hitachi Transport System Ltd.	195
28	Hokkaido Electric Power Co., Inc.	194
20	Hokuhoku Financial Group, Inc.	229
27	Hokuriku Electric Power Co.(a)	237
267	Honda Motor Co. Ltd.	7,971
6	Horiba Ltd.	294
8	Hoshizaki Corp.	567
12	House Foods Group, Inc.	416
57	Hoya Corp.	3,299
56	Hulic Co. Ltd.	516
17	Ibiden Co. Ltd.	247
32	Ichigo, Inc.	110
23	Idemitsu Kosan Co. Ltd.	810
21	IHI Corp.	663
22	Iida Group Holdings Co. Ltd.	400
145	Inpex Corp.	1,393
57	Isetan Mitsukoshi Holdings Ltd.	586
79	Isuzu Motors Ltd.	1,173
9	Ito EN Ltd.	400
217	ITOCHU Corp.	3,971
16	ITOCHU Techno-Solutions Corp.	333
21	Itoham Yonekyu Holdings, Inc.	133
43	Iyo Bank Ltd. (The)	237
6	Izumi Co. Ltd.	302
39	J Front Retailing Co. Ltd.	447
5	JAFCO Co. Ltd.	175
19	Japan Airlines Co. Ltd.	692
7	Japan Airport Terminal Co. Ltd.	268
7	Japan Aviation Electronics Industry Ltd.	91
85	Japan Exchange Group, Inc.	1,493
5	Japan Petroleum Exploration Co. Ltd.	94
65	Japan Post Bank Co. Ltd.	757
203	Japan Post Holdings Co. Ltd.	2,494
10	Japan Post Insurance Co. Ltd.	228
10	Japan Steel Works Ltd. (The)	184
182	Japan Tobacco, Inc.	4,599
82	JFE Holdings, Inc.	1,443
34	JGC Corp.	519
30	JSR Corp.	484
36	JTEKT Corp.	466
487	JXTG Holdings, Inc.	2,655
12	Kagome Co. Ltd.	319
72	Kajima Corp.	1,023
21	Kakaku.com, Inc.	367
5	Kaken Pharmaceutical Co. Ltd.	236
16	Kamigumi Co. Ltd.	354
16	Kandenko Co. Ltd.	150
9	Kaneka Corp.	351
115	Kansai Electric Power Co., Inc. (The)	1,748
28	Kansai Mirai Financial Group, Inc.(a)	208
31	Kansai Paint Co. Ltd.	544
74	Kao Corp.	5,217
23	Kawasaki Heavy Industries Ltd.	578
13	Kawasaki Kisen Kaisha Ltd.(a)	169
275	KDDI Corp.	6,881
15	Keihan Holdings Co. Ltd.	618
39	Keikyu Corp.	663
18	Keio Corp.	1,034
22	Keisei Electric Railway Co. Ltd.	697
18	Keiyo Bank Ltd. (The)	113
18	Kewpie Corp.	408
14	Keyence Corp.	7,186
28	Kikkoman Corp.	1,485
21	Kinden Corp.	345
28	Kintetsu Group Holdings Co. Ltd.	1,221
127	Kirin Holdings Co. Ltd.	3,022
5	Kissei Pharmaceutical Co. Ltd.	135
10	Kobayashi Pharmaceutical Co. Ltd.	634

Schedule of Investments

47	Kobe Steel Ltd.	$376
9	Koei Tecmo Holdings Co. Ltd.	151
18	Koito Manufacturing Co. Ltd.	1,080
13	Kokuyo Co. Ltd.	190
140	Komatsu Ltd.	3,552
4	Komeri Co. Ltd.	101
15	Konami Holdings Corp.	691
72	Konica Minolta, Inc.	723
4	Kose Corp.	588
26	K’s Holdings Corp.	258
170	Kubota Corp.	2,677
56	Kuraray Co. Ltd.	860
17	Kurita Water Industries Ltd.	431
2	Kusuri NO Aoki Holdings Co. Ltd.	132
49	Kyocera Corp.	2,753
7	KYORIN Holdings, Inc.	149
4	Kyoritsu Maintenance Co. Ltd.	182
14	Kyowa Exeo Corp.	343
40	Kyowa Hakko Kirin Co. Ltd.	764
6	Kyudenko Corp.	215
73	Kyushu Electric Power Co., Inc.	903
61	Kyushu Financial Group, Inc.	248
25	Kyushu Railway Co.	852
7	Lawson, Inc.	432
38	Leopalace21 Corp.	180
8	LINE Corp.(a)	278
8	Lintec Corp.	177
40	Lion Corp.	832
41	LIXIL Group Corp.	601
64	M3, Inc.	920
8	Mabuchi Motor Co. Ltd.	280
21	Maeda Corp.	207
9	Maeda Road Construction Co. Ltd.	175
39	Makita Corp.	1,380
248	Marubeni Corp.	1,929
6	Maruha Nichiro Corp.	204
33	Marui Group Co. Ltd.	669
10	Maruichi Steel Tube Ltd.	321
16	Matsui Securities Co. Ltd.	171
12	Matsumotokiyoshi Holdings Co. Ltd.	369
90	Mazda Motor Corp.	992
161	Mebuki Financial Group, Inc.	451
25	Medipal Holdings Corp.	577
7	Megmilk Snow Brand Co. Ltd.	185
21	MEIJI Holdings Co. Ltd.	1,623
67	MinebeaMitsumi, Inc.	1,097
8	Miraca Holdings, Inc.	198
44	MISUMI Group, Inc.	1,003
195	Mitsubishi Chemical Holdings Corp.	1,672
197	Mitsubishi Corp.	5,758
303	Mitsubishi Electric Corp.	3,802
181	Mitsubishi Estate Co. Ltd.	3,201
30	Mitsubishi Gas Chemical Co., Inc.	473
45	Mitsubishi Heavy Industries Ltd.	1,738
11	Mitsubishi Logistics Corp.	281
20	Mitsubishi Materials Corp.	572
99	Mitsubishi Motors Corp.	612
2	Mitsubishi Shokuhin Co. Ltd.	52
35	Mitsubishi Tanabe Pharma Corp.	547
1,939	Mitsubishi UFJ Financial Group, Inc.	10,398
69	Mitsubishi UFJ Lease & Finance Co. Ltd.	353
259	Mitsui & Co. Ltd.	4,218
29	Mitsui Chemicals, Inc.	726
144	Mitsui Fudosan Co. Ltd.	3,489
9	Mitsui Mining & Smelting Co. Ltd.	211
17	Mitsui OSK Lines Ltd.	424
16	Miura Co. Ltd.	397
3,916	Mizuho Financial Group, Inc.	6,455
2	Mochida Pharmaceutical Co. Ltd.	177
18	MonotaRO Co. Ltd.	383
6	Morinaga & Co. Ltd.	246
6	Morinaga Milk Industry Co. Ltd.	174

77	MS&AD Insurance Group Holdings, Inc.	$2,288
29	Murata Manufacturing Co. Ltd.	4,109
18	Nabtesco Corp.	474
17	Nagase & Co. Ltd.	248
29	Nagoya Railroad Co. Ltd.	767
17	Nankai Electric Railway Co. Ltd.	455
40	NEC Corp.	1,342
64	Nexon Co. Ltd.(a)	977
42	NGK Insulators Ltd.	644
30	NGK Spark Plug Co. Ltd.	644
16	NH Foods Ltd.	632
26	NHK Spring Co. Ltd.	241
17	Nichirei Corp.	459
36	Nidec Corp.	4,310
14	Nifco, Inc.	340
12	Nihon Kohden Corp.	377
20	Nihon M&A Center, Inc.	499
10	Nihon Unisys Ltd.	238
55	Nikon Corp.	942
17	Nintendo Co. Ltd.	5,284
8	Nippo Corp.	153
13	Nippon Electric Glass Co. Ltd.	361
11	Nippon Express Co. Ltd.	695
6	Nippon Gas Co. Ltd.	220
27	Nippon Kayaku Co. Ltd.	340
24	Nippon Paint Holdings Co. Ltd.	803
15	Nippon Paper Industries Co. Ltd.	294
8	Nippon Shinyaku Co. Ltd.	507
5	Nippon Shokubai Co. Ltd.	331
127	Nippon Steel & Sumitomo Metal Corp.	2,346
101	Nippon Telegraph & Telephone Corp.	4,335
8	Nippon Television Holdings, Inc.	126
25	Nippon Yusen K.K.	418
19	Nipro Corp.	255
25	Nishi-Nippon Financial Holdings, Inc.	225
12	Nishi-Nippon Railroad Co. Ltd.	306
21	Nissan Chemical Corp.	1,115
296	Nissan Motor Co. Ltd.	2,521
10	Nissan Shatai Co. Ltd.	91
41	Nisshin Seifun Group, Inc.	825
20	Nisshinbo Holdings, Inc.	174
11	Nissin Foods Holdings Co. Ltd.	698
11	Nitori Holdings Co. Ltd.	1,431
24	Nitto Denko Corp.	1,354
2	Noevir Holdings Co. Ltd.	85
11	NOF Corp.	362
18	NOK Corp.	290
514	Nomura Holdings, Inc.	2,087
19	Nomura Real Estate Holdings, Inc.	369
17	Nomura Research Institute Ltd.	694
44	North Pacific Bank Ltd.	118
5	NS Solutions Corp.	131
72	NSK Ltd.	701
67	NTN Corp.	219
100	NTT Data Corp.	1,191
192	NTT DoCoMo, Inc.	4,597
107	Obayashi Corp.	1,016
2	OBIC Business Consultants Co. Ltd.	74
10	OBIC Co. Ltd.	945
48	Odakyu Electric Railway Co. Ltd.	1,078
139	OJI Holdings Corp.	803
5	OKUMA Corp.	258
43	Olympus Corp.	1,766
31	Omron Corp.	1,268
70	Ono Pharmaceutical Co. Ltd.	1,525
5	Open House Co. Ltd.	208
5	Oracle Corp. Japan	364
90	Orient Corp.	106
29	Oriental Land Co. Ltd.	2,966
197	ORIX Corp.	2,969
62	Osaka Gas Co. Ltd.	1,223
11	OSG Corp.	225

Schedule of Investments

16	Otsuka Corp.	$516
66	Otsuka Holdings Co. Ltd.	2,701
5	Paltac Corp.	240
18	Pan Pacific International Holdings Corp.	1,047
326	Panasonic Corp.	3,181
17	Park24 Co. Ltd.	405
44	Penta-Ocean Construction Co. Ltd.	258
13	PeptiDream, Inc.(a)	554
27	Persol Holdings Co. Ltd.	480
17	Pigeon Corp.	662
4	Pilot Corp.	195
12	Pola Orbis Holdings, Inc.	358
127	Rakuten, Inc.(a)	956
184	Recruit Holdings Co. Ltd.	4,924
16	Relo Group, Inc.	421
101	Renesas Electronics Corp.(a)	580
33	Rengo Co. Ltd.	288
347	Resona Holdings, Inc.	1,753
10	Resorttrust, Inc.	140
108	Ricoh Co. Ltd.	1,149
6	Rinnai Corp.	397
14	Rohm Co. Ltd.	983
15	Rohto Pharmaceutical Co. Ltd.	403
4	Ryohin Keikaku Co. Ltd.	945
24	San-In Godo Bank Ltd. (The)	174
8	Sankyo Co. Ltd.	309
8	Sankyu, Inc.	390
9	Sanrio Co. Ltd.	186
57	Santen Pharmaceutical Co. Ltd.	785
31	Sanwa Holdings Corp.	356
10	Sapporo Holdings Ltd.	228
6	Sawai Pharmaceutical Co. Ltd.	309
36	SBI Holdings, Inc.	767
6	SCREEN Holdings Co. Ltd.	256
7	SCSK Corp.	283
30	Secom Co. Ltd.	2,509
31	Sega Sammy Holdings, Inc.	436
34	Seibu Holdings, Inc.	590
44	Seiko Epson Corp.	699
23	Seino Holdings Co. Ltd.	317
57	Sekisui Chemical Co. Ltd.	886
92	Sekisui House Ltd.(b)	1,375
119	Seven & i Holdings Co. Ltd.	5,182
104	Seven Bank Ltd.	310
33	SG Holdings Co. Ltd.	885
23	Sharp Corp.	244
8	Shiga Bank Ltd. (The)	186
24	Shikoku Electric Power Co., Inc.	303
5	Shima Seiki Manufacturing Ltd.	163
7	Shimachu Co. Ltd.	200
43	Shimadzu Corp.	986
3	Shimamura Co. Ltd.	259
12	Shimano, Inc.	1,678
90	Shimizu Corp.	765
63	Shin-Etsu Chemical Co. Ltd.	5,312
26	Shinsei Bank Ltd.	352
44	Shionogi & Co. Ltd.	2,703
60	Shiseido Co. Ltd.	3,570
83	Shizuoka Bank Ltd. (The)	696
2	Shochiku Co. Ltd.	201
23	Showa Denko K.K.	769
30	Showa Shell Sekiyu K.K.	447
19	SKY Perfect JSAT Holdings, Inc.	84
30	Skylark Holdings Co. Ltd.	499
9	SMC Corp.	2,955
247	Softbank Corp.(a)	3,048
132	SoftBank Group Corp.	10,341
11	Sohgo Security Services Co. Ltd.	479
199	Sojitz Corp.	764
53	Sompo Holdings, Inc.	1,990
195	Sony Corp.	9,796
28	Sony Financial Holdings, Inc.	531

12	Sotetsu Holdings, Inc.	$359
12	Square Enix Holdings Co. Ltd.	397
23	Stanley Electric Co. Ltd.	667
97	Subaru Corp.	2,275
6	Sugi Holdings Co. Ltd.	249
34	SUMCO Corp.	470
5	Sumitomo Bakelite Co. Ltd.	186
239	Sumitomo Chemical Co. Ltd.	1,243
172	Sumitomo Corp.	2,658
26	Sumitomo Dainippon Pharma Co. Ltd.	608
119	Sumitomo Electric Industries Ltd.	1,691
21	Sumitomo Forestry Co. Ltd.	274
18	Sumitomo Heavy Industries Ltd.	608
38	Sumitomo Metal Mining Co. Ltd.	1,095
203	Sumitomo Mitsui Financial Group, Inc.	7,545
59	Sumitomo Mitsui Trust Holdings, Inc.	2,237
5	Sumitomo Osaka Cement Co. Ltd.	221
67	Sumitomo Realty & Development Co. Ltd.	2,557
28	Sumitomo Rubber Industries Ltd.	388
10	Sundrug Co. Ltd.	319
20	Suntory Beverage & Food Ltd.	885
28	Suruga Bank Ltd.	120
12	Suzuken Co. Ltd.	628
66	Suzuki Motor Corp.	3,441
29	Sysmex Corp.	1,611
89	T&D Holdings, Inc.	1,101
18	Tadano Ltd.	204
19	Taiheiyo Cement Corp.	649
33	Taisei Corp.	1,549
7	Taisho Pharmaceutical Holdings Co. Ltd.	708
23	Taiyo Nippon Sanso Corp.	363
18	Taiyo Yuden Co. Ltd.	315
7	Takara Bio, Inc.	158
28	Takara Holdings, Inc.	320
23	Takashimaya Co. Ltd.	312
233	Takeda Pharmaceutical Co. Ltd.	9,397
19	TDK Corp.	1,496
6	TechnoPro Holdings, Inc.	314
28	Teijin Ltd.	483
50	Terumo Corp.	2,852
18	THK Co. Ltd.	426
13	TIS, Inc.	583
32	Tobu Railway Co. Ltd.	903
37	Toda Corp.	237
18	Toho Co. Ltd.	656
14	Toho Gas Co. Ltd.	599
75	Tohoku Electric Power Co., Inc.	1,014
31	Tokai Carbon Co. Ltd.	423
8	Tokai Rika Co. Ltd.	142
36	Tokai Tokyo Financial Holdings, Inc.	158
104	Tokio Marine Holdings, Inc.	5,076
11	Tokuyama Corp.	256
6	Tokyo Broadcasting System Holdings, Inc.	104
7	Tokyo Century Corp.	327
247	Tokyo Electric Power Co. Holdings, Inc.(a)	1,518
24	Tokyo Electron Ltd.	3,448
66	Tokyo Gas Co. Ltd.	1,734
33	Tokyo Tatemono Co. Ltd.	401
78	Tokyu Corp.	1,333
81	Tokyu Fudosan Holdings Corp.	441
17	Topcon Corp.	228
6	Toppan Forms Co. Ltd.	50
41	Toppan Printing Co. Ltd.	671
240	Toray Industries, Inc.	1,779
90	Toshiba Corp.	2,841
6	Toshiba Plant Systems & Services Corp.	113
45	Tosoh Corp.	638
23	TOTO Ltd.	891
25	Toyo Seikan Group Holdings Ltd.	562
14	Toyo Suisan Kaisha Ltd.	502
16	Toyo Tire Corp.	225
14	Toyobo Co. Ltd.	208

Schedule of Investments

12	Toyoda Gosei Co. Ltd.	$261
10	Toyota Boshoku Corp.	162
25	Toyota Industries Corp.	1,234
390	Toyota Motor Corp.	23,920
35	Toyota Tsusho Corp.	1,113
18	Trend Micro, Inc.(a)	956
8	TS Tech Co. Ltd.	240
10	Tsumura & Co.	291
6	Tsuruha Holdings, Inc.	554
3	TV Asahi Holdings Corp.	55
17	Ube Industries Ltd.	383
8	Ulvac, Inc.	262
61	Unicharm Corp.	1,880
19	Ushio, Inc.	216
34	USS Co. Ltd.	595
10	Wacoal Holdings Corp.	271
8	Welcia Holdings Co. Ltd.	303
28	West Japan Railway Co.	2,043
360	Yahoo! Japan Corp.	969
19	Yakult Honsha Co. Ltd.	1,262
116	Yamada Denki Co. Ltd.	571
36	Yamaguchi Financial Group, Inc.	366
26	Yamaha Corp.	1,137
44	Yamaha Motor Co. Ltd.	940
56	Yamato Holdings Co. Ltd.	1,490
6	Yamato Kogyo Co. Ltd.	156
20	Yamazaki Baking Co. Ltd.	391
3	Yaoko Co. Ltd.	157
40	Yaskawa Electric Corp.	1,125
38	Yokogawa Electric Corp.	706
17	Yokohama Rubber Co. Ltd. (The)	360
8	Zenkoku Hosho Co. Ltd.	280
15	Zensho Holdings Co. Ltd.	346
23	Zeon Corp.	235
28	ZOZO, Inc.	564

		565,690

	Jordan - 0.0%
22	Hikma Pharmaceuticals PLC	466

	Kazakhstan - 0.0%
37	KAZ Minerals PLC	289

	Luxembourg - 0.2%
95	ArcelorMittal	2,201
2	Eurofins Scientific SE	807
72	L’Occitane International SA	129
6	RTL Group SA	329
56	SES SA FDR, Class A	1,145
74	Tenaris SA	931

		5,542

	Macau - 0.2%
335	Galaxy Entertainment Group Ltd.	2,305
265	Macau Legend Development Ltd.	46
118	MGM China Holdings Ltd.	227
380	Sands China Ltd.	1,806
296	SJM Holdings Ltd.	310
231	Wynn Macau Ltd.	561

		5,255

	Mexico - 0.0%
29	Fresnillo PLC(b)	383

	Netherlands - 4.1%
15	Aalberts Industries NV	526
64	ABN AMRO Group NV CVA(c)	1,595
1	Adyen NV(a)(c)	743
277	Aegon NV	1,424
34	Akzo Nobel NV	2,940
89	Altice Europe NV, Class A(a)	182
13	Altice Europe NV, Class B(a)	27
63	ASML Holding NV	11,076
22	ASR Nederland NV	930

13	Boskalis Westminster NV	$343
17	Exor NV	1,088
13	Gemalto NV(a)	756
8	GrandVision NV(c)	179
16	Heineken Holding NV	1,392
37	Heineken NV	3,328
599	ING Groep NV	7,088
166	Koninklijke Ahold Delhaize NV	4,385
27	Koninklijke DSM NV	2,527
508	Koninklijke KPN NV	1,566
143	Koninklijke Philips NV	5,638
10	Koninklijke Vopak NV	510
52	NN Group NV	2,203
15	OCI NV(a)	318
16	Randstad NV	773
699	Royal Dutch Shell PLC, Class A	21,719
577	Royal Dutch Shell PLC, Class B	17,977
18	Signify NV(c)	448
41	Wolters Kluwer NV	2,559

		94,240

	New Zealand - 0.3%
110	a2 Milk Co. Ltd.(a)	965
80	Air New Zealand Ltd.	156
147	Auckland International Airport Ltd.	749
114	Contact Energy Ltd.	478
89	Fisher & Paykel Healthcare Corp. Ltd.	775
130	Fletcher Building Ltd.(a)	451
225	Kiwi Property Group Ltd.	222
108	Mercury NZ Ltd.	264
195	Meridian Energy Ltd.	476
65	Ryman Healthcare Ltd.	473
106	SKYCITY Entertainment Group Ltd.	282
291	Spark New Zealand Ltd.	819
14	Xero Ltd.(a)	444

		6,554

	Norway - 0.7%
4	Aker ASA, Class A	281
16	Aker BP ASA	533
162	DNB ASA	2,872
153	Equinor ASA	3,502
26	Gjensidige Forsikring ASA	448
64	Mowi ASA	1,410
212	Norsk Hydro ASA	980
123	Orkla ASA	992
14	Schibsted ASA, Class B	445
13	Schibsted ASA, Class A	456
102	Telenor ASA	1,930
28	Yara International ASA	1,157

		15,006

	Poland - 0.4%
24	Bank Polska Kasa Opieki SA	715
10	CD Projekt SA(a)	512
41	Cyfrowy Polsat SA(a)	262
7	Dino Polska SA(a)(c)	189
15	Grupa Lotos SA	376
21	KGHM Polska Miedz SA(a)	532
2	mBank SA	242
111	PGE Polska Grupa Energetyczna SA(a)	354
48	Polski Koncern Naftowy ORLEN SA	1,353
266	Polskie Gornictwo Naftowe i Gazownictwo SA	547
130	Powszechna Kasa Oszczednosci Bank Polski SA	1,383
86	Powszechny Zaklad Ubezpieczen SA	1,034
5	Santander Bank Polska SA	503

		8,002

	Portugal - 0.1%
360	EDP-Energias de Portugal SA	1,318
82	Galp Energia SGPS SA	1,284
39	Jeronimo Martins SGPS SA	553

		3,155

Schedule of Investments

	Russia - 0.1%
73	Evraz PLC	$479
41	Polymetal International PLC	468

		947

	Singapore - 1.2%
377	Ascendas Real Estate Investment Trust REIT	768
33	BOC Aviation Ltd.(c)	279
374	CapitaLand Commercial Trust REIT	523
399	CapitaLand Ltd.	988
366	CapitaLand Mall Trust REIT	653
74	City Developments Ltd.	506
325	ComfortDelGro Corp. Ltd.	563
277	DBS Group Holdings Ltd.	4,928
55	Frasers Property Ltd.	74
916	Genting Singapore Ltd.	749
16	Jardine Cycle & Carriage Ltd.	449
227	Keppel Corp. Ltd.	1,030
53	M1 Ltd.	81
510	Oversea-Chinese Banking Corp. Ltd.	4,366
100	SATS Ltd.	360
144	Sembcorp Industries Ltd.	277
129	Sembcorp Marine Ltd.	154
37	SIA Engineering Co. Ltd.	68
81	Singapore Airlines Ltd.	581
130	Singapore Exchange Ltd.	739
240	Singapore Post Ltd.	176
253	Singapore Press Holdings Ltd.	472
242	Singapore Technologies Engineering Ltd.	670
1,142	Singapore Telecommunications Ltd.	2,565
91	StarHub Ltd.	120
299	Suntec Real Estate Investment Trust REIT	429
196	United Overseas Bank Ltd.	3,672
75	UOL Group Ltd.	370
40	Venture Corp. Ltd.	484
308	Wilmar International Ltd.	763
58	Wing Tai Holdings Ltd.	88

		27,945

	South Africa - 0.2%
151	Anglo American PLC	3,859
101	Investec PLC	650

		4,509

	South Korea - 4.9%
5	Amorepacific Corp.(a)	816
2	Amorepacific Corp. (Preference Shares)(a)	183
4	AMOREPACIFIC Group(a)	246
1	BGF Co. Ltd.(a)	7
1	BGF Retail Co. Ltd.(a)	165
46	BNK Financial Group, Inc.(a)	304
8	Celltrion Healthcare Co. Ltd.(a)	535
12	Celltrion, Inc.(a)	2,362
11	Cheil Worldwide, Inc.	232
1	CJ CheilJedang Corp.(a)	308
1	CJ CheilJedang Corp. (Preference Shares)(a)	117
2	CJ Corp.(a)	217
2	CJ ENM Co. Ltd.(a)	382
1	CJ Logistics Corp.(a)	151
9	Coway Co. Ltd.	675
4	Daelim Industrial Co. Ltd.(a)	383
28	Daewoo Engineering & Construction Co. Ltd.(a)	130
7	DB Insurance Co. Ltd.	437
24	DGB Financial Group, Inc.(a)	187
5	Dongsuh Cos., Inc.	86
1	Doosan Corp.	106
10	Doosan Heavy Industries & Construction Co. Ltd.(a)	102
21	Doosan Infracore Co. Ltd.(a)	163
3	E-MART, Inc.	518
9	GS Engineering & Construction Corp.	381
8	GS Holdings Corp.	391
4	GS Retail Co. Ltd.	130

46	Hana Financial Group, Inc.	$1,652
12	Hankook Tire Co. Ltd.(a)	451
1	Hanmi Pharm Co. Ltd.(a)	390
2	Hanmi Science Co. Ltd.(a)	132
25	Hanon Systems	288
2	Hanssem Co. Ltd.(a)	129
6	Hanwha Aerospace Co. Ltd.(a)	169
13	Hanwha Chemical Corp.(a)	262
8	Hanwha Corp.(a)	253
3	Hanwha Corp. (Preference Shares)(a)	41
38	Hanwha Life Insurance Co. Ltd.(a)	147
3	HDC Holdings Co. Ltd.(a)	50
5	HDC Hyundai Development Co-Engineering & Construction(a)	221
5	Hite Jinro Co. Ltd.(a)	76
5	Hotel Shilla Co. Ltd.	344
1	Hyosung TNC Co. Ltd.(a)	154
2	Hyundai Construction Equipment Co. Ltd.	99
2	Hyundai Department Store Co. Ltd.(a)	172
11	Hyundai Engineering & Construction Co. Ltd.(a)	615
3	Hyundai Glovis Co. Ltd.(a)	383
7	Hyundai Heavy Industries Co. Ltd.(a)	871
2	Hyundai Heavy Industries Holdings Co. Ltd.(a)	645
10	Hyundai Marine & Fire Insurance Co. Ltd.(a)	336
3	Hyundai Mipo Dockyard Co. Ltd.	169
10	Hyundai Mobis Co. Ltd.(a)	2,022
22	Hyundai Motor Co.	2,561
6	Hyundai Motor Co. (2nd Preference Shares)	454
4	Hyundai Motor Co. (Preference Shares)	276
12	Hyundai Steel Co.	552
2	Hyundai Wia Corp.(a)	78
42	Industrial Bank of Korea(a)	538
8	Kakao Corp.(a)	714
17	Kangwon Land, Inc.(a)	519
62	KB Financial Group, Inc.(a)	2,677
1	KCC Corp.	294
3	KEPCO Plant Service & Engineering Co. Ltd.(a)	92
41	Kia Motors Corp.	1,339
10	Korea Aerospace Industries Ltd.(a)	306
40	Korea Electric Power Corp.(a)	1,240
4	Korea Gas Corp.(a)	194
6	Korea Investment Holdings Co. Ltd.(a)	347
2	Korea Zinc Co. Ltd.(a)	792
8	Korean Air Lines Co. Ltd.(a)	262
17	KT&G Corp.(a)	1,514
3	Kumho Petrochemical Co. Ltd.	243
7	LG Chem Ltd.	2,315
1	LG Chem Ltd. (Preference Shares)	182
14	LG Corp.(a)	978
35	LG Display Co. Ltd.(a)	595
17	LG Electronics, Inc.	1,018
3	LG Electronics, Inc. (Preference Shares)	73
2	LG Household & Health Care Ltd.	2,274
1	LG Household & Health Care Ltd. (Preference Shares)	683
31	LG Uplus Corp.	421
2	Lotte Chemical Corp.(a)	539
9	Lotte Corp.(a)	423
3	LOTTE Fine Chemical Co. Ltd.	122
2	Lotte Shopping Co. Ltd.(a)	352
3	LS Corp.(a)	154
5	Mando Corp.	153
66	Mirae Asset Daewoo Co. Ltd.(a)	450
22	Mirae Asset Daewoo Co. Ltd. (Preference Shares)(a)	74
21	NAVER Corp.	2,567
3	NCSoft Corp.(a)	1,263
3	Netmarble Corp.(a)(c)	289

Schedule of Investments

20	NH Investment & Securities Co. Ltd.(a)	$251
3	NHN Entertainment Corp.(a)	159
1	NongShim Co. Ltd.	251
3	OCI Co. Ltd.(a)	288
3	Orion Corp.(a)	306
7	Paradise Co. Ltd.(a)	115
11	POSCO	2,709
8	POSCO Daewoo Corp.	144
3	S-1 Corp.	278
2	Samsung Biologics Co. Ltd.(a)(c)	717
13	Samsung C&T Corp.	1,402
5	Samsung Card Co. Ltd.	150
9	Samsung Electro-Mechanics Co. Ltd.	874
724	Samsung Electronics Co. Ltd.	30,030
127	Samsung Electronics Co. Ltd. (Preference Shares)	4,280
25	Samsung Engineering Co. Ltd.(a)	376
5	Samsung Fire & Marine Insurance Co. Ltd.	1,227
1	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	156
62	Samsung Heavy Industries Co. Ltd.(a)	507
10	Samsung Life Insurance Co. Ltd.	794
8	Samsung SDI Co. Ltd.	1,607
5	Samsung SDS Co. Ltd.	1,004
10	Samsung Securities Co. Ltd.	301
70	Shinhan Financial Group Co. Ltd.(a)	2,718
1	Shinsegae, Inc.	238
8	SillaJen, Inc.(a)	542
5	SK Holdings Co. Ltd.	1,184
80	SK Hynix, Inc.	5,313
9	SK Innovation Co. Ltd.	1,525
24	SK Networks Co. Ltd.	128
4	SK Telecom Co. Ltd.	928
3	SKC Co. Ltd.	104
6	S-Oil Corp.	564
80	Woori Bank(a)(d)	1,080
1	Yuhan Corp.(a)	214

		112,166

	Spain - 2.9%
3	Acciona SA	286
27	Acerinox SA	294
39	ACS Actividades de Construccion y Servicios SA	1,616
10	Aena SME SA(c)	1,730
64	Amadeus IT Group SA	4,662
1,031	Banco Bilbao Vizcaya Argentaria SA	6,116
889	Banco de Sabadell SA	1,020
2,470	Banco Santander SA	11,711
185	Bankia SA	539
109	Bankinter SA	852
550	CaixaBank SA	2,081
24	Cellnex Telecom SA(c)	677
3	Corp. Financiera Alba SA	149
24	EDP Renovaveis SA	216
36	Enagas SA	1,051
50	Endesa SA	1,252
74	Ferrovial SA	1,662
11	Fomento de Construcciones y Contratas SA(a)	163
52	Grifols SA	1,357
41	Grifols SA (Preference Shares), Class B	767
7	Grupo Catalana Occidente SA	278
958	Iberdrola SA	7,915
162	Industria de Diseno Textil SA	4,526
47	Inmobiliaria Colonial Socimi SA REIT	482
157	Mapfre SA	437
29	Mediaset Espana Comunicacion SA	205
53	MERLIN Properties SOCIMI SA REIT	712
49	Naturgy Energy Group SA	1,369
68	Red Electrica Corp. SA	1,568
195	Repsol SA	3,430
36	Siemens Gamesa Renewable Energy SA(a)	511

698	Telefonica SA	$6,003
28	Zardoya Otis SA	222

		65,859

	Sweden - 2.4%
50	Alfa Laval AB	1,132
140	Assa Abloy AB, Class B	2,604
96	Atlas Copco AB, Class A	2,499
60	Atlas Copco AB, Class B	1,433
43	Boliden AB	1,073
35	Electrolux AB, Series B	827
56	Elekta AB, Class B	748
100	Epiroc AB, Class A(a)	958
60	Epiroc AB, Class B(a)	537
94	Essity AB, Class B	2,600
15	Fastighets AB Balder, Class B(a)	473
134	Hennes & Mauritz AB, Class B	2,082
40	Hexagon AB, Class B	1,952
59	Husqvarna AB, Class B	450
12	ICA Gruppen AB(b)	422
33	Industrivarden AB, Class A	696
27	Industrivarden AB, Class C	556
19	Investment AB Latour, Class B	236
21	Investor AB, Class A	922
70	Investor AB, Class B	3,072
37	Kinnevik AB, Class B	902
12	L E Lundbergforetagen AB, Class B	370
28	Lundin Petroleum AB	896
46	Nibe Industrier AB, Class B	522
14	Saab AB, Class B	483
170	Sandvik AB	2,711
51	Securitas AB, Class B	819
227	Skandinaviska Enskilda Banken AB, Class A	2,379
3	Skandinaviska Enskilda Banken AB, Class C	32
56	Skanska AB, Class B	979
60	SKF AB, Class B	1,007
94	Svenska Cellulosa AB SCA, Class B	826
224	Svenska Handelsbanken AB, Class A	2,431
9	Svenska Handelsbanken AB, Class B	104
153	Swedbank AB, Class A	3,469
27	Swedish Match AB	1,208
25	Swedish Orphan Biovitrum AB(a)	590
82	Tele2 AB, Class B	1,023
6	Telefonaktiebolaget LM Ericsson, Class A	54
455	Telefonaktiebolaget LM Ericsson, Class B	4,041
417	Telia Co. AB	1,815
39	Trelleborg AB, Class B	655
230	Volvo AB, Class B	3,306

		55,894

	Switzerland - 8.2%
276	ABB Ltd.	5,273
24	Adecco Group AG	1,203
7	Baloise Holding AG	1,085
1	Banque Cantonale Vaudoise	794
79	Cie Financiere Richemont SA	5,448
33	Clariant AG(a)	656
31	Coca-Cola HBC AG(a)	1,043
391	Credit Suisse Group AG(a)	4,735
4	DKSH Holding AG	300
5	Dufry AG(a)	500
1	EMS-Chemie Holding AG	500
3	Flughafen Zurich AG	531
6	Geberit AG	2,347
1	Georg Fischer AG	887
1	Givaudan SA	2,427
1,754	Glencore PLC	7,140
1	Helvetia Holding AG	593
34	Julius Baer Group Ltd.(a)	1,365
8	Kuehne + Nagel International AG	1,084
73	LafargeHolcim Ltd.(a)	3,431
23	Logitech International SA	840

Schedule of Investments

11	Lonza Group AG(a)	$2,904
62	Mediclinic International PLC	256
465	Nestle SA	40,515
340	Novartis AG	29,644
30	OC Oerlikon Corp. AG(a)	388
6	Pargesa Holding SA	474
3	Partners Group Holding AG	2,064
6	PSP Swiss Property AG	618
108	Roche Holding AG	28,734
4	Roche Holding AG-BR	1,052
3	Schindler Holding AG	634
6	Schindler Holding AG-PC	1,276
1	SGS SA	2,414
21	Sika AG(b)	2,773
8	Sonova Holding AG	1,501
99	STMicroelectronics NV	1,575
2	Straumann Holding AG	1,452
3	Sulzer AG	276
7	Swatch Group AG (The)	390
5	Swatch Group AG (The)-BR	1,437
5	Swiss Life Holding AG(a)	2,063
12	Swiss Prime Site AG(a)	1,018
47	Swiss RE AG	4,509
4	Swisscom AG	1,919
9	Temenos AG(a)	1,215
545	UBS Group AG	7,059
7	Vifor Pharma AG	891
23	Zurich Insurance Group AG	7,226

		188,459

	Taiwan - 0.0%
160	FIT Hon Teng Ltd.(c)	73

	United Arab Emirates - 0.0%
13	NMC Health PLC	440

	United Kingdom - 13.5%
151	3i Group PLC	1,688
32	Admiral Group PLC	872
61	Ashmore Group PLC	324
76	Ashtead Group PLC	1,928
55	Associated British Foods PLC	1,728
196	AstraZeneca PLC	14,263
149	Auto Trader Group PLC(c)	896
10	AVEVA Group PLC	358
610	Aviva PLC	3,323
130	B&M European Value Retail SA	554
40	Babcock International Group PLC	279
490	BAE Systems PLC	3,299
2,620	Barclays PLC	5,452
159	Barratt Developments PLC	1,127
20	Bellway PLC	746
20	Berkeley Group Holdings PLC (The)	987
3,002	BP PLC	20,539
352	British American Tobacco PLC	12,442
150	British Land Co. PLC (The) REIT	1,131
1,279	BT Group PLC	3,910
53	Bunzl PLC	1,673
64	Burberry Group PLC	1,517
254	Capita PLC(a)	388
116	Capital & Counties Properties PLC	381
887	Centrica PLC	1,592
154	Cineworld Group PLC	529
152	CNH Industrial NV, Class A	1,494
380	Cobham PLC(a)	539
243	Compass Group PLC	5,212
208	ConvaTec Group PLC(c)	391
20	Croda International PLC	1,268
188	CYBG PLC	434
15	DCC PLC	1,228
16	Derwent London PLC REIT	682
372	Diageo PLC	14,198
218	Direct Line Insurance Group PLC	966

158	Dixons Carphone PLC	$287
196	DS Smith PLC	869
35	easyJet PLC	582
140	Experian PLC	3,521
173	Fiat Chrysler Automobiles NV(a)	2,961
246	G4S PLC	633
749	GlaxoSmithKline PLC	14,554
88	GVC Holdings PLC	778
60	Halma PLC	1,105
126	Hammerson PLC REIT	616
39	Hargreaves Lansdown PLC	838
43	Hiscox Ltd.	802
95	Howden Joinery Group PLC	632
3,143	HSBC Holdings PLC	26,415
43	IMI PLC	541
146	Imperial Brands PLC	4,849
66	Inchcape PLC	498
198	Informa PLC	1,762
72	Inmarsat PLC	350
28	InterContinental Hotels Group PLC(a)	1,599
154	International Consolidated Airlines Group SA	1,305
25	Intertek Group PLC	1,614
141	Intu Properties PLC REIT(b)	214
591	ITV PLC	1,005
256	J Sainsbury PLC	960
56	JD Sports Fashion PLC	341
104	John Wood Group PLC(b)	740
30	Johnson Matthey PLC	1,201
91	Just Eat PLC(a)	833
348	Kingfisher PLC	1,020
113	Land Securities Group PLC REIT	1,286
908	Legal & General Group PLC	3,098
10,913	Lloyds Banking Group PLC	8,312
48	London Stock Exchange Group PLC	2,891
258	Marks & Spencer Group PLC	980
123	Meggitt PLC	835
739	Melrose Industries PLC	1,639
111	Merlin Entertainments PLC(c)	494
65	Micro Focus International PLC	1,241
58	Mondi PLC	1,403
527	National Grid PLC	5,721
21	Next PLC	1,339
68	Ocado Group PLC(a)	887
121	Pearson PLC	1,442
66	Pennon Group PLC	662
49	Persimmon PLC	1,531
88	Phoenix Group Holdings PLC	735
403	Prudential PLC	7,875
251	Quilter PLC(c)	405
97	Reckitt Benckiser Group PLC	7,481
293	RELX PLC	6,500
5	Renishaw PLC	307
292	Rentokil Initial PLC	1,294
137	Rightmove PLC	851
261	Rolls-Royce Holdings PLC	3,036
709	Royal Bank of Scotland Group PLC	2,247
145	Royal Mail PLC	511
65	RPC Group PLC	680
162	RSA Insurance Group PLC	1,093
172	Sage Group PLC (The)	1,416
18	Schroders PLC	618
158	Segro PLC REIT	1,345
37	Severn Trent PLC	973
135	Smith & Nephew PLC	2,548
63	Smiths Group PLC	1,197
11	Spirax-Sarco Engineering PLC	927
159	SSE PLC	2,447
83	St. James’s Place PLC	1,024
415	Standard Chartered PLC	3,351
393	Standard Life Aberdeen PLC	1,301
40	Subsea 7 SA	455

Schedule of Investments

74	Tate & Lyle PLC	$670
515	Taylor Wimpey PLC	1,119
73	TechnipFMC PLC	1,700
1,482	Tesco PLC	4,349
40	Travis Perkins PLC	644
234	Unilever NV CVA	12,524
168	Unilever PLC	8,806
108	United Utilities Group PLC	1,180
4,101	Vodafone Group PLC	7,476
40	Weir Group PLC (The)	792
28	Whitbread PLC	1,800
136	William Hill PLC	315
342	WM Morrison Supermarkets PLC	1,054
188	WPP PLC	2,151

		310,721

	United States - 0.3%
26	Carnival PLC	1,474
36	Ferguson PLC	2,412
35	QIAGEN NV(a)	1,293
203	Samsonite International SA(a)(c)	596
26	Sims Metal Management Ltd.	197

		5,972

	Total Common Stocks & Other Equity Interests (Cost $2,489,851)	2,292,279

	Money Market Fund - 0.1%
2,801	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $2,801)	2,801

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,492,652) - 99.8%	2,295,080

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.5%
11,458	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $11,458)	11,458

	Total Investments in Securities (Cost $2,504,110) - 100.3%	2,306,538
	Other assets less liabilities - (0.3)%	(7,985)

	Net Assets - 100.0%	$2,298,553

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $20,478, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

January 31, 2019

(Unaudited)

Number
of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Brazil - 9.7%
77	Alpargatas SA (Preference Shares)	$424
2,223	Ambev SA	10,685
172	Atacadao Distribuicao Comercio e Industria Ltda	944
101	Azul SA (Preference Shares)(a)	1,029
88	B2W Cia Digital(a)	1,208
1,029	B3 SA - Brasil Bolsa Balcao	8,890
452	Banco Bradesco SA	4,996
1,716	Banco Bradesco SA (Preference Shares)	21,320
105	Banco BTG Pactual SA	853
529	Banco do Brasil SA	7,531
94	Banco do Estado do Rio Grande do Sul SA (Preference Shares), Class B	606
206	Banco Santander Brasil SA	2,718
355	BB Seguridade Participacoes SA	3,027
407	BR Malls Participacoes SA	1,626
118	Bradespar SA (Preference Shares)	911
99	Braskem SA (Preference Shares), Class A	1,420
285	BRF SA(a)	1,842
544	CCR SA	2,222
170	Centrais Eletricas Brasileiras SA(a)	1,745
119	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	1,330
82	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,190
10	Cia de Gas de Sao Paulo - COMGAS (Preference Shares), Class A	222
178	Cia de Saneamento Basico do Estado de Sao Paulo	2,119
28	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	604
40	Cia Energetica de Minas Gerais, Class A	178
487	Cia Energetica de Minas Gerais (Preference Shares)	1,852
12	Cia Paranaense de Energia	109
59	Cia Paranaense de Energia (Preference Shares), Class B	572
325	Cia Siderurgica Nacional SA(a)	910
585	Cielo SA	1,917
89	Cosan SA	1,085
122	EDP - Energias do Brasil SA	562
378	Embraer SA	2,007
97	Energisa SA	1,110
91	Engie Brasil Energia SA	1,045
89	Equatorial Energia SA	2,154
139	Estacio Participacoes SA	1,187
113	Fleury SA	691
541	Gerdau SA (Preference Shares)	2,324
144	Grendene SA	361
4	Guararapes Confeccoes SA	172
69	Hapvida Participacoes e Investimentos SA(b)	649
209	Hypera SA	1,827
100	IRB Brasil Resseguros SA	2,341
2,416	Itau Unibanco Holding SA (Preference Shares)	25,720
2,223	Itausa - Investimentos Itau SA (Preference Shares)	8,238
373	Klabin SA	1,904
780	Kroton Educacional SA	2,447
257	Localiza Rent a Car SA	2,349

128	Lojas Americanas SA	$550
389	Lojas Americanas SA (Preference Shares)	2,250
374	Lojas Renner SA	4,671
49	M Dias Branco SA	640
36	Magazine Luiza SA	1,770
141	Multiplan Empreendimentos Imobiliarios SA	1,008
97	Natura Cosmeticos SA	1,263
100	Notre Dame Intermedica Participacoes SA(a)	922
154	Odontoprev SA	691
176	Petrobras Distribuidora SA	1,288
1,518	Petroleo Brasileiro SA	12,314
2,028	Petroleo Brasileiro SA (Preference Shares)	14,241
50	Porto Seguro SA	770
129	Qualicorp Consultoria e Corretora de Seguros SA	561
120	Raia Drogasil SA	2,042
573	Rumo SA(a)	3,091
83	Sao Martinho SA	438
34	Smiles Fidelidade SA	417
116	Sul America SA	1,022
299	Suzano Papel e Celulose SA	3,776
218	Telefonica Brasil SA (Preference Shares)	2,914
424	TIM Participacoes SA	1,443
110	Transmissora Alianca de Energia Eletrica SA	777
223	Ultrapar Participacoes SA	3,502
220	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	593
1,796	Vale SA	22,433
204	Via Varejo SA	336
386	WEG SA	1,996

		231,892

	Chile - 1.3%
1,563	AES Gener SA	476
1,441	Aguas Andinas SA, Class A	855
14,771	Banco de Chile	2,353
21	Banco de Credito e Inversiones SA	1,503
32,486	Banco Santander Chile	2,631
723	Cencosud SA	1,467
79	Cia Cervecerias Unidas SA	1,078
3,671	Colbun SA	837
100	Embotelladora Andina SA (Preference Shares), Class B	389
76	Empresa Nacional de Telecomunicaciones SA	735
585	Empresas CMPC SA	2,123
257	Empresas COPEC SA	3,541
14,455	Enel Americas SA	2,965
12,135	Enel Chile SA	1,284
261	Engie Energia Chile SA	527
87,586	Itau CorpBanca	884
161	Latam Airlines Group SA	1,932
312	Parque Arauco SA	860
123	Plaza SA	285
371	S.A.C.I. Falabella	2,991
51	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	2,182

		31,898

	China - 33.2%
643	3SBio, Inc.(b)	1,073
12	51job, Inc. ADR(a)	836
50	58.com, Inc. ADR(a)	3,170
759	Agile Group Holdings Ltd.	1,004
16,144	Agricultural Bank of China Ltd., H-Shares	7,592
988	Air China Ltd., H-Shares	980
623	Alibaba Group Holding Ltd. ADR(a)	104,969
1,951	Alibaba Health Information Technology Ltd.(a)	1,785
2,138	Aluminum Corp. of China Ltd., H-Shares(a)	787
570	Angang Steel Co. Ltd., H-Shares(c)	426
614	Anhui Conch Cement Co. Ltd., H-Shares	3,318

Schedule of Investments

287	Anhui Expressway Co. Ltd., H-Shares	$183
68	Anhui Gujing Distillery Co. Ltd., Class B	373
628	ANTA Sports Products Ltd.	3,245
29	Autohome, Inc. ADR(a)	2,099
1,285	AviChina Industry & Technology Co. Ltd., H-Shares	853
795	BAIC Motor Corp. Ltd., H-Shares(b)	517
143	Baidu, Inc. ADR(a)	24,686
39,428	Bank of China Ltd., H-Shares	18,190
4,091	Bank of Communications Co. Ltd., H-Shares	3,467
1,359	BBMG Corp., H-Shares	464
17	BeiGene Ltd. ADR(a)	2,201
916	Beijing Capital International Airport Co. Ltd., H-Shares	856
270	Beijing Enterprises Holdings Ltd.	1,530
2,242	Beijing Enterprises Water Group Ltd.	1,294
850	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	185
403	Beijing North Star Co. Ltd., H-Shares	118
200	Bengang Steel Plates Co. Ltd., Class B	53
530	BOE Technology Group Co. Ltd., Class B	140
1,449	Brilliance China Automotive Holdings Ltd.	1,363
361	BYD Co. Ltd., H-Shares	2,119
405	BYD Electronic International Co. Ltd.	498
381	CAR, Inc.(a)	317
683	Central China Securities Co. Ltd., H-Shares(b)	157
6,053	CGN Power Co. Ltd., H-Shares(b)	1,581
1,220	China Agri-Industries Holdings Ltd.	434
1,070	China BlueChemical Ltd., H-Shares	348
4,787	China Cinda Asset Management Co. Ltd., H-Shares	1,232
4,341	China CITIC Bank Corp. Ltd., H-Shares	2,810
1,217	China Coal Energy Co. Ltd., H-Shares	512
2,325	China Communications Construction Co. Ltd., H-Shares	2,326
1,325	China Communications Services Corp. Ltd., H-Shares	1,241
854	China Conch Venture Holdings Ltd.	2,846
46,516	China Construction Bank Corp., H-Shares	41,556
1,848	China Dongxiang Group Co. Ltd.	280
823	China Eastern Airlines Corp. Ltd., H-Shares	502
1,681	China Everbright Bank Co. Ltd., H-Shares	808
1,893	China Everbright International Ltd.	1,901
438	China Everbright Ltd.	823
1,117	China Evergrande Group	3,495
413	China Foods Ltd.	167
2,002	China Galaxy Securities Co. Ltd., H-Shares	1,033
5,254	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,065
488	China International Capital Corp. Ltd., H-Shares(b)	971
252	China International Marine Containers Group Co. Ltd., H-Shares	269
3,113	China Jinmao Holdings Group Ltd.	1,571
3,854	China Life Insurance Co. Ltd., H-Shares	9,499
101	China Literature Ltd.(a)(b)(c)	496
1,831	China Longyuan Power Group Corp. Ltd., H-Shares	1,367
552	China Machinery Engineering Corp., H-Shares	272
672	China Medical System Holdings Ltd.	696
1,958	China Merchants Bank Co. Ltd., H-Shares	8,534
690	China Merchants Port Holdings Co. Ltd.	1,363
479	China Merchants Securities Co. Ltd., H-Shares(b)	654
3,347	China Minsheng Banking Corp. Ltd., H-Shares	2,555
2,737	China Mobile Ltd.	28,707
2,133	China Molybdenum Co. Ltd., H-Shares	862

31	China National Accord Medicines Corp. Ltd., Class B	$107
2,061	China National Building Material Co. Ltd., H-Shares	1,636
951	China Oilfield Services Ltd., H-Shares	940
1,977	China Overseas Land & Investment Ltd.	7,433
1,357	China Pacific Insurance Group Co. Ltd., H-Shares	4,747
13,212	China Petroleum & Chemical Corp., H-Shares	11,062
2,499	China Power International Development Ltd.	643
991	China Railway Construction Corp. Ltd., H-Shares	1,374
2,009	China Railway Group Ltd., H-Shares	1,874
823	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	651
3,507	China Reinsurance Group Corp., H-Shares	791
817	China Resources Beer Holdings Co. Ltd.	2,863
1,150	China Resources Cement Holdings Ltd.	1,162
420	China Resources Gas Group Ltd.	1,643
1,403	China Resources Land Ltd.	5,453
898	China Resources Pharmaceutical Group Ltd.(b)	1,275
965	China Resources Power Holdings Co. Ltd.	1,931
1,779	China Shenhua Energy Co. Ltd., H-Shares	4,489
1,400	China South City Holdings Ltd.	211
1,029	China Southern Airlines Co. Ltd., H-Shares	730
931	China State Construction International Holdings Ltd.	885
762	China Taiping Insurance Holdings Co. Ltd.	2,088
7,290	China Telecom Corp. Ltd., H-Shares	3,939
18,000	China Tower Corp. Ltd., H-Shares(a)(b)	3,854
1,225	China Traditional Chinese Medicine Holdings Co. Ltd.	796
3,072	China Unicom Hong Kong Ltd.	3,504
690	China Vanke Co. Ltd., H-Shares	2,779
809	China Zhongwang Holdings Ltd.	405
400	Chongqing Changan Automobile Co. Ltd., Class B	203
1,514	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	874
1,761	CIFI Holdings Group Co. Ltd.	1,156
335	CIMC Enric Holdings Ltd.	290
2,578	CITIC Ltd.	3,897
1,417	CITIC Resources Holdings Ltd.	125
1,196	CITIC Securities Co. Ltd., H-Shares	2,430
8,218	CNOOC Ltd.	13,741
2,169	COSCO SHIPPING Development Co. Ltd., H-Shares(a)	249
753	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	426
1,313	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	529
918	COSCO SHIPPING Ports Ltd.	955
3,884	Country Garden Holdings Co. Ltd.	5,484
460	Country Garden Services Holdings Co. Ltd.(a)	708
2,058	CRRC Corp. Ltd., H-Shares	2,067
524	CSC Financial Co. Ltd., H-Shares(b)	386
575	CSG Holding Co. Ltd., Class B	182
2,302	CSPC Pharmaceutical Group Ltd.	3,949
144	CSSC Offshore and Marine Engineering Group Co. Ltd., H-Shares(a)	113
201	Ctrip.com International Ltd. ADR(a)	6,693
1,079	Dali Foods Group Co. Ltd.(b)	734
990	Dalian Port PDA Co. Ltd., H-Shares	131
1,647	Datang International Power Generation Co. Ltd., H-Shares	428
400	Dazhong Transportation Group Co. Ltd., Class B	182
197	Dongfang Electric Corp. Ltd., H-Shares(a)	147

Schedule of Investments

1,500	Dongfeng Motor Group Co. Ltd., H-Shares	$1,569
384	ENN Energy Holdings Ltd.	3,665
134	Everbright Securities Co. Ltd., H-Shares(b)	119
1,139	Far East Horizon Ltd.	1,176
110	Foshan Electrical and Lighting Co. Ltd., Class B	50
1,182	Fosun International Ltd.	1,762
871	Future Land Development Holdings Ltd.	733
275	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	955
6,506	GCL-Poly Energy Holdings Ltd.(a)	514
25	GDS Holdings Ltd. ADR(a)(c)	710
2,548	Geely Automobile Holdings Ltd.	4,306
440	Genscript Biotech Corp.(a)	675
811	GF Securities Co. Ltd., H-Shares	1,158
5,777	GOME Retail Holdings Ltd.(a)	501
1,628	Great Wall Motor Co. Ltd., H-Shares	1,104
441	Greentown China Holdings Ltd.	392
400	Guangdong Electric Power Development Co. Ltd., Class B	129
1,539	Guangdong Investment Ltd.	2,934
832	Guangshen Railway Co. Ltd., H-Shares	345
1,680	Guangzhou Automobile Group Co. Ltd., H-Shares	1,816
128	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	492
559	Guangzhou R&F Properties Co. Ltd., H-Shares	1,110
438	Guotai Junan Securities Co. Ltd., H-Shares(b)	933
302	Haitian International Holdings Ltd.	693
1,850	Haitong Securities Co. Ltd., H-Shares	2,079
87	Health and Happiness H&H International Holdings Ltd.(a)	530
378	Hengan International Group Co. Ltd.	2,967
10,886	HengTen Networks Group Ltd.(a)	354
361	Hopson Development Holdings Ltd.	330
200	Huadian Energy Co. Ltd., Class B(a)	51
1,493	Huadian Fuxin Energy Corp. Ltd., H-Shares	339
938	Huadian Power International Corp. Ltd., H-Shares	435
2,293	Huaneng Power International, Inc., H-Shares	1,438
2,643	Huaneng Renewables Corp. Ltd., H-Shares	758
902	Huatai Securities Co. Ltd., H-Shares(b)	1,681
54	Huazhu Group Ltd. ADR	1,714
40,469	Industrial & Commercial Bank of China Ltd., H-Shares	31,254
500	Inner Mongolia Yitai Coal Co. Ltd., Class B	580
66	iQIYI, Inc. ADR(a)(c)	1,328
411	JD.com, Inc. ADR(a)	10,213
48	Jiangling Motors Corp. Ltd., Class B	46
641	Jiangsu Expressway Co. Ltd., H-Shares	928
309	Jiangxi Bank Co. Ltd., H-Shares(a)(b)	254
625	Jiangxi Copper Co. Ltd., H-Shares	792
585	Jiayuan International Group Ltd.	282
100	Jinzhou Port Co. Ltd., Class B	37
379	Kingboard Holdings Ltd.	1,326
479	Kingsoft Corp. Ltd.	910
1,509	Kunlun Energy Co. Ltd.	1,608
609	KWG Group Holdings Ltd.	598
100	Lao Feng Xiang Co. Ltd., Class B	342
769	Lee & Man Paper Manufacturing Ltd.	683
204	Legend Holdings Corp., H-Shares(b)	532
3,913	Lenovo Group Ltd.	2,842
838	Li Ning Co. Ltd.(a)	1,031
74	Livzon Pharmaceutical Group, Inc., H-Shares	238
534	Logan Property Holdings Co. Ltd.	723
764	Longfor Group Holdings Ltd.	2,361
800	Luye Pharma Group Ltd.(b)	594
1,007	Maanshan Iron & Steel Co. Ltd., H-Shares	480

953	Meitu, Inc.(a)(b)	$324
253	Meituan Dianping, Class B(a)(b)	1,719
1,667	Metallurgical Corp. of China Ltd., H-Shares	457
52	Momo, Inc. ADR(a)	1,582
38	NetEase, Inc. ADR	9,573
458	New China Life Insurance Co. Ltd., H-Shares	1,938
72	New Oriental Education & Technology Group, Inc. ADR(a)	5,547
476	Orient Securities Co. Ltd., H-Shares(b)	334
4,257	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,758
10,739	PetroChina Co. Ltd., H-Shares	6,925
3,502	PICC Property & Casualty Co. Ltd., H-Shares	3,611
46	Pinduoduo, Inc. ADR(a)(c)	1,344
81	Ping An Healthcare and Technology Co. Ltd.(a)(b)	381
2,583	Ping An Insurance Group Co. of China Ltd., H-Shares	24,985
1,105	Poly Property Group Co. Ltd.	390
3,004	Postal Savings Bank of China Co. Ltd., H-Shares(b)	1,684
574	Qingdao Port International Co. Ltd., H-Shares(a)(b)	357
315	Red Star Macalline Group Corp. Ltd., H-Shares(b)	294
379	Shandong Chenming Paper Holdings Ltd., Class B	205
280	Shandong Chenming Paper Holdings Ltd., H-Shares	163
875	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	730
100	Shanghai Bailian Group Co. Ltd., Class B	97
100	Shanghai Baosight Software Co. Ltd., Class B	179
200	Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	126
1,483	Shanghai Electric Group Co. Ltd., H-Shares	518
286	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	869
200	Shanghai Haixin Group Co., Class B	89
100	Shanghai Huayi Group Co. Ltd., Class B	88
239	Shanghai Industrial Holdings Ltd.	502
100	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	200
100	Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	97
147	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	163
500	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	680
100	Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	171
455	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	968
200	Shanghai Shibei Hi-Tech Co. Ltd., Class B	80
100	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	123
480	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	164
409	Shenzhen Expressway Co. Ltd., H-Shares	463
462	Shenzhen International Holdings Ltd.	895
1,744	Shenzhen Investment Ltd.	607
378	Shenzhou International Group Holdings Ltd.	4,449
631	Shimao Property Holdings Ltd.	1,785
520	Sichuan Expressway Co. Ltd., H-Shares	166
2,369	Sihuan Pharmaceutical Holdings Group Ltd.	498
33	SINA Corp.(a)	2,027
3,329	Sino Biopharmaceutical Ltd.	2,800
1,024	Sinofert Holdings Ltd.(a)	120

Schedule of Investments

1,556	Sino-Ocean Group Holding Ltd.	$761
767	Sinopec Engineering Group Co. Ltd., H-Shares	753
1,220	Sinopec Oilfield Service Corp., H-Shares(a)	104
1,895	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	896
539	Sinopharm Group Co. Ltd., H-Shares	2,408
1,019	Sinotrans Ltd., H-Shares	466
348	Sinotruk Hong Kong Ltd.	640
1,087	SOHO China Ltd.(a)	439
1,148	Sunac China Holdings Ltd.	4,535
343	Sunny Optical Technology Group Co. Ltd.	3,370
167	TAL Education Group ADR(a)	5,182
2,947	Tencent Holdings Ltd.	129,948
197	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares(a)	78
548	TravelSky Technology Ltd., H-Shares	1,481
204	Tsingtao Brewery Co. Ltd., H-Shares	896
223	Vipshop Holdings Ltd. ADR(a)	1,715
27	Weibo Corp. ADR(a)	1,638
1,053	Weichai Power Co. Ltd., H-Shares	1,409
100	Weifu High-Technology Group Co. Ltd., Class B	187
258	Wuxi Biologics Cayman, Inc.(a)(b)	2,218
55	Wuxi Little Swan Co. Ltd., Class B	295
1,000	Xiaomi Corp., Class B(a)(b)	1,254
256	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	184
320	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	383
1,116	Yangzijiang Shipbuilding Holdings Ltd.	1,162
381	Yanlord Land Group Ltd.	360
100	Yantai Changyu Pioneer Wine Co. Ltd., Class B	193
1,058	Yanzhou Coal Mining Co. Ltd., H-Shares	965
3,258	Yuexiu Property Co. Ltd.	631
22	YY, Inc. ADR(a)	1,527
545	Zhaojin Mining Industry Co. Ltd., H-Shares	570
753	Zhejiang Expressway Co. Ltd., H-Shares	772
174	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)(c)	599
308	Zhongsheng Group Holdings Ltd.	552
265	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,469
3,110	Zijin Mining Group Co. Ltd., H-Shares	1,157
763	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	309
410	ZTE Corp., H-Shares(a)	825
172	ZTO Express Cayman, Inc. ADR	2,945

		787,968

	Colombia - 0.5%
105	Almacenes Exito SA	477
140	Bancolombia SA	1,503
236	Bancolombia SA (Preference Shares)	2,610
84	CEMEX Latam Holdings SA(a)	118
48	Corp. Financiera Colombiana SA(a)	294
2,485	Ecopetrol SA	2,336
2,133	Grupo Aval Acciones y Valores SA (Preference Shares)	735
134	Grupo de Inversiones Suramericana SA	1,487
40	Grupo de Inversiones Suramericana SA (Preference Shares)	426
229	Interconexion Electrica SA ESP	1,026

		11,012

	Czech Republic - 0.2%
83	CEZ AS	2,097
38	Komercni banka AS	1,534
261	Moneta Money Bank AS(b)	889
25	O2 Czech Republic AS	271

		4,791

	Egypt - 0.2%
110	Abou Kir Fertilizers & Chemical Industries	$145
575	Commercial International Bank Egypt SAE	2,699
495	Eastern Tobacco	472
237	Egypt Kuwait Holding Co. SAE	299
395	Egyptian Financial Group-Hermes Holding Co.(a)	382
430	ElSewedy Electric Co.	430
1,319	Global Telecom Holding SAE(a)	337
581	Talaat Moustafa Group	373
198	Telecom Egypt Co.	156

		5,293

	Greece - 0.3%
742	Alpha Bank AE(a)	743
921	Eurobank Ergasias SA(a)	575
21	FF Group(a)(d)	11
34	Hellenic Petroleum SA	299
128	Hellenic Telecommunications Organization SA	1,608
55	JUMBO SA	901
29	Motor Oil (Hellas) Corinth Refineries SA	724
58	Mytilineos Holdings SA	547
271	National Bank of Greece SA(a)	304
112	OPAP SA	1,096
153	Piraeus Bank SA(a)	100
21	Titan Cement Co. SA	474

		7,382

	Hong Kong - 0.4%
6,576	Alibaba Pictures Group Ltd.(a)	1,140
1,511	Bosideng International Holdings Ltd.	289
845	China Gas Holdings Ltd.	2,687
4,041	Fullshare Holdings Ltd.(a)	916
660	Haier Electronics Group Co. Ltd.(a)	1,897
559	Kingboard Laminates Holdings Ltd.	575
799	Landing International Development Ltd.(a)	263
849	Nine Dragons Paper Holdings Ltd.	861

		8,628

	Hungary - 0.4%
228	Magyar Telekom Telecommunications PLC	386
222	MOL Hungarian Oil & Gas PLC	2,660
120	OTP Bank Nyrt	4,952
73	Richter Gedeon Nyrt	1,558

		9,556

	India - 11.4%
208	Axis Bank Ltd. GDR(a)(b)	10,587
301	Dr Reddy’s Laboratories Ltd. ADR	11,495
46	GAIL India Ltd. GDR(b)	1,288
254	HDFC Bank Ltd. ADR	24,948
4,101	Infosys Ltd. ADR	44,291
4,348	Invesco India ETF(e)	103,743
208	Larsen & Toubro Ltd. GDR(b)	3,827
317	Mahindra & Mahindra Ltd. GDR(b)	3,069
842	Reliance Industries Ltd. GDR(b)	29,007
26	Reliance Infrastructure Ltd. GDR(b)	281
136	State Bank of India GDR(a)(b)	5,664
1,248	Tata Motors Ltd. ADR(a)	16,311
1,016	Tata Steel Ltd. GDR(b)	6,889
546	Vedanta Ltd. ADR	6,099
499	Wipro Ltd. ADR	2,839

		270,338

	Indonesia - 2.6%
6,659	PT Adaro Energy Tbk	662
228	PT Astra Agro Lestari Tbk	228
10,652	PT Astra International Tbk	6,442
5,059	PT Bank Central Asia Tbk	10,201
1,624	PT Bank Danamon Indonesia Tbk	1,058
9,721	PT Bank Mandiri (Persero) Tbk	5,183
3,879	PT Bank Negara Indonesia (Persero) Tbk	2,519
27,839	PT Bank Rakyat Indonesia (Persero) Tbk	7,671
1,940	PT Bukit Asam Tbk	598
4,395	PT Bumi Serpong Damai Tbk(a)	418
3,830	PT Charoen Pokphand Indonesia Tbk	2,028
251	PT Gudang Garam Tbk	1,503
4,730	PT Hanjaya Mandala Sampoerna Tbk	1,297

Schedule of Investments

1,380	PT Indah Kiat Pulp & Paper Corp. Tbk	$1,284
669	PT Indocement Tunggal Prakarsa Tbk	920
1,116	PT Indofood CBP Sukses Makmur Tbk	861
2,377	PT Indofood Sukses Makmur Tbk	1,318
1,266	PT Jasa Marga (Persero) Tbk	446
9,856	PT Kalbe Farma Tbk	1,129
1,149	PT Matahari Department Store Tbk	576
2,860	PT Media Nusantara Citra Tbk	173
5,479	PT Perusahaan Gas Negara (Persero) Tbk	1,008
1,576	PT Semen Indonesia (Persero) Tbk	1,430
3,314	PT Surya Citra Media Tbk	447
25,010	PT Telekomunikasi Indonesia (Persero) Tbk	6,981
1,136	PT Tower Bersama Infrastructure Tbk	400
601	PT Unilever Indonesia Tbk	2,151
819	PT United Tractors Tbk	1,508
1,163	PT Vale Indonesia Tbk(a)	320
2,072	PT XL Axiata Tbk(a)	322

		61,082

	Isle of Man - 0.0%
182	MAS Real Estate, Inc.	305

	Malaysia - 3.1%
790	AirAsia Group Bhd	586
488	Alliance Bank Malaysia Bhd	505
1,003	AMMB Holdings Bhd	1,102
775	Astro Malaysia Holdings Bhd	318
2,329	Axiata Group Bhd	2,280
74	British American Tobacco Malaysia Bhd	692
1,968	Bumi Armada Bhd(a)	96
3,458	CIMB Group Holdings Bhd	4,745
2,399	Dialog Group Bhd	1,757
1,920	DiGi.com Bhd	2,184
1,077	FGV Holdings Bhd(a)	263
1,181	Gamuda Bhd	796
1,209	Genting Bhd	2,048
1,469	Genting Malaysia Bhd	1,180
341	HAP Seng Consolidated Bhd	820
763	Hartalega Holdings Bhd	1,006
313	Hong Leong Bank Bhd	1,577
120	Hong Leong Financial Group Bhd	577
1,464	IHH Healthcare Bhd	2,002
1,718	IJM Corp. Bhd	768
1,676	IOI Corp. Bhd	1,903
1,083	IOI Properties Group Bhd	413
189	KLCCP Stapled Group	360
230	Kuala Lumpur Kepong Bhd	1,386
2,982	Malayan Banking Bhd	6,945
465	Malaysia Airports Holdings Bhd	913
1,436	Maxis Bhd	2,016
694	MISC Bhd	1,149
486	MMC Corp. Bhd	100
33	Nestle Malaysia Bhd	1,196
1,483	Petronas Chemicals Group Bhd	3,059
152	Petronas Dagangan Bhd	979
406	Petronas Gas Bhd	1,792
331	PPB Group Bhd	1,471
984	Press Metal Aluminium Holdings Bhd	1,035
1,586	Public Bank Bhd	9,595
587	RHB Bank Bhd	778
2,487	Sapura Energy Bhd(a)	161
1,910	Sime Darby Bhd	1,045
1,846	Sime Darby Plantation Bhd	2,330
1,849	Sime Darby Property Bhd	519
655	Telekom Malaysia Bhd	465
2,015	Tenaga Nasional Bhd	6,346
919	UEM Sunrise Bhd	169
555	Westports Holdings Bhd	504
2,413	YTL Corp. Bhd	648
1,756	YTL Power International Bhd	386

		72,965

	Mexico - 3.4%
157	ALEATICA SAB de CV	$190
1,456	Alfa SAB de CV, Class A	1,842
184	Alpek SAB de CV(a)	252
274	Alsea SAB de CV	762
14,131	America Movil SAB de CV, Series L	11,370
204	Arca Continental SAB de CV	1,192
363	Banco del Bajio SA(b)	761
919	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Class B	1,383
288	Becle SAB de CV	370
7,886	Cemex SAB de CV, Series CPO(a)(f)	4,281
270	Coca-Cola Femsa SAB de CV, Series L	1,696
131	Concentradora Fibra Danhos SA de CV REIT	188
104	El Puerto de Liverpool SAB de CV	684
1,589	Fibra Uno Administracion SA de CV REIT	2,191
1,081	Fomento Economico Mexicano SAB de CV, Series CPO(g)	9,883
224	Gmexico Transportes SAB de CV(b)	315
111	Gruma SAB de CV, Class B	1,359
176	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	984
185	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,669
107	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,945
1,255	Grupo Bimbo SAB de CV, Series A	2,494
252	Grupo Carso SAB de CV, Series A1	993
175	Grupo Comercial Chedraui SA de CV	341
31	Grupo Elektra SAB de CV	1,689
1,431	Grupo Financiero Banorte SAB de CV, Class O	7,984
1,176	Grupo Financiero Inbursa SAB de CV, Class O	1,712
325	Grupo Lala SAB de CV	397
1,881	Grupo Mexico SAB de CV, Series B	4,527
1,305	Grupo Televisa SAB, Series CPO(h)	3,279
93	Industrias Bachoco SAB de CV, Series B	358
67	Industrias Penoles SAB de CV	919
273	Infraestructura Energetica Nova SAB de CV	1,077
437	Kimberly-Clark de Mexico SAB de CV, Class A	733
157	Megacable Holdings SAB de CV, Series CPO(i)	709
535	Mexichem SAB de CV	1,436
346	Nemak SAB de CV(b)	272
144	Organizacion Soriana SAB de CV, Class B(a)	204
111	Promotora y Operadora de Infraestructura SAB de CV	1,138
120	Regional SAB de CV	637
676	Telesites SAB de CV(a)	426
2,629	Wal-Mart de Mexico SAB de CV	6,936

		81,578

	Pakistan - 0.1%
373	Fauji Fertilizer Co. Ltd.	288
400	Habib Bank Ltd.	431
294	National Bank of Pakistan(a)	100
400	Oil & Gas Development Co. Ltd.	435
345	Pakistan Petroleum Ltd.	473

		1,727

	Peru - 0.4%
112	Cia de Minas Buenaventura SAA ADR	1,753
35	Credicorp Ltd.	8,504
1,325	Volcan Cia Minera SAA, Class B	298

		10,555

	Philippines - 1.3%
816	Aboitiz Power Corp.	601
2,129	Alliance Global Group, Inc.	560
121	Ayala Corp.	2,152
3,635	Ayala Land, Inc.	3,097

Schedule of Investments

935	Bank of the Philippine Islands	$1,633
1,026	BDO Unibank, Inc.	2,658
1,995	Bloomberry Resorts Corp.	422
1,649	DMCI Holdings, Inc.	398
1,155	Energy Development Corp.(a)(d)	152
15	Globe Telecom, Inc.	581
48	GT Capital Holdings, Inc.	983
590	International Container Terminal Services, Inc.	1,225
214	Jollibee Foods Corp.	1,298
1,614	LT Group, Inc.	480
137	Manila Electric Co.	962
4,805	Megaworld Corp.	476
7,448	Metro Pacific Investments Corp.	695
838	Metropolitan Bank & Trust Co.	1,351
1,471	Petron Corp.	211
55	PLDT, Inc.	1,361
683	Semirara Mining & Power Corp.	311
243	SM Investments Corp.	4,617
4,736	SM Prime Holdings, Inc.	3,463
478	Universal Robina Corp.	1,358

		31,045

	Qatar - 1.3%
3	Al Meera Consumer Goods Co. QSC	124
96	Barwa Real Estate Co.	1,074
105	Commercial Bank PQSC (The)	1,224
87	Doha Bank QPSC	505
94	Ezdan Holding Group QSC(a)	403
49	Gulf International Services QSC(a)	225
105	Industries Qatar QSC	4,141
192	Masraf Al Rayan QSC	2,151
45	Ooredoo QPSC	938
141	Qatar Aluminum Manufacturing Co.(a)	469
26	Qatar Electricity & Water Co. QSC	1,342
140	Qatar Gas Transport Co. Ltd.	769
22	Qatar International Islamic Bank QSC	416
61	Qatar Islamic Bank SAQ	2,647
230	Qatar National Bank QPSC	12,506
31	Qatar Navigation QSC	587
98	United Development Co. QSC	452
193	Vodafone Qatar QSC(a)	444

		30,417

	Romania - 0.1%
183	NEPI Rockcastle PLC	1,730

	Russia - 4.5%
3,324	Gazprom PJSC ADR	16,234
138	LSR Group PJSC GDR(b)	271
246	LUKOIL PJSC ADR	19,729
162	Magnit PJSC GDR(b)	2,579
74	Magnitogorsk Iron & Steel Works PJSC GDR(b)	638
246	MMC Norilsk Nickel PJSC ADR	5,117
247	Mobile TeleSystems PJSC ADR	2,124
57	Novatek PJSC GDR(b)	10,460
47	Novolipetsk Steel PJSC GDR(b)	1,100
60	PhosAgro PJSC GDR(b)	817
29	Polyus PJSC GDR(b)	1,209
638	Rosneft Oil Co. PJSC GDR(b)	3,988
75	Rostelecom PJSC ADR	502
2,987	RusHydro PJSC ADR	2,192
1,463	Sberbank of Russia PJSC ADR	19,860
225	Severstal PJSC GDR(b)	3,434
89	Sistema PJSFC GDR(b)	248
391	Surgutneftegas PJSC ADR	1,618
415	Surgutneftegas PJSC (Preference Shares) ADR	2,556
141	Tatneft PJSC ADR	10,347
56	TMK PJSC GDR(b)	182
1,277	VTB Bank PJSC GDR(b)	1,615

		106,820

	South Africa - 7.7%
367	Absa Group Ltd.	$5,111
64	AECI Ltd.	429
43	African Rainbow Minerals Ltd.	480
32	Anglo American Platinum Ltd.	1,539
206	AngloGold Ashanti Ltd.	2,903
194	Aspen Pharmacare Holdings Ltd.	2,124
13	Assore Ltd.	337
364	Attacq Ltd. REIT	436
180	AVI Ltd.	1,262
116	Barloworld Ltd.	1,058
173	Bid Corp. Ltd.	3,694
172	Bidvest Group Ltd. (The)	2,626
188	Brait SE(a)	399
28	Capitec Bank Holdings Ltd.	2,461
120	Clicks Group Ltd.	1,781
138	Coronation Fund Managers Ltd.	429
85	Curro Holdings Ltd.(a)	184
206	Dis-Chem Pharmacies Ltd.(b)	398
173	Discovery Ltd.	2,076
120	Exxaro Resources Ltd.	1,392
45	Famous Brands Ltd.(a)	303
1,650	FirstRand Ltd.	8,628
547	Fortress REIT Ltd., Class A REIT	798
432	Fortress REIT Ltd., Class B REIT	505
119	Foschini Group Ltd. (The)	1,519
407	Gold Fields Ltd.	1,649
1,503	Growthpoint Properties Ltd. REIT	2,941
218	Harmony Gold Mining Co. Ltd.(a)	436
133	Hyprop Investments Ltd. REIT	902
353	Impala Platinum Holdings Ltd.(a)	1,028
84	Imperial Logistics Ltd.	430
158	Investec Ltd.	1,037
49	JSE Ltd.	606
1,001	KAP Industrial Holdings Ltd.	645
27	Kumba Iron Ore Ltd.	689
62	Liberty Holdings Ltd.	499
670	Life Healthcare Group Holdings Ltd.	1,369
59	Massmart Holdings Ltd.	409
539	MMI Holdings Ltd.(a)	684
84	Motus Holdings Ltd.(a)	565
123	Mr. Price Group Ltd.	2,067
927	MTN Group Ltd.	6,080
372	Nampak Ltd.(a)	392
220	Naspers Ltd., Class N	50,399
208	Nedbank Group Ltd.	4,479
705	Netcare Ltd.	1,315
183	Northam Platinum Ltd.(a)	666
21	Oceana Group Ltd.	122
2,446	Old Mutual Ltd.	4,311
36	Omnia Holdings Ltd.	229
363	Pepkor Holdings Ltd.(b)	547
185	Pick n Pay Stores Ltd.	968
84	Pioneer Foods Group Ltd.	503
86	PSG Group Ltd.	1,624
366	Rand Merchant Investment Holdings Ltd.	1,016
2,745	Redefine Properties Ltd. REIT	2,182
269	Remgro Ltd.	4,278
127	Resilient REIT Ltd. REIT	618
85	Reunert Ltd.	452
389	RMB Holdings Ltd.	2,448
883	Sanlam Ltd.	5,597
22	Santam Ltd.	504
297	Sappi Ltd.	1,746
288	Sasol Ltd.	8,690
243	Shoprite Holdings Ltd.	2,997
915	Sibanye Gold Ltd.(a)	776
101	SPAR Group Ltd. (The)	1,518
662	Standard Bank Group Ltd.	9,728
201	Super Group Ltd.(a)	521
154	Telkom SA SOC Ltd.	779
79	Tiger Brands Ltd.	1,644
64	Tongaat Hulett Ltd.	244

Schedule of Investments

216	Truworths International Ltd.	$1,304
287	Tsogo Sun Holdings Ltd.	425
335	Vodacom Group Ltd.	3,044
390	Vukile Property Fund Ltd. REIT	617
484	Woolworths Holdings Ltd.	1,832

		183,423

	Taiwan - 12.0%
1,555	Acer, Inc.(a)	987
180	Advantech Co. Ltd.	1,339
1,703	ASE Technology Holding Co. Ltd.(a)	3,326
1,123	Asia Cement Corp.	1,332
371	Asustek Computer, Inc.	2,850
4,650	AU Optronics Corp.	1,801
1,241	Capital Securities Corp.	369
373	Catcher Technology Co. Ltd.	2,811
4,057	Cathay Financial Holding Co. Ltd.	5,758
620	Chailease Holding Co. Ltd.	2,281
3,214	Chang Hwa Commercial Bank Ltd.	1,873
887	Cheng Shin Rubber Industry Co. Ltd.	1,246
308	Chicony Electronics Co. Ltd.	673
1,092	China Airlines Ltd.	375
7,352	China Development Financial Holding Corp.	2,388
1,362	China Life Insurance Co. Ltd.	1,230
373	China Motor Corp.	290
6,319	China Steel Corp.	5,235
1,959	Chunghwa Telecom Co. Ltd.	6,823
2,016	Compal Electronics, Inc.	1,194
9,327	CTBC Financial Holding Co. Ltd.	6,285
1,102	Delta Electronics, Inc.	5,417
5,393	E.Sun Financial Holding Co. Ltd.	3,748
96	Eclat Textile Co. Ltd.	1,087
515	Epistar Corp.	435
582	Eternal Materials Co. Ltd.	473
1,093	Eva Airways Corp.	530
1,192	Evergreen Marine Corp. Taiwan Ltd.	464
1,164	Far Eastern International Bank	398
2,059	Far Eastern New Century Corp.	1,991
843	Far EasTone Telecommunications Co. Ltd.	1,965
204	Feng Hsin Steel Co. Ltd.	386
175	Feng TAY Enterprise Co. Ltd.	1,097
5,104	First Financial Holding Co. Ltd.	3,389
1,762	Formosa Chemicals & Fibre Corp.	6,108
716	Formosa Petrochemical Corp.	2,505
2,521	Formosa Plastics Corp.	8,370
535	Formosa Taffeta Co. Ltd.	613
598	Foxconn Technology Co. Ltd.	1,152
3,774	Fubon Financial Holding Co. Ltd.	5,473
161	Giant Manufacturing Co. Ltd.	797
115	Globalwafers Co. Ltd.	1,086
6,178	Hon Hai Precision Industry Co. Ltd.	14,077
379	HTC Corp.(a)	451
4,330	Hua Nan Financial Holdings Co. Ltd.	2,600
4,518	Innolux Corp.	1,537
1,466	Inventec Corp.	1,129
53	Largan Precision Co. Ltd.	6,521
1,041	Lite-On Technology Corp.	1,533
755	MediaTek, Inc.	5,972
5,561	Mega Financial Holding Co. Ltd.	4,815
2,911	Nan Ya Plastics Corp.	7,230
421	Nanya Technology Corp.	824
276	Novatek Microelectronics Corp.	1,419
70	OBI Pharma, Inc.(a)	410
423	Oriental Union Chemical Corp.	361
1,052	Pegatron Corp.	1,774
1,393	Pou Chen Corp.	1,669
295	President Chain Store Corp.	3,097
1,397	Quanta Computer, Inc.	2,542
247	Realtek Semiconductor Corp.	1,315
4,929	Shin Kong Financial Holding Co. Ltd.	1,394
5,505	SinoPac Financial Holdings Co. Ltd.	1,855
674	Synnex Technology International Corp.	829

5,223	Taishin Financial Holding Co. Ltd.	$2,312
2,217	Taiwan Business Bank	797
2,367	Taiwan Cement Corp.	2,878
4,759	Taiwan Cooperative Financial Holding Co. Ltd.	2,866
387	Taiwan Fertilizer Co. Ltd.(a)	546
939	Taiwan Glass Industry Corp.	399
1,094	Taiwan High Speed Rail Corp.	1,109
837	Taiwan Mobile Co. Ltd.	2,983
164	Taiwan Secom Co. Ltd.	461
12,426	Taiwan Semiconductor Manufacturing Co. Ltd.	89,388
949	Teco Electric and Machinery Co. Ltd.	573
183	TPK Holding Co. Ltd.	303
164	Transcend Information, Inc.	354
246	U-Ming Marine Transport Corp.	243
556	Unimicron Technology Corp.	407
2,462	Uni-President Enterprises Corp.	5,762
6,129	United Microelectronics Corp.	2,264
479	Vanguard International Semiconductor Corp.	1,038
1,635	Walsin Lihwa Corp.	931
255	Walsin Technology Corp.	1,419
423	Wan Hai Lines Ltd.	217
1,497	Wistron Corp.	1,028
203	Yageo Corp.	2,124
5,657	Yuanta Financial Holding Co. Ltd.	3,130
502	Yulon Motor Co. Ltd.	300
14	Yulon Nissan Motor Co. Ltd.	105

		285,241

	Thailand - 3.7%
589	Advanced Info Service PCL NVDR	3,365
2,219	Airports of Thailand PCL NVDR	4,901
246	Bangkok Bank PCL (Foreign Shares)	1,693
4,584	Bangkok Dusit Medical Services PCL NVDR	3,463
4,219	Bangkok Expressway & Metro PCL NVDR	1,404
300	Bangkok Life Assurance PCL NVDR	264
2,260	Banpu PCL NVDR	1,201
589	Berli Jucker PCL NVDR	919
4,255	BTS Group Holdings PCL NVDR	1,362
472	BTS Group Holdings PCL Wts. expiring 11/29/19(a)	10
168	Bumrungrad Hospital PCL NVDR	1,000
1,281	Central Pattana PCL NVDR	3,270
1,869	Charoen Pokphand Foods PCL NVDR	1,630
2,700	CP ALL PCL NVDR	6,719
264	Delta Electronics Thailand PCL NVDR	587
139	Electricity Generating PCL NVDR	1,166
899	Energy Absolute PCL NVDR	1,367
238	Glow Energy PCL NVDR	703
300	Gulf Energy Development PCL NVDR	835
3,046	Home Product Center PCL NVDR	1,521
949	Indorama Ventures PCL NVDR	1,458
1,026	Intouch Holdings PCL NVDR	1,782
5,534	IRPC PCL NVDR	1,018
435	Kasikornbank PCL NVDR	2,785
606	Kasikornbank PCL (Foreign Shares)	3,879
3,260	Krung Thai Bank PCL NVDR	2,066
3,465	Land & Houses PCL NVDR	1,187
1,872	Minor International PCL NVDR	2,322
714	PTT Exploration & Production PCL NVDR	2,811
1,100	PTT Global Chemical PCL NVDR	2,394
7,391	PTT PCL NVDR	11,474
450	Ratchaburi Electricity Generating Holding PCL NVDR	799
455	Siam Cement PCL (The) NVDR	6,816
52	Siam City Cement PCL NVDR	386
1,270	Siam Commercial Bank PCL (The) NVDR	5,406
635	Thai Airways International PCL NVDR(a)	270
524	Thai Oil PCL NVDR	1,208
1,634	Thai Union Group PCL NVDR	978

Schedule of Investments

12,413	TMB Bank PCL NVDR	$874
390	Total Access Communication PCL NVDR	599
5,752	True Corp. PCL NVDR	939

		88,831

	Turkey - 0.9%
1,417	Akbank T.A.S.	1,938
81	Anadolu Efes Biracilik ve Malt Sanayii AS	345
99	Arcelik AS	354
89	Aselsan Elektronik Sanayi ve Ticaret AS	442
117	BIM Birlesik Magazalar AS	2,040
38	Coca-Cola Icecek AS	242
1,084	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	331
127	Enerjisa Enerji AS(b)	137
281	Enka Insaat ve Sanayi AS	268
710	Eregli Demir ve Celik Fabrikalari TAS	1,165
36	Ford Otomotiv Sanayi AS	417
409	Haci Omer Sabanci Holding AS	740
78	Iskenderun Demir ve Celik AS	102
446	KOC Holding AS	1,491
27	Koza Altin Isletmeleri AS(a)	280
370	Petkim Petrokimya Holding AS	412
227	Soda Sanayii AS	314
85	TAV Havalimanlari Holding AS	458
88	Tekfen Holding AS	419
71	Tofas Turk Otomobil Fabrikasi AS	289
65	Tupras Turkiye Petrol Rafinerileri AS	1,746
264	Turk Hava Yollari AO(a)	786
305	Turk Telekomunikasyon AS(a)	297
529	Turkcell Iletisim Hizmetleri AS	1,483
1,051	Turkiye Garanti Bankasi AS	1,840
335	Turkiye Halk Bankasi AS	492
780	Turkiye Is Bankasi AS, Class C	856
352	Turkiye Sise ve Cam Fabrikalari AS	462
436	Turkiye Vakiflar Bankasi TAO, Class D	403
88	Ulker Biskuvi Sanayi AS	313
827	Yapi ve Kredi Bankasi AS(a)	312

		21,174

	United Arab Emirates - 0.9%
1,002	Abu Dhabi Commercial Bank PJSC	2,551
716	Abu Dhabi National Oil Co. for Distribution PJSC	450
1,329	Air Arabia PJSC	362
524	Al Waha Capital PJSC	257
1,779	Aldar Properties PJSC	770
427	Arabtec Holding PJSC	251
977	DAMAC Properties Dubai Co. PJSC	348
1,782	Dana Gas PJSC	434
840	Deyaar Development PJSC(a)	87
83	DP World Ltd.	1,477
938	Dubai Financial Market PJSC	214
865	Dubai Investments PJSC	311
905	Dubai Islamic Bank PJSC	1,257
1,859	DXB Entertainments PJSC(a)(b)	135
471	Emaar Development PJSC	513
1,164	Emaar Malls PJSC	498
1,793	Emaar Properties PJSC	2,104
914	Emirates Telecommunications Group Co. PJSC	4,235
1,428	First Abu Dhabi Bank PJSC	5,731
624	Union Properties PJSC(a)	68

		22,053

	United Kingdom - 0.1%
62	Mondi Ltd.	1,533

	United States - 0.1%
504	JBS SA	2,088

	Total Common Stocks & Other Equity Interests (Cost $2,475,402)	2,371,325

	Money Market Fund - 0.1%
2,999	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(j) (Cost $2,999)	$2,999

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,478,401) - 99.9%	2,374,324

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
3,882	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(j)(k) (Cost $3,882)	3,882

	Total Investments in Securities (Cost $2,482,283) - 100.1%	2,378,206
	Other assets less liabilities - (0.1)%	(2,678)

	Net Assets - 100.0%	$2,375,528

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Wts. - Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $118,902, which represented 5.01% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

Affiliated company. The Fund’s Adviser also serves as the adviser for Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2019	Dividend Income
Invesco India ETF	$93,889	$2,154	$—	$7,700	$—	$103,743	$1,003

(f)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(g)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(h)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(i)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(j)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three-month period ended January 31, 2019, there were no material transfers in and out of Level 3.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

Invesco International Corporate Bond ETF

	Level 1	Level 2	Level 3	Total
Invesco China All-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,476,592	$—	$0	$18,476,592
Money Market Fund	196,498	—	—	196,498

Total Investments	$18,673,090	$—	$0	$18,673,090

Invesco China Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,084,584	$—	$0	$41,084,584
Money Market Fund	931,717	—	—	931,717

Total Investments	$42,016,301	$—	$0	$42,016,301

Invesco China Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$63,155,142	$—	$17,064	$63,172,206
Money Market Fund	3,602,056	—	—	3,602,056

Total Investments	$66,757,198	$—	$17,064	$66,774,262

Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$509,165,127	$—	$28,266	$509,193,393
Money Market Fund	32,903,830	—	—	32,903,830

Total Investments	$542,068,957	$—	$28,266	$542,097,223

Invesco Emerging Markets Infrastructure ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,345,413	$—	$130,938	$15,476,351
Money Market Funds	96,545	—	—	96,545

Total Investments	$15,345,413	$—	$130,938	$15,572,896

Invesco Frontier Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,096,666	$—	$0	$52,096,666
Money Market Funds	40,115	—	—	40,115

Total Investments	$52,096,666	$—	$0	$52,136,781

Invesco FTSE RAFI Asia Pacific ex-Japan ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,883,235	$—	$96,078	$20,979,313

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,440,614,016	$—	$813,902	$1,441,427,918
Money Market Fund	27,513,337	—	—	27,513,337

Total Investments	$1,468,127,353	$—	$813,902	$1,468,941,255

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$348,858,665	$1,998	$39,981	$348,900,644
Money Market Fund	13,906,167	—	—	13,906,167

Total Investments	$362,764,832	$1,998	$39,981	$362,806,811

Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,910,924	$—	$0	$192,910,924
Money Market Fund	13,554,988	—	—	13,554,988

Total Investments	$206,465,912	$—	$0	$206,465,912

Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$165,151,250	$—	$0	$165,151,250
Money Market Fund	5,936,341	—	—	5,936,341

Total Investments	$171,087,591	$—	$0	$171,087,591

Invesco Chinese Yuan Dim Sum Bond ETF
Investments in Securities
Corporate Bonds	$—	$46,075,218	$—	$46,075,218
Sovereign Debt Obligations	—	15,274,621	—	15,274,621
Money Market Fund	4,440,708	—	—	4,440,708

Total Investments	$4,440,708	$61,349,839	$—	$65,790,547

Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
Sovereign Debt Obligations	$—	$3,398,590,307	$—	$3,398,590,307
Money Market Funds	17,296,838	—	—	17,296,838

Total Investments	$17,296,838	$3,398,590,307	$—	$3,415,887,145

Invesco Global Short Term High Yield Bond ETF
Investments in Securities
Corporate Bonds	$—	$178,928,944	$1,217,125	$180,146,069
Sovereign Debt Obligations	—	21,875,655	—	21,875,655
Common Stocks & Other Equity Interests	135	30,055	25,783	55,973
Preferred Stocks	—	—	0	0
Money Market Funds	5,882,836	—	—	5,882,836
Investments Matured	—	502,306	—	502,306

Total Investments	$5,882,971	$201,336,960	$1,242,908	$208,462,839

Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,680,733	$—	$155,991	$131,836,724
Money Market Fund	2,736,126	—	—	2,736,126

Total Investments	$134,416,859	$—	$155,991	$134,572,850

Invesco MSCI Emerging Markets Equal Country Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,897,829	$—	$5,479	$12,903,308
Money Market Funds	36,310	—	—	36,310

Total Investments	$12,934,139	$—	$5,479	$12,939,618

Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$309,473,395	$—	$1,048,212	$310,521,607

Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$—	$2,452,372	$—	$2,452,372
Money Market Fund	5,723	—	—	5,723

Total Investments	$5,723	$2,452,372	$—	$2,458,095

Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,291,177	$—	$1,102	$2,292,279
Money Market Fund	14,259	—	—	14,259

Total Investments	$2,305,436	$—	$1,102	$2,306,538

Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,371,162	$—	$163	$2,371,325
Money Market Funds	6,881	—	—	6,881

Total Investments	$2,378,043	$—	$163	$2,378,206

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Invesco Exchange-Traded Fund Trust II

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/29/2019

By (Signature and Title)	/s/ Kelli Gallegos
Kelli Gallegos
Treasurer

Date	3/29/2019